                                                          File Numbers 333-96383
                                                                       811-4585

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment Number

                       Post-Effective Amendment Number 17               X

                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment Number 86
                                              ----

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
             (formerly The Minnesota Mutual Life Insurance Company)
                               (Name of Depositor)

                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)

                             Dwayne C. Radel, Esq.
                    Senior Vice President and General Counsel
                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective (check appropriate box):

        immediately upon filing pursuant to paragraph (b) of Rule 485
    ---

     X  on April 29, 2011 pursuant to paragraph (b) of Rule 485
    ---

        60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ---

        on (date) pursuant to paragraph (a)(1) of Rule 485
    ---

If appropriate, check the following:

        this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

Title of Securities Being Registered: Variable Adjustable Life Insurance
Policies.

PART A:  INFORMATION REQUIRED IN A PROSPECTUS

Item Number     Caption in Prospectus

     1.         Front and Back Cover Pages

     2.         Benefit Summary: Benefits and Risks

     3.         Risk/Benefit Summary: Fee Table

     4. General Description of Minnesota Life Variable Life Account, Minnesota Life Insurance Company and Portfolio Companies

     5.         Charges

     6.         General Description of Contracts

     7.         Premiums

     8.         Death Benefits and Contract Values

     9.         Surrenders, Partial Surrenders, and Partial Withdrawals

     10.        Loans

     11.        Lapse and Reinstatement

     12.        Taxes

     13.        Legal Proceedings

     14.        Financial Statements

PROSPECTUS

MINNESOTA  LIFE  INSURANCE  COMPANY
MINNESOTA  LIFE  VARIABLE  LIFE  ACCOUNT

VARIABLE ADJUSTABLE LIFE INSURANCE POLICY

     This prospectus describes a Variable Adjustable Life Insurance Policy issued by Minnesota Life Insurance Company ("Minnesota Life"). The Policy may be adjusted, within described limits, as to face amount, premium amount and the plan of insurance.

     Variable Adjustable Life policy values may be invested in our separate account called the Minnesota Life Variable Life Account ("Variable Life Account"). Policy values may also be invested in a general account option. The actual cash value of each Policy will vary with the investment experience of these options.

     You should consider the Policy in conjunction with other insurance you own. REPLACING YOUR EXISTING LIFE INSURANCE WITH THIS POLICY MAY NOT BE TO YOUR ADVANTAGE. IN ADDITION, IT MAY NOT BE TO YOUR ADVANTAGE TO FINANCE THE PURCHASE OR MAINTENANCE OF THIS POLICY THROUGH A LOAN OR THROUGH WITHDRAWALS FROM ANOTHER POLICY. PLEASE CONSULT YOUR REGISTERED REPRESENTATIVE OR FINANCIAL ADVISER.

THE VARIABLE LIFE ACCOUNT INVESTS IN THE FOLLOWING FUND PORTFOLIOS:

[ADVANTUS(R) CAPITAL MANAGEMENT LOGO]

ADVANTUS SERIES FUND, INC.

-    BOND PORTFOLIO -- CLASS 2 SHARES
-    INDEX 400 MID-CAP PORTFOLIO -- CLASS 2 SHARES
-    INDEX 500 PORTFOLIO -- CLASS 2 SHARES
-    INTERNATIONAL BOND PORTFOLIO -- CLASS 2 SHARES
-    MONEY MARKET PORTFOLIO
-    MORTGAGE SECURITIES PORTFOLIO -- CLASS 2 SHARES
-    REAL ESTATE SECURITIES PORTFOLIO -- CLASS 2 SHARES

[ALLIANCEBERNSTEIN LOGO]

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

-    INTERNATIONAL VALUE PORTFOLIO -- CLASS B SHARES

[AMERICAN CENTURY INVESTMENT(R) LOGO]

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

-    VP INCOME & GROWTH FUND -- CLASS II SHARES
-    VP ULTRA(R) FUND -- CLASS II SHARES
-    VP VALUE FUND -- CLASS II SHARES

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

-    VP INFLATION PROTECTION FUND -- CLASS II SHARES

[AMERICAN FUNDS(R) LOGO]


AMERICAN FUNDS INSURANCE SERIES(R)

-    GLOBAL BOND FUND(SM) -- CLASS 2 SHARES
-    GLOBAL GROWTH FUND(SM) -- CLASS 2 SHARES
-    GLOBAL SMALL CAPITALIZATION FUND(SM) -- CLASS 2 SHARES
-    GROWTH FUND(SM) -- CLASS 2 SHARES
-    GROWTH-INCOME FUND(SM) -- CLASS 2 SHARES
-    INTERNATIONAL FUND(SM) -- CLASS 2 SHARES
-    NEW WORLD FUND(R) -- CLASS 2 SHARES
-    U.S. GOVERNMENT/AAA-RATED SECURITIES FUND(SM) -- CLASS 2 SHARES


[CREDIT SUISSE LOGO]

CREDIT SUISSE TRUST


-    INTERNATIONAL EQUITY FLEX III PORTFOLIO


[FIDELITY INVESTMENTS(R) LOGO]

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS

-    CONTRAFUND(R) PORTFOLIO -- SERVICE CLASS 2 SHARES
-    EQUITY-INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES
-    HIGH INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES
-    MID CAP PORTFOLIO -- SERVICE CLASS 2 SHARES

[FRANKLIN TEMPLETON INVESTMENTS LOGO]

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

-    FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- CLASS 2 SHARES
-    FRANKLIN SMALL CAP VALUE SECURITIES FUND -- CLASS 2 SHARES
-    FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- CLASS 2 SHARES
-    MUTUAL SHARES SECURITIES FUND -- CLASS 2 SHARES
-    TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- CLASS 2 SHARES

[GOLDMAN SACHS ASSET MANAGEMENT LOGO]

GOLDMAN SACHS VARIABLE INSURANCE TRUST

-    GOLDMAN SACHS GOVERNMENT INCOME FUND -- SERVICE SHARES

[IBBOTSON ETF ALLOCATION SERIES LOGO]

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

-    IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
     SHARES*
-    IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*
-    IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*
-    IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*
-    IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
     SHARES*
* THESE PORTFOLIOS ARE STRUCTURED AS FUND OF FUNDS THAT INVEST DIRECTLY IN SHARES OF UNDERLYING FUNDS.

[INVESCO LOGO]

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)


- INVESCO V.I. BASIC BALANCED FUND -- SERIES II SHARES (WILL MERGE INTO INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND -- SERIES II SHARES EFFECTIVE MAY 2, 2011)


-    INVESCO V.I. CAPITAL APPRECIATION FUND -- SERIES II SHARES
-    INVESCO V.I. CORE EQUITY FUND -- SERIES II SHARES
-    INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II SHARES


-    INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND -- SERIES II SHARES
-    INVESCO VAN KAMPEN V.I. COMSTOCK FUND -- SERIES II SHARES
- INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND -- SERIES II SHARES (EFFECTIVE MAY 2, 2011)
-    INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND -- SERIES II SHARES
-    INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND -- SERIES II SHARES


[IVY FUNDS VARIABLE INSURANCE PORTFOLIOS LOGO]

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

-    IVY FUNDS VIP ASSET STRATEGY
-    IVY FUNDS VIP BALANCED
-    IVY FUNDS VIP CORE EQUITY
-    IVY FUNDS VIP GLOBAL NATURAL RESOURCES
-    IVY FUNDS VIP GROWTH
-    IVY FUNDS VIP INTERNATIONAL CORE EQUITY
-    IVY FUNDS VIP INTERNATIONAL GROWTH
-    IVY FUNDS VIP MICRO CAP GROWTH
-    IVY FUNDS VIP MID CAP GROWTH
-    IVY FUNDS VIP SCIENCE AND TECHNOLOGY
-    IVY FUNDS VIP SMALL CAP GROWTH
-    IVY FUNDS VIP SMALL CAP VALUE
-    IVY FUNDS VIP VALUE

[JANUS LOGO]

JANUS ASPEN SERIES

-    BALANCED PORTFOLIO -- SERVICE SHARES
-    FORTY PORTFOLIO -- SERVICE SHARES
-    OVERSEAS PORTFOLIO -- SERVICE SHARES
-    PERKINS MID CAP VALUE PORTFOLIO -- SERVICE SHARES

[MFS(R) INVESTMENT MANAGEMENT LOGO]

MFS(R) VARIABLE INSURANCE TRUST

-    INVESTORS GROWTH STOCK SERIES -- SERVICE CLASS SHARES
-    MID CAP GROWTH SERIES -- SERVICE CLASS SHARES
-    NEW DISCOVERY SERIES -- SERVICE CLASS SHARES
-    VALUE SERIES -- SERVICE CLASS SHARES

MORGAN STANLEY INVESTMENT MANAGEMENT

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

-    MORGAN STANLEY UIF EMERGING MARKETS EQUITY PORTFOLIO -- CLASS II SHARES

[NEUBERGER BERMAN LOGO]

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

-    NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO -- S CLASS SHARES

[OPPENHEIMERFUNDS(R) LOGO]
THE RIGHT WAY TO INVEST

OPPENHEIMER VARIABLE ACCOUNT FUNDS

-    CAPITAL APPRECIATION FUND/VA -- SERVICE SHARES
-    HIGH INCOME FUND/VA -- SERVICE SHARES


-    MAIN STREET SMALL- & MID-CAP FUND/VA -- SERVICE SHARES


PANORAMA SERIES FUND, INC.

-   INTERNATIONAL GROWTH FUND/VA -- SERVICE SHARES

[PIMCO LOGO]
YOUR GLOBAL INVESTMENT AUTHORITY

PIMCO VARIABLE INSURANCE TRUST


-    PIMCO VIT LOW DURATION PORTFOLIO -- ADVISOR CLASS SHARES
-    PIMCO VIT TOTAL RETURN PORTFOLIO -- ADVISOR CLASS SHARES


[PUTNAM INVESTMENTS LOGO]

PUTNAM VARIABLE TRUST

-    PUTNAM VT EQUITY INCOME FUND -- CLASS IB SHARES
-    PUTNAM VT GROWTH AND INCOME FUND -- CLASS IB SHARES
-    PUTNAM VT INTERNATIONAL EQUITY FUND -- CLASS IB SHARES


-    PUTNAM VT MULTI-CAP GROWTH FUND -- CLASS IB SHARES

-    PUTNAM VT VOYAGER FUND -- CLASS IB SHARES

PLEASE NOTE THAT THE POLICY AND THE FUND PORTFOLIOS:

     -    are not guaranteed to achieve their goals;

     -    are not federally insured;

     -    are not endorsed by any bank or government agency; and

     -    are subject to risks, including loss of the amount invested.

THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS. YOU SHOULD READ THE PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

THE POLICY HAS NOT BEEN APPROVED OR DISAPPROVED BY THE SEC. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[MINNESOTA LIFE LOGO]

400 ROBERT STREET NORTH - ST. PAUL, MINNESOTA 55101-2098
PH 651/665-3500 - http:/www.minnesotalife.com


DATED: APRIL 29, 2011

TABLE OF CONTENTS


SUMMARY OF BENEFITS AND RISKS                                               1
GENERAL DESCRIPTIONS                                                        8
   Minnesota Life Insurance Company                                         8
   Variable Life Account                                                    8
   The Funds                                                                8
   Additions, Deletions or Substitutions                                   15
   The Guaranteed Principal Account                                        16
   Payments Made by Underlying Mutual Funds                                17
DETAILED INFORMATION ABOUT THE VARIABLE ADJUSTABLE LIFE INSURANCE POLICY   18
   Adjustable Life Insurance                                               18
   Policy Adjustments                                                      19
   Applications and Policy Issue                                           22
   Policy Premiums                                                         23
   Actual Cash Value                                                       27
   Death Benefit Options                                                   31
   Policy Loans                                                            33
   Surrender                                                               35
   Free Look                                                               36
   Policy Charges                                                          36
   Other Policy Provisions                                                 39
   Additional Benefits                                                     42
OTHER MATTERS                                                              43
   Federal Tax Status                                                      43
   Voting Rights                                                           49
   Compensation Paid for the Sale Of Policies                              49
   Legal Proceedings                                                       51
   Registration Statement                                                  51
SPECIAL TERMS                                                              52
APPENDIX A -- EXAMPLE OF SALES CHARGE AND ADDITIONAL FACE AMOUNT CHARGE
   COMPUTATION                                                             53
STATEMENT OF ADDITIONAL INFORMATION                                        54

                 (This page has been left blank intentionally.)

SUMMARY OF BENEFITS AND RISKS

The following summary is designed to answer certain general questions concerning the Policy and to give you a brief overview of the more significant features. The summary is not comprehensive and you should review the information contained elsewhere in this prospectus. This prospectus describes a variable adjustable life insurance policy called VAL Horizon. The Policy combines both life insurance protection and the potential for accumulation of cash values; however, it may be unsuitable as a short-term investment due to the costs of insurance and the expenses charged.

WHAT ARE SOME OF THE BENEFITS OF THE POLICY?

The Policy described in this prospectus combines a guaranteed plan of insurance, flexible administrative procedures, and significant and useful market sensitive investment features. If you are not satisfied with the Policy, you also have the right to return it to us or your agent within ten days after you receive it.

WHAT IS THE GUARANTEED PLAN OF INSURANCE?

For any given level of premium, face amount and death benefit option, we guarantee a specific plan of insurance. The plan of insurance is the period during which insurance coverage is guaranteed and the period during which you must pay premiums to maintain that guarantee. These two periods are not always the same. For example, the Policy could have guaranteed insurance coverage for 40 years, with premiums payable for seven years; or insurance coverage for life, with premiums payable for 30 years. See "Adjustable Life Insurance."

WHAT MAKES THE POLICY "ADJUSTABLE"?

The Policy is called "Adjustable" because it allows you the flexibility to tailor your Policy to your needs at issue and thereafter to change or adjust your Policy as your insurance needs change. Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, you may choose the level of premium you wish to pay, the face amount and death benefit option that you need. Based on these three factors, we will calculate the guaranteed plan of insurance. Some limitations do apply to policy adjustments. See "Policy Adjustments."

The maximum plan of insurance available is one where the Policy becomes paid up after the payment of five annual premiums. The minimum plan of insurance that we offer at original issue is a plan that provides guaranteed insurance coverage for ten years (if the insured's age at issue is 45 or less) with premiums payable for ten years. A protection plan of insurance guarantees insurance coverage and a scheduled premium level, for a specified number of years, always less than for whole life. A protection plan requires the lowest initial level of premiums and offers the most insurance protection with the lowest investment element.

At high premium levels, the period of premium payments may be limited to satisfy the requirements of the Internal Revenue Code to qualify as life insurance. The result will be a protection plan that guarantees coverage beyond the premium paying period.

For any given face amount and death benefit option, you may select a premium that results in a plan that falls anywhere between the minimum protection plan and the maximum whole life plan. In general, the higher the premium you pay, the greater will be your cash value accumulation at any given time and therefore, for whole life plans, the shorter the period during which you need to pay premiums before your Policy becomes paid up. In addition to scheduled premiums, the Policy affords you the flexibility to pay unscheduled or "non-repeating premiums."

WHAT MAKES THE POLICY "VARIABLE"?

The Policy is called "Variable" because unlike traditional whole life and universal life contracts which provide for accumulations of contract values at fixed rates determined by the insurance company, the value in the Policy may be invested in a separate account of ours called the Minnesota Life Variable Life Account. The sub-accounts of the separate account are invested in corresponding Portfolios of the Funds. Your policy values invested in these sub-accounts will fluctuate with the performance of the sub-accounts and will reflect market rates of return. See "Variable Life Account" and "The Funds."

Those seeking the traditional insurance protections of a guaranteed cash value may allocate premiums to the guaranteed principal account, which is a general account option with a guaranteed accumulation at a fixed rate of interest. With the guaranteed principal account, you do not bear the risk that adverse investment performance will depreciate the account value. See "The Guaranteed Principal Account."

WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE POLICY?

The Policy provides two death benefit options: the Cash Option and the Protection Option. Your choice will depend on which option best fits your need.

The Cash Option provides a fixed death benefit equal to the guaranteed face amount. Favorable nonguaranteed elements, including investment returns, will be reflected in increased actual cash values. The death benefit will vary only if necessary to satisfy the definition of life insurance. The Protection Option provides a variable death benefit equal to the guaranteed death benefit plus the policy value. Favorable nonguaranteed elements, including investment returns, will be reflected both in increased life insurance coverage and increased actual cash values. See "Death Benefit Options."

DO YOU HAVE ACCESS TO YOUR POLICY VALUES?

Yes. You may transfer policy values among the available investment options, make a partial surrender of the actual cash values, or surrender the Policy. See "Transfers" and "Surrender." You may also borrow up to 100 percent of your policy value as a policy loan. See "Policy Loans." Some of these transactions may have significant tax consequences. See "Federal Tax Status."

WHAT ADDITIONAL BENEFIT RIDERS DO WE MAKE AVAILABLE WITH THE POLICY?

We offer nine riders that provide supplemental benefits under the Policy: the Waiver of Premium, Inflation, Face Amount Increase, Business Continuation, Family Term, Exchange of Insureds, Accelerated Benefits, Early Value and Extended Maturity Agreements. We deduct monthly charges for the Waiver of Premium, Inflation, Face Amount Increase, Business Continuation, Family Term and Early Value Agreements. There is no charge for the Exchange of Insureds, Accelerated Benefits or the Extended Maturity Agreements. Your registered representative can help you determine whether any of the riders are suitable for you. These riders may not be available in all states. Please contact us for further details.

WHAT ARE SOME OF THE RISKS OF THE POLICY?

There is an investment risk. A variable adjustable life insurance policy is intended for those who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle. The values in the sub-accounts have no guaranteed minimum account value. The claims-paying ability of Minnesota Life as measured by independent rating agencies does not provide any guarantees of the investment performance of the Variable Life Account. Therefore, you bear the risk that adverse investment performance may depreciate your investment in the Policy. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. There is no assurance that any Portfolio will achieve its stated investment objective. You should carefully review each Fund prospectus before purchasing the policy. See "Actual Cash Value."


If you allocate net premiums or policy value to the guaranteed principal account, we will credit those net premiums or policy value with a rate of interest we declare, but you assume the risk that the rate of interest may decrease, although it will never be lower than an annual rate of 4 percent.


There is a risk that a Policy will lapse. Lapse will occur if a scheduled premium is not paid, or if there is no actual cash value when there is a policy loan. Policy loans may increase the risk that the Policy will lapse. If a Policy with a substantial loan lapses, there may be significant negative tax consequences. Policy loans may also have a negative impact on the cash value, and may reduce the death benefit. See "Policy Premiums."

You may make a partial surrender of the actual cash values. A partial surrender may be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the actual cash value and the death benefit and will increase the risk of lapse or termination. In addition, a partial surrender may have significant tax consequences. See "Federal Tax Status."

There is risk that the Policy may not qualify as life insurance for federal tax purposes. We believe that a Policy issued on the basis of a standard premium class should so qualify. However, it is not clear whether a Policy issued on a sub-standard basis would qualify. Failure to qualify would mean that the death proceeds would be included in the beneficiary's gross income for federal income tax purposes, and that cash values are constructively received prior to when they are actually received.

There is also a risk that a Policy qualifying as life insurance will be treated as a modified endowment contract ("MEC"). A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly cash value increases. However, any amounts you receive, such as dividends, cash withdrawals, loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a ten percent additional income tax imposed on the portion of any distribution that is included in income. See "Federal Tax Status."

Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.

SUMMARY FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

TRANSACTION FEES

This table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, adjust the Policy or make transfers between the investment options.


            CHARGE                  WHEN CHARGE IS DEDUCTED               AMOUNT DEDUCTED
-----------------------------   -------------------------------   ------------------------------
Sales Charge                    Upon first year premium           Maximum of 44 percent of first
                                payment and for the first year    year premium(2)
                                after a premium increase(1)

Premium Charge                  Upon premium payment              Maximum of 6 percent of
                                                                  premium in all years(3)

Additional Face Amount          Upon first year premium           Maximum of $5 per $1,000 of
Charge                          payment and for the first year    face amount(2)
                                after a face amount increase(1)

Policy Adjustment Transaction   At policy adjustment for          $25
Charge(4)                       changes in premium, face
                                amount, plan of insurance, and
                                death benefit option
Partial Surrender Transaction   At partial surrender              Lesser of $25 or 2 percent of
Charge                                                            partial surrender amount

Transfer Transaction Charge     At transfer of cash values        Maximum of $25, currently
                                                                  $10(5)

Returned Check Transaction      When a check is returned          $25
Charge

Sub-standard Risk Charge        Upon premium payment              Maximum of $381.80 and
                                                                  minimum of $0.14 per $1,000
                                                                  of face amount annually.
                                                                  The charge for a representative
                                                                  male nonsmoker age 30 would
                                                                  be $1.67 per $1,000 of face
                                                                  amount annually(6)

Exchange Administrative         At issue of an internal           $200
Charge                          exchange


(1) First Year Premium is base premium payable in the first 12 months of the contract, or the increase in base premium paid in the 12 months following a premium increase.

(2) The charge only applies to base premium up to that which provides level premium and face amount for life.

(3) Applies to base premiums. This charge does not apply to premiums for additional agreements. This charge is currently 3 percent on non-repeating premiums. See "Special Terms."

(4)  See "Policy Adjustments."

(5)  Currently, no transfer transaction charge is assessed.


(6) (i) The charge varies by the age and underwriting class of the insured as well as the face amount and premium level of the policy. (ii) The sub-standard risk charges shown in the table may not be representative of the charges for a particular insured. (iii) More information regarding these charges for a specific insured are available upon request to us.

        PERIODIC CHARGES OTHER THAN INVESTMENT OPTION OPERATING EXPENSES

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.

            CHARGE                    WHEN CHARGE IS DEDUCTED             AMOUNT DEDUCTED
---------------------------------   ---------------------------   --------------------------------
Cost of Insurance Charge(1)         Monthly                       Maximum of $83.33 and minimum
(1980 CSO)                                                        of $0.01 per $1,000 of net
                                                                  amount at risk(2)

                                                                  The charge for a
                                                                  representative male nonsmoker
                                                                  preferred risk age 30 would be
                                                                  $0.04 per $1,000 of net amount
                                                                  at risk(2)

Cost of Insurance Charge(1)         Monthly                       Maximum of $83.33 and minimum
(2001 CSO)                                                        of $0.01 per $1,000 of net
                                                                  amount at risk(2)

                                                                  The charge for a
                                                                  representative male nonsmoker
                                                                  preferred risk age 30 would be
                                                                  $0.04 per $1,000 of net amount
                                                                  at risk(2)

Monthly Policy Charge               Monthly                       Maximum of $10 plus $0.03 per
                                                                  $1,000 of face amount;
                                                                  currently $8 plus $0.02 per
                                                                  $1,000 of face amount for the
                                                                  1980 CSO policy, and $10 plus
                                                                  $0.02 per $1,000 of face
                                                                  amount for the 2001 CSO policy.

Mortality and Expense Risk Charge   Daily                         An annual rate of 0.50 percent
                                                                  of average daily net assets of
                                                                  Variable Life Account

Net Policy Loan Interest Charge     Annually and upon policy      The net loan interest we charge
                                    adjustment                    depends upon how long the policy
                                                                  has been in force. For policies
                                                                  in force less than ten years,
                                                                  we charge an annual net loan
                                                                  interest amount of 1.0 percent.
                                                                  For policies in force more than
                                                                  ten years, we charge an annual
                                                                  net loan interest amount of 0.25
                                                                  percent.(3)

             CHARGE                   WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
---------------------------------   ---------------------------   ------------------------------------
Additional Agreements:

   a) Waiver of Premium Agreement   Upon premium payment          a) Maximum of $11.24 and
        `                                                            minimum of $0.12 per $1,000
                                                                     of face amount annually

                                                                     The charge for a representative
                                                                     male nonsmoker age 30 would be
                                                                     $0.30 per $1,000 of face amount
                                                                     annually(4)

   b) Inflation Agreement           Annually                      b) $8 annually

   c) Face Amount Increase          Upon premium payment          c) Maximum of $2.29 and
      Agreement                                                      Agreement minimum of $0.65
                                                                     per $1,000 of agreement
                                                                     coverage annually

                                                                     The charge for a
                                                                     representative male age 7
                                                                     would be $0.87 per
                                                                     $1,000 of agreement
                                                                     coverage annually(5)

   d) Business Continuation         Upon premium payment          d) Maximum of $35.04 and
      Agreement                                                      minimum of $0.10 per $1,000
                                                                     of agreement coverage annually

                                                                     The charge for a representative
                                                                     male and female both nonsmokers
                                                                     age 40 would be $0.10 per $1,000
                                                                     of agreement coverage annually(6)

   e) Family Term Agreement         Upon premium payment          e) $5 per $1,000 of agreement
                                                                     coverage annually

   f) Early Values Agreement        Upon premium payment          f) 11.11 percent of base policy
                                                                     premium


(1) The minimum and maximum cost of insurance charge will remain the same for Policies issued prior to October 31, 2008 using the 1980 Commissioners Standard Ordinary Mortality (1980 CSO) Tables and those issued after October 31, 2008 using the 2001 Commissioners Standard Ordinary Mortality (2001 CSO) Tables. The maximum cost of insurance charges will occur at later ages for Policies issued after October 31, 2008 due to the longer life expectancies built into the 2001 CSO Tables. Increases in face amount for Policies issued prior to October 31, 2008 will use the 1980 CSO Tables for purposes of applying the minimum and maximum cost of insurance charges.

(2) Net amount at risk is defined as death benefit minus policy value. (i) This charge varies by the age and underwriting class of the insured as well as the duration, face amount and premium level of the policy. (ii) The cost of insurance charges shown in the table may not be representative of the charges for a particular insured. (iii) More information regarding these charges for a specific insured are available upon request to us.

(3) We charge interest on policy loans, but we also credit interest on the loan account value we hold as collateral on policy loans. The Net Policy Loan Interest Charge represents the difference (cost) between the gross annual loan interest rate charged of 4.0 percent and the interest credited on loan account values which is an annual rate of 3.0 percent for policies held less than ten years and an annual rate of 3.75 percent for policies held for more than ten years. See "Policy Loan Interest."

(4) The charge varies by the age and underwriting class of the insured. These charges may not be representative of the charges for a particular insured. More information regarding these charges for a specific insured are available upon request to us.

(5) Varies by the age of the insured. These charges may not be representative of the charges for a particular insured. More information regarding these charges for a specific insured are available upon request to us.

(6) Varies by the ages and underwriting classes of the applicants. These charges may not be representative of the charges for a particular insured. More information regarding these charges for a specific insured are available upon request to us.

                  TOTAL ANNUAL OPERATING EXPENSES OF THE FUNDS

This table describes the total annual operating expenses associated with the Funds that you will pay while you own the Policy. The table shows the minimum and maximum expenses (as a percentage of Fund assets) charged by any of the Funds for the fiscal year ended December 31, 2010. More detail concerning a particular Fund and its portfolios' fees and expenses is contained in the prospectus for that Fund.


                      CHARGE                         MINIMUM   MAXIMUM
--------------------------------------------------   -------   -------
Total Annual Portfolio Operating Expenses(1)(2)(3)    0.47%     2.43%


(1) The total annual portfolio operating expenses include the investment management fee, distribution (12b-1) fee and other expenses for the Funds.


(2) The table showing the range of expenses for the Portfolios takes into account the expenses of the Ibbotson ETF Asset Allocation Portfolios, each of which is a "fund of funds". "Fund of funds" portfolios purchase shares of other funds, in this case exchange traded funds of ETF's (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the Portfolio expenses, we have taken into account the information received from Ibbotson on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by an Ibbotson ETF Asset Allocation Portfolio as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Ibbotson ETF Asset Allocation Portfolios for a presentation of the applicable Acquired Fund fees and expenses.

(3) The maximum Total Annual Portfolio Company Operating Expense shown above is before any fee waivers or expense reimbursements. The fee waiver and expense reimbursement through December 31, 2010 was 0.31 percent, resulting in a net annual portfolio company operating expense of 1.65 percent for Morgan Stanley UIF Emerging Markets Equity Portfolio. Please see The Universal Institutional Funds, Inc. (Morgan Stanley) prospectus for additional information.

GENERAL DESCRIPTIONS

MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.," which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company," which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

VARIABLE LIFE ACCOUNT

On October 21, 1985, our Board of Trustees established a separate account, called the Minnesota Life Variable Life Account, in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our General Account and of any other separate account which we may have established or may later establish.


The Variable Life Account currently has 78 sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.


THE FUNDS

Below is a list of the Portfolios and their investment adviser and/or sub-adviser, and investment objective. Prospectuses for the Portfolios accompany this Prospectus. Prospectuses for the Portfolios contain more detailed information about each Portfolio, including discussion of the Portfolio's investment techniques and risks associated with its investments. No assurance can be given that a

Portfolio will achieve its investment objective. You should carefully read the prospectuses for the Portfolios before investing in the Policy.


                                                                                  INVESTMENT
       FUND NAME                  INVESTMENT ADVISER                               OBJECTIVE
------------------------  ----------------------------------  -----------------------------------------------------
ADVANTUS SERIES FUND, INC.:

Bond Portfolio - Class 2  Advantus Capital Management, Inc.   Seeks as high a level of a long-term total rate of
Shares                                                        return as is consistent with prudent investment
                                                              risk. The Portfolio also seeks preservation of
                                                              capital as a secondary objective.

Index 400 Mid-Cap         Advantus Capital Management, Inc.   Seeks investment results generally corresponding to
Portfolio - Class 2                                           the aggregate price and dividend performance of the
Shares                                                        publicly traded common stocks that comprise the
                                                              Standard & Poor's 400 MidCap Index (the S&P 400).

Index 500 Portfolio -     Advantus Capital Management, Inc.   Seeks investment results that correspond generally to
Class 2 Shares                                                the price and yield performance of the common stocks
                                                              included in the Standard & Poor's 500 Composite Stock
                                                              Price Index (the S&P 500).

International Bond        Advantus Capital Management, Inc.   Seeks to maximize current income, consistent with the
Portfolio - Class 2       SUB-ADVISER: Franklin Advisers,     protection of principal.
Shares                    Inc.

Money Market Portfolio    Advantus Capital Management, Inc.   Seeks maximum current income to the extent consistent
                                                              with liquidity and the preservation of capital.(1)

Mortgage Securities       Advantus Capital Management, Inc.   Seeks a high level of current income consistent with
Portfolio - Class 2                                           prudent investment risk.
Shares

Real Estate Securities    Advantus Capital Management, Inc.   Seeks above average income and long-term growth of
Portfolio - Class 2                                           capital.
Shares

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):

Invesco V.I. Basic        Invesco Advisers, Inc.              The fund's investment objective is long-term capital
Balanced Fund -                                               appreciation, and secondarily current income. The
Series II Shares (will                                        investment objective of the fund may be changed by the
merge into Invesco Van                                        Board of Trustees (the Board) without shareholder
Kampen V.I. Equity and                                        approval.
Income Fund - Series II
Shares effective May 2,
2011)

Invesco V.I. Capital      Invesco Advisers, Inc.              The fund's investment objective is long-term growth of
Appreciation Fund -                                           capital. The investment objective of the fund may be
Series II Shares                                              changed by the Board of Trustees (the Board) without
                                                              shareholder approval.

Invesco V.I. Core Equity  Invesco Advisers, Inc.              The fund's investment objective is long-term growth of
Fund - Series II Shares                                       capital. The investment objective of the fund may be
                                                              changed by the Board of Trustees (the Board)
                                                              without shareholder approval.

Invesco V.I. Small Cap    Invesco Advisers, Inc.              The fund's investment objective is long-term growth of
Equity Fund - Series II                                       capital. The investment objective of the fund may be
Shares                                                        changed by the Board of Trustees (the Board) without
                                                              shareholder approval.

                                                                                  INVESTMENT
       FUND NAME                  INVESTMENT ADVISER                               OBJECTIVE
------------------------  ----------------------------------  -----------------------------------------------------
Invesco Van Kampen        Invesco Advisers, Inc.              To seek capital growth.
V.I. Capital Growth
Fund - Series II Shares

Invesco Van Kampen        Invesco Advisers, Inc.              Seeks capital growth and income through investments in
V.I. Comstock Fund -                                          equity securities, including common stocks, preferred
Series II Shares                                              stocks and securities convertible into common and
                                                              preferred stocks.

Invesco Van Kampen        Invesco Advisers, Inc.              The funds investment objectives are both capital
V.I. Equity and Income                                        appreciation and current income.
Fund - Series II Shares
(effective May 2, 2011)

Invesco Van Kampen        Invesco Advisers, Inc.              Seeks long-term growth of capital and income.
V.I. Growth and Income
Fund - Series II Shares

Invesco Van Kampen        Invesco Advisers, Inc.              To provide above-average total return over a market
V.I. Mid Cap Value                                            cycle of three to five years by investing in common
Fund - Series II Shares                                       stocks and other equity securities.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:

International Value       AllianceBernstein L.P.              The Portfolio's investment objective is long-term
Portfolio - Class B                                           growth of capital.
Shares

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

VP Income & Growth        American Century Investment         The fund seeks capital growth by investing in common
Fund - Class II Shares    Management, Inc.                    stocks. Income is a secondary objective.

VP Ultra(R) Fund -        American Century Investment         The fund seeks long-term capital growth.
Class II Shares           Management, Inc.

VP Value Fund -           American Century Investment         The fund seeks long-term capital growth. Income is a
Class II Shares           Management, Inc.                    secondary objective.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:

VP Inflation Protection   American Century Investment         The fund pursues long-term total return using a
Fund - Class II Shares    Management, Inc.                    strategy that seeks to protect against U.S. inflation.

AMERICAN FUNDS INSURANCE SERIES(R)

Global Bond Fund(SM) -    Capital Research and Management     The fund's investment objective is to provide you,
Class 2 Shares            Company                             over the long term, with a high level of total return
                                                              consistent with prudent investment management.

Global Growth Fund(SM) -  Capital Research and Management     The fund's investment objective is to provide you with
Class 2 Shares            Company                             long-term growth of capital.

Global Small              Capital Research and Management     The fund's investment objective is to provide you with
Capitalization Fund(SM)   Company                             long-term growth of capital.
- Class 2 Shares

Growth Fund(SM) -          Capital Research and Management     The fund's investment objective is to provide you with
Class 2 Shares            Company                             growth of capital.

Growth-Income             Capital Research and Management     The fund's investment objectives are to achieve
Fund(SM) - Class 2                                            long-term Company growth of capital and income.
Shares

International Fund(SM) -    Capital Research and Management     The fund's investment objective is to provide you with
Class 2 Shares            Company                             long-term growth of capital.

                                                                                  INVESTMENT
       FUND NAME                  INVESTMENT ADVISER                               OBJECTIVE
------------------------  ----------------------------------  -----------------------------------------------------
New World Fund(R) -       Capital Research and Management     The fund's investment objective is long-term capital
Class 2 Shares            Company                             appreciation.

U.S. Government/AAA-      Capital Research and Management     The fund's investment objective is to provide a high
Rated Securities          Company                             level of current income consistent with preservation
Fund(SM) - Class 2                                            of capital.
Shares

CREDIT SUISSE TRUST:

International             Credit Suisse Asset Management,     Seeks capital appreciation.
Equity Flex III           LLC
Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS:

Contrafund(R) Portfolio   Fidelity Management & Research      Seeks long-term capital appreciation.
- Service Class 2 Shares  Company (FMR) is the fund's
                          manager. FMR Co., Inc. and other
                          affiliates of FMR serve as sub-
                          advisers for the fund.

Equity-Income             Fidelity Management & Research      Seeks reasonable income. The fund will also consider
Portfolio - Service       Company (FMR) is the fund's         the potential for capital appreciation. The fund's
Class 2 Shares            manager. FMR Co., Inc. and other    goal is to achieve a yield which exceeds the composite
                          affiliates of FMR serve as sub-     yield on the securities comprising the Standard &
                          advisers for the fund.              Poor's 500(SM) Index (S&P 500(R)).

High Income Portfolio -   Fidelity Management & Research      Seeks a high level of current income, while also
Service Class 2 Shares    Company (FMR) is the fund's         considering growth of capital.
                          manager. FMR Co., Inc. and other
                          affiliates of FMR serve as sub-
                          advisers for the fund.

Mid Cap Portfolio -       Fidelity Management & Research      Seeks long-term growth of capital.
Service Class 2 Shares    Company (FMR) is the fund's
                          manager. FMR Co., Inc. and other
                          affiliates of FMR serve as sub-
                          advisers for the fund.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

Franklin Large Cap        Franklin Advisers, Inc.             Seeks capital appreciation. The fund normally invests
Growth Securities                                             in both equity and debt securities.
Fund - Class 2 Shares

Franklin Small Cap        Franklin Advisory Services, LLC     Seeks long-term total return. The fund normally
Value Securities Fund -                                       invests at least 80% of its net assets in investments
Class 2 Shares                                                of small capitalization companies.

Franklin Small-Mid Cap    Franklin Advisers, Inc.             Seeks long-term capital growth. The fund normally
Growth Securities Fund                                        invests at least 80% of its net assets in investments
- Class 2 Shares                                              of small capitalization and mid capitalization companies

Mutual Shares             Franklin Mutual Advisers, LLC       Seeks capital appreciation with income as a secondary
Securities Fund -                                             goal. The fund normally invests primarily in U.S. and
Class 2 Shares                                                foreign equity securities that the manager believes
                                                              are undervalued. The fund also invests, to a lesser
                                                              extent, in risk arbitrage securities and distressed
                                                              companies.

Templeton Developing      Templeton Asset Management Ltd.     Seeks long-term capital appreciation.
Markets Securities
Fund - Class 2 Shares

                                                                                  INVESTMENT
       FUND NAME                  INVESTMENT ADVISER                               OBJECTIVE
------------------------  ----------------------------------  -----------------------------------------------------
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST (IBBOTSON):

Ibbotson Aggressive       ALPS Advisors, Inc., SUB-ADVISER:   Seeks to provide investors with capital appreciation.
Growth ETF Asset          Ibbotson Associates, Inc.
Allocation Portfolio -
Class II Shares

Ibbotson Balanced ETF     ALPS Advisors, Inc., SUB-ADVISER:   Seeks to provide investors with capital appreciation
Asset Allocation          Ibbotson Associates, Inc.           and some current income.
Portfolio - Class II
Shares

Ibbotson Conservative     ALPS Advisors, Inc., SUB-ADVISER:   Seeks to provide investors with current income and
ETF Asset Allocation      Ibbotson Associates, Inc.           preservation of capital.
Portfolio - Class II
Shares

Ibbotson Growth ETF       ALPS Advisors, Inc., SUB-ADVISER:   Seeks to provide investors with capital appreciation.
Asset Allocation          Ibbotson Associates, Inc.
Portfolio - Class II
Shares

Ibbotson Income and       ALPS Advisors, Inc., SUB-ADVISER:   Seeks to provide investors with current income and
Growth ETF Asset          Ibbotson Associates, Inc.           capital appreciation.
Allocation Portfolio -
Class II Shares

GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Goldman Sachs             Goldman Sachs Asset Management,     Seeks a high level of current income, consistent with
Government Income         L.P.                                safety of principal.
Fund - Service Shares

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:

Ivy Funds VIP Asset       Waddell & Reed Investment           Seeks high total return over the long term.
Strategy                  Management Company

Ivy Funds VIP Balanced    Waddell & Reed Investment           Seeks, as a primary objective, to provide current
                          Management Company                  income to the extent that, in the opinion of WRIMCO,
                                                              the Portfolio's investment manager, market and economic
                                                              conditions permit. As a secondary objective, the
                                                              Portfolio seeks long-term appreciation of capital.

Ivy Funds VIP Core        Waddell & Reed Investment           Seeks capital growth and income.
Equity                    Management Company

Ivy Funds VIP Global      Waddell & Reed Investment           Seeks to provide long-term growth. Any income realized
Natural Resources         Management Company SUB-ADVISER:     will be incidental.
                          Mackenzie Financial Corporation

Ivy Funds VIP Growth      Waddell & Reed Investment           Seeks capital growth, with current income as a
                          Management Company                  secondary objective.

Ivy Funds VIP             Waddell & Reed Investment           Seeks long-term capital growth.
International Core        Management Company
Equity

Ivy Funds VIP             Waddell & Reed Investment           Seeks, as a primary objective, long-term appreciation
International Growth      Management Company                  of capital. As a secondary objective, the Portfolio
                                                              seeks current income.

                                                                                  INVESTMENT
       FUND NAME                  INVESTMENT ADVISER                               OBJECTIVE
------------------------  ----------------------------------  -----------------------------------------------------
Ivy Funds VIP Micro       Waddell & Reed Investment           Seeks long-term capital appreciation.
Cap Growth                Management Company SUB-ADVISER:
                          Wall Street Associates

Ivy Funds VIP Mid Cap     Waddell & Reed Investment           Seeks to provide growth of your investment.
Growth                    Management Company

Ivy Funds VIP Science     Waddell & Reed Investment           Seeks long-term capital growth.
and Technology            Management Company

Ivy Funds VIP Small       Waddell & Reed Investment           Seeks growth of capital.
Cap Growth                Management Company

Ivy Funds VIP Small       Waddell & Reed Investment           Seeks long-term accumulation of capital.
Cap Value                 Management Company

Ivy Funds VIP Value       Waddell & Reed Investment           Seeks long-term capital appreciation.
                          Management Company

JANUS ASPEN SERIES:

Balanced Portfolio -      Janus Capital Management LLC        Seeks long-term capital growth, consistent with
Service Shares                                                preservation of capital and balanced by current
                                                              income.

Forty Portfolio -         Janus Capital Management LLC        Seeks long-term growth of capital.
Service Shares

Overseas Portfolio -      Janus Capital Management LLC        Seeks long-term growth of capital.
Service Shares

Perkins Mid Cap Value     Janus Capital Management LLC        Seeks capital appreciation.
Portfolio - Service       SUB-ADVISER: Perkins Investment
Shares                    Management LLC

MFS(R) VARIABLE INSURANCE TRUST:

Investors Growth Stock    Massachusetts Financial Services    The fund's investment objective is to seek capital
Series - Service          Company                             appreciation. The fund's objective may be changed
Class Shares                                                  without shareholder approval.

Mid Cap Growth            Massachusetts Financial Services    The fund's investment objective is to seek capital
Series - Service          Company                             appreciation. The fund's objective may be changed
Class Shares                                                  without shareholder approval.

New Discovery Series -    Massachusetts Financial Services    The fund's investment objective is to seek capital
Service Class Shares      Company                             appreciation. The fund's objective may be changed
                                                              without shareholder approval.

Value Series - Service    Massachusetts Financial Services    The fund's investment objective is to seek capital
Class Shares              Company                             appreciation. The fund's objective may be changed
                                                              without shareholder approval.
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

Neuberger Berman          Neuberger Berman Management LLC     Seeks long-term growth of capital by investing
AMT Socially              SUB-ADVISER: Neuberger Berman, LLC  primarily in securities of companies that meet the
Responsive Portfolio -                                        Fund's financial criteria and social policy. To pursue
S Class Shares                                                this goal, the Fund invests mainly in common stocks of
                                                              mid- to large-capitalization companies. The Fund seeks
                                                              to reduce risk by investing across many different
                                                              industries.

                                                                                  INVESTMENT
       FUND NAME                  INVESTMENT ADVISER                               OBJECTIVE
------------------------  ----------------------------------  -----------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Capital Appreciation      OppenheimerFunds, Inc.              Seeks capital appreciation by investing in securities
Fund/VA - Service Shares                                      of well-known established companies.

High Income               OppenheimerFunds, Inc.              Seeks a high level of current income by investing in
Fund/VA - Service Shares                                      high-yield lower-rated fixed-income securities.

Main Street Small- &      OppenheimerFunds, Inc.              Seeks capital appreciation.
Mid-Cap Fund/VA -
Service Shares

PANORAMA SERIES FUND, INC.:

International Growth      OppenheimerFunds, Inc.              Seeks long-term growth of capital by investing under
Fund/VA - Service Shares                                      normal circumstances, at least 90% of its total
                                                              assets in equity securities of companies wherever
                                                              located, the primary stock market of which is outside
                                                              the United States.

PIMCO VARIABLE INSURANCE TRUST:

PIMCO VIT Low             Pacific Investment Management       Seeks maximum total return, consistent with
Duration Portfolio -      Company LLC ("PIMCO")               preservation of capital and prudent investment
Advisor Class Shares                                          management.

PIMCO VIT Total           Pacific Investment Management       Seeks maximum total return, consistent with
Return Portfolio -        Company LLC ("PIMCO")               preservation of capital and prudent investment
Advisor Class Shares                                          management.

PUTNAM VARIABLE TRUST:

Putnam VT Equity          Putnam Investment Management,       Seeks capital growth and current income.
Income Fund - Class IB    LLC
Shares

Putnam VT Growth and      Putnam Investment Management,       Seeks capital growth and current income.
Income Fund - Class IB    LLC
Shares

Putnam VT                 Putnam Investment Management,       Seeks capital appreciation.
International Equity      LLC
Fund - Class IB Shares

Putnam VT Multi-Cap       Putnam Investment Management,       Seeks long-term capital appreciation.
Growth Fund - Class IB    LLC
Shares

Putnam VT Voyager         Putnam Investment Management,       Seeks capital appreciation.
Fund - Class IB Shares    LLC

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

Morgan Stanley UIF        Morgan Stanley Investment           Seeks long-term capital appreciation by investing
Emerging Markets          Management Inc.                     primarily in growth-oriented equity securities of
Equity Portfolio -                                            issuers in emerging market countries.
Class II Shares



(1) Although the Money Market Portfolio seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the Variable Life Account, during extended periods of low interest rates, the yield of the sub-account that invests in the Money Market Portfolio may become extremely low and possibly negative.

ADDITIONS, DELETIONS OR SUBSTITUTIONS

We reserve the right to add, combine or remove any sub-accounts of the Variable Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the Variable Life Account. The addition of any investment option will be made available to existing policy owners on such basis as may be determined by us.

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Life Account. If investment in a Fund Portfolio should no longer be possible or if we determine it becomes inappropriate for Policies of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing policy values and future premium payments. A substitution may be made only with any necessary approval of the SEC.

We reserve the right to transfer assets of the Variable Life Account as determined by us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and of the SEC.

We also reserve the right, when permitted by law, to de-register the Variable Life Account under the 1940 Act, to restrict or eliminate any voting rights of the policy owners, and to combine the Variable Life Account with one or more of our other separate accounts.

The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

THE GUARANTEED PRINCIPAL ACCOUNT

The guaranteed principal account is a general account option. You may allocate net premiums and may transfer your actual cash value subject to Policy limitations to the guaranteed principal account which is part of our general account.

Because of exemptive and exclusionary provisions, interests in our general account have not been registered under the Securities Act of 1933, and the general account has not been registered as an investment company under the 1940 Act. Disclosures regarding the guaranteed principal account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of statements made in prospectuses.

This prospectus describes a Variable Adjustable Life insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the sub-accounts of the Variable Life Account. For complete details regarding the guaranteed principal account, please see the Variable Adjustable Life Policy.

GENERAL ACCOUNT DESCRIPTION Our general account consists of all assets owned by us other than those in the Variable Life Account and any other separate accounts which we may establish. The guaranteed principal account is that portion of our general assets which is attributable to this Policy and policies of this class, exclusive of policy loans. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of contracts of this class. Allocations to the guaranteed principal account become part of our general assets and are used to support insurance and annuity obligations. Subject to applicable law, we have sole discretion over the investment of assets of the general account. The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Policy owners do not share in the actual investment experience of the assets in the general account.

You may allocate or transfer a portion or all of the net premiums to accumulate at a fixed rate of interest in the guaranteed principal account. We guarantee such amounts as to principal and a minimum rate of interest. Transfers from the guaranteed principal account to the sub-accounts of the Variable Life Account are subject to certain limitations with respect to timing and amount.

GENERAL ACCOUNT VALUE We bear the full investment risk for amounts allocated to the guaranteed principal account. We guarantee that interest credited to each policy owner's actual cash value in the guaranteed principal account will not be less than an annual rate of 4 percent without regard to the actual investment experience of the general account.

We may, at our sole discretion, credit a higher rate of interest, "excess interest," although we are not obligated to credit interest in excess of 4 percent per year, and may not do so. Any interest credited on the Policy's actual cash value in the guaranteed principal account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

Even if excess interest is credited to your actual cash value in the guaranteed principal account, we will not credit excess interest to that portion of the policy value which is in the loan account in the general account. However, such loan account will be credited interest at a rate which is not less than the policy loan interest rate minus 1 percent per year.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

We pay the costs of selling Policies, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay us (or our affiliates) a fee for the purpose of reimbursing us for the costs of certain distribution or operational services that we provide and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0 percent to 0.25 percent of fund assets held in the Variable Life Account.

In addition, payments may be made pursuant to service/administration agreements between us (or our affiliates) and the underlying mutual fund's investment adviser (or our affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to us or our affiliates for such things as our aggregation of all Policy owner purchase, redemption, and transfer requests within the sub-accounts of the Variable Life Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Variable Life Account aggregates such transactions through the Variable Life Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the Policy may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by us. Service and administrative payments received by us or our affiliates range in amount from 0 percent to 0.35 percent of fund assets held in the Variable Life Account.

We took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when we determined the charges that are assessed under the Policy. Without these payments, certain Policy charges would likely be higher than they are currently. All of the underlying mutual funds offered in the Policy currently pay 12b-1 fees to us (or our affiliates), and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to us. We also took these payments into consideration when we determined the amount of any asset credit that we pay. See "Actual Cash Value - Discussion of Asset Credit."

We consider profitability when determining the charges in the Policy. In early Policy years, we do not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. We do, however, anticipate earning a profit in later Policy years. In general, our profit will be greater the longer a Policy is held and the greater a Policy's investment return.

DETAILED INFORMATION ABOUT THE VARIABLE ADJUSTABLE LIFE INSURANCE POLICY

ADJUSTABLE LIFE INSURANCE

This Policy is similar to our conventional life insurance product known as "adjustable life." This Policy, like conventional adjustable life insurance, permits you to determine the amount of life insurance protection you need and the amount of money you plan to pay. BASED ON YOUR SELECTION OF THE PREMIUM, FACE AMOUNT AND DEATH BENEFIT OPTION, WE WILL CALCULATE THE GUARANTEED PLAN OF INSURANCE.

GENERALLY SPEAKING, AS LONG AS PREMIUMS ARE PAID AS PLANNED, A PLAN OF INSURANCE REFERS TO THE PERIOD DURING WHICH INSURANCE IS GUARANTEED AND THE PERIOD DURING WHICH YOU HAVE PLANNED TO PAY PREMIUMS. In defining the guaranteed plan of insurance, we use certain assumptions for mortality, expenses and investment returns. The TABULAR VALUE represents what the policy value would be if the actual experience of the Policy were to match exactly with the mortality, expense and investment return assumptions used in calculating the guaranteed plan of insurance. Thus, adjustable life allows you the flexibility to customize a Policy to meet your needs.

Theoretically, each Policy can be unique because of the different combinations of age, amount of life insurance protection and premium. In addition, adjustable life is designed to adapt to your changing needs and objectives by allowing you to change your Policy after issue. You may adjust the face amount and premium level, and thus the plan of insurance, subject to the limitations described herein, so long as the Policy remains in force.

FLEXIBILITY AT ISSUE Subject to certain minimums, maximums and our underwriting standards, you may choose any level of premium or death benefit that you wish. This flexibility results in a broad range of plans of insurance.

Whole life insurance plans provide life insurance in an amount at least equal to the face amount at the death of the insured whenever that occurs. Premiums may be payable for a specified number of years or for the life of the insured.

Protection insurance plans provide life insurance in an amount at least equal to the face amount for a specified period, with premiums payable for a specified period. These two periods may not be the same.

At high premium levels, the period of premium payments may be limited to satisfy the requirements of the Internal Revenue Code to qualify as life insurance. The result will be a protection plan that guarantees coverage beyond the premium paying period.

The larger the premium you pay, the larger the policy values you may expect to be available for investment in the Fund Portfolios. Under the Policy, the highest premium permitted at the time of issue, for a specific death benefit, is one which will provide a fully paid-up Policy after the payment of five annual premium payments. A Policy becomes paid up when its policy value is such that no further premiums are required to provide the death benefit until the death of the insured, provided there is no policy indebtedness.

Examples of whole life plans include Policies which become paid up upon the payment of a designated number of annual premiums, such as ten pay life or twenty pay life. If you select a premium level for a specific face amount which would cause the Policy to become paid up at other than a policy anniversary, you will be required to pay scheduled premiums until the policy anniversary immediately following the date the Policy is scheduled to become paid up.

The lowest annual base premium allowed for any plan of insurance is $300; for insureds age 0 to 15, the minimum is $150. Subject to this limitation, the lowest premium you may choose for any specific amount of life insurance protection is a premium which will provide a death benefit for a period of ten years from the policy date. If the insured's age at original issue is over age 45, the minimum plan of protection will be less than ten years, as described in the table below:

                                          MINIMUM PLAN
                          ISSUE AGE        (IN YEARS)
                        -------------     ------------
                              46                9
                              47                8
                              48                7
                              49                6
                              50                5
                              51                4
                        52 or greater           3

This is the minimum plan of insurance for any given face amount. The minimum initial face amount on a Policy is $25,000; if the insured is age 0 to 15, the minimum face amount is $10,000.

POLICY ADJUSTMENTS

Adjustable life insurance policies allow you to change the premium, face amount or the death benefit option of the Policy after it is issued. SUBJECT TO THE LIMITATIONS DESCRIBED MORE FULLY BELOW, YOU CAN AT ANY TIME CHANGE THE FACE AMOUNT, THE DEATH BENEFIT OPTION OR YOUR SCHEDULED PREMIUM. Any of those changes will usually result in a change in the plan of insurance. Depending upon the change you request, the premium paying period or the guaranteed period of coverage may be lengthened or shortened.

Changes in premium, face amount or the death benefit option are referred to as policy adjustments. A partial surrender of a Policy's cash value, an adjustment so that there are no further scheduled base premiums, a change in underwriting classification or any change requiring evidence of insurability are also policy adjustments. Adjustments may be made singly or in combination with one another.

Ordinarily the payment of a non-repeating premium does not cause an adjustment to the Policy; however, when a non-repeating premium is received in connection with a Section 1035 exchange, we will automatically adjust your Policy.

When a Policy is adjusted, we compute the new plan of insurance, face amount or premium amount. If your Policy has the Cash Option and a partial surrender of actual cash value is made, the Policy will be automatically adjusted to a new face amount which will be equal to the old face amount less the amount of the partial surrender. You may also adjust your Policy so that the base premium is zero. An adjustment providing for no further scheduled base premium is also referred to as a "stop premium" mode and is described in "Avoiding Lapse" under "Policy Premiums." Certain adjustments may cause a Policy to become a modified endowment contract. See "Federal Tax Status" for a description of the federal tax treatment of modified endowment contracts.

IN COMPUTING A NEW PLAN OF INSURANCE AS A RESULT OF AN ADJUSTMENT, WE WILL MAKE THE CALCULATION ON THE BASIS OF THE HIGHER OF THE POLICY'S "TABULAR VALUE" OR 75 PERCENT OF THE POLICY'S "POLICY VALUE" AT THE TIME OF THE CHANGE. The "policy value" is the actual cash value of the Policy plus the amount of any policy loan, while the "tabular value" is the value underlying the guaranteed plan of insurance. If 75 percent of the policy value is higher than the tabular value, a policy adjustment will translate the excess value into an improved plan of insurance. IF 75 PERCENT OF THE POLICY VALUE IS LESS THAN THE TABULAR VALUE, USING THE TABULAR VALUE ENSURES THAT THE POLICY'S GUARANTEE OF A MINIMUM DEATH BENEFIT IS NOT IMPAIRED BY THE ADJUSTMENT.

Any adjustment will result in a redetermination of a Policy's tabular value. After adjustment, the tabular value shall be equal to the greater of 75 percent of the policy value or the tabular value prior to that adjustment, plus any non-repeating premium paid at the time of the adjustment and minus the amount of any partial surrender made at the time of the adjustment.

On adjustment, you may request a new Policy face amount. In the absence of your instructions, we will calculate the face amount after adjustment depending on the Policy's death benefit option and the type of adjustment. If the Policy has the Cash Option, we will reduce the face amount by the amount of any partial surrender. With the Protection Option, we will not reduce the face amount, but the death benefit will be reduced by the amount of the partial surrender.

All of these changes may be accomplished under a single Policy. There is no need to surrender the Policy or purchase a new one simply because of a change in your insurance needs. Whenever adjustments are made, new policy information pages will be provided. These pages state the new face amount, death benefit option, scheduled premium, plan of insurance and attained age.

Adjustments can be made on any monthly anniversary of the policy date; only one adjustment may be made each month. You may request a policy adjustment by completing an application for adjustment. We will process your application for adjustment only within 30 days of the effective date of the change. Any adjustment will be effective on the date that it is approved by us and recorded at our home office.

RESTRICTIONS ON ADJUSTMENTS An adjustment must satisfy certain limitations on premiums, face amount and plan of insurance. Limitations are also designed to ensure that the Policy qualifies as life insurance for federal tax purposes. Other limitations on adjustments and combinations of adjustments may also apply. THE CURRENT LIMITS ON ADJUSTMENTS ARE THOSE DESCRIBED HERE. WE RESERVE THE RIGHT TO CHANGE THESE LIMITATIONS FROM TIME TO TIME.

     (1) Any adjustment for a change of premium must result in a change of the annual premium of at least $100. Currently, we will waive this limitation for changes in premium which are the result of a face amount change under the Inflation Agreement.

     (2) Any Policy adjustment, other than a change to a stop premium, must result in a Policy with an annual base premium of at least $300; if the insured is age 0 to 15, the minimum is $150.

     (3) Any adjustment for a change of the face amount must result in a change of the face amount of at least $5,000, except for face amount changes which are the result of an Inflation Agreement change or a partial surrender.

     (4) An adjustment may not result in more than a paid-up whole life plan for the current face amount.

     (5) Any adjustment involving an increase in premium may not result in a whole life plan of insurance requiring the payment of premiums for less than five years or to age 100, if less.

     (6) After an adjustment involving a face amount or premium increase, the Policy must provide insurance to the next policy anniversary at or after ten years from the date of adjustment. If the insured's age at adjustment is over age 45, the minimum plan of protection will be less than ten years from the date of adjustment, as described in the table below.

                                           NUMBER OF
                        ADJUSTMENT AGE       YEARS
                        --------------     ---------
                              46              9
                              47              8
                              48              7
                              49              6
                              50              5
                              51              4
                        52 or greater         3

     (7) An adjustment to stop premium requires that a Policy have an actual cash value at the time of the adjustment sufficient to keep the Policy in force until the next policy anniversary.

     (8) After any adjustment, other than those described in (6) and (7), the Policy must provide insurance to the later of: (a) the next policy anniversary at or after one year from the date of adjustment; or (b) ten years from the date of issue. If the insured's age at original issue was over age 45, the minimum plan of protection will be less than ten years, as described in the table below.

                                          NUMBER OF
                          ISSUE AGE         YEARS
                        -------------     ---------
                              46              9
                              47              8
                              48              7
                              49              6
                              50              5
                              51              4
                        52 or greater         3

PROOF OF INSURABILITY We require proof of insurability for all adjustments resulting in an increase in death benefit, except for increases made pursuant to an additional benefit agreement. In addition, except for partial surrenders to pay sub-standard risk premiums when the Policy is on stop premium, we require proof of insurability for partial surrenders where, at the request of the policy owner, no reduction is made in the Policy's death benefit. Decreases in face amount or premium and increases in premium not resulting in any increase in death benefit do not require evidence of insurability. We may require evidence of insurability when a non-repeating premium is paid if the death benefit of your Policy increases as a result of the payment of a non-repeating premium.

We may also require evidence of insurability to change underwriting classification or to add additional agreements.

CHARGES IN CONNECTION WITH POLICY ADJUSTMENTS In connection with a policy adjustment, we will make a special $25 charge to cover the administrative costs associated with processing the adjustment. If, however, the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $25 or 2 percent of the amount surrendered. In addition, because of the selling expenses anticipated for any change resulting in an increase in premium, we will assess a sales charge on any increase in premium on adjustment. We will also assess an additional face amount charge on any increase in face amount. See "Policy Charges." Limiting the sales charge and the additional face amount charge to the increased premium or face amount is in substance the equivalent of issuing a new Policy for the increase.

The chart below illustrates the effect of certain policy adjustments:

                ADJUSTMENT                                   EFFECT
------------------------------------------   --------------------------------------
Decrease the face amount and keep premiums   The guaranteed period of coverage will
the same                                     generally be longer

                    OR                                          OR

Keep the face amount the same and increase   The premium payment period will
premiums                                     generally be shorter

                    OR

Keep the face amount and premiums the
same, and switch from the Protection
Option to the Cash Option

Increase the face amount and keep premiums   The guaranteed period of coverage will
the same                                     generally be shorter

                    OR                                          OR

Keep the face amount the same and decrease   The premium paying period will
premiums                                     generally be longer

                    OR

Keep the face amount and premiums the same, and switch from the Cash Option to the Protection Option

APPLICATIONS AND POLICY ISSUE

Persons wishing to purchase a Policy must send a completed application to us at our home office. The minimum face amount we will issue on a Policy is $25,000 and we require an annual base premium on each Policy of at least $300. If the insured is age 0 to 15, the minimum face amount is $10,000 and the minimum premium is $150. The minimum plan of insurance at policy issue is a protection plan which has a level face amount for a period of ten years. If the insured's age at original issue is over age 45, the minimum plan of protection will be less than ten years from the Policy date, as shown in the chart under "Adjustable Life Insurance." The Policy must be issued on an insured no more than age 90. Before issuing any Policy, we require evidence of insurability satisfactory to us, which in some cases will require a medical examination. Persons who present a lower mortality risk are offered the most favorable premium rates, while a higher premium is charged to persons with a greater mortality risk. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject an application for any reason.

If we accept an application, accompanied by a check for all or at least one-twelfth of the annual premium, the policy date will be the issue date, which is the date the decision to accept the application and issue the Policy is made. We will use the policy date to determine subsequent policy anniversaries and premium due dates.

If we accept an application not accompanied by a check for the initial premium, a Policy will be issued with a policy date which is 25 days after the issue date. We have determined 25 days to be the normal time during which delivery of the Policy is expected to occur. We or our agent must receive the initial premium within 60 days after the issue date. No life insurance coverage is provided until the initial premium is paid. If the initial premium is paid after the policy date (and the policy date is not changed as described below), you will have paid for insurance coverage during a period when no coverage was in force. Therefore, in such circumstance you should consider requesting a current policy date, i.e., the date on which our home office receives the premium. You will be sent updated policy pages to reflect the change in policy date. This request should be made at or prior to the time you pay the initial premium.

In certain circumstances it may be to your advantage to have the policy date be the same as the issue date in order to preserve an issue age on which premium rates are based. In that case, all premiums due between the issue date and the date of delivery of the Policy must be paid on delivery.

When the Policy is issued, the face amount, premium, and a listing of any additional agreements are stated on the policy information pages of the policy form, page 1.

POLICY PREMIUMS

The Policies have a level scheduled premium payable for a specified period or until the Policy becomes paid up. We guarantee that we will not increase the amount of premiums for a Policy in force. Subject to the limitations discussed in "Restrictions on Adjustments" under "Policy Adjustments," you may choose to adjust the Policy at any time and alter the amount of future premiums.

The initial premium required for a Policy will depend on the Policy's initial face amount, the death benefit option, the plan of insurance, the insured's age at issue, gender, risk classification, tobacco use and the additional benefits associated with the Policy.

The first premium is due as of the policy date and must be paid on or before the date your Policy is delivered. Between the date we receive an initial premium for the Policy, either a full first premium or a partial premium, and the date insurance coverage commences under the Policy, the life of the insured may be covered under the terms of a temporary insurance agreement. All scheduled premiums after the first premium are payable on or before the date they are due and must be mailed to us at our home office. In some cases, you may elect to have premiums paid under our automatic payment plan through pre-authorized transfers from a bank checking account or such other account as your bank approves.

Scheduled premiums on the Policy are payable for a specified period on an annual, semi-annual or quarterly basis on the due dates set forth in the Policy. You may also pay scheduled premiums monthly under our automatic payment plan through pre-authorized transfers from your account at your bank or other financial institution, or if you meet the requirements to establish a payroll deduction plan through your employer. A scheduled premium may be paid no earlier than twenty days prior to the date that it is due. For premiums paid after the due date, see the paragraph following the heading "Lapse" in this section of the prospectus.

Charges for additional benefits and for sub-standard risks are deducted from premiums to calculate base premiums. From base premiums we deduct charges assessed against premiums and non-repeating premiums to calculate net premiums.

Net premiums are allocated to the guaranteed principal account or sub-accounts of the Variable Life Account which, in turn, invest in Fund shares.

In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. See "Federal Tax Status." To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.


You make your selection on your application for the Policy. You may change your allocation instructions for future premiums by giving us a signed written request, by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours, or by contacting us through our internet eService Center at www.minnesotalife.com. The allocation to the guaranteed principal account or to any sub-account of the Variable Life Account must be in multiples of 1 percent of the net premium. We reserve the right to delay the allocation of net premiums to named sub-accounts for a period of up to 30 days after Policy issue or an adjustment. In no event will any delay extend beyond the free look period applied to the Policy in the state in which it is issued. If we exercise this right, we will allocate net premiums to the Money Market sub-account until the end of that period. This right, which has not been implemented to date, will be exercised by us only when we believe economic conditions make such an allocation necessary to reduce market risk during the free look period.


We reserve the right to restrict the allocation of premiums to the guaranteed principal account. If we do so, no more than 50 percent of the net premium may be allocated to the guaranteed principal account. Currently, we do not exercise such a restriction.

NON-REPEATING PREMIUMS The Policy also allows a policy owner to pay a premium called a non-repeating premium. This payment of premium is in addition to the scheduled premiums. The payment of a non-repeating premium will increase the policy values you have available for investment in the Fund. The maximum non-repeating premium we will accept is the amount sufficient to change your Policy to a paid-up whole life policy for the face amount.

Non-repeating premium payments may be made in one of two ways; (i) you can make a payment at any time or (ii) if you would like to make payments on a scheduled basis, we will bill annually, semi-annually or quarterly for non-repeating premiums. In order to have billed non-repeating premiums, a Policy must have a total annual premium of at least $2,400 and the total annual amount billed for non-repeating premiums is at least $600. You may also arrange for monthly payments under our automatic payment plan through pre-authorized transfers from your account at your bank or other financial institution; in this situation, your base annual premium must be at least $2,400 and each non-repeating premium must be at least $50.

We may impose additional restrictions or refuse to permit non-repeating premiums at our discretion.


The payment of a non-repeating premium may have Federal income tax consequences. See "Federal Tax Status." To prevent your policy from becoming a modified endowment contract, we will hold certain billed non-repeating premiums in a non-interest bearing account until the billed due date, at which time we will allocate the non-repeating premium to the guaranteed interest account or the sub-accounts of the Variable Life Account.


If mandated under applicable law, we may be required to reject a scheduled premium or non-repeating premium. We may also be required to provide information about you and your account to government regulators.

PAID-UP POLICIES A POLICY IS PAID UP WHEN NO ADDITIONAL PREMIUMS ARE REQUIRED TO PROVIDE THE FACE AMOUNT OF INSURANCE FOR THE LIFE OF THE INSURED. We may or may not accept additional premiums. However, the actual cash value of a paid-up Policy will continue to vary daily to reflect the investment experience of the Variable Life Account and any interest credited as a result of a policy loan. Once a Policy becomes paid up, it will always retain its paid-up status regardless of any subsequent decrease in its policy value. However, on a paid-up Policy with indebtedness, where the actual cash value decreases to zero, a loan repayment may be required to keep the Policy in force. See "Policy Loans" below.

We will make a determination on each policy anniversary as to whether a Policy is paid up. When a Policy becomes paid up, we will send you a notice.

LAPSE YOUR POLICY MAY LAPSE IN ONE OF TWO WAYS: (1) IF A SCHEDULED PREMIUM IS NOT PAID; OR (2) IF THERE IS NO ACTUAL CASH VALUE WHEN THERE IS A POLICY LOAN.


As a scheduled premium policy, your Policy will lapse if a premium is not paid on or before the date it is due or within the 61-day payment period. You may pay that premium during the 61-day period immediately following the premium due date. Your premium payment, however, must be received in our home office within the 61-day payment period. The insured's life will continue to be insured during this 61-day period. If the insured dies during the 61-day period, we will deduct unpaid policy charges for that period from the death proceeds.


If a Policy covers an insured in a sub-standard risk class, you must continue to pay the portion of the scheduled premium equal to the charge for such risk even if the Policy is on stop premium. As with any scheduled premium, failure to pay the premium for the sub-standard risk within the grace period will cause the Policy to lapse.

If scheduled premiums are paid on or before the dates they are due or within the grace period, absent any policy loans, the Policy will remain in force even if the investment results of the sub-accounts have been so unfavorable that the actual cash value has decreased to zero. However, should the actual cash value decrease to zero while there is an outstanding policy loan the Policy will lapse, even if the Policy was paid up and all scheduled premiums had been paid.

If the Policy lapses because not all scheduled premiums have been paid or if a Policy with a policy loan has no actual cash value, we will send you a notice of default that will indicate the payment required to keep the Policy in force on a premium paying basis. If we do not receive the payment within 31 days after the date of mailing the notice of default, the Policy will terminate or the nonforfeiture benefits will apply. See "Avoiding Lapse" below.

If at the time of any lapse a Policy has a surrender value, that is, an amount remaining after subtracting from the actual cash value all unpaid policy charges, we will use it to purchase extended term insurance. The extended term benefit is a fixed life insurance benefit calculated on (1) the 1980 Commissioners Standard Ordinary Mortality Tables with 4 percent interest for policies issued prior to

October 31, 2008 and (2) the 2001 Commissioners Standard Ordinary Mortality Tables with 4 percent interest for policies issued subsequent to October 31, 2008. As an alternative to the extended term insurance, you may have the surrender value paid to you in a single sum payment, thereby terminating the Policy. We will notify you that you must request a single sum payment of your surrender value within 62 days of the date of the first unpaid premium, or we will apply it to purchase extended term insurance on the insured's life.

We determine the duration of the extended term benefit by applying the surrender value of your Policy as of the end of the grace period as a premium to buy fixed benefit term insurance. The extended term benefit is not provided through the Variable Life Account and the death benefit will not vary during the extended term insurance period. The amount of this insurance will be equal to the face amount of your Policy, less the amount of any policy loans at the date of lapse. During the extended term period a Policy has a surrender value equal to the reserve for the insurance coverage for the remaining extended term period. At the end of the extended term period all insurance provided by your Policy will terminate and the Policy will have no further value.

You may arrange for automatic premium loans to keep the Policy in force in the event that a scheduled premium payment is not made. See "Policy Loans."

REINSTATEMENT At any time within three years from the date of lapse you may ask us to restore your Policy to a premium paying status unless the Policy terminated because the surrender value has been paid, or the period of extended term insurance has expired. We will require:

     (1)  your written request to reinstate the Policy;

     (2) that you submit to us at our home office during the insured's lifetime evidence satisfactory to us of the insured's insurability so that we may have time to act on the evidence during the insured's lifetime; and

     (3) at our option a premium payment which is equal to all overdue premiums with interest at a rate not to exceed 6 percent per year compounded annually and any policy loan in effect at the end of the grace period following the date of default with interest at a rate not exceeding 5 percent per year compounded annually. At the present time we do not require the payment of all overdue premiums, or the payment of interest on reinstated loans.

AVOIDING LAPSE If your Policy has sufficient loan value, you can avoid a lapse due to the failure to pay a scheduled premium with an automatic premium loan. The effect of a policy loan on policy values and the restrictions applicable thereto are described under "Policy Loans." An automatic premium loan is particularly advantageous for a policy owner who contemplates early repayment of the amount loaned, since it permits the policy owner to restore policy values without additional policy charges. Automatic premium loans for the long term are generally not advantageous.

You may also avoid a lapse by adjusting your Policy to a zero base premium. We call this the stop premium mode. We will determine a new plan of insurance based on the face amount and death benefit option and the assumption that no further premiums will be paid.

The insurance coverage resulting from an adjustment to a stop premium mode is similar to the coverage available under the extended term option. Under both, the coverage is provided only for a limited period of time. There are, however, fundamental differences between the two. Extended term coverage is a fixed benefit with fixed cash values providing a guaranteed period of coverage. The stop premium mode provides variable insurance with an actual cash value and, under the Protection

Option, a death benefit that will vary with the actual cash value. Because the actual cash value continues to exist, we will continue to assess policy charges against the actual cash value while the Policy is on stop premium. Moreover, if a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable.

There are also other differences which you should consider. In general, if you contemplate resuming premium payments at a future date, the stop premium mode may be more desirable in that you may resume premium payments at any time without evidence of insurability. The reinstatement option available during the extended term period requires proof of insurability and must be exercised within three years following the date of lapse.

If you do not contemplate resuming premium payments, your choice between permitting your Policy to lapse and adjusting it to a stop premium mode is more complicated since the period of guaranteed coverage under the extended term option will be different from that under the stop premium mode. When you are making this decision you should ask us what these periods are.

ACTUAL CASH VALUE

The Policy has an actual cash value which varies with the investment experience of the guaranteed principal account and the sub-accounts of the Variable Life Account. The actual cash value equals the value of the guaranteed principal account and the value of the sub-accounts of the Variable Life Account. It is determined separately for your guaranteed principal account actual cash value and for your separate account actual cash value. The separate account actual cash value will include all sub-accounts of the Variable Life Account.

Unlike a traditional fixed benefit life insurance policy, a Policy's actual cash value cannot be determined in advance, even if scheduled premiums are paid when required, because the separate account actual cash value varies daily with the investment performance of the sub-accounts. Even if you continue to pay scheduled premiums when due, the separate account actual cash value of a Policy could decline to zero because of unfavorable investment experience and the assessment of charges.


Upon request, we will tell you the actual cash value of your Policy. We will also send you a report each year on the policy anniversary advising you of your Policy's actual cash values, the face amount and the death benefit as of the date of the report. It will also summarize Policy transactions during the year. The information will be current as of a date within two months of its mailing. You may also access information regarding your Policy's current cash value through our internet eService Center at www.minnesotalife.com.


The guaranteed principal account actual cash value is the sum of all net premium payments allocated to the guaranteed principal account. This amount will be increased by any interest, asset credits, loan repayments, policy loan interest credits and transfers into the guaranteed principal account. This amount will be reduced by any policy loans, unpaid policy loan interest, partial surrenders, transfers into the sub-accounts of the Variable Life Account and charges assessed against your guaranteed principal account actual cash value. We credit interest on the guaranteed principal account actual cash value of your Policy daily at a rate of not less than 4 percent per year, compounded annually. We guarantee this minimum rate for the life of the Policy without regard to the actual experience of the general account. As conditions permit, we will credit additional amounts of interest to the guaranteed principal account actual cash value. Your guaranteed principal account actual cash value is guaranteed by us. It cannot be reduced by any investment experience of the general account.

We determine each portion of a Policy's separate account actual cash value separately. The separate account actual cash value is not guaranteed. We determine the separate account actual cash value made by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. A unit is a measure of your Policy's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units credited is determined as of the end of the valuation period during which we receive your premium at our home office.

Once determined, the number of units credited to your Policy will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent net premiums, non-repeating premiums, asset credits, loan repayments, loan interest credits and transfers to that sub-account. The number of units will be decreased by policy charges to the sub-account, policy loans and loan interest, transfers from that sub-account and partial surrenders from that sub-account. The number of units will decrease to zero when the policy is surrendered or extended term insurance is purchased.

Each month we may contribute an amount to your actual cash value in each subaccount or in the guaranteed principal account, known as an asset credit. The asset credit on an annual basis equals the following amounts: (1) for policies issued using the 1980 CSO Mortality Tables, 0.40 percent of your actual cash value in each subaccount or the guaranteed principal account; and (2) for policies issued using the 2001 CSO Mortality Tables, the asset credit may range from 0.05 to 0.50 percent of your actual cash value in a subaccount or the guaranteed principal account. Payment of the asset credit will not affect the charges or expenses we take from your policy. We may discontinue the payment of asset credits at any time in our sole discretion.


Our decision to provide asset credits under the policy depends upon a number of factors, including, but not limited to, the level of assets held in our general account, prevailing market interest rates, and anticipated future expenses and anticipated future revenues from variable contract operations. Our anticipated revenues from variable contract operations are derived from variable contract fees and charges, as well as from revenues we receive from investment advisers to the underlying funds that are investment options under the policy for providing administrative, recordkeeping and shareholder services. Revenues from variable contract operations also include revenues that we and our affiliates receive from the investment options under the policy, and the investment advisers or principal underwriters of those investment options, as reimbursement for the cost of certain distribution or operational services performed for the benefit of the underlying funds.


The unit value of a sub-account will be determined on each valuation date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

The net investment factor for a valuation period is: the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this Policy which is assessed at an annual rate of 0.50 percent against the average daily net assets of each sub-account of the Variable Life Account. The gross investment rate is equal to:

     (1) the net asset value per share of a Fund share held in the sub-account of the Variable Life Account determined at the end of the current valuation period; plus

     (2) the per share amount of any dividend or capital gain distributions by the Funds if the "ex-dividend" date occurs during the current valuation period; with the sum divided by

     (3) the net asset value per share of that Fund share held in the sub-account determined at the end of the preceding valuation period.

We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. In general, the net asset value of the Funds' shares is computed once daily, and, in the case of the Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time).

Although the actual cash value for each Policy is determinable on a daily basis, we update our records to reflect that value on each monthly anniversary. We also make policy value determinations on the date of the insured's death and on a policy adjustment, surrender, and lapse. When the policy value is determined, we will assess and update to the date of the transaction those charges made against and credits to your actual cash value, namely the Monthly Policy Charge and the Cost of Insurance Charge. Increases or decreases in policy values will not be uniform for all Policies but will be affected by policy transaction activity, cost of insurance charges, and the existence of policy loans.

TRANSFERS The Policy allows for transfers of the actual cash value between the guaranteed principal account and the Variable Life Account or among the sub-accounts of the Variable Life Account. You may request a transfer at any time while the Policy remains in force or you may arrange in advance for systematic transfers; systematic transfers are transfers of specified dollar amounts or percentages to be made periodically among the sub-accounts and the guaranteed principal account. One type of systematic transfer is known as an automatic portfolio rebalancing ("APR"). Following your written instructions as to the percentage of your actual cash value you wish to have in each of your sub-accounts, we will transfer amounts to and from those sub-accounts to achieve the percentages you desire.

WE RESERVE THE RIGHT TO LIMIT THE AMOUNT TO BE TRANSFERRED TO OR FROM A SUB-ACCOUNT OR THE GUARANTEED PRINCIPAL ACCOUNT TO AT LEAST $250. If the actual cash value in an account is less than $250, the entire actual cash value attributable to that sub-account or the guaranteed principal account must be transferred. If a transfer would reduce the actual cash value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining sub-account actual cash value in the amount transferred. We will make the transfer on the basis of sub-account unit values as of the end of the valuation period during which your written or telephone request is received at our home office. A transfer is subject to a transaction charge, not to exceed $10, for each transfer of actual cash value among the sub-accounts and the guaranteed principal account. Currently, there is no charge for transfers.

Your instructions for transfer may be made in writing or you, or your agent if authorized by you, may make such changes by telephone. To do so, you may call us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. Policy owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission at (651) 665-6955. Requests for one-time transfer, one-time rebalance, and allocation of net premium changes may also be submitted through our internet eService Center at www.minnesotalife.com.


Transfers made pursuant to a telephone call or through the internet are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, you may have difficulty due to a heavy volume of telephone calls or internet activity.

In such a circumstance, you should consider submitting a written transfer request while continuing to attempt a telephone or internet transaction. We reserve the right to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, telephone or internet transfer privileges. For more information on telephone or internet transactions, contact us.

With all telephone or internet transactions, we will employ reasonable procedures to satisfy ourselves that instructions received from policy owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require policy owners to identify themselves through policy numbers, social security numbers and such other information we deem reasonable. We record telephone transfer instruction conversations and we provide the policy owners with a written confirmation of the telephone or internet transfer.

The maximum amount of actual cash value to be transferred out of the guaranteed principal account to the sub-accounts of the Variable Life Account in a policy year may be limited to 20 percent of the guaranteed principal account balance. Transfers to or from the guaranteed principal account may be limited to one such transfer per policy year.

Transfers from the guaranteed principal account may be made by a written or telephone request or through the internet. Your request must be received by us or postmarked in the 30-day period before or after the last day of the policy year. Currently we do not impose this time restriction. Written requests for transfers which meet these conditions will be effective after we approve and record them at our home office.

MARKET-TIMING AND DISRUPTIVE TRADING This Policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market-timing." Market-timing activity and frequent trading in your Policy can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term policy owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market-timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this Policy if you intend to engage in market-timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market-timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for policy owners engaging in such activity. We employ various means to attempt to detect and deter market-timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market-timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market-timing can only be detected after it has occurred to some extent, our policies to stop market-timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more policy owners is or would be to the disadvantage of other policy owners. Any new restriction that we would impose will apply to your Policy without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your Policy. We will consider one or more of the following factors:

     -    the dollar amount of the transfer(s);

     - whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

     - whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

     -    the number of transfers in the previous calendar quarter;

     - whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.


In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market-timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only and may require your signature. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your Policy will be permanent.


In addition to our market-timing procedures, the underlying Portfolios may have their own market-timing policies and restrictions. While we reserve the right to enforce the Portfolios' policies and procedures, policy owners and other persons with interests under the policies should be aware that we may not have the contractual authority or the operational capacity to apply the market-timing policies and procedures of the Portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide the Portfolio promptly upon request certain information about the trading activity of individual policy owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific policy owners who violate the market-timing policies established by the Portfolios.

In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent trading activity at any time without prior notice.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

DEATH BENEFIT OPTIONS

The death benefit provided by the Policy depends upon the death benefit option you choose. You may choose one of two available death benefit options -- the CASH OPTION or the PROTECTION OPTION. If you fail to make an election, the Cash Option will be in effect. At no time will the death benefit be less than the minimum death benefit required so that the Policy qualifies as a life insurance policy under the guideline premium test of Section 7702 of the Internal Revenue Code.

CASH OPTION DEATH BENEFIT EQUALS THE GREATEST OF:

     (1)  the face amount on the insured's date of death; or

     (2) a specified "age limitation percentage," (shown below), multiplied by the policy value on the insured's date of death.

Under the Cash Option, your death benefit remains level unless the limitation percentage multiplied by the policy value is greater than the face amount; then the death benefit will vary as the policy value varies.

The limitation percentage is the minimum percentage of policy value we must pay as the death benefit under federal tax requirements. It is based on the age of the insured at the beginning of each policy year. The following table indicates the limitation percentages for the guideline premium test for different ages:

            AGE LIMITATION                   PERCENTAGE
            --------------     --------------------------------------
             40 and under                       250%
               41 to 45        250% minus 7% for each age over age 40
               46 to 50        215% minus 6% for each age over age 45
               51 to 55        185% minus 7% for each age over age 50
               56 to 60        150% minus 4% for each age over age 55
               61 to 65        130% minus 2% for each age over age 60
               66 to 70        l20% minus 1% for each age over age 65
               71 to 75        115% minus 2% for each age over age 70
               76 to 90                         105%
               91 to 95        105% minus 1% for each age over age 90
              96 to 121                         100%

If the Code requires us to determine the death benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the policy value will increase our risk, and we will increase the cost of insurance we assess from the policy value.

CASH OPTION GUIDELINE PREMIUM TEST ILLUSTRATION Assume that the insured's age is under 40. Under the Cash Option, a Policy with a $100,000 face amount will generally pay $100,000 in death benefits. However, because the death benefit must be equal to or be greater than 250 percent of the policy value, any time the policy value of the Policy exceeds $40,000, the death benefit will exceed the $100,000 face amount. Every additional $100 added to the policy value above $40,000 will increase the death benefit by $250.

Similarly, so long as the policy value exceeds $40,000, every $100 taken out of the policy value will reduce the death benefit by $250. If at any time the policy value multiplied by the limitation percentage is less than the face amount, the death benefit will equal the face amount of the Policy.

PROTECTION OPTION DEATH BENEFIT EQUALS THE GREATEST OF:

     (1)  the face amount plus the policy value on the insured's date of death;
          or

     (2) the limitation percentage (described above) multiplied by the policy value on the insured's date of death.

Under the Protection Option, the death benefit always varies as the policy value varies. The Protection Option is only available until the policy anniversary nearest the insured's age 100; at that time we will convert the death benefit option to the Cash Option.

PROTECTION OPTION GUIDELINE PREMIUM TEST ILLUSTRATION Assume that the insured's age is under 40. Under the Protection Option, a Policy with a face amount of $100,000 will generally pay a death benefit of $100,000 plus the policy value. Thus, a Policy with a policy value of $60,000 will generally have a death benefit of $160,000 ($100,000 + $60,000). The death benefit, however, must be at least 250 percent of the policy value. As a result, if the policy value of the Policy exceeds $66,666, the death benefit will be greater than the face amount plus the policy value. The figure of $66,666 is derived because 250 percent of $66,666 equals $100,000 + $66,666.
Every additional $100 of policy value above $66,666 will increase the death benefit by $250.

Similarly, any time the policy value exceeds $66,666, every $100 taken out of policy value will reduce the death benefit by $250. If at any time, the policy value multiplied by the limitation percentage is less than the face amount plus the policy value, then the death benefit will be the face amount plus the policy value of the Policy.

CHOOSING THE DEATH BENEFIT OPTION The different death benefit options meet different needs and objectives. If you are satisfied with the amount of your insurance coverage and wish to have any favorable policy performance reflected to the maximum extent in increasing actual cash values, you should choose the Cash Option. The Protection Option results primarily in an increased death benefit. In addition, there are other distinctions between the two options which may influence your selection. Given the same face amount and premium the Cash Option will provide guaranteed coverage for a longer period than the Protection Option. This is because of larger cost of insurance charges under the Protection Option resulting from the additional amount of death benefit. However, under the Cash Option, favorable policy performance does not generally increase the death benefit, and the beneficiary will not benefit from any larger actual cash value which exists at the time of the insured's death because of the favorable policy performance.

You may change the death benefit option while the Policy is in force through a policy adjustment. We may require that you provide us with satisfactory evidence of the insured's insurability before we make a change to the Protection Option. The change will take effect when we approve and record it in our home office. A change in death benefit option may have Federal income tax consequences. See "Federal Tax Status."

POLICY LOANS

You may borrow from us using only your Policy as the security for the loan. THE TOTAL AMOUNT OF YOUR LOAN MAY NOT EXCEED 100 PERCENT OF YOUR POLICY VALUE. A loan taken from, or secured by a Policy, may have Federal income tax consequences. See "Federal Tax Status."

The policy value is the actual cash value of your Policy plus any policy loan. Any policy loan paid to you in cash must be in an amount of at least $100. Policy loans in smaller amounts are allowed under the automatic premium loan provision. We will deduct interest on the loan in arrears. You may obtain a policy loan with a written request or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. If you call us you will be asked, for security purposes, for your personal identification and policy number. The Policy will be the only security required for your loan. We will determine your policy value as of the date we receive your request at our home office.

When you take a loan, we will reduce both the death benefit and the actual cash value by the amount you borrow and any unpaid interest. Unless you direct us otherwise, we will take the policy loan from your guaranteed principal account actual cash value and separate account actual cash value on a pro-rata basis and, from each sub-account in the separate account on a pro-rata basis. The number of units to be sold will be based upon the value of the units as of the end of the valuation period during which we receive your loan request at our home office. This amount shall be transferred to the loan account. The loan account continues to be part of the Policy in the general account. Except in those cases where the policy owner elects to take a loan against 100 percent of the cash value, a policy loan has no immediate effect on policy value since at the time of the loan the policy value is the sum of your actual cash value and any policy loan value.

The actual cash value of your Policy may decrease between premium due dates. Unfavorable investment experience and the assessment of charges could cause your separate account actual cash value to decline to zero. Policy loans that equal 100 percent of the policy value will immediately cause your policy value to decline to zero. IF YOUR POLICY HAS INDEBTEDNESS AND NO ACTUAL CASH VALUE, THE POLICY WILL LAPSE AND THERE MAY BE ADVERSE TAX CONSEQUENCES; SEE "FEDERAL TAX STATUS." In this event, to keep your Policy in force, you will have to make a loan repayment. We will give you notice of our intent to terminate the Policy and the loan repayment required to keep it in force. The time for repayment will be within 31 days after our mailing of the notice.

POLICY LOAN INTEREST The interest rate on a policy loan will not be more than the rate shown on page 1 of your Policy. The interest rate charged on a policy loan will not be more than that permitted in the state in which the Policy is delivered.

Policy loan interest is due:

     -    on the date of the death of the insured

     -    on a policy adjustment, surrender, lapse, a policy loan transaction

     -    on each policy anniversary.

If you do not pay the interest on your loan in cash, your policy loan will be increased and your actual cash value will be reduced by the amount of the unpaid interest. The new loan will be subject to the same rate of interest as the loan in effect.

We will also credit interest to your Policy when there is a policy loan. Interest credits on a policy loan shall be at a rate which is not less than your policy loan interest rate minus 1 percent per year. We allocate policy loan interest credits to your actual cash value as of the date of the death of the insured, on a policy adjustment, surrender, lapse, a policy loan transaction and on each policy anniversary. We allocate interest credits to the guaranteed principal account and separate account following your instructions for the allocation of net premiums.

Currently, the loan account credits interest, as described above, at a rate which is not less than your policy loan interest rate minus 1 percent per year. However, if the Policy has been in force for ten years or more (including the period any previous Policy was in effect if that previous Policy issued by us was exchanged for this Policy), we will credit your loan at a rate which is equal to the policy loan rate minus 0.25 percent per year.


Policy loans may also be used as automatic premium loans to keep your Policy in force if a premium is unpaid at the end of the 31-day grace period following the premium due date. We will make automatic premium loans unless you have requested us not to. Interest on such a policy loan is charged from the date the premium was due. However, in order for an automatic premium loan to occur, the amount available for a loan must be enough to pay at least a quarterly premium. If the loan value is not enough to pay at least a quarterly premium, your Policy will lapse.


POLICY LOAN REPAYMENTS If your Policy is in force, you may repay your loan in part or in full at any time before the insured's death. Your loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the Policy. Any loan repayment must be at least $100 unless the balance due is less than $100. We will waive this minimum loan repayment provision for loan repayments made under our automatic payment plan where loan repayments are in an amount of at least $25.

We allocate loan repayments to the guaranteed principal account until all loans from the guaranteed principal account have been repaid. Thereafter we allocate loan repayments to the guaranteed principal account or the sub-accounts of the Variable Life Account as you direct. In the absence of your instructions, we will allocate loan repayments to the guaranteed principal account actual cash value and separate account actual cash value on a pro-rata basis, and to each sub-account in the separate account on a pro-rata basis.

Loan repayments reduce your loan account by the amount of the loan repayment.

A policy loan, whether or not it is repaid, will have a permanent effect on the policy value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the amount being credited on the loan, the policy value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the amount being credited on the loan, the policy value will be greater than if no loan had been made.

SURRENDER

You may request a surrender or partial surrender of your Policy at any time while the insured is living. The surrender value of the Policy is the actual cash value plus asset credits and minus unpaid policy charges which are assessed against actual cash value. We determine the surrender value as of the end of the valuation period during which we receive your surrender request at our home office. You may surrender the Policy by sending us the Policy and a written request for its surrender. You may request that the surrender value be paid to you in cash or, alternatively, applied on a settlement option or to provide extended term insurance on the life of the insured.

We also permit a partial surrender of the actual cash value of the Policy in any amount of $500 or more. The maximum partial surrender is 90 percent of the amount available as a policy loan. The death benefit of the Policy will be reduced by the amount of the partial surrender. With any partial surrender, we will adjust the Policy to reflect the new face amount and actual cash value and, unless otherwise instructed, the existing level of premium payments.

We are currently waiving the restriction requiring a minimum amount for a partial surrender where a partial surrender from a Policy, which is on stop premium, is being used to pay premiums for substandard risks or premiums on any benefits and riders issued as part of the Policy. Transaction fees otherwise applicable to such a partial surrender are also waived.

On a partial surrender, you may tell us from which Variable Life Account sub-accounts a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed principal account. If you do not, we will deduct partial surrenders from your guaranteed principal account actual cash value and separate account actual cash value on a pro-rata basis and, from each sub-account of the separate account on a pro-rata basis. We will tell you, on request, what amounts are available for a partial surrender under your Policy.

We will pay a surrender or partial surrender as soon as possible, but not later than seven days after we receive your written request for surrender. However, if any portion of the actual cash value to be surrendered is attributable to a premium or non-repeating premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we


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have reasonable assurance that the payment has cleared and that good payment has been collected. The amount you receive on surrender may be more or less than the total premiums paid for your Policy.

FREE LOOK

It is important to us that you are satisfied with this Policy after it is issued. If you are not satisfied with it, you may return the Policy to us or your agent within ten days after you receive it.

If you return the Policy, you will receive within seven days of the date we receive your notice of cancellation a full refund of the premiums you have paid.

If the Policy is adjusted, as described under "Policy Adjustments," and if the adjustment results in an increased premium, you will again have a right to examine the Policy and you may return the Policy within ten days after you receive it. If you return the Policy, the requested premium adjustment will be cancelled. You will receive a refund of the additional premiums paid within seven days of the date we receive your notice of cancellation for that adjustment.

FPOLICY CHARGES

PREMIUM CHARGES Premium charges vary depending on whether the premium is a scheduled premium or a non-repeating premium. Generally, the word "premium" when used in this prospectus means a scheduled premium only. Charges for sub-standard risks and charges for additional agreements are deducted from the premium to calculate the base premium. The SUB-STANDARD RISK CHARGE is for providing the death benefit for policies whose mortality risks exceed the standard. Factors that we consider when categorizing a risk as sub-standard risk include: a dangerous avocation or occupation, medical conditions, family history of disease, bad driving record, high-risk personal habits (e.g. drug use), obesity, high blood pressure or high levels of cholesterol. Charges for additional agreements are shown in the Summary Fee Tables under "Summary of Benefits and Risks."

From base premiums we deduct a sales charge, an additional face amount charge and a premium charge.

     (1) The SALES CHARGE consists of a deduction from each premium of up to 44 percent. The sales charge applies only to base premiums, scheduled to be paid in the 12-month period following the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a sales charge is being assessed. It will also apply only to that portion of an annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. In other words, the amount of any base premium in excess of this amount will not be subject to the sales charge.

          Only adjustments that involve an increase in base premium in excess of the highest base premium ever paid on the Policy will result in an additional sales charge being assessed on that increase in premium. If any adjustment occurs during a period when a sales charge is being collected and the adjustment results in an increase in base premium, an additional sales charge, not to exceed 44 percent of the increase in base premium, will be added to the uncollected portion of the sales charge that was being collected prior to the adjustment. This total amount of sales charge will then be collected during the 12-month period following the adjustment.

          If any adjustment occurs during the 12-month period when a sales charge is being collected and the adjustment does not result in an increase in base premium, a portion or all of the

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          remaining sales charge will be collected during the 12-month period following the adjustment.

          For examples of how we compute the sales charge and the additional face amount charge, see Appendix A.

          The sales charge is designed to compensate us for some of the distribution expenses incurred with respect to the Policies. (Additional distribution expenses are covered by all or a portion of the premium charge described below.) The amount of the sales charge in any policy year cannot be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge or the premium charge, we will recover them from our other assets or surplus including profits from the mortality and expense risk charge.

     (2) The ADDITIONAL FACE AMOUNT CHARGE is an amount not to exceed $5 per $1,000 of face amount of insurance. This amount may vary by the age of the insured and the premium level for a given amount of insurance. This charge is made ratably from premiums scheduled to be paid during the first policy year and during the twelve months following certain policy adjustments. The additional face amount charge is designed to compensate us for the administrative costs associated with issuance or adjustment of the Policies, including the cost of processing applications, conducting medical exams, classifying risks, determining insurability and risk class and establishing policy records.

     (3) The PREMIUM CHARGE of 6 percent is deducted from each base premium. This charge is designed to cover sales commissions in early policy years and other charges related to premiums in later policy years, such as administrative expenses and taxes.

NON-REPEATING PREMIUMS Non-repeating premiums are currently subject to a premium charge of 3 percent. We do not assess a sales charge or an additional face amount charge against non-repeating premiums.

ACTUAL CASH VALUE CHARGES In addition to deductions from premiums and non-repeating premiums, we assess from the actual cash value of a Policy a monthly policy charge, the cost of insurance charge and transaction charges. These charges are as follows:

     (1) The MONTHLY POLICY CHARGE is designed to cover certain of our administrative expenses, including those attributable to the records we create and maintain for your Policy. The monthly policy charge is $8 plus $.02 per $1,000 of face amount for policies issued using the 1980 CSO Tables and $10 plus $0.02 per $1,000 of face amount for policies using the 2001 CSO Tables. We can increase this charge, but it will never exceed $10 plus $.03 per $1,000 of face amount.

     (2) The COST OF INSURANCE CHARGE compensates us for providing the death benefit under a Policy. The minimum guaranteed monthly charge is $0.01 per $1,000 of net amount at risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of net amount at risk. The minimum and maximum cost of insurance charge will remain the same for policies issued using the 1980 CSO Tables and for those using the 2001 CSO Tables. The maximum cost of insurance charges will occur at later ages for policies issued after October 31, 2008 due to the longer life expectancies built into the 2001 CSO Tables. The charge is calculated by multiplying the net amount at risk under your Policy by a rate which varies with the insured's age, gender, risk class, the level of scheduled premiums for a given amount of insurance, duration of the Policy and the tobacco use of the insured. The rate is guaranteed not to exceed the maximum charges for mortality derived from the 1980 Commissioners Standard Ordinary Mortality Tables for policies issued prior to October 31, 2008 and will not exceed the maximum charges for mortality derived from the 2001 Commissioners Standard Ordinary Mortality Tables for policies issued after October 31, 2008. The net amount at risk is the death benefit under your Policy less your policy value. The net amount at risk varies with investment performance, payment of premiums and policy charges. Where circumstances require, we will base our rates on "unisex," rather than sex-based, mortality tables.

     (3) The TRANSACTION CHARGES are for expenses associated with processing transactions. There is a POLICY ADJUSTMENT TRANSACTION CHARGE of $25 for each policy adjustment (a change in premium, face amount, death benefit option or plan of insurance).

          If the only policy adjustment is a partial surrender, the PARTIAL SURRENDER TRANSACTION CHARGE shall be the lesser of $25 or 2 percent of the amount surrendered.


          We also reserve the right to make a TRANSFER TRANSACTION CHARGE, not to exceed $25, for each transfer of actual cash value among the guaranteed principal account and the sub-accounts of the Variable Life Account. Currently, no transfer transaction charge is assessed.


          We may also make a charge, not to exceed $25, for each returned check.

We assess the monthly policy charge and cost of insurance charge against your actual cash value on the monthly policy anniversary. In addition, we assess such charges on the occurrence of the death of the insured, policy surrender, lapse or a policy adjustment.

We assess transaction charges against your actual cash value at the time of a policy adjustment, when a transfer is made, or when a check is returned. In the case of a transfer, the charge is assessed against the amount transferred.

Ordinarily, we assess charges against your guaranteed principal account actual cash value and separate account actual cash value on a pro-rata basis and from each sub-account in the separate account on a pro-rata basis. However, if you instruct us in writing, we will assess the monthly policy charge and the cost of insurance charge against the guaranteed principal account or the sub-account(s) that you specify.

SEPARATE ACCOUNT CHARGES We assess a mortality and expense risk charge directly against the assets held in the Variable Life Account. The mortality and expense risk charge compensates us for assuming the risks that cost of insurance charges will be insufficient to cover actual mortality experience and that the other charges will not cover our expenses in connection with the Policy. We deduct the mortality and expense risk charge from Variable Life Account assets on each valuation date at an annual rate of 0.50 percent of the average daily net assets of the Variable Life Account.

PORTFOLIO COMPANY CHARGES Charges are deducted from and expenses paid out of the assets of the Fund Portfolio Companies, as described in the prospectus for those companies.

POLICIES ISSUED IN EXCHANGE We will waive or modify certain charges assessed against base premiums as described above in situations where our existing life insurance policy owners wish to exchange their policies for the Policies described in this prospectus. Those policy owners may do so, subject to their application for this Policy and our approval of the exchange. A $200 EXCHANGE ADMINISTRATIVE CHARGE is currently required for the exchange. This charge will be deducted from the existing cash values.

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To be eligible for an exchange, the existing policy must have been in force for at least two years, and there must not be any first year charges currently being taken as a result of any policy adjustment. When a new Policy is issued in exchange for an existing policy, we will waive the sales charge and the premium charge on the existing base premium, and we will waive the additional face amount charge on the existing face amount. All other charges described in this prospectus will apply to the Policy.

CHARGES FOR AGREEMENTS We assess the following monthly charges for supplemental insurance benefits that you may add to your Policy by Agreement:

WAIVER OF PREMIUM AGREEMENT - the minimum guaranteed annual charge is $0.12 per $1,000 of face amount and the maximum guaranteed annual charge is $11.24 per $1,000 of face amount.

INFLATION AGREEMENT - the guaranteed annual charge is $8.00.

FACE AMOUNT INCREASE AGREEMENT - the minimum guaranteed annual charge is $0.65 per $1,000 of agreement coverage and the maximum guaranteed annual charge is $2.29 per $1,000 of agreement coverage.

BUSINESS CONTINUATION AGREEMENT - the minimum guaranteed annual charge is $0.10 per $1,000 of agreement coverage and the maximum guaranteed annual charge is $35.04 per $1,000 of agreement coverage.

FAMILY TERM AGREEMENT - the guaranteed annual charge is $5.00 per $1,000 of agreement coverage.

EARLY VALUES AGREEMENT - the maximum guaranteed charge is 10 percent of premium.

OTHER POLICY PROVISIONS

BENEFICIARY When we receive proof satisfactory to us of the insured's death, we will pay the death proceeds of a Policy to the beneficiary or beneficiaries named in the application for the Policy unless the owner has changed the beneficiary. In that event, we will pay the death proceeds to the beneficiary named in the last change of beneficiary request.

If a beneficiary dies before the insured, that beneficiary's interest in the Policy ends with that beneficiary's death. Only beneficiaries who survive the insured will be eligible to share in the death proceeds. If no beneficiary survives the insured we will pay the death proceeds of this Policy to the owner, if living, otherwise to the owner's estate, or, if the owner is a corporation, to it or its successor.

You may change the beneficiary designated to receive the proceeds. If you have reserved the right to change the beneficiary, you can file a written request with us to change the beneficiary. If you have not reserved the right to change the beneficiary, the written consent of the irrevocable beneficiary will be required.

Your written request will not be effective until it is recorded in our home office. After it has been so recorded, it will take effect as of the date you signed the request. However, if the insured dies before the request has been so recorded, the request will not be effective as to those death proceeds we have paid before your request was recorded in our home office records.

PAYMENT OF PROCEEDS The amount payable as death proceeds upon the insured's death will be the death benefit provided by the Policy, plus any additional insurance on the insured's life provided by an additional benefit agreement, if any, minus any policy charges and minus any policy loans. In addition, if the Cash Option is in effect at the insured's death, we will pay to the beneficiary any part of a paid premium that covers the period from the end of the policy month in which the insured died to the date

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to which premiums are paid. Normally, we will pay any policy proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds, which are determined as of the date of death of the insured, we will determine the amount of payment as of the end of the valuation period during which a request is received at our home office.

We reserve the right to defer policy payments, including policy loans, for up to six months from the date of your request, if such payments are based upon policy values which do not depend on the investment performance of the Variable Life Account. In that case, if we postpone a payment other than a policy loan payment for more than 31 days, we will pay you interest at 3 percent per year for the period beyond that time that payment is postponed. For payments based on policy values which do depend on the investment performance of the Variable Life Account, we may defer payment only:

     (1) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or

     (2) when the SEC has determined that a state of emergency exists which may make such payment impractical.

If mandated under applicable law, we may be required to block a Policy Owner's account and thereby refuse to process any request for transfer, surrender, partial surrender, policy loan or death benefit proceeds, until instructions are received from the appropriate regulator. We may also be required to provide information about you and your account to government regulators.

SETTLEMENT OPTIONS The proceeds of a Policy will be payable if the Policy is surrendered, or we receive proof satisfactory to us of the insured's death. These events must occur while the Policy is in force. In general, we will pay the proceeds at our home office and in a single sum unless a settlement option has been selected. We will deduct any indebtedness and unpaid charges from the proceeds. Proof of any claim under this Policy must be submitted in writing to our home office.

We will pay interest on single sum death proceeds from the date of the insured's death until the date of payment. Interest will be at an annual rate determined by us, but never less than 3 percent.

The proceeds of a Policy may be paid in other than a single sum and you may, during the lifetime of the insured, request that we pay the proceeds under one of the Policy's settlement options. We may also use any other method of payment that is agreeable to both you and us. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right, and if the periodic installment or interest payment is at least $20.

You may also choose to place the proceeds in a Minnesota Life Benefit Account until you elect a single sum payment or a settlement option. The Benefit Account is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to you, and you will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for Minnesota Life, the bank will receive the amount you request as a transfer from our general account. The Benefit Account is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our general account, the Benefit Account is backed by the financial strength of Minnesota Life, although it is subject to the claims of our creditors.

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Each settlement option is payable in fixed amounts as described below. The payments do not vary with the investment performance of the Variable Life
Account.

OPTION 1 -- INTEREST PAYMENTS

We will pay interest on the proceeds at such times and for a period that is agreeable to you and us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

OPTION 2 -- PAYMENTS FOR A SPECIFIED PERIOD

We will make payments for a specified number of years.

OPTION 3 -- LIFE INCOME

We will make payments monthly during the lifetime of the person who is to receive the income, terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant.

OPTION 4 -- PAYMENTS OF A SPECIFIED AMOUNT

We will pay a specified amount until the proceeds and interest are fully paid.

If you request a settlement option, you will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. Unless you elect otherwise, a beneficiary may select a settlement option after the insured's death.

The minimum amount of interest we will pay under any settlement option is 3 percent per year. Additional interest earnings, if any, on deposits under a settlement option will be payable as we determine.

ASSIGNMENT The Policy may be assigned. The assignment must be in writing and filed at our home office. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

MISSTATEMENT OF AGE OR GENDER If the insured's age or gender has been misstated, we will adjust the amount of proceeds payable under the Policy to reflect cost of insurance charges based upon the insured's correct age or gender.

INCONTESTABILITY After a Policy has been in force during the insured's lifetime for two years from the original policy date, we may not contest the Policy, except for fraud or for nonpayment of premium. However, if there has been a policy adjustment, reinstatement or any other policy change for which we required evidence of insurability, we may contest that policy adjustment, reinstatement or change for two years with respect to information provided at that time, during the lifetime of the insured, from the effective date of the policy adjustment, reinstatement or change.

SUICIDE If the insured, whether sane or insane, dies by suicide, within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the Policy. If there has been a policy adjustment, reinstatement or any other policy change for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the policy adjustment, reinstatement or change our liability with respect to the policy adjustment, reinstatement or change will be limited to an amount equal to the premiums paid for the policy adjustment, reinstatement or change.

REPORTS At least once each year we will send you a report. This report will include the actual cash value, the face amount and the variable death benefit as of the date of the report. It will also show the premiums paid during the policy year, policy loan activity and the policy value. We will send the report to you without cost. The information in the report will be current as of a date within two months of its mailing.

ADDITIONAL BENEFITS

You may be able to obtain additional policy benefits, subject to underwriting approval. We will provide these benefits by a rider to the Policy, which may require the payment of additional premium.

WAIVER OF PREMIUM AGREEMENT The Waiver of Premium Agreement requires an additional premium and provides for the payment of policy premium in the event of the insured's disability.

INFLATION AGREEMENT The Inflation Agreement requires an additional premium and provides for a face amount increase equal to twice the percentage increase in the consumer price index during the previous three years, subject to a maximum of $100,000.

FACE AMOUNT INCREASE AGREEMENT The Face Amount Increase Agreement requires an additional premium and provides for increases in the face amount, without evidence of insurability, at specified ages of the insured.

BUSINESS CONTINUATION AGREEMENT The Business Continuation Agreement requires an additional premium and allows you to purchase a specified amount of additional insurance, without evidence of insurability, at the death of another person previously designated by you.

FAMILY TERM RIDER The Family Term Rider requires an additional premium and provides a fixed amount of term insurance on children of an insured.

EXCHANGE OF INSUREDS AGREEMENT The Exchange of Insureds Agreement requires no additional premium and allows for the transfer of existing insurance coverage to another insured within a business setting. Because the exchange is generally a taxable event, you should consult a tax advisor about the tax consequences before making such an exchange.

ACCELERATED BENEFITS AGREEMENT The Accelerated Benefits Agreement is issued without additional premium. It allows you to receive a significant portion of your Policy's death benefit, if the insured develops a terminal condition due to sickness or injury.

EARLY VALUES AGREEMENT The Early Values Agreement requires an additional premium, payable for ten years, and waives a portion of policy charges in the first policy year.

EXTENDED MATURITY AGREEMENT The Extended Maturity Agreement requires no additional premium and provides for the continuation of the Policy beyond the maturity age of the insured.

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OTHER  MATTERS

FEDERAL TAX STATUS

INTRODUCTION The discussion of federal taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the "IRS"). We have not considered any applicable state or other tax laws.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE LIFE ACCOUNT We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the Variable Life Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Life Account or on capital gains arising from the Variable Life Account's activities. The Variable Life Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

At the present time, we make no charge to the Variable Life Account for any federal, state or local taxes that we incur that may be attributable to such Account or to the Policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Life Account or the Policies.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law for purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

TAX STATUS OF POLICIES Under Section 7702 of the Code, life insurance contracts such as the Policies will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a Policy issued on a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a Policy issued on a sub-standard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a Policy would satisfy the Section 7702 definition of a life insurance contract. If a Policy were determined not to be a life insurance contract under Section 7702 of the Code, that Policy would not provide most of the tax advantages normally provided by a life insurance contract.

If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a Policy to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702 of the Code.

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DIVERSIFICATION OF INVESTMENTS Section 817(h) of the Code authorizes the
Treasury Department to set standards by regulation or otherwise for the investments of the Variable Life Account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The Variable Life Account, through the Fund and the Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Advantus Series Fund is an affiliate of ours, we do not control the Advantus Series Fund or the investments of its portfolios. Nonetheless, we believe that each portfolio of the Advantus Series Fund in which the Variable Life Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire Policy could be disqualified as a life insurance contract under the Code due to the failure of the Variable Life Account to be deemed to be "adequately diversified."

OWNER CONTROL In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Life Account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Life Account.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS On the death of the insured, we believe that the death benefit provided by the Policies will be excludable from the gross income of the beneficiary under Section 101(a) of the Code. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser. You are not currently taxed on any part of the inside build-up of cash value until you actually receive cash from the Policy. However, taxability may also be determined by your contributions to the Policy and prior Policy activity.

Depending on the circumstances, the exchange of a Policy, the receipt of a Policy in an exchange, a change in the Policy's death benefit option (e.g., a change from Cash Option to Protection Option), a policy loan, a partial surrender, a complete surrender, a change in ownership, a change of insured, an adjustment of the face amount, or an assignment of the Policy may have federal income tax consequences. If you are considering any such transactions, you should consult a tax adviser before effecting the transaction.

We also believe that Policy loans will be treated as indebtedness and will not be currently taxable as income to you unless your Policy is a modified endowment contract, as described below. However, whether a modified endowment contract or not, the interest paid on Policy loans will generally not be tax deductible. There may be adverse tax consequences when a Policy with a Policy loan is lapsed or surrendered.

A complete surrender or partial surrender of the actual cash values of a Policy may have tax consequences. On surrender, you will not be taxed on values received except to the extent that they exceed the gross premiums paid under the Policy, reduced by any previously received excludable amounts ("cost basis"). An exception to this general rule occurs in the case of a partial withdrawal, a decrease in the face amount, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to you in order for the Policy to continue complying with the
Section 7702 definitional limits. In the latter case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of any Policy loan exceeds the cost basis of the Policy, the excess will generally be treated as ordinary income, subject to tax.

MODIFIED ENDOWMENT CONTRACTS It should be noted, however, that under the Code the tax treatment described above is not available for Policies characterized as modified endowment contracts. In general, policies with a high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that the cumulative premiums paid on a life insurance policy during the first seven contract years not exceed the sum of the net level premiums which would be paid under a 7-pay life policy. If those cumulative premiums exceed the 7-pay life premiums, the policy is a modified endowment contract.

Modified endowment contracts are still treated as life insurance with respect to the tax treatment of death proceeds and to the extent that the inside build-up of cash value is not taxed on a yearly basis. However, any amounts you receive, such as dividends, cash withdrawals, loans and amounts received from a partial or total surrender of the Policy are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the cost basis of the Policy). This tax treatment includes a 10 percent additional income tax which is imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the date you attain age 59 1/2, or is attributable to your becoming disabled, or as part of a series of substantially equal periodic payments for your life or the joint lives of you and your beneficiary.

Compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life. Making additional payments or reducing the benefits (for example, through a partial withdrawal, a change in death benefit option, or a scheduled reduction) may either violate the 7-pay test or reduce the amount that may be paid in the future under the 7-pay test. Further, reducing the death benefit at any time will require retroactive retesting and could result in a failure of the 7-pay test regardless of any of our efforts to provide a payment schedule that will not violate the 7-pay test.

Any Policy received in an exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts. Accordingly, you should consult a tax adviser before effecting an exchange of any life insurance policy.

A Policy that is not originally classified as a modified endowment contract can become so classified if there is a reduction in benefits at any time or if a material change is made in the contract at any time. A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay test computation.

The modified endowment contract provisions of the Code apply to all policies entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a Policy that is received in exchange for a modified endowment contract. It should be noted, in addition, that a Policy which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustment shall be made in determining whether such a Policy meets the 7-pay test by taking into account the previously existing cash surrender value.

In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.

If a Policy becomes a modified endowment contract, distributions that occur during the Policy year it becomes a modified endowment contract and any subsequent Policy year will be taxed as distributions from a modified endowment contract. Distributions from a Policy within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Due to the Policy's flexibility, classification of a Policy as a modified endowment contract will depend upon the circumstances of each Policy. Accordingly, a prospective Policy owner should contact a tax adviser before purchasing a Policy to determine the circumstances under which the Policy would be a modified endowment contract. You should also contact a tax adviser before paying any non-repeating premiums or making any other change to, including an exchange of, a Policy to determine whether such premium or change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a modified endowment contract.

MULTIPLE POLICIES Under the Code, all modified endowment contracts, issued by us (or an affiliated company) to the same Policy owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. For further information on current aggregation rules under this provision, see your own tax adviser.

WITHHOLDING To the extent Policy distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect, however, not to have tax withheld from distributions.

OTHER TAXES The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the Policy owner, may have Generation-Skipping Transfer tax considerations under Section 2601 of the Code.

The individual situation of each Policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. That situation will also determine how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate inheritance, generation skipping transfer and other taxes.

In addition, while we intend for the Policy to remain in force through the insured's age 121, the tax consequences associated with a Policy remaining in force after the insured's 100th birthday are unclear. You should consult a tax adviser in all these circumstances.

OTHER TRANSACTIONS Changing the Policy owner may have tax consequences. Exchanging this Policy for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received, according to Section 1035(a)(1) of the Code. The new Policy would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a modified endowment contract. An exchange of a life insurance contract for a new life insurance contract may, however, result in a loss of grandfathering status for statutory changes made after the old Policy was issued.

BUSINESS USES OF POLICY The Policies may be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of such Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

EMPLOYER-OWNED LIFE INSURANCE CONTRACTS The Pension Protection Act of 2006 added new section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

SPLIT DOLLAR ARRANGEMENTS A tax adviser should also be consulted with respect to the 2003 split dollar regulations if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser. Additionally, the Sarbanes-Oxley Act of 2002 (the

"Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of the Act's effective date of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

ALTERNATIVE MINIMUM TAX There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the Policy. If the policy owner was not the insured, the fair market value of the Policy would be included in the policy owner's estate upon the policy owner's death. The Policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the policy owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.


ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation-skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. During the period prior to 2010, EGTRRA provided for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. In December 2010, the EGTRRA provisions were extended for years after December 31, 2009. The extension of the EGTRRA provisions are applicable to 2010, 2011 and 2012 and are scheduled to expire on December 31, 2012. For decedents dying in 2010, the estate can elect either; 1) the estate tax regime as extended, or 2) the repealed estate tax provisions previously applicable. If the estate elects to apply the repealed estate tax provisions, they will be required to use the carryover basis income tax regime. For decedents dying in 2011 or 2012, the estate tax regime will apply.

The complexity of EGTRRA, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

It should be understood that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.

VOTING RIGHTS

We will vote the Fund shares held in the various sub-accounts of the Variable Life Account at regular and special shareholder meetings of the Funds in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your Policy's actual cash value in a sub-account by the net asset value per share of the corresponding Fund portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to such meeting in accordance with procedures established by the Funds. We will vote Fund shares held by the Variable Life Account as to which no instructions are received in proportion to the voting instructions which are received from policy owners with respect to all Policies participating in the Variable Life Account. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if we reasonably disapprove of such changes. A change would be disapproved only

     - if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of policy owners or

     - if we determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives.

In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next semi-annual report.

COMPENSATION PAID FOR THE SALE OF THE POLICIES

Securian Financial Services, Inc. ("Securian Financial"), whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of

1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the state of Minnesota. Securian Financial, an affiliate of Minnesota Life, is the principal underwriter of the Policies. Securian Financial and other authorized broker-dealers sell Policies through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of Policies by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Policy is determined by his or her broker-dealer. In the case of Policies sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges to the Policy that are in addition to the Policy Charges described elsewhere in this prospectus.

PAYMENTS TO REGISTERED REPRESENTATIVES OF SECURIAN FINANCIAL Except for the Early Values Agreement, commissions to registered representatives of Securian Financial on the sale of Policies include: up to 50 percent of gross premium in the first policy year; up to 6 percent of the gross premium in policy years two through ten; up to 2 percent in policy years thereafter; and 0 percent of non-repeating premiums. The commission will apply to the portion of the annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. On premiums received in excess of that amount we will pay commissions up to 4 percent in the first policy year, up to 6 percent in policy years two through ten and up to 2 percent thereafter. We may also pay additional compensation of up to 0.20 percent of the actual cash value in policy years two and later. For the Early Values Agreement, commissions will be 60 percent of the premium for that agreement for all years.

In addition, Securian Financial or we will pay, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits also cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We will also pay qualifying Securian Financial registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, qualifying registered representatives of Securian Financial are also eligible for financing arrangements, insurance benefits, and other benefits based on their contract with us.

We make additional payments for sales of the Policies to general agents who manage registered representatives and to the business unit responsible for the operation of our distribution system. Payments to general agents vary and depend on many factors including the commissions and amount of proprietary products sold by registered representatives supervised by the general agent. General Agents may also be eligible for insurance benefits, other cash benefits, and non-cash compensation such as conventions and other meetings.

PAYMENTS TO BROKER-DEALERS We pay compensation for the sale of the Policies by affiliated and unaffiliated broker-dealers. The compensation that we pay to broker-dealers for the sale of the Polices is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that we pay with respect to sales made by registered representatives of Securian Financial. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policy.

OTHER PAYMENTS A marketing expense allowance is paid to American Funds Distributors (AFD) in consideration of the marketing assistance AFD provides to Minnesota Life. This allowance, which ranges from 0.10 percent to 0.16 percent is based on the dollar amount of new and subsequent purchase payments (but excludes transfers from other sub-accounts) allocated to the American Funds Insurance Series(R) sub-accounts available through the variable life policies.


All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Policy over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Policies.

LEGAL PROCEEDINGS

Like other life insurance companies, we are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Life Account, the ability of Securian Financial Services, Inc. to perform its contract with the Variable Life Account, or the ability of Minnesota Life to meet its obligations under the Policies. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Variable Life Account.

REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a Registration Statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement, including the amendments and exhibits filed as a part thereof. Reference is hereby made to the Statement of Additional Information and the exhibits filed as part of the registration statement for further information regarding the Account, Minnesota Life and the Policies.

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SPECIAL TERMS

As used in this prospectus, the following terms have the indicated meanings:

ACTUAL CASH VALUE: the value of your interest in the Variable Life Account and the value of your interest in the guaranteed principal account under a Policy. Each is valued separately. Actual cash value does not include the loan account.

ASSET CREDIT: an amount we may contribute each month to your actual cash value in each subaccount or the guaranteed principal account. The asset credit on an annual basis equals the following amounts: (1) for policies issued using the 1980 CSO Mortality Tables, 0.40 percent of your actual cash value in each subaccount or the guaranteed principal account; and (2) for policies issued using the 2001 CSO Mortality Tables, the asset credit may range from 0.05 to
0.50 percent of your actual cash value in a subaccount or the guaranteed principal account. Payment of the asset credit will not affect the charges or expenses we take from your policy. We may discontinue the payment of asset credits at any time in our sole discretion.

BASE PREMIUM: the premium less any amount deducted from the premium for additional benefits and for sub-standard risks.

CODE: the Internal Revenue Code of 1986, as amended.

FUNDS: the mutual funds or separate investment portfolios within series mutual funds which we have designated as an eligible investment for the Variable Life Account.

GUARANTEED PRINCIPAL ACCOUNT: the portion of the general account of Minnesota Life which is attributable to Policies of this class, exclusive of policy loans. It is not a separate account or a division of the general account.

LOAN ACCOUNT: the portion of the general account attributable to policy loans under Policies of this type. The loan account balance is the sum of all outstanding loans under this Policy.

NON-REPEATING PREMIUM: a payment made to this Policy in addition to its scheduled payments.

PAID UP: the status of the Policy when its policy value is such that no further premiums are required to provide the death benefit.

POLICY OWNER: the owner of a Policy.

POLICY VALUE: the actual cash value of a Policy plus any policy loan.

POLICY YEAR: a period of one year beginning with the policy date or a policy anniversary.

PREMIUM: a scheduled payment required for this Policy.

PRO-RATA: a ratio that is derived by dividing a Policy Owner's actual cash value in a subaccount or in the guaranteed principal account by the actual cash value of the Policy.

VALUATION DATE: each date on which a Fund Portfolio values its assets. Fund Portfolio assets are valued at the end of a Valuation Date (typically 3:00 p.m. Central Time).

VALUATION PERIOD: the period between the end of successive valuation dates.

VARIABLE LIFE ACCOUNT: a separate investment account called the Minnesota Life Variable LIFE Account, composed of sub-accounts. The investment experience of its assets is kept separate from our other assets.

WE, OUR, US: Minnesota Life Insurance Company.

YOU, YOUR: the policy owner.

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APPENDIX A

EXAMPLE OF SALES CHARGE AND ADDITIONAL FACE AMOUNT CHARGE COMPUTATION

As an example of the method we use to compute sales charge and additional face amount charge, assume a protection plan of insurance guaranteeing coverage for 20 years. This plan results from an annual base premium of $2,000, a face amount of $100,000 and the Cash Option. As base premiums are paid in the first year, we assess the sales charge of 44 percent or $880. In addition, we assess an additional face amount charge of $5 per thousand of face amount or $500.

Using the example above, the sales charge each month is $73.33. After nine months, we have collected $660 and the uncollected sales charge is $220. Suppose that there is an adjustment at this point that increases the premium from $2,000 to $3,000. The increased premium will be assessed a sales charge of 44 percent, or $440. This will be added to the uncollected sales charge of $220. The total sales charge of $660 will be collected in the 12 months following the adjustment, at $55 per month.

Alternatively, suppose that the adjustment after nine months decreases the premium from $2,000 to $1,000. The uncollected sales charge of $220 will be reduced in the same proportion as the base premium, 50 percent, to $110, and this sales charge will be collected in the 12 months following the adjustment at $27.50 per month.

The additional face amount charge will also be recalculated if an adjustment occurs during a period in which it is being collected. Again, using our example, suppose there is an adjustment after nine months; the uncollected additional face amount charge is $125. If the adjustment results in a face amount increase of $100,000, the new additional face amount charge of $500 will be added to the uncollected charge of $125, and the total of $625 will be collected in the 12 months following the adjustment. If the adjustment results in a decrease in face amount, no reduction in the uncollected portion of the additional face amount charge is made. So the remaining $125 will be collected in the 12 months following the adjustment at $10.42 per month.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Life Account and the variable life policy is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a Statement of Additional Information, a personalized illustration or any information about your Policy call us at 1-800-277-9244 or write to us at: Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.

Information about Minnesota Life Variable Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC 20549-0102. You can also call the SEC at 1-202-551-8090.

The table of contents for the Statement of Additional Information is as follows:

     General Information and History
     Additional Information About Operation of Contracts and Registrant Underwriters
     Additional Information About Charges
     Illustrations
     Financial Statements

RULE 12H-7 REPRESENTATION

Minnesota Life, as depositor of the Minnesota Life Variable Life Account, is relying upon the requirements set forth in Rule 12h-7 under the Securities Exchange Act of 1934 (the "Securities Exchange Act") to the extent necessary to avoid being subject to periodic reporting obligations under the Securities Exchange Act.

Investment Company Act No. 811-4585

PART B:  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item Number     Caption in Prospectus

     15.        Cover Page and Table of Contents

     16.        General Information and History

     17.        Services

     18.        Premiums

     19. Additional Information About Operation of Contracts and Minnesota Life Variable Life Account

     20.        Underwriters

     21.        Additional Information About Charges

     22.        Lapse and Reinstatement

     23.        Loans

     24.        Financial Statements

     25.        Illustrations

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

                             400 Robert Street North
                           Saint Paul, Minnesota 55101
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)

                              Dwayne C. Radel, Esq.

                    Senior Vice President and General Counsel

                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and Address of Agent for Service)


                       Statement of Additional Information

          The date of this document and the prospectus is: April 29, 2011

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the Funds' current prospectuses, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-277-9244, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus and the Policy are incorporated into this Statement of Additional Information.

Table of Contents

General Information and History
Additional Information About Operation of Contracts and Registrant
Underwriters
Additional Information About Charges
Illustrations
Financial Statements

GENERAL INFORMATION AND HISTORY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company." All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.," which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

On October 21, 1985, our Board of Trustees established a separate account, called the Minnesota Life Variable Life Account ("Variable Life Account"), in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our General Account and of any other separate account which we may have established or may later establish.

The Variable Life Account currently has 78 sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.

ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Prior to April 1, 2003, Minnesota Life provided additional accounting and administrative services which are now performed by State Street Bank and Trust Company. However, Minnesota Life continues to oversee State Street's performance of these services.

UNDERWRITERS

The Policies are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial Services, Inc., whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The Policies are sold in the states where their sale is lawful.

Except for the Early Values Agreement, commissions to registered representatives of Securian Financial on the sale of Policies include: up to 50 percent of gross premium in the first policy year; up to 6 percent of the gross premium in policy years two through ten; up to 2 percent in policy years thereafter; and 0 percent of non-repeating premiums. The commission will apply to the portion of the annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. On premiums received in excess of that amount we will pay commissions up to 4 percent in the first policy year, up to 6 percent in policy years two through ten and up to 2 percent thereafter. We may also pay additional compensation of up to .2 percent of the actual cash value in policy years two and later. For the Early Values Agreement, commissions will be 60 percent of the premium for that agreement for all years. Amounts paid by Minnesota Life to the underwriters of the Policies during 2010, 2009 and 2008 were $30,292,782, $38,119,109, and $54,312,446, respectively, which include amounts paid for other contracts issued through the Variable Life Account.

While Securian Financial does not receive any direct compensation from Minnesota Life when selling a Minnesota Life variable product, it is reimbursed by Minnesota Life for compliance related costs resulting from Securian's sales of Minnesota Life variable products.


In addition, Securian Financial or we will pay, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, the underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25 percent of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee.

ADDITIONAL INFORMATION ABOUT CHARGES

a) Sales Load
The sales load consists of a deduction from each premium of a 6 percent Premium Charge and it may also include a first year Sales Charge deduction not to exceed 44 percent. The first year Sales Charge will apply only to base premium, scheduled to be paid in the 12-month period following the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a first year sales load is being assessed.

b) Special Purchase Plans
We will waive or modify certain charges assessed against base premiums in situations where our existing life insurance policy owners wish to exchange their policies for the Policies described in the prospectus. In those situations, we will not assess any charges except for the administrative charge to the existing cash values at the time they are transferred to the Policy. Following the exchange, premium payments will not be subject to a first year Sales Charge or Additional Face Amount Charge on the existing face amount, unless evidence of insurability was required for the exchange.

c) Underwriting Procedures
We require proof of insurability for policy issue and all adjustments resulting in an increase in face amount or other changes that result in an increase in the net amount at risk in the Policy. Proof of insurability and classification for cost of insurance charges are determined by our underwriting rules and procedures which utilize factors such as age sex, health and occupation. Persons who present a lower mortality risk are charged the most favorable cost of insurance rates. Requirements may be waived or modified for Policies issued in exchange for existing policies, for Policies issued as a result of conversion from existing Policies, for Policies issued as part of a small group case or face amount increases pursuant to an additional benefit agreement.

For policies issued prior to October 31, 2008, the basis for the mortality charges guaranteed in the Policies are determined by the sex, tobacco habits, and age of each insured and are based on the 1980 CSO sex and smoker distinct age nearest birthday mortality tables. In instances where the insurance is required to be provided on a Unisex basis, the guaranteed mortality charges are based on the 1980 CSO Unisex Table B.

For policies issued after October 31, 2008, the basis for the mortality charges guaranteed in the Policies are determined by the sex, tobacco habits, and age of each insured and are based on the 2001 CSO sex and smoker distinct age nearest birthday mortality tables. In instances where the insurance is required to be provided on a Unisex basis, the guaranteed mortality charges are based on the 2001 CSO Unisex Table B.

d) Increases in Face Amount
An Increase in Face Amount is a policy adjustment and is subject to a $25 transaction charge. An Increase in Face Amount is also subject to an Additional Face Amount Charge not to exceed $5 per $1,000 of face amount of increase. This charge is made against premiums in the 12 months following the policy adjustment.

ILLUSTRATIONS

An illustration is provided for a preferred non-tobacco risk male age 30, with the 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO"). The illustration shows the projected actual cash values, death benefits and premiums. The Protection Death Benefit Option is shown. The plan of insurance for the illustration is a protection plan, with an initial face amount of $525,000 and a premium of $4,600. We show the illustration based on both guaranteed maximum and current charges, and we include all charges.

Guaranteed maximum cost of insurance charges will vary by age, sex, risk class, and policy form. We use the male, female and unisex smoker-distinct 2001 CSO, as appropriate. The unisex tables are used in circumstances where legal considerations require the elimination of sex-base distinctions in the calculation of mortality costs. Our maximum cost of insurance charges are based on an assumption of the mortality rates reflected in 2001 CSO Tables.

In most cases we intend to impose cost of insurance charges which are substantially lower than the maximum charges determined as described above. In addition to the factors governing maximum cost of insurance charges, actual charges will vary depending on the level of scheduled premiums for a given amount of insurance, the duration of the Policy and the tobacco-use of the insured. Current cost of insurance charges reflect our current practices with respect to mortality charges for this class of Policies. Similarly, we impose a current monthly policy charge which is less than the guaranteed contractual charge. We expect that these current charges will compensate us for the actual costs of administration. If the actual costs change, this charge may increase or decrease as necessary, although it may not exceed the maximum stated in the Policy.

The illustration shows how actual cash values and death benefits would vary over time if the return on the assets held in the Variable Life Account equaled a gross annual rate after tax, of 0 percent, 6 percent and 12 percent. The actual cash values and death benefits would be different from those shown if the returns averaged 0 percent, 6 percent and 12 percent but fluctuated over the life of the Policy. The illustrations assume scheduled premiums are paid when due.

The amounts shown for the hypothetical cash value and death benefit as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because a daily investment management fee assessed against the net assets of the Fund and a daily mortality and expense risk charge assessed against the net assets of the Variable Life Account are deducted from the gross return. The mortality and expense risk charge reflected in the illustrations are at an annual rate of .50 percent. The investment management fee illustrated is .64 percent and represent the arithmetic average of the annual fee charged for all portfolios of the Funds. The illustrations also reflect a deduction for those Fund costs and expenses borne by the Funds and for distribution (12b-1) fees. Fund expenses illustrated are .19 percent, representing the arithmetic average of the 2009 expense ratios of the portfolios of the Funds. Certain expenses for certain portfolios of the Funds were waived or reduced, however the averages used in these illustrations do not reflect the waivers or reductions. The 12b-1 fee illustrated is .25 percent and represent the arithmetic average of those fees charged for portfolios of the Funds. Therefore, gross annual rates of return of 0 percent, 6 percent and 12 percent correspond to approximate net annual rates of return of -1.58 percent, 4.42 percent and 10.42 percent.

The illustration reflects the fact that no charges for federal, state or local income taxes are currently made against the Variable Life Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0 percent, 6 percent and 12 percent than it does now.

Upon request, we will furnish a personalized illustration based upon a proposed insured's age, sex and risk classification, and on the face amount, premium, death benefit option, plan of insurance and gross annual rate of return requested. Those illustrations may be materially different from the sample illustration included in this prospectus, depending upon the proposed insured's actual situation. For example, illustrations for females, tobacco users or individuals who are rated sub-standard will differ materially in premium amount and illustrated values, even though the proposed insured may be the same age as the proposed insured in our sample illustrations.

                               2001 CSO VAL HORIZON
                      DEATH BENEFIT OPTION-PROTECTION OPTION
                                MALE ISSUE AGE 30
                              PREFERRED NON-TOBACCO
                         INITIAL FACE AMOUNT -- $525,000

                        $4,600 INITIAL SCHEDULED PREMIUM
                              USING CURRENT CHARGES

                                    -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                                              0% GROSS                        6.00% GROSS                  12.00% GROSS
                                            (-1.58% NET)                      (4.42% NET)                  (10.42% NET)

   POL      ATT          BASE          POLICY               DEATH          POLICY         DEATH            POLICY        DEATH
   YR       AGE        PREMIUM         VALUE               BENEFIT         VALUE         BENEFIT            VALUE        BENEFIT
   --       ---        -------       ---------             -------         ------        -------           ------        -------
    1       31           4,600             17              525,000             43         525,000              70        525,000
    2       32           4,600          3,527              525,017          3,795         525,043           4,066        525,070
    3       33           4,600          6,982              528,527          7,712         528,795           8,478        529,066
    4       34           4,600         10,365              531,982         11,785         532,712          13,334        533,478
    5       35           4,600         13,685              535,365         16,028         536,785          18,684        538,334

    6       36           4,600         16,936              538,685         20,442         541,028          24,575        543,684
    7       37           4,600         20,109              541,936         25,023         545,442          31,057        549,575
    8       38           4,600         23,206              545,109         29,785         550,023          38,194        556,057
    9       39           4,600         26,208              548,206         34,714         554,785          46,033        563,194
    10      40           4,600         29,197              551,208         39,896         559,714          54,728        571,033

    15      45           4,600         44,182              566,307         70,352         588,743         114,978        625,423
    20      50           4,600         57,215              579,767        107,368         624,373         213,814        714,927
    25      55           4,600         67,812              590,969        152,088         667,527         376,645        862,242
    30      60           4,600         74,206              598,296        204,333         718,247         645,347      1,105,288
    35      65           4,600         74,500              600,141        263,559         776,306       1,088,982      1,506,723

    40      70           4,600         65,443              593,061        327,693         839,498       1,821,123      2,168,811
    45      75           4,600         42,817              573,904        392,737         905,199       3,031,353      3,263,538
    50      80           4,600              0              533,282        445,771         962,202       5,029,090      5,070,823
    55      85           4,600              0                    0        459,742         986,772       8,322,020      8,050,670
    60      90           4,600              0                    0        390,629         939,026      13,729,890     13,051,451

    65      95           4,600              0                    0        182,213         762,505      22,424,377     21,365,154
    70     100           4,600              0                    0              0               0      36,178,130     34,558,294
    75     105           4,600              0                    0              0               0      57,481,878     55,099,869
    80     110           4,600              0                    0              0               0      89,382,220     86,103,944
    85     115           4,600              0                    0              0               0     134,643,390    130,675,997
    90     120           4,600              0                    0              0               0     192,952,909    189,542,577

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                              2001 CSO VAL HORIZON
                     DEATH BENEFIT OPTION-PROTECTION OPTION
                               MALE ISSUE AGE 30
                             PREFERRED NON-TOBACCO
                       INITIAL DEATH BENEFIT -- $525,000

                        $4,600 INITIAL SCHEDULED PREMIUM
                       USING MAXIMUM CONTRACTUAL CHARGES

                                    -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                                            0% GROSS                   6.00% GROSS                    12.00% GROSS
                                          (-1.58% NET)                 (4.42% NET)                    (10.42% NET)

  POL      ATT         BASE         POLICY            DEATH          POLICY          DEATH            POLICY           DEATH
   YR      AGE        PREMIUM       VALUE            BENEFIT         VALUE          BENEFIT           VALUE           BENEFIT
  ---      ---        -------       -------          -------         ------         -------           ------          -------
    1       31         4,600             17           525,000            43         525,000               70          525,000
    2       32         4,600          3,525           525,017         3,792         525,043            4,063          525,070
    3       33         4,600          6,976           528,525         7,705         528,792            8,471          529,063
    4       34         4,600         10,354           531,976        11,772         532,705           13,319          533,471
    5       35         4,600         13,667           535,354        16,006         536,772           18,658          538,319

    6       36         4,600         16,909           538,667        20,409         541,006           24,534          543,658
    7       37         4,600         20,073           541,909        24,976         545,409           30,991          549,534
    8       38         4,600         23,158           545,073        29,716         549,976           38,089          555,991
    9       39         4,600         26,146           548,158        34,614         554,716           45,873          563,089
   10       40         4,600         29,048           551,146        39,688         559,614           54,425          570,873

   15       45         4,600         41,919           564,603        67,539         586,661          111,316          622,772
   20       50         4,600         51,411           574,752        99,294         617,572          201,312          704,790
   25       55         4,600         57,052           581,387       135,077         652,731          344,632          835,500
   30       60         4,600         55,526           581,472       171,673         689,384          570,441        1,041,650
   35       65         4,600         43,228           571,942       204,558         723,775          925,958        1,366,589

   40       70         4,600         13,933           546,282       224,568         746,943        1,484,148        1,876,254
   45       75         4,600              0           525,000       221,854         749,769        2,366,323        2,680,882
   50       80         4,600              0           525,000       176,308         715,612        3,762,396        3,955,106
   55       85         4,600              0                 0        46,683         607,225        5,964,341        5,965,561
   60       90         4,600              0                 0             0               0        9,437,288        9,134,420

   65       95         4,600              0                 0             0               0       14,858,652       14,267,654
   70      100         4,600              0                 0             0               0       22,931,819       22,120,445
   75      105         4,600              0                 0             0               0       34,419,698       33,408,373
   80      110         4,600              0                 0             0               0       49,905,169       48,811,098
   85      115         4,600              0                 0             0               0       68,693,272       68,045,343
   90      120         4,600              0                 0             0               0       86,029,394       87,344,969

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

FINANCIAL STATEMENTS

The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries (the Company) and the financial statements of the Minnesota Life Variable Life Account as of December 31, 2010, have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

The audit report covering the December 31, 2010 consolidated financial statements and supplementary schedules of the Company refers to a change in the method of accounting for other-than-temporary impairments of fixed maturity investment securities.

[KPMG LOGO]

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                              Financial Statements

                                December 31, 2010

     (With Report of Independent Registered Public Accounting Firm thereon)

[KPMG LOGO]

                        KPMG LLP
                        4200 Wells Fargo Center
                        90 South Seventh Street
                        Minneapolis, MN 55402

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Variable Life Account:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Minnesota Life Variable Life Account (the Variable Account) as of December 31, 2010, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2010 were confirmed to us by the respective sub-account mutual fund, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Minnesota Life Variable Life Account as of December 31, 2010, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Minneapolis, Minnesota
April 4, 2011

                    KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative
                    ("KPMG International"), a Swiss entity.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2010

                                                                             SEGREGATED SUB-ACCOUNTS
                                            ----------------------------------------------------------------------------------------
                                                                                   ADVANTUS     ADVANTUS      ADVANTUS    ADVANTUS
                                              ADVANTUS    ADVANTUS     ADVANTUS    MORTGAGE   INTERNATIONAL  INDEX 400   REAL ESTATE
                                                BOND       MONEY      INDEX 500   SECURITIES      BOND        MID-CAP    SECURITIES
                                              CLASS 2      MARKET      CLASS 2      CLASS 2      CLASS 2      CLASS 2      CLASS 2
                                            ------------ ----------  -----------  ----------  -------------  ----------  -----------
ASSETS
Investments in shares of Advantus Series
   Fund, Inc.:
   Bond Portfolio, 65,448,481 shares at
      net asset value of $1.73 per share
      (cost $93,824,273)                    $113,053,023         --           --          --            --           --          --
   Money Market Portfolio, 31,505,131
      shares at net asset value of $1.00
      per share (cost $31,493,253)                    -- 31,493,253           --          --            --           --          --
   Index 500 Portfolio, 45,838,842 shares
      at net asset value of $4.36 per share
      (cost $162,302,022)                             --         --  199,966,724          --            --           --          --
   Mortgage Securities Portfolio,
      28,393,078 shares at net asset value
      of $1.58 per share (cost $38,618,498)           --         --           --  44,821,569            --           --          --
   International Bond Portfolio, 15,551,593
      shares at net asset value of $2.11
      per share (cost $24,171,223)                    --         --           --          --    32,737,160           --          --
   Index 400 Mid-Cap Portfolio, 30,170,304
      shares at net asset value of $2.16
      per share (cost $46,792,205)                    --         --           --          --            --   65,091,676          --
   Real Estate Securities Portfolio,
      17,719,936 shares at net asset value
      of $2.47 per share (cost $36,517,467)           --         --           --          --            --           --  43,753,941
                                            ------------ ----------  -----------  ----------    ----------   ----------  ----------
                                             113,053,023 31,493,253  199,966,724  44,821,569    32,737,160   65,091,676  43,753,941
Receivable from Minnesota Life for
   Policy purchase payments                           --      1,154        7,372          --            --           --          --
Receivable for investments sold                   52,021         --           --       3,825         2,472       37,631      24,138
                                            ------------ ----------  -----------  ----------    ----------   ----------  ----------
         Total assets                        113,105,044 31,494,407  199,974,096  44,825,394    32,739,632   65,129,307  43,778,079
                                            ------------ ----------  -----------  ----------    ----------   ----------  ----------
LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments and
   mortality and expense charges                  52,021         --           --       3,825         2,472       37,631      24,138
Payable for investments purchased                     --      1,154        7,372          --            --           --          --
                                            ------------ ----------  -----------  ----------    ----------   ----------  ----------
         Total liabilities                        52,021      1,154        7,372       3,825         2,472       37,631      24,138
                                            ------------ ----------  -----------  ----------    ----------   ----------  ----------
         Net assets applicable to policy
            owners                          $113,053,023 31,493,253  199,966,724  44,821,569    32,737,160   65,091,676  43,753,941
                                            ============ ==========  ===========  ==========    ==========   ==========  ==========
POLICY OWNERS' EQUITY
         Total Policy Owners' equity        $113,053,023 31,493,253  199,966,724  44,821,569    32,737,160   65,091,676  43,753,941
                                            ============ ==========  ===========  ==========    ==========   ==========  ==========

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2010

                                                                                 SEGREGATED SUB-ACCOUNTS
                                            ---------------------------------------------------------------------------------------
                                                                                                  ALLIANCE     AMERICAN   AMERICAN
                                            INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.   BERNSTEIN     CENTURY   CENTURY
                                               BASIC        CAPITAL       CORE       SMALL CAP  INTERNATIONAL   INCOME   INFLATION
                                              BALANCED   APPRECIATION    EQUITY       EQUITY        VALUE     AND GROWTH PROTECTION
                                            ------------ ------------ ------------ ------------ ------------- ---------- -----------
ASSETS
Investments in shares of the Invesco
   Variable Insurance Funds:
   Basic Balanced Fund, 76,575 shares at
      net asset value of $9.17 per share
      (cost $724,965)                         $702,190            --          --           --           --            --         --
   Capital Appreciation Fund, 218,229
      shares at net asset value of $22.92
      per share (cost $5,122,089)                   --     5,001,812          --           --           --            --         --
   Core Equity Fund, 31,461 shares at net
      asset value of $26.82 per share
      (cost $787,970)                               --            --     843,795           --           --            --         --
   Small Cap Equity Fund, 32,407 shares at
      net asset value of $16.27 per share
      (cost $435,629)                               --            --          --      527,258           --            --         --
Investments in shares of the Alliance
   Bernstein Funds:
   International Value Fund, 11,466 shares
      at net asset value of $14.77 per
      share (cost $166,875)                         --            --          --           --      169,360            --         --
Investments in shares of the American
   Century Variable Portfolios, Inc.:
   Income & Growth Fund, 297,792 shares at
      net asset value of $6.05 per share
      (cost $1,633,149)                             --            --          --           --           --     1,801,645         --
   Inflation Protection Fund, 102,368
      shares at net asset value of $11.09
      per share (cost $1,137,401)                   --            --          --           --           --            --  1,135,263
                                              --------     ---------     -------      -------      -------     ---------  ---------
                                               702,190     5,001,812     843,795      527,258      169,360     1,801,645  1,135,263
Receivable from Minnesota Life for Policy
   purchase payments                                84         1,529          --        7,867           --            --      2,533
Receivable for investments sold                     --            --          28           --            2         1,130         --
                                              --------     ---------     -------      -------      -------     ---------  ---------
         Total assets                          702,274     5,003,341     843,823      535,125      169,362     1,802,775  1,137,796
                                              --------     ---------     -------      -------      -------     ---------  ---------
LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments and
   mortality and expense charges                    --            --          28           --            2         1,130         --
Payable for investments purchased                   84         1,529          --        7,867           --            --      2,533
                                              --------     ---------     -------      -------      -------     ---------  ---------
         Total liabilities                          84         1,529          28        7,867            2         1,130      2,533
                                              --------     ---------     -------      -------      -------     ---------  ---------
         Net assets applicable to policy
            owners                            $702,190     5,001,812     843,795      527,258      169,360     1,801,645  1,135,263
                                              ========     =========     =======      =======      =======     =========  =========
POLICY OWNERS' EQUITY
         Total Policy Owners' equity          $702,190     5,001,812     843,795      527,258      169,360     1,801,645  1,135,263
                                              ========     =========     =======      =======      =======     =========  =========


See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2010

                                                                          SEGREGATED SUB-ACCOUNTS
                                            ---------------------------------------------------------------------------------------
                                                                    CREDIT SUISSE
                                              AMERICAN   AMERICAN       TRUST      FIDELITY VIP  FIDELITY    FIDELITY     FIDELITY
                                              CENTURY     CENTURY   INTERNATIONAL      HIGH        VIP           VIP        VIP
                                               ULTRA       VALUE   EQUITY FLEX III    INCOME    CONTRAFUND EQUITY-INCOME  MID-CAP
                                            ----------- ---------- --------------- ------------ ---------- ------------- ----------
ASSETS
Investments in shares of the American
   Century Variable Portfolios, Inc.:
   Ultra Fund, 3,199,088 shares at net
      asset value of $9.28 per share
      (cost $28,901,401)                    $29,687,533         --           --            --           --           --          --
   Value Fund, 3,931,016 shares at net
      asset value of $5.86 per share
      (cost $24,606,746)                             -- 23,035,756           --            --           --           --          --
Investments in shares of Credit Suisse
   Trust:
   International Equity Flex III, 452,586
      shares at net asset value of $6.57
      per share (cost $3,186,589)                    --         --    2,973,493            --           --           --          --
Investments in shares of Fidelity Variable
   Insurance Products Fund:
   High Income Portfolio, 117,401 shares at
      net asset value of $5.45 per share
      (cost $646,696)                                --         --           --       639,838           --           --          --
   Contrafund Portfolio, 2,999,531 shares
      at net asset value of $23.49 per
      share (cost $75,622,029)                       --         --           --            --   70,458,994           --          --
   Equity Income Portfolio, 3,806,013
      shares at net asset value of $18.75
      per share (cost $81,981,850)                   --         --           --            --           --   71,362,749          --
   Mid-Cap Portfolio, 1,786,857 shares at
      net asset value of $32.13 per share
      (cost $53,003,591)                             --         --           --            --           --           --  57,411,722
                                            ----------- ----------    ---------       -------   ----------   ----------  ----------
                                             29,687,533 23,035,756    2,973,493       639,838   70,458,994   71,362,749  57,411,722
Receivable from Minnesota Life for Policy
   purchase payments                                 --         --          140           272           --           --          --
Receivable for investments sold                  56,234     18,272           --            --       23,272       76,306       4,701
                                            ----------- ----------    ---------       -------   ----------   ----------  ----------
         Total assets                        29,743,767 23,054,028    2,973,633       640,110   70,482,266   71,439,055  57,416,423
                                            ----------- ----------    ---------       -------   ----------   ----------  ----------
LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments and
   mortality and expense charges                 56,234     18,272           --            --       23,272       76,306       4,701
Payable for investments purchased                    --         --          140           272           --           --          --
                                            ----------- ----------    ---------       -------   ----------   ----------  ----------
         Total liabilities                       56,234     18,272          140           272       23,272       76,306       4,701
                                            ----------- ----------    ---------       -------   ----------   ----------  ----------
         Net assets applicable to policy
            owners                          $29,687,533 23,035,756    2,973,493       639,838   70,458,994   71,362,749  57,411,722
                                            =========== ==========    =========       =======   ==========   ==========  ==========
POLICY OWNERS' EQUITY
         Total Policy Owners' equity        $29,687,533 23,035,756    2,973,493       639,838   70,458,994   71,362,749  57,411,722
                                            =========== ==========    =========       =======   ==========   ==========  ==========

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2010

                                                                          SEGREGATED SUB-ACCOUNTS
                                             -----------------------------------------------------------------------------------
                                                                      FRANKLIN                 TEMPLETON               GOLDMAN
                                              FRANKLIN                LARGE CAP   FRANKLIN    DEVELOPING   TEMPLETON  SACHS VIT
                                             SMALL CAP   FRANKLIN      GROWTH   MUTUAL SHARES   MARKETS  GLOBAL ASSET GOVERNMENT
                                               VALUE   SMALL MID CAP SECURITIES  SECURITIES   SECURITIES  ALLOCATION    INCOME
                                             --------- ------------- ---------- ------------- ---------- ------------ ----------
ASSETS
Investments in shares of Franklin Templeton
   Variable Insurance Products Trust:
   Small Cap Value Fund, 27,891 shares at
      net asset value of $16.25 per share
      (cost $371,109)                         $453,231           --          --           --          --       --            --
   Small Mid Cap Fund, 1,031,448 shares at
      net asset value of $21.53 per share
      (cost $19,670,057)                            --   22,207,074          --           --          --       --            --
   Large Cap Growth Securities Fund,
      210,298 shares at net asset value
      of $14.86 per share (cost $2,934,840)         --           --   3,125,035           --          --       --            --
   Mutual Shares Securities Fund, 845,564
      shares at net asset value of $15.95
      per share (cost $15,001,855)                  --           --          --   13,486,745          --       --            --
   Developing Mkts Securities Fund,
      4,386,313 shares at net asset value
      of $11.30 per share (cost $46,060,837)        --           --          --           --  49,565,340       --            --
   Global Asset Allocation Fund, shares at
      net asset value of $0.00 per share
      (cost $0)                                     --           --          --           --          --       --            --
Investments in shares of the Goldman Sachs
   VIT Fund:
   Government Income Fund, 53,799 shares at
      net asset value of $10.56 per share
      (cost $578,609)                               --           --          --           --          --       --       568,119
                                              --------   ----------   ---------   ----------  ----------      ---       -------
                                               453,231   22,207,074   3,125,035   13,486,745  49,565,340       --       568,119
Receivable from Minnesota Life for Policy
   purchase payments                             6,179           --          --           --          --       --         1,725
Receivable for investments sold                     --        7,942         158          647      71,312       --            --
                                              --------   ----------   ---------   ----------  ----------      ---       -------
         Total assets                          459,410   22,215,016   3,125,193   13,487,392  49,636,652       --       569,844
                                              --------   ----------   ---------   ----------  ----------      ---       -------
LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments and
   mortality and expense charges                    --        7,942         158          647      71,312       --            --
Payable for investments purchased                6,179           --          --           --          --       --         1,725
                                              --------   ----------   ---------   ----------  ----------      ---       -------
         Total liabilities                       6,179        7,942         158          647      71,312       --         1,725
                                              --------   ----------   ---------   ----------  ----------      ---       -------
         Net assets applicable to policy
            owners                            $453,231   22,207,074   3,125,035   13,486,745  49,565,340       --       568,119
                                              ========   ==========   =========   ==========  ==========      ===       =======
POLICY OWNERS' EQUITY
         Total Policy Owners' equity          $453,231   22,207,074   3,125,035   13,486,745  49,565,340       --       568,119
                                              ========   ==========   =========   ==========  ==========      ===       =======

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2010

                                                                             SEGREGATED SUB-ACCOUNTS
                                             ---------------------------------------------------------------------------------
                                                                                                       INVESCO
                                              IBBOTSON                                    IBBOTSON   VAN KAMPEN     INVESCO
                                             AGGRESSIVE  IBBOTSON   IBBOTSON   IBBOTSON    INCOME   V.I. CAPITAL   VAN KAMPEN
                                               GROWTH    BALANCED CONSERVATIVE  GROWTH   AND GROWTH    GROWTH    V.I. COMSTOCK
                                             ---------- --------- ------------ --------- ---------- ------------ -------------
ASSETS
Investments in shares of the Ibbotson Funds:
   Aggressive Growth Fund, 197,188 shares at
      net asset value of $9.26 per share
      (cost $1,719,474)                      $1,825,964        --        --           --        --         --            --
   Balanced Fund, 113,027 shares at net
      asset value of $10.17 per share
      (cost $1,115,824)                              -- 1,149,484        --           --        --         --            --
   Conservative Fund, 7,704 shares at net
      asset value of $11.07 per share
      (cost $83,995)                                 --        --    85,280           --        --         --            --
   Growth Fund, 448,434 shares at net asset
      value of $9.65 per share
      (cost $3,806,037)                              --        --        --    4,327,389        --         --            --
   Income and Growth Fund, 67,528 shares at
      net asset value of $10.64 per share
      (cost $697,417)                                --        --        --           --   718,494         --            --
Investments in shares of the Invesco Van
   Kampen Funds:
   Capital Growth Fund, 236 shares at net
      asset value of $33.49 per share
      (cost $6,884)                                  --        --        --           --        --      7,907            --
   Comstock Fund, 55,795 shares at net asset
      value of $11.67 per share
      (cost $575,824)                                --        --        --           --        --         --       651,131
                                             ---------- ---------    ------    ---------   -------      -----       -------
                                              1,825,964 1,149,484    85,280    4,327,389   718,494      7,907       651,131
Receivable from Minnesota Life for Policy
   purchase payments                                 --       134        --           --         2         --         7,585
Receivable for investments sold                     207        --         1           88        --         --            --
                                             ---------- ---------    ------    ---------   -------      -----       -------
         Total assets                         1,826,171 1,149,618    85,281    4,327,477   718,496      7,907       658,716
                                             ---------- ---------    ------    ---------   -------      -----       -------
LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments and
   mortality and expense charges                    207        --         1           88        --         --            --
Payable for investments purchased                    --       134        --           --         2         --         7,585
                                             ---------- ---------    ------    ---------   -------      -----       -------
         Total liabilities                          207       134         1           88         2         --         7,585
                                             ---------- ---------    ------    ---------   -------      -----       -------
         Net assets applicable to policy
            owners                           $1,825,964 1,149,484    85,280    4,327,389   718,494      7,907       651,131
                                             ========== =========    ======    =========   =======      =====       =======
POLICY OWNERS' EQUITY
         Total Policy Owners' equity         $1,825,964 1,149,484    85,280    4,327,389   718,494      7,907       651,131
                                             ========== =========    ======    =========   =======      =====       =======

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2010

                                                                              SEGREGATED SUB-ACCOUNTS
                                             ------------------------------------------------------------------------------------
                                                                                                            IVY FUNDS
                                               INVESCO      INVESCO                                            VIP
                                              VAN KAMPEN  VAN KAMPEN  IVY FUNDS VIP  IVY FUNDS   IVY FUNDS   GLOBAL    IVY FUNDS
                                             V.I. GROWTH V.I. MID CAP     ASSET        VIP          VIP      NATURAL      VIP
                                              AND INCOME     VALUE      STRATEGY     BALANCED   CORE EQUITY RESOURCES   GROWTH
                                             ----------- ------------ ------------- ----------- ----------- --------- -----------
ASSETS
Investments in shares of the Invesco Van
   Kampen Funds:
   Growth and Income Fund, 1,894 shares at
      net asset value of $18.37 per share
      (cost $31,465)                           $34,785          --              --           --         --         --          --
   Mid Cap Value Fund, 1,669 shares at net
      asset value of $12.72 per share
      (cost $19,861)                                --      21,227              --           --         --         --          --
Investments in shares of the Ivy Funds VIP
   Target Funds, Inc.:
   Asset Strategy Portfolio, 7,050,626
      shares at net asset value of $9.91 per
      share (cost $68,629,819)                      --          --      69,882,988           --         --         --          --
   Balanced Portfolio, 13,366,691 shares at
      net asset value of $9.59 per share
      (cost $105,747,388)                           --          --              --  128,158,498         --         --          --
   Core Equity Portfolio, 756,789 shares at
      net asset value of $11.91 per share
      (cost $8,475,439)                             --          --              --           --  9,013,733         --          --
   Global Natural Resources Portfolio,
      249,457 shares at net asset value of
      $6.73 per share (cost $1,358,545)             --          --              --           --         --  1,678,524          --
   Growth Portfolio, 16,241,286 shares at
      net asset value of $10.38 per share
      (cost $148,536,938)                           --          --              --           --         --         -- 168,545,572
                                               -------      ------      ----------  -----------  ---------  --------- -----------
                                                34,785      21,227      69,882,988  128,158,498  9,013,733  1,678,524 168,545,572
Receivable from Minnesota Life for Policy
   purchase payments                                --          --              --           --         --      4,753          --
Receivable for investments sold                     --           1           9,109       97,283      5,765         --      56,609
                                               -------      ------      ----------  -----------  ---------  --------- -----------
         Total assets                           34,785      21,228      69,892,097  128,255,781  9,019,498  1,683,277 168,602,181
                                               -------      ------      ----------  -----------  ---------  --------- -----------
LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments and
   mortality and expense charges                    --           1           9,109       97,283      5,765         --      56,609
Payable for investments purchased                   --          --              --           --         --      4,753          --
                                               -------      ------      ----------  -----------  ---------  --------- -----------
         Total liabilities                          --           1           9,109       97,283      5,765      4,753      56,609
                                               -------      ------      ----------  -----------  ---------  --------- -----------
         Net assets applicable to policy
            owners                             $34,785      21,227      69,882,988  128,158,498  9,013,733  1,678,524 168,545,572
                                               =======      ======      ==========  ===========  =========  ========= ===========
POLICY OWNERS' EQUITY
         Total Policy Owners' equity           $34,785      21,227      69,882,988  128,158,498  9,013,733  1,678,524 168,545,572
                                               =======      ======      ==========  ===========  =========  ========= ===========

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2010

                                                                          SEGREGATED SUB-ACCOUNTS
                                            ---------------------------------------------------------------------------------
                                              IVY FUNDS     IVY FUNDS    IVY FUNDS IVY FUNDS IVY FUNDS  IVY FUNDS   IVY FUNDS
                                                 VIP           VIP          VIP       VIP       VIP        VIP        VIP
                                            INTERNATIONAL INTERNATIONAL  MICRO-CAP  MID CAP   SCIENCE & SMALL CAP  SMALL CAP
                                                GROWTH        VALUE       GROWTH    GROWTH   TECHNOLOGY  GROWTH      VALUE
                                            ------------- ------------- ---------- --------- ---------- ---------- ----------
ASSETS
Investments in shares of the Ivy Funds VIP
   Target Funds, Inc.:
   International Growth Portfolio, 764,716
      shares at net asset value of $8.51
      per share (cost $6,485,923)             $6,506,969            --          --       --          --         --         --
   International Value Portfolio,
      10,161,261 shares at net asset value
      of $17.29 per share
      (cost $169,846,783)                             --   175,640,446          --       --          --         --         --
   Micro-Cap Growth Portfolio, 850,612
      shares at net asset value of $22.11
      per share (cost $12,913,997)                    --            --  18,810,862       --          --         --         --
   Mid Cap Growth Portfolio, 7,673 shares
      at net asset value of $8.69 per share
      (cost $62,564)                                  --            --          --   66,680          --         --         --
   Science & Technology Portfolio, 402,305
      shares at net asset value of $16.73
      per share (cost $5,598,194)                     --            --          --       --   6,730,318         --         --
   Small Cap Growth Portfolio, 8,859,346
      shares at net asset value of $10.53
      per share (cost $82,716,271)                    --            --          --       --          -- 93,290,683         --
   Small Cap Value Portfolio, 3,674,979
      shares at net asset value of $16.78
      per share (cost $52,648,803)                    --            --          --       --          --         -- 61,672,389
                                              ----------   -----------  ----------   ------   --------- ---------- ----------
                                               6,506,969   175,640,446  18,810,862   66,680   6,730,318 93,290,683 61,672,389
Receivable from Minnesota Life for Policy
   purchase payments                              12,093            --          --       --          --         --         --
Receivable for investments sold                       --        97,645       5,736        4         128     42,717     48,678
                                              ----------   -----------  ----------   ------   --------- ---------- ----------
         Total assets                          6,519,062   175,738,091  18,816,598   66,684   6,730,446 93,333,400 61,721,067
                                              ----------   -----------  ----------   ------   --------- ---------- ----------
LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments and
   mortality and expense charges                      --        97,645       5,736        4         128     42,717     48,678
Payable for investments purchased                 12,093            --          --       --          --         --         --
                                              ----------   -----------  ----------   ------   --------- ---------- ----------
         Total liabilities                        12,093        97,645       5,736        4         128     42,717     48,678
                                              ----------   -----------  ----------   ------   --------- ---------- ----------
         Net assets applicable to policy
            owners                            $6,506,969   175,640,446  18,810,862   66,680   6,730,318 93,290,683 61,672,389
                                              ==========   ===========  ==========   ======   ========= ========== ==========
POLICY OWNERS' EQUITY
         Total Policy Owners' equity          $6,506,969   175,640,446  18,810,862   66,680   6,730,318 93,290,683 61,672,389
                                              ==========   ===========  ==========   ======   ========= ========== ==========

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2010

                                                                         SEGREGATED SUB-ACCOUNTS
                                            ---------------------------------------------------------------------------------
                                                            JANUS     JANUS                JANUS ASPEN      MFS        MFS
                                            IVY FUNDS VIP   ASPEN     ASPEN    JANUS ASPEN   MID CAP     INVESTORS   MID CAP
                                                VALUE     BALANCED    FORTY     OVERSEAS      VALUE    GROWTH STOCK   GROWTH
                                            ------------- --------- ---------- ----------- ----------- ------------ ---------
ASSETS
Investments in shares of the Ivy Funds VIP
   Target Funds, Inc.:
   Value Portfolio, 9,641,323 shares at net
      asset value of $6.05 per share
      (cost $54,527,465)                     $58,352,182         --         --          --        --            --         --
Investments in shares of Janus Aspen
   Series - Service Shares:
   Balanced Portfolio, 179,272 shares at
      net asset value of $29.42 per share
      (cost $4,720,861)                               --  5,274,184         --          --        --            --         --
   Aspen Forty Portfolio, 1,238,416 shares
      at net asset value of $35.24 per
      share (cost $36,145,661)                        --         -- 43,641,765          --        --            --         --
   Aspen Overseas Portfolio, 1,837,110
      shares at net asset value of $56.04
      per share (cost $81,230,928)                    --         --         -- 102,951,653        --            --         --
   Aspen Mid Cap Value Portfolio, 31,662
      shares at net asset value of $15.74
      per share (cost $441,468)                       --         --         --          --   498,366            --         --
Investments in shares of the MFS Variable
   Insurance Trust:
   Investors Growth Stock Series, 772,716
      shares at net asset value of $10.76
      per share (cost $6,741,243)                     --         --         --          --        --     8,314,420         --
   Mid Cap Growth Series, 183,654 shares at
      net asset value of $5.84 per share
      (cost $780,865)                                 --         --         --          --        --            --  1,072,539
                                             -----------  --------- ---------- -----------   -------     ---------  ---------
                                              58,352,182  5,274,184 43,641,765 102,951,653   498,366     8,314,420  1,072,539
Receivable from Minnesota Life for Policy
   purchase payments                                  --      3,465         --          --     6,342        12,936         --
Receivable for investments sold                   16,533         --     28,063      63,731        --            --        307
                                             -----------  --------- ---------- -----------   -------     ---------  ---------
         Total assets                         58,368,715  5,277,649 43,669,828 103,015,384   504,708     8,327,356  1,072,846
                                             -----------  --------- ---------- -----------   -------     ---------  ---------
LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments and
   mortality and expense charges                  16,533         --     28,063      63,731        --            --        307
Payable for investments purchased                     --      3,465         --          --     6,342        12,936         --
                                             -----------  --------- ---------- -----------   -------     ---------  ---------
         Total liabilities                        16,533      3,465     28,063      63,731     6,342        12,936        307
                                             -----------  --------- ---------- -----------   -------     ---------  ---------
         Net assets applicable to policy
            owners                           $58,352,182  5,274,184 43,641,765 102,951,653   498,366     8,314,420  1,072,539
                                             ===========  ========= ========== ===========   =======     =========  =========
POLICY OWNERS' EQUITY
         Total Policy Owners' equity         $58,352,182  5,274,184 43,641,765 102,951,653   498,366     8,314,420  1,072,539
                                             ===========  ========= ========== ===========   =======     =========  =========

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2010

                                                                        SEGREGATED SUB-ACCOUNTS
                                            ------------------------------------------------------------------------------------
                                                                   NEUBERGER
                                                MFS                    AMT     OPPENHEIMER             OPPENHEIMER  OPPENHEIMER
                                                NEW         MFS     SOCIALLY     CAPITAL   OPPENHEIMER MAIN STREET INTERNATIONAL
                                             DISCOVERY     VALUE   RESPONSIVE APPRECIATION HIGH INCOME  SMALL CAP      GROWTH
                                            ----------- ---------- ---------- ------------ ----------- ----------- -------------
ASSETS
Investments in shares of the MFS Variable
   Insurance Trust:
   New Discovery Series, 661,973 shares at
      net asset value of $17.74 per share
      (cost $8,438,578)                     $11,743,394         --       --            --          --         --             --
   Value Fund, 3,145,301 shares at net
      asset value of $12.83 per share
      (cost $37,668,442)                             -- 40,354,213       --            --          --         --             --
Investments in shares of the Neuberger
   Funds:
   AMT Socially Responsive Fund, 1,183
      shares at net asset value of $14.90
      per share (cost $15,191)                       --         --   17,620            --          --         --             --
Investments in shares of the Oppenheimer
   Variable Account Funds:
   Capital Appreciation Fund, 99,766 shares
      at net asset value of $39.99 per
      share (cost $3,730,132)                        --         --       --     3,989,657          --         --             --
   High Income Fund, 4,614,993 shares at
      net asset value of $2.14 per share
      (cost $9,772,110)                              --         --       --            --   9,876,085         --             --
   Main Street Small Cap Fund, 4,335 shares
      at net asset value of $17.50 per
      share (cost $70,324)                           --         --       --            --          --     75,866             --
Investments in shares of the Oppenheimer
   Funds, Inc.:
   International Growth, 6,508,383 shares
      at net asset value of $1.94 per share
      (cost $12,058,613)                             --         --       --            --          --         --     12,626,264
                                            ----------- ----------   ------     ---------   ---------     ------     ----------
                                             11,743,394 40,354,213   17,620     3,989,657   9,876,085     75,866     12,626,264
Receivable from Minnesota Life for Policy
   purchase payments                                 --     14,384       --            --       5,011         --             --
Receivable for investments sold                   1,828         --       --         2,658          --          1          6,206
                                            ----------- ----------   ------     ---------   ---------     ------     ----------
         Total assets                        11,745,222 40,368,597   17,620     3,992,315   9,881,096     75,867     12,632,470
                                            ----------- ----------   ------     ---------   ---------     ------     ----------
LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments and
   mortality and expense charges                  1,828         --       --         2,658          --          1          6,206
Payable for investments purchased                    --     14,384       --            --       5,011         --             --
                                            ----------- ----------   ------     ---------   ---------     ------     ----------
         Total liabilities                        1,828     14,384       --         2,658       5,011          1          6,206
                                            ----------- ----------   ------     ---------   ---------     ------     ----------
         Net assets applicable to policy
            owners                          $11,743,394 40,354,213   17,620     3,989,657   9,876,085     75,866     12,626,264
                                            =========== ==========   ======     =========   =========     ======     ==========
POLICY OWNERS' EQUITY
         Total Policy Owners' equity        $11,743,394 40,354,213   17,620     3,989,657   9,876,085     75,866     12,626,264
                                            =========== ==========   ======     =========   =========     ======     ==========

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2010

                                                                         SEGREGATED SUB-ACCOUNTS
                                            ------------------------------------------------------------------------------
                                            PIMCO FUNDS PIMCO FUNDS  PUTNAM VT   PUTNAM VT   PUTNAM VT PUTNAM VT
                                              VIT LOW    VIT TOTAL  GROWTH AND INTERNATIONAL MULTI-CAP  EQUITY   PUTNAM VT
                                              DURATION    RETURN      INCOME      EQUITY      GROWTH    INCOME    VOYAGER
                                            ----------- ----------- ---------- ------------- --------- --------- ---------
ASSETS
Investments in shares of the Pimco Funds:
   VIT Low Duration Fund, 130,285 shares at
      net asset value of $10.44 per share
      (cost $1,360,592)                      $1,360,177         --         --           --         --         --        --
   VIT Total Return Fund, 437,265 shares at
      net asset value of $11.08 per share
      (cost $4,963,425)                              --  4,844,897         --           --         --         --        --
Investments in shares of the Putnam
   Variable Trust:
   Growth and Income Fund, 34,757 shares at
      net asset value of $16.23 per share
      (cost $447,374)                                --         --    564,100           --         --         --        --
   International Equity Fund, 529,166
      shares at net asset value of $11.78
      per share (cost $6,655,678)                    --         --         --    6,233,581         --         --        --
   Multi-Cap Growth Fund, 12,638 shares at
      net asset value of $20.35 per share
      (cost $199,776)                                --         --         --           --    257,184         --        --
   Equity Income Fund, 182,163 shares at
      net asset value of $13.44 per share
      (cost $2,554,101)                              --         --         --           --         --  2,448,267        --
   Voyager Fund, 55,359 shares at net asset
      value of $38.66 per share
      (cost $1,800,395)                              --         --         --           --         --         -- 2,140,175
                                             ----------  ---------    -------    ---------    -------  --------- ---------
                                              1,360,177  4,844,897    564,100    6,233,581    257,184  2,448,267 2,140,175
Receivable from Minnesota Life for Policy
   purchase payments                              3,778     24,872         --           --         --         62     2,911
Receivable for investments sold                      --         --        110          159         40         --        --
                                             ----------  ---------    -------    ---------    -------  --------- ---------
         Total assets                         1,363,955  4,869,769    564,210    6,233,740    257,224  2,448,329 2,143,086
                                             ----------  ---------    -------    ---------    -------  --------- ---------
LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments and
   mortality and expense charges                     --         --        110          159         40         --        --
Payable for investments purchased                 3,778     24,872         --           --         --         62     2,911
                                             ----------  ---------    -------    ---------    -------  --------- ---------
         Total liabilities                        3,778     24,872        110          159         40         62     2,911
                                             ----------  ---------    -------    ---------    -------  --------- ---------
         Net assets applicable to policy
            owners                           $1,360,177  4,844,897    564,100    6,233,581    257,184  2,448,267 2,140,175
                                             ==========  =========    =======    =========    =======  ========= =========
POLICY OWNERS' EQUITY
         Total Policy Owners' equity         $1,360,177  4,844,897    564,100    6,233,581    257,184  2,448,267 2,140,175
                                             ==========  =========    =======    =========    =======  ========= =========

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2010

                                               SEGREGATED SUB-ACCOUNTS
                                            ----------------------------
                                            MORGAN STANLEY
                                             UIF EMERGING
                                               MARKETS
                                                EQUITY        TOTAL
                                            -------------- -------------
ASSETS
Investments in shares of the Morgan Stanley
   Funds, Inc.:
   UIF Emerging Markets Equity Portfolio,
      22,796 shares at net asset value of
      $15.34 per share (cost $318,157)         $349,684
                                               --------    -------------
                                                349,684    1,951,879,894
Receivable from Minnesota Life for Policy
   purchase payments                              2,736          129,919
Receivable for investments sold                      --          863,698
                                               --------    -------------
         Total assets                           352,420    1,952,873,511
                                               --------    -------------
LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments and
   mortality and expense charges                     --          863,698
Payable for investments purchased                 2,736          129,919
                                               --------    -------------
         Total liabilities                        2,736          993,617
                                               --------    -------------
         Net assets applicable to policy
            owners                             $349,684    1,951,879,894
                                               ========    =============
POLICY OWNERS' EQUITY
         Total Policy Owners' equity           $349,684    1,951,879,894
                                               ========    =============

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2010

                                                                          SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------------------
                                                                                  ADVANTUS    ADVANTUS      ADVANTUS    ADVANTUS
                                            ADVANTUS     ADVANTUS     ADVANTUS     MORTGAGE  INTERNATIONAL   INDEX 400 REAL ESTATE
                                              BOND        MONEY       INDEX 500  SECURITIES     BOND         MID-CAP   SECURITIES
                                             CLASS 2      MARKET       CLASS 2      CLASS 2     CLASS 2       CLASS 2    CLASS 2
                                          ------------ ------------ ------------ ----------- ------------- ----------- -----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund              $        --       13,655           --          --           --           --          --
   Mortality and expense charges (note 3)    (573,980)    (183,145)    (945,662)   (234,363)    (163,294)    (293,146)   (203,226)
                                          -----------  -----------  -----------  ----------   ----------   ----------  ----------
      Investment income (loss) - net         (573,980)    (169,490)    (945,662)   (234,363)    (163,294)    (293,146)   (203,226)
                                          -----------  -----------  -----------  ----------   ----------   ----------  ----------
Realized and unrealized gains (losses) on
   investments - net:
   Realized gain distributions from
      underlying mutual fund                       --           --           --          --           --           --          --
                                          -----------  -----------  -----------  ----------   ----------   ----------  ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                  12,582,603   20,941,508   30,179,725   6,548,283    4,880,182    7,272,325   6,130,235
      Cost of investments sold             (9,242,637) (20,941,508) (25,485,681) (5,227,640)  (2,842,217)  (4,362,788) (3,347,679)
                                          -----------  -----------  -----------  ----------   ----------   ----------  ----------
                                            3,339,966           --    4,694,044   1,320,643    2,037,965    2,909,537   2,782,556
                                          -----------  -----------  -----------  ----------   ----------   ----------  ----------
      Net realized gains (losses) on
         investments                        3,339,966           --    4,694,044   1,320,643    2,037,965    2,909,537   2,782,556
                                          -----------  -----------  -----------  ----------   ----------   ----------  ----------
   Net change in unrealized appreciation
      or depreciation of investments        6,939,546           --   21,438,178   1,779,863    2,135,440   10,939,227   7,586,620
                                          -----------  -----------  -----------  ----------   ----------   ----------  ----------
      Net gains (losses) on investments    10,279,512           --   26,132,222   3,100,506    4,173,405   13,848,764  10,369,176
                                          -----------  -----------  -----------  ----------   ----------   ----------  ----------
      Net increase (decrease) in net
         assets resulting from operations $ 9,705,532     (169,490)  25,186,560   2,866,143    4,010,111   13,555,618  10,165,950
                                          ===========  ===========  ===========  ==========   ==========   ==========  ==========

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                             STATEMENT OF OPERATIONS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                                                          SEGREGATED SUB-ACCOUNTS
                                      ----------------------------------------------------------------------------------------------
                                                                                                 ALLIANCE     AMERICAN     AMERICAN
                                      INVESCO V.I.  INVESCO V.I.  INVESCO V.I.  INVESCO V.I.    BERNSTEIN      CENTURY     CENTURY
                                          BASIC        CAPTIAL        CORE        SMALL CAP   INTERNATIONAL    INCOME     INFLATION
                                        BALANCED    APPRECIATION     EQUITY        EQUITY*        VALUE*     AND GROWTH  PROTECTION*
                                      ------------  ------------  ------------  ------------  -------------  ----------  -----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $  11,995        24,647         6,365           --         1,951         20,873       5,419
   Mortality and expense charges
      (note 3)                            (3,433)      (23,464)       (3,652)        (908)          (94)        (8,192)     (2,095)
                                       ---------      --------      --------      -------         -----       --------    --------
      Investment income (loss) - net       8,562         1,183         2,713         (908)        1,857         12,681       3,324
                                       ---------      --------      --------      -------         -----       --------    --------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                  --            --            --           --            --             --          --
                                       ---------      --------      --------      -------         -----       --------    --------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                131,712       742,156       140,658       40,537           836        307,490     254,087
      Cost of investments sold          (168,183)     (875,755)     (159,144)     (37,078)         (822)      (450,345)   (251,102)
                                       ---------      --------      --------      -------         -----       --------    --------
                                         (36,471)     (133,599)      (18,486)       3,459            14       (142,855)      2,985
                                       ---------      --------      --------      -------         -----       --------    --------
      Net realized gains (losses)
         on investments                  (36,471)     (133,599)      (18,486)       3,459            14       (142,855)      2,985
                                       ---------      --------      --------      -------         -----       --------    --------
   Net change in unrealized
      appreciation or depreciation
      of investments                      76,165       790,413        71,342       91,629         2,485        344,889      (2,138)
                                       ---------      --------      --------      -------         -----       --------    --------
      Net gains (losses) on
         investments                      39,694       656,814        52,856       95,088         2,499        202,034         847
                                       ---------      --------      --------      -------         -----       --------    --------
      Net increase (decrease) in net
         assets resulting from
         operations                    $  48,256       657,997        55,569       94,180         4,356        214,715       4,171
                                       =========      ========      ========      =======         =====       ========    ========

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                             STATEMENT OF OPERATIONS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                                                        SEGREGATED SUB-ACCOUNTS
                                      ------------------------------------------------------------------------------------------
                                                                CREDIT SUISSE   FIDELITY
                                        AMERICAN    AMERICAN        TRUST          VIP      FIDELITY                   FIDELITY
                                        CENTURY      CENTURY    INTERNATIONAL     HIGH        VIP       FIDELITY VIP      VIP
                                         ULTRA        VALUE    EQUITY FLEX III   INCOME*   CONTRAFUND  EQUITY-INCOME    MID-CAP
                                      -----------  ----------  ---------------  --------  -----------  -------------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund     $    98,605     436,566        2,651       40,486       658,132     1,076,935      151,591
   Mortality and expense charges
      (note 3)                           (136,512)   (104,465)     (13,173)      (1,020)     (319,734)     (336,262)    (262,502)
                                      -----------  ----------     --------      -------   -----------   -----------   ----------
      Investment income (loss) - net      (37,907)    332,101      (10,522)      39,466       338,398       740,673     (110,911)
                                      -----------  ----------     --------      -------   -----------   -----------   ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                   --          --           --           --        29,856            --       82,690
                                      -----------  ----------     --------      -------   -----------   -----------   ----------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales               3,982,631   2,436,237      424,827       18,524    17,412,518     8,405,801    7,705,813
      Cost of investments sold         (4,659,643) (3,458,882)    (623,819)     (17,926)  (26,168,840)  (10,353,276)  (9,029,601)
                                      -----------  ----------     --------      -------   -----------   -----------   ----------
                                         (677,012) (1,022,645)    (198,992)         598    (8,756,322)   (1,947,475)  (1,323,788)
                                      -----------  ----------     --------      -------   -----------   -----------   ----------
      Net realized gains (losses)
         on investments                  (677,012) (1,022,645)    (198,992)         598    (8,726,466)   (1,947,475)  (1,241,098)
                                      -----------  ----------     --------      -------   -----------   -----------   ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                    4,787,306   3,256,524      516,699       (6,858)   18,682,879    10,418,904   14,432,465
                                      -----------  ----------     --------      -------   -----------   -----------   ----------
      Net gains (losses) on
         investments                    4,110,294   2,233,879      317,707       (6,260)    9,956,413     8,471,429   13,191,367
                                      -----------  ----------     --------      -------   -----------   -----------   ----------
      Net increase (decrease) in net
         assets resulting from
         operations                   $ 4,072,387   2,565,980      307,185       33,206    10,294,811     9,212,102   13,080,456
                                      ===========  ==========     ========      =======   ===========   ===========   ==========

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                             STATEMENT OF OPERATIONS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                                                       SEGREGATED SUB-ACCOUNTS
                                      -----------------------------------------------------------------------------------------
                                                                 FRANKLIN                   TEMPLETON                 GOLDMAN
                                       FRANKLIN                  LARGE CAP     FRANKLIN    DEVELOPING    TEMPLETON   SACHS VIT
                                      SMALL CAP     FRANKLIN      GROWTH    MUTUAL SHARES    MARKETS   GLOBAL ASSET  GOVERNMENT
                                        VALUE*   SMALL MID CAP  SECURITIES    SECURITIES   SECURITIES   ALLOCATION     INCOME*
                                      ---------  -------------  ----------  -------------  ----------  ------------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $    392           --        23,815      203,404       709,075      499,027       3,726
   Mortality and expense charges
      (note 3)                             (790)    (100,962)      (14,770)     (64,867)     (215,831)     (17,617)     (1,137)
                                       --------   ----------    ----------   ----------    ----------  -----------    --------
      Investment income (loss) - net       (398)    (100,962)        9,045      138,537       493,244      481,410       2,589
                                       --------   ----------    ----------   ----------    ----------  -----------    --------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                 --           --            --           --            --      794,068       3,981
                                       --------   ----------    ----------   ----------    ----------  -----------    --------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                36,922    3,712,585     1,162,757    1,976,166     6,275,713   12,233,674     191,474
      Cost of investments sold          (34,899)  (3,113,252)   (1,457,086)  (2,464,661)   (5,520,891) (16,048,865)   (190,343)
                                       --------   ----------    ----------   ----------    ----------  -----------    --------
                                          2,023      599,333      (294,329)    (488,495)      754,822   (3,815,191)      1,131
                                       --------   ----------    ----------   ----------    ----------  -----------    --------
      Net realized gains (losses) on
         investments                      2,023      599,333      (294,329)    (488,495)      754,822   (3,021,123)      5,112
                                       --------   ----------    ----------   ----------    ----------  -----------    --------
   Net change in unrealized
      appreciation or depreciation
      of investments                     82,122    4,451,053       588,787    1,690,533     6,042,102    2,900,020     (10,490)
                                       --------   ----------    ----------   ----------    ----------  -----------    --------
      Net gains (losses) on
         investments                     84,145    5,050,386       294,458    1,202,038     6,796,924     (121,103)     (5,378)
                                       --------   ----------    ----------   ----------    ----------  -----------    --------
      Net increase (decrease) in net
         assets resulting from
         operations                    $ 83,747    4,949,424       303,503    1,340,575     7,290,168      360,307      (2,789)
                                       ========   ==========    ==========   ==========    ==========  ===========    ========

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                             STATEMENT OF OPERATIONS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                                                       SEGREGATED SUB-ACCOUNTS
                                      -----------------------------------------------------------------------------------------
                                                                                                      INVESCO
                                       IBBOTSON                                         IBBOTSON    VAN KAMPEN       INVESCO
                                      AGGRESSIVE   IBBOTSON     IBBOTSON    IBBOTSON     INCOME    V.I. CAPITAL     VAN KAMPEN
                                        GROWTH*   BALANCED*  CONSERVATIVE*   GROWTH*  AND GROWTH*    GROWTH*     V.I. COMSTOCK*
                                      ----------  ---------  -------------  --------  -----------  ------------  --------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $  4,932      6,095          827       26,999     3,438            --             --
   Mortality and expense charges
      (note 3)                           (1,775)      (784)        (220)      (9,395)     (950)          (23)        (1,079)
                                       --------    -------      -------      -------    ------         -----        -------
      Investment income (loss) - net      3,157      5,311          607       17,604     2,488           (23)        (1,079)
                                       --------    -------      -------      -------    ------         -----        -------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                 --         --           55           --        --            --             --
                                       --------    -------      -------      -------    ------         -----        -------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                12,316     11,755       70,355       41,543     3,645         3,704         34,893
      Cost of investments sold          (11,705)   (11,128)     (68,608)     (38,943)   (3,544)       (3,826)       (32,464)
                                       --------    -------      -------      -------    ------         -----        -------
                                            611        627        1,747        2,600       101          (122)         2,429
                                       --------    -------      -------      -------    ------         -----        -------
      Net realized gains (losses)
         on investments                     611        627        1,802        2,600       101          (122)         2,429
                                       --------    -------      -------      -------    ------         -----        -------
   Net change in unrealized
      appreciation or depreciation
      of investments                    106,490     33,660        1,285      521,352    21,077         1,023         75,307
                                       --------    -------      -------      -------    ------         -----        -------
      Net gains (losses) on
         investments                    107,101     34,287        3,087      523,952    21,178           901         77,736
                                       --------    -------      -------      -------    ------         -----        -------
      Net increase (decrease) in net
         assets resulting from
         operations                    $110,258     39,598        3,694      541,556    23,666           878         76,657
                                       ========    =======      =======      =======    ======         =====        =======

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                             STATEMENT OF OPERATIONS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                                                       SEGREGATED SUB-ACCOUNTS
                                      -----------------------------------------------------------------------------------------
                                                                                                         IVY FUNDS
                                        INVESCO       INVESCO     IVY FUNDS                                 VIP
                                      VAN KAMPEN    VAN KAMPEN       VIP       IVY FUNDS    IVY FUNDS     GLOBAL     IVY FUNDS
                                      V.I. GROWTH  V.I. MID CAP     ASSET         VIP          VIP        NATURAL       VIP
                                      AND INCOME*     VALUE*       STRATEGY     BALANCED   CORE EQUITY  RESOURCES*     GROWTH
                                      -----------  ------------  -----------  -----------  -----------  ----------  -----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $    --            82         825,719    2,378,589      83,552          --     1,016,881
   Mortality and expense charges
      (note 3)                             (74)          (57)       (357,988)    (608,236)    (42,452)    (20,049)     (805,175)
                                       -------       -------     -----------  -----------  ----------    --------   -----------
      Investment income (loss) - net       (74)           25         467,731    1,770,353      41,100     (20,049)      211,706
                                       -------       -------     -----------  -----------  ----------    --------   -----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                --            --              --    1,733,501          --          --            --
                                       -------       -------     -----------  -----------  ----------    --------   -----------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                1,706        19,345      18,548,723   14,367,765   1,756,355     114,060    20,140,460
      Cost of investments sold          (1,901)      (17,820)    (23,851,427) (12,684,018) (1,652,125)   (106,497)  (19,580,834)
                                       -------       -------     -----------  -----------  ----------    --------   -----------
                                          (195)        1,525      (5,302,704)   1,683,747     104,230       7,563       559,626
                                       -------       -------     -----------  -----------  ----------    --------   -----------
      Net realized gains (losses) on
         investments                      (195)        1,525      (5,302,704)   3,417,248     104,230       7,563       559,626
                                       -------       -------     -----------  -----------  ----------    --------   -----------
   Net change in unrealized
      appreciation or depreciation
      of investments                     3,320         1,366       9,805,739   13,623,889   1,437,678     319,979    17,664,614
                                       -------       -------     -----------  -----------  ----------    --------   -----------
      Net gains (losses) on
         investments                     3,125         2,891       4,503,035   17,041,137   1,541,908     327,542    18,224,240
                                       -------       -------     -----------  -----------  ----------    --------   -----------
      Net increase (decrease) in net
         assets resulting from
         operations                    $ 3,051         2,916       4,970,766   18,811,490   1,583,008     307,493    18,435,946
                                       =======       =======     ===========  ===========  ==========    ========   ===========

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                             STATEMENT OF OPERATIONS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                                                       SEGREGATED SUB-ACCOUNTS
                                      ----------------------------------------------------------------------------------------
                                        IVY FUNDS      IVY FUNDS     IVY FUNDS   IVY FUNDS   IVY FUNDS   IVY FUNDS   IVY FUNDS
                                           VIP            VIP           VIP         VIP         VIP         VIP         VIP
                                      INTERNATIONAL  INTERNATIONAL   MICRO-CAP    MID CAP    SCIENCE &   SMALL CAP   SMALL CAP
                                         GROWTH          VALUE        GROWTH      GROWTH*   TECHNOLOGY    GROWTH      VALUE
                                      -------------  -------------  ----------  ----------  ----------  ----------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $    51,690      2,236,588           --         --           --          --      42,084
   Mortality and expense charges
      (note 3)                             (27,860)      (816,381)     (80,359)   (20,529)     (32,962)   (411,552)   (282,339)
                                       -----------    -----------   ----------   --------   ----------  ----------  ----------
      Investment income (loss) - net        23,830      1,420,207      (80,359)   (20,529)     (32,962)   (411,552)   (240,255)
                                       -----------    -----------   ----------   --------   ----------  ----------  ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                    --             --           --         --      191,270          --          --
                                       -----------    -----------   ----------   --------   ----------  ----------  ----------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                  910,461     17,955,962    2,682,282    638,955    2,005,796  10,026,411   8,820,832
      Cost of investments sold          (1,013,242)   (16,999,229)  (2,018,505)  (647,625)  (2,609,946)(10,526,284) (9,795,898)
                                       -----------    -----------   ----------   --------   ----------  ----------  ----------
                                          (102,781)       956,733      663,777     (8,670)    (604,150)   (499,873)   (975,066)
                                       -----------    -----------   ----------   --------   ----------  ----------  ----------
      Net realized gains (losses) on
         investments                      (102,781)       956,733      663,777     (8,670)    (412,880)   (499,873)   (975,066)
                                       -----------    -----------   ----------   --------   ----------  ----------  ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                       913,006     18,756,826    5,006,414      4,116    1,215,833  22,100,089  14,420,535
                                       -----------    -----------   ----------   --------   ----------  ----------  ----------
      Net gains (losses) on
         investments                       810,225     19,713,559    5,670,191     (4,554)     802,953  21,600,216  13,445,469
                                       -----------    -----------   ----------   --------   ----------  ----------  ----------
      Net increase (decrease) in net
         assets resulting from
         operations                    $   834,055     21,133,766    5,589,832    (25,083)     769,991  21,188,664  13,205,214
                                       ===========    ===========   ==========   ========   ==========  ==========  ==========

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                             STATEMENT OF OPERATIONS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                                                     SEGREGATED SUB-ACCOUNTS
                                      -------------------------------------------------------------------------------------
                                                       JANUS      JANUS                 JANUS ASPEN       MFS         MFS
                                      IVY FUNDS VIP    ASPEN      ASPEN    JANUS ASPEN    MID CAP      INVESTORS    MID CAP
                                          VALUE      BALANCED     FORTY      OVERSEAS      VALUE*    GROWTH STOCK   GROWTH
                                      -------------  --------  ----------  -----------  -----------  ------------  --------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $   502,046    132,201      96,259      508,662      1,906         19,552         --
   Mortality and expense charges
      (note 3)                            (277,876)   (25,274)   (217,444)    (465,812)      (878)       (36,004)    (4,241)
                                       -----------   --------  ----------   ----------    -------     ----------   --------
      Investment income (loss) - net       224,170    106,927    (121,185)      42,850      1,028        (16,452)    (4,241)
                                       -----------   --------  ----------   ----------    -------     ----------   --------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                    --         --          --           --         --             --         --
                                       -----------   --------  ----------   ----------    -------     ----------   --------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                8,254,130    832,379   6,843,039   14,431,471     41,512      1,017,812    255,459
      Cost of investments sold          (8,146,682)  (902,131) (4,768,371)  (7,628,531)   (39,937)    (1,210,232)  (341,121)
                                       -----------   --------  ----------   ----------    -------     ----------   --------
                                           107,448    (69,752)  2,074,668    6,802,940      1,575       (192,420)   (85,662)
                                       -----------   --------  ----------   ----------    -------     ----------   --------
      Net realized gains (losses) on
         investments                       107,448    (69,752)  2,074,668    6,802,940      1,575       (192,420)   (85,662)
                                       -----------   --------  ----------   ----------    -------     ----------   --------
   Net change in unrealized
      appreciation or depreciation
      of investments                     9,002,005    337,677     423,116   13,503,092     56,898      1,085,084    306,618
                                       -----------   --------  ----------   ----------    -------     ----------   --------
      Net gains (losses) on
         investments                     9,109,453    267,925   2,497,784   20,306,032     58,473        892,664    220,956
                                       -----------   --------  ----------   ----------    -------     ----------   --------
      Net increase (decrease) in net
         assets resulting from
         operations                    $ 9,333,623    374,852   2,376,599   20,348,882     59,501        876,212    216,715
                                       ===========   ========  ==========   ==========    =======     ==========   ========

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                             STATEMENT OF OPERATIONS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                                                        SEGREGATED SUB-ACCOUNTS
                                      -------------------------------------------------------------------------------------------
                                                                NEUBERGER
                                          MFS                      AMT       OPPENHEIMER               OPPENHEIMER   OPPENHEIMER
                                          NEW          MFS       SOCIALLY      CAPITAL    OPPENHEIMER  MAIN STREET  INTERNATIONAL
                                       DISCOVERY      VALUE    RESPONSIVE*  APPRECIATION  HIGH INCOME   SMALL CAP*      GROWTH
                                      -----------  ----------  -----------  ------------  -----------  -----------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund     $        --     478,759         3              --      579,231          --        114,637
   Mortality and expense charges
      (note 3)                            (50,809)   (183,664)      (44)        (20,072)     (48,481)        (68)       (56,508)
                                      -----------  ----------    ------      ----------   ----------     -------     ----------
      Investment income (loss) - net      (50,809)    295,095       (41)        (20,072)     530,750         (68)        58,129
                                      -----------  ----------    ------      ----------   ----------     -------     ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                   --          --        --              --           --          --             --
                                      -----------  ----------    ------      ----------   ----------     -------     ----------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales               3,070,873   4,295,273     1,885       1,095,637    1,869,720      15,551      1,468,057
      Cost of investments sold         (3,497,889) (4,606,659)   (1,834)     (1,245,459)  (7,639,254)    (14,846)    (1,395,135)
                                      -----------  ----------    ------      ----------   ----------     -------     ----------
                                         (427,016)   (311,386)       51        (149,822)  (5,769,534)        705         72,922
                                      -----------  ----------    ------      ----------   ----------     -------     ----------
      Net realized gains (losses) on
         investments                     (427,016)   (311,386)       51        (149,822)  (5,769,534)        705         72,922
                                      -----------  ----------    ------      ----------   ----------     -------     ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                    3,577,618   3,884,289     2,429         471,200    6,504,286       5,542      1,436,921
                                      -----------  ----------    ------      ----------   ----------     -------     ----------
      Net gains (losses) on
         investments                    3,150,602   3,572,903     2,480         321,378      734,752       6,247      1,509,843
                                      -----------  ----------    ------      ----------   ----------     -------     ----------
      Net increase (decrease) in net
         assets resulting from
         operations                   $ 3,099,793   3,867,998     2,439         301,306    1,265,502       6,179      1,567,972
                                      ===========  ==========    ======      ==========   ==========     =======     ==========

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                             STATEMENT OF OPERATIONS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                                                     SEGREGATED SUB-ACCOUNTS
                                      -------------------------------------------------------------------------------------
                                      PIMCO FUNDS  PIMCO FUNDS   PUTNAM VT    PUTNAM VT    PUTNAM VT   PUTNAM VT
                                        VIT LOW     VIT TOTAL   GROWTH AND  INTERNATIONAL  MULTI-CAP    EQUITY    PUTNAM VT
                                       DURATION*     RETURN*      INCOME        EQUITY       GROWTH     INCOME     VOYAGER
                                      -----------  -----------  ----------  -------------  ---------  ----------  ---------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $   7,447      45,858        8,356       204,209          877      46,239    18,224
   Mortality and expense charges
      (note 3)                            (2,077)     (9,613)      (2,692)      (29,285)      (1,289)    (11,869)   (7,898)
                                       ---------    --------     --------    ----------     --------  ----------  --------
      Investment income (loss) - net       5,370      36,245        5,664       174,924         (412)     34,370    10,326
                                       ---------    --------     --------    ----------     --------  ----------  --------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund               4,146     139,125           --            --           --          --        --
                                       ---------    --------     --------    ----------     --------  ----------  --------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                228,014      96,273      149,090     1,003,593      148,038     684,977   569,458
      Cost of investments sold          (226,930)    (95,552)    (175,767)   (1,756,829)    (102,331) (1,425,945) (421,824)
                                       ---------    --------     --------    ----------     --------  ----------  --------
                                           1,084         721      (26,677)     (753,236)      45,707    (740,968)  147,634
                                       ---------    --------     --------    ----------     --------  ----------  --------
      Net realized gains (losses) on
         investments                       5,230     139,846      (26,677)     (753,236)      45,707    (740,968)  147,634
                                       ---------    --------     --------    ----------     --------  ----------  --------
   Net change in unrealized
      appreciation or depreciation
      of investments                        (415)   (118,528)      91,585     1,137,145        4,382     981,256   136,849
                                       ---------    --------     --------    ----------     --------  ----------  --------
      Net gains (losses) on
         investments                       4,815      21,318       64,908       383,909       50,089     240,288   284,483
                                       ---------    --------     --------    ----------     --------  ----------  --------
      Net increase (decrease) in net
         assets resulting from
         operations                    $  10,185      57,563       70,572       558,833       49,677     274,658   294,809
                                       =========    ========     ========    ==========     ========  ==========  ========

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                             STATEMENT OF OPERATIONS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                         SEGREGATED SUB-ACCOUNTS
                                      ----------------------------
                                      MORGAN STANLEY
                                       UIF EMERGING
                                          MARKETS
                                          EQUITY*         TOTAL
                                      --------------  ------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund        $    317       13,431,569
   Mortality and expense charges
      (note 3)                               (566)      (9,200,999)
                                         --------     ------------
      Investment income (loss) - net         (249)       4,230,570
                                         --------     ------------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                   --        2,978,692
                                         --------     ------------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                  69,072      300,736,616
      Cost of investments sold            (62,309)    (303,915,700)
                                         --------     ------------
                                            6,763       (3,179,084)
                                         --------     ------------
      Net realized gains (losses)
         on investments                     6,763         (200,392)
                                         --------     ------------
   Net change in unrealized
      appreciation or depreciation
      of investments                       31,527      268,919,879
                                         --------     ------------
      Net gains (losses) on
         investments                       38,290      268,719,487
                                         --------     ------------
      Net increase (decrease) in net
         assets resulting from
         operations                      $ 38,041      272,950,057
                                         ========     ============

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2010

                                                                        SEGREGATED SUB-ACCOUNTS
                                      ------------------------------------------------------------------------------------------
                                                                               ADVANTUS      ADVANTUS     ADVANTUS     ADVANTUS
                                        ADVANTUS      ADVANTUS     ADVANTUS    MORTGAGE   INTERNATIONAL   INDEX 400  REAL ESTATE
                                          BOND         MONEY      INDEX 500   SECURITIES       BOND        MID-CAP    SECURITIES
                                         CLASS 2       MARKET      CLASS 2      CLASS 2      CLASS 2       CLASS 2     CLASS 2
                                      ------------  -----------  -----------  ----------  -------------  ----------  ----------
Operations:
   Investment income (loss) - net     $   (573,980)    (169,490)    (945,662)   (234,363)     (163,294)    (293,146)   (203,226)
   Net realized gains (losses) on
      investments                        3,339,966           --    4,694,044   1,320,643     2,037,965    2,909,537   2,782,556
   Net change in unrealized
      appreciation or depreciation
      of investments                     6,939,546           --   21,438,178   1,779,863     2,135,440   10,939,227   7,586,620
                                      ------------  -----------  -----------  ----------    ----------   ----------  ----------
Net increase (decrease) in net
   assets resulting from operations      9,705,532     (169,490)  25,186,560   2,866,143     4,010,111   13,555,618  10,165,950
                                      ------------  -----------  -----------  ----------    ----------   ----------  ----------
Policy transactions (notes 3 and 6):
   Policy purchase payments              6,724,317   21,136,939    8,367,833   1,352,431     3,476,401    3,227,321   1,873,127
   Policy terminations, withdrawal
      payments and charges             (12,216,962) (20,828,477) (29,429,863) (6,371,805)   (4,787,942)  (7,075,443) (5,982,320)
                                      ------------  -----------  -----------  ----------    ----------   ----------  ----------
Increase (decrease) in net assets
   from Policy transactions             (5,492,645)     308,462  (21,062,030) (5,019,374)   (1,311,541)  (3,848,122) (4,109,193)
                                      ------------  -----------  -----------  ----------    ----------   ----------  ----------
Increase (decrease) in net assets        4,212,887      138,972    4,124,530  (2,153,231)    2,698,570    9,707,496   6,056,757
Net assets at the beginning of year    108,840,136   31,354,281  195,842,194  46,974,800    30,038,590   55,384,180  37,697,184
                                      ------------  -----------  -----------  ----------    ----------   ----------  ----------
Net assets at the end of year         $113,053,023   31,493,253  199,966,724  44,821,569    32,737,160   65,091,676  43,753,941
                                      ============  ===========  ===========  ==========    ==========   ==========  ==========

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                                                          SEGREGATED SUB-ACCOUNTS
                                      ----------------------------------------------------------------------------------------------
                                                                                                 ALLIANCE     AMERICAN     AMERICAN
                                      INVESCO V.I.  INVESCO V.I.  INVESCO V.I.  INVESCO V.I.    BERNSTEIN      CENTURY     CENTURY
                                          BASIC        CAPITAL        CORE        SMALL CAP   INTERNATIONAL    INCOME     INFLATION
                                        BALANCED    APPRECIATION     EQUITY        EQUITY*        VALUE*     AND GROWTH  PROTECTION*
                                      ------------  ------------  ------------  ------------  -------------  ----------  -----------
Operations:
   Investment income (loss) - net       $   8,562         1,183        2,713          (908)        1,857         12,681       3,324
   Net realized gains (losses) on
      investments                         (36,471)     (133,599)     (18,486)        3,459            14       (142,855)      2,985
   Net change in unrealized
      appreciation or depreciation
      of investments                       76,165       790,413       71,342        91,629         2,485        344,889      (2,138)
                                        ---------     ---------     --------       -------       -------      ---------   ---------
Net increase (decrease) in net
   assets resulting from operations        48,256       657,997       55,569        94,180         4,356        214,715       4,171
                                        ---------     ---------     --------       -------       -------      ---------   ---------
Policy transactions (notes 3 and 6):
   Policy purchase payments                87,542       467,387      367,878       473,383       165,775        254,995   1,384,632
   Policy terminations, withdrawal
      payments and charges               (130,369)     (730,139)    (139,040)      (40,305)         (771)      (303,443)   (253,540)
                                        ---------     ---------     --------       -------       -------      ---------   ---------
Increase (decrease) in net assets
   from Policy transactions               (42,827)     (262,752)     228,838       433,078       165,004        (48,448)  1,131,092
                                        ---------     ---------     --------       -------       -------      ---------   ---------
Increase (decrease) in net assets           5,429       395,245      284,407       527,258       169,360        166,267   1,135,263
Net assets at the beginning of year       696,761     4,606,567      559,388            --           - -      1,635,378          --
                                        ---------     ---------     --------       -------       -------      ---------   ---------
Net assets at the end of year           $ 702,190     5,001,812      843,795       527,258       169,360      1,801,645   1,135,263
                                        =========     =========     ========       =======       =======      =========   =========

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                                                         SEGREGATED SUB-ACCOUNTS
                                      --------------------------------------------------------------------------------------------
                                                                CREDIT SUISSE   FIDELITY
                                        AMERICAN    AMERICAN        TRUST          VIP      FIDELITY
                                        CENTURY      CENTURY    INTERNATIONAL     HIGH        VIP       FIDELITY VIP  FIDELITY VIP
                                         ULTRA        VALUE    EQUITY FLEX III   INCOME*   CONTRAFUND  EQUITY-INCOME     MID-CAP
                                      -----------  ----------  ---------------  --------  -----------  -------------  ------------
Operations:
   Investment income (loss) - net     $   (37,907)    332,101       (10,522)      39,466      338,398       740,673      (110,911)
   Net realized gains (losses) on
      investments                        (677,012) (1,022,645)     (198,992)         598   (8,726,466)   (1,947,475)   (1,241,098)
   Net change in unrealized
      appreciation or depreciation
      of investments                    4,787,306   3,256,524       516,699       (6,858)  18,682,879    10,418,904    14,432,465
                                      -----------  ----------     ---------      -------   ----------    ----------    ----------
Net increase (decrease) in net
   assets resulting from operations     4,072,387   2,565,980       307,185       33,206   10,294,811     9,212,102    13,080,456
                                      -----------  ----------     ---------      -------   ----------    ----------    ----------
Policy transactions (notes 3 and 6):
   Policy purchase payments             2,384,195   2,888,984       439,365      624,907    8,089,023     2,586,893     1,969,027
   Policy terminations, withdrawal
      payments and charges             (3,897,859) (2,387,482)     (418,811)     (18,275) (17,192,422)   (8,158,824)   (7,515,047)
                                      -----------  ----------     ---------      -------   ----------    ----------    ----------
Increase (decrease) in net assets
   from Policy transactions            (1,513,664)    501,502        20,554      606,632   (9,103,399)   (5,571,931)   (5,546,020)
                                      -----------  ----------     ---------      -------   ----------    ----------    ----------
Increase (decrease) in net assets       2,558,723   3,067,482       327,739      639,838    1,191,412     3,640,171     7,534,436
Net assets at the beginning of year    27,128,810  19,968,274     2,645,754           --   69,267,582    67,722,578    49,877,286
                                      -----------  ----------     ---------      -------   ----------    ----------    ----------
Net assets at the end of year         $29,687,533  23,035,756     2,973,493      639,838   70,458,994    71,362,749    57,411,722
                                      ===========  ==========     =========      =======   ==========    ==========    ==========

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                                                      SEGREGATED SUB-ACCOUNTS
                                      --------------------------------------------------------------------------------------
                                                              FRANKLIN                   TEMPLETON                 GOLDMAN
                                       FRANKLIN   FRANKLIN    LARGE CAP     FRANKLIN    DEVELOPING    TEMPLETON   SACHS VIT
                                      SMALL CAP     SMALL      GROWTH    MUTUAL SHARES    MARKETS   GLOBAL ASSET  GOVERNMENT
                                        VALUE*     MID CAP   SECURITIES    SECURITIES   SECURITIES   ALLOCATION     INCOME*
                                      ---------  ----------  ----------  -------------  ----------  ------------  ----------
Operations:
   Investment income (loss) - net      $   (398)   (100,962)      9,045      138,537       493,244      481,410       2,589
   Net realized gains (losses)
      on investments                      2,023     599,333    (294,329)    (488,495)      754,822   (3,021,123)      5,112
   Net change in unrealized
      appreciation or depreciation
      of investments                     82,122   4,451,053     588,787    1,690,533     6,042,102    2,900,020     (10,490)
                                       --------  ----------  ----------   ----------    ----------  -----------    --------
Net increase (decrease) in net
   assets resulting from operations      83,747   4,949,424     303,503    1,340,575     7,290,168      360,307      (2,789)
                                       --------  ----------  ----------   ----------    ----------  -----------    --------
Policy transactions (notes 3 and 6):
   Policy purchase payments             406,192     677,899     488,642      880,559     7,202,998       94,544     762,091
   Policy terminations, withdrawal
      payments and charges              (36,708) (3,640,935) (1,155,942)  (1,938,919)   (6,126,385) (12,217,973)   (191,183)
                                       --------  ----------  ----------   ----------    ----------  -----------    --------
Increase (decrease) in net assets
   from Policy transactions             369,484  (2,963,036)   (667,300)  (1,058,360)    1,076,613  (12,123,429)    570,908
                                       --------  ----------  ----------   ----------    ----------  -----------    --------
Increase (decrease) in net assets       453,231   1,986,388    (363,797)     282,215     8,366,781  (11,763,122)    568,119
Net assets at the beginning of year          --  20,220,686   3,488,832   13,204,530    41,198,559   11,763,122          --
                                       --------  ----------  ----------   ----------    ----------  -----------    --------
Net assets at the end of year          $453,231  22,207,074   3,125,035   13,486,745    49,565,340           --     568,119
                                       ========  ==========  ==========   ==========    ==========  ===========    ========

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                                                        SEGREGATED SUB-ACCOUNTS
                                      ------------------------------------------------------------------------------------------
                                                                                                      INVESCO
                                       IBBOTSON                                         IBBOTSON     VAN KAMPEN      INVESCO
                                      AGGRESSIVE   IBBOTSON    IBBOTSON     IBBOTSON     INCOME     V.I. CAPITAL   VAN KAMPEN
                                        GROWTH*   BALANCED*  CONSERVATIVE*   GROWTH*   AND GROWTH*     GROWTH*    V.I. COMSTOCK*
                                      ----------  ---------  -------------  ---------  -----------  ------------  --------------
Operations:
   Investment income (loss) - net     $    3,157      5,311         607        17,604      2,488          (23)         (1,079)
   Net realized gains (losses)
      on investments                         611        627       1,802         2,600        101         (122)          2,429
   Net change in unrealized
      appreciation or depreciation
      of investments                     106,490     33,660       1,285       521,352     21,077        1,023          75,307
                                      ----------  ---------     -------     ---------    -------       ------         -------
Net increase (decrease) in net
   assets resulting from operations      110,258     39,598       3,694       541,556     23,666          878          76,657
                                      ----------  ---------     -------     ---------    -------       ------         -------
Policy transactions (notes 3 and 6):
   Policy purchase payments            1,727,571  1,121,161     151,805     3,821,932    697,678       10,713         609,139
   Policy terminations, withdrawal
      payments and charges               (11,865)   (11,275)    (70,219)      (36,099)    (2,850)      (3,684)        (34,665)
                                      ----------  ---------     -------     ---------    -------       ------         -------
Increase (decrease) in net assets
   from Policy transactions            1,715,706  1,109,886      81,586     3,785,833    694,828        7,029         574,474
                                      ----------  ---------     -------     ---------    -------       ------         -------
Increase (decrease) in net assets      1,825,964  1,149,484      85,280     4,327,389    718,494        7,907         651,131
Net assets at the beginning of year           --         --          --            --         --           --              --
                                      ----------  ---------     -------     ---------    -------       ------         -------
Net assets at the end of year         $1,825,964  1,149,484      85,280     4,327,389    718,494        7,907         651,131
                                      ==========  =========     =======     =========    =======       ======         =======

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                                                          SEGREGATED SUB-ACCOUNTS
                                      ----------------------------------------------------------------------------------------------
                                        INVESCO      INVESCO      IVY FUNDS
                                      VAN KAMPEN    VAN KAMPEN       VIP      IVY FUNDS    IVY FUNDS    IVY FUNDS VIP
                                      V.I. GROWTH  V.I. MID CAP     ASSET        VIP         VIP       GLOBAL NATURAL  IVY FUNDS VIP
                                      AND INCOME*     VALUE*      STRATEGY     BALANCED   CORE EQUITY    RESOURCES*       GROWTH
                                      -----------  ------------  ----------  -----------  -----------  --------------  -------------
Operations:
   Investment income (loss) - net       $   (74)          25        467,731    1,770,353       41,100       (20,049)        211,706
   Net realized gains (losses)
      on investments                       (195)       1,525     (5,302,704)   3,417,248      104,230         7,563         559,626
   Net change in unrealized
      appreciation or depreciation
      of investments                      3,320        1,366      9,805,739   13,623,889    1,437,678       319,979      17,664,614
                                        -------      -------     ----------  -----------   ----------     ---------     -----------
Net increase (decrease) in net
   assets resulting from operations       3,051        2,916      4,970,766   18,811,490    1,583,008       307,493      18,435,946
                                        -------      -------     ----------  -----------   ----------     ---------     -----------
Policy transactions (notes 3 and 6):
   Policy purchase payments              33,377       37,609     10,780,801    2,065,355      649,442     1,467,778       2,416,867
   Policy terminations, withdrawal
      payments and charges               (1,643)     (19,298)   (18,366,906) (13,879,804)  (1,731,785)      (96,747)    (19,478,169)
                                        -------      -------     ----------  -----------   ----------     ---------     -----------
Increase (decrease) in net assets
   from Policy transactions              31,734       18,311     (7,586,105) (11,814,449)  (1,082,343)    1,371,031     (17,061,302)
                                        -------      -------     ----------  -----------   ----------     ---------     -----------
Increase (decrease) in net assets        34,785       21,227     (2,615,339)   6,997,041      500,665     1,678,524       1,374,644
Net assets at the beginning of year          --           --     72,498,327  121,161,457    8,513,068            --     167,170,928
                                        -------      -------     ----------  -----------   ----------     ---------     -----------
Net assets at the end of year           $34,785       21,227     69,882,988  128,158,498    9,013,733     1,678,524     168,545,572
                                        =======      =======     ==========  ===========   ==========     =========     ===========

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                                                       SEGREGATED SUB-ACCOUNTS
                                      ----------------------------------------------------------------------------------------
                                                                     IVY FUNDS   IVY FUNDS  IVY FUNDS    IVY FUNDS  IVY FUNDS
                                      IVY FUNDS VIP  IVY FUNDS VIP      VIP         VIP        VIP          VIP        VIP
                                      INTERNATIONAL  INTERNATIONAL   MICRO-CAP    MID CAP   SCIENCE &    SMALL CAP  SMALL CAP
                                         GROWTH          VALUE        GROWTH      GROWTH*   TECHNOLOGY    GROWTH      VALUE
                                      -------------  -------------  -----------  ---------  ----------  ----------  ----------
Operations:
   Investment income (loss) - net       $   23,830      1,420,207      (80,359)   (20,529)     (32,962)   (411,552)   (240,255)
   Net realized gains (losses) on
      investments                         (102,781)       956,733      663,777     (8,670)    (412,880)   (499,873)   (975,066)
   Net change in unrealized
      appreciation or depreciation
      of investments                       913,006     18,756,826    5,006,414      4,116    1,215,833  22,100,089  14,420,535
                                        ----------    -----------   ----------   --------   ----------  ----------  ----------
Net increase (decrease) in net
   assets resulting from operations        834,055     21,133,766    5,589,832    (25,083)     769,991  21,188,664  13,205,214
                                        ----------    -----------   ----------   --------   ----------  ----------  ----------
Policy transactions (notes 3 and 6):
   Policy purchase payments              1,154,389      3,135,578    1,165,664    710,218      756,051   1,044,540   1,918,829
   Policy terminations, withdrawal
      payments and charges                (897,696)   (17,298,327)  (2,631,538)  (618,455)  (1,988,965) (9,698,309) (8,599,727)
                                        ----------    -----------   ----------   --------   ----------  ----------  ----------
Increase (decrease) in net assets
   from Policy transactions                256,693    (14,162,749)  (1,465,874)    91,763   (1,232,914) (8,653,769) (6,680,898)
                                        ----------    -----------   ----------   --------   ----------  ----------  ----------
Increase (decrease) in net assets        1,090,748      6,971,017    4,123,958     66,680     (462,923) 12,534,895   6,524,316
Net assets at the beginning of year      5,416,221    168,669,429   14,686,904         --    7,193,241  80,755,788  55,148,073
                                        ----------    -----------   ----------   --------   ----------  ----------  ----------
Net assets at the end of year           $6,506,969    175,640,446   18,810,862     66,680    6,730,318  93,290,683  61,672,389
                                        ==========    ===========   ==========   ========   ==========  ==========  ==========

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                                                      SEGREGATED SUB-ACCOUNTS
                                      ---------------------------------------------------------------------------------------
                                                       JANUS       JANUS       JANUS     JANUS ASPEN      MFS          MFS
                                      IVY FUNDS VIP    ASPEN       ASPEN       ASPEN       MID CAP      INVESTORS    MID CAP
                                          VALUE       BALANCED     FORTY      OVERSEAS      VALUE*    GROWTH STOCK   GROWTH
                                      -------------  ---------  ----------  -----------  -----------  ------------  ---------
Operations:
   Investment income (loss) - net      $   224,170     106,927    (121,185)      42,850      1,028        (16,452)     (4,241)
   Net realized gains (losses)
      on investments                       107,448     (69,752)  2,074,668    6,802,940      1,575       (192,420)    (85,662)
   Net change in unrealized
      appreciation or depreciation
      of investments                     9,002,005     337,677     423,116   13,503,092     56,898      1,085,084     306,618
                                       -----------   ---------  ----------  -----------    -------     ----------   ---------
Net increase (decrease) in net
   assets resulting from operations      9,333,623     374,852   2,376,599   20,348,882     59,501        876,212     216,715
                                       -----------   ---------  ----------  -----------    -------     ----------   ---------
Policy transactions (notes 3 and 6):
   Policy purchase payments                846,590   1,327,957   2,151,717   12,957,400    480,198      1,651,699     410,679
   Policy terminations, withdrawal
      payments and charges              (8,033,309)   (822,627) (6,699,019) (14,103,400)   (41,333)    (1,004,936)   (253,474)
                                       -----------   ---------  ----------  -----------    -------     ----------   ---------
Increase (decrease) in net assets
   from Policy transactions             (7,186,719)    505,330  (4,547,302)  (1,146,000)   438,865        646,763     157,205
                                       -----------   ---------  ----------  -----------    -------     ----------   ---------
Increase (decrease) in net assets        2,146,904     880,182  (2,170,703)  19,202,882    498,366      1,522,975     373,920
Net assets at the beginning of year     56,205,278   4,394,002  45,812,468   83,748,771         --      6,791,445     698,619
                                       -----------   ---------  ----------  -----------    -------     ----------   ---------
Net assets at the end of year          $58,352,182   5,274,184  43,641,765  102,951,653    498,366      8,314,420   1,072,539
                                       ===========   =========  ==========  ===========    =======     ==========   =========

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                                                        SEGREGATED SUB-ACCOUNTS
                                      -------------------------------------------------------------------------------------------
                                                                NEUBERGER
                                          MFS                      AMT       OPPENHEIMER               OPPENHEIMER   OPPENHEIMER
                                          NEW         MFS       SOCIALLY       CAPITAL    OPPENHEIMER  MAIN STREET  INTERNATIONAL
                                       DISCOVERY     VALUE     RESPONSIVE*  APPRECIATION  HIGH INCOME   SMALL CAP*     GROWTH
                                      -----------  ----------  -----------  ------------  -----------  -----------  -------------
Operations:
   Investment income (loss) - net     $   (50,809)    295,095        (41)       (20,072)      530,750        (68)        58,129
   Net realized gains (losses)
      on investments                     (427,016)   (311,386)        51       (149,822)   (5,769,534)       705         72,922
   Net change in unrealized
      appreciation or depreciation
      of investments                    3,577,618   3,884,289      2,429        471,200     6,504,286      5,542      1,436,921
                                      -----------  ----------    -------     ----------    ----------    -------     ----------
Net increase (decrease) in net
   assets resulting from operations     3,099,793   3,867,998      2,439        301,306     1,265,502      6,179      1,567,972
                                      -----------  ----------    -------     ----------    ----------    -------     ----------
Policy transactions (notes 3 and 6):
   Policy purchase payments             1,496,627   5,499,609     17,026        360,586     1,096,446     85,181      1,381,331
   Policy terminations, withdrawal
      payments and charges             (3,038,049) (4,217,362)    (1,845)    (1,085,009)   (1,842,589)   (15,494)    (1,437,443)
                                      -----------  ----------    -------     ----------    ----------    -------     ----------
Increase (decrease) in net assets
   from Policy transactions            (1,541,422)  1,282,247     15,181       (724,423)     (746,143)    69,687        (56,112)
                                      -----------  ----------    -------     ----------    ----------    -------     ----------
Increase (decrease) in net assets       1,558,371   5,150,245     17,620       (423,117)      519,359     75,866      1,511,860
Net assets at the beginning of year    10,185,023  35,203,968         --      4,412,774     9,356,726         --     11,114,404
                                      -----------  ----------    -------     ----------    ----------    -------     ----------
Net assets at the end of year         $11,743,394  40,354,213     17,620      3,989,657     9,876,085     75,866     12,626,264
                                      ===========  ==========    =======     ==========    ==========    =======     ==========

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                                                     SEGREGATED SUB-ACCOUNTS
                                      ------------------------------------------------------------------------------------
                                      PIMCO FUNDS  PIMCO FUNDS   PUTNAM VT    PUTNAM VT    PUTNAM VT  PUTNAM VT
                                        VIT LOW     VIT TOTAL   GROWTH AND  INTERNATIONAL  MULTI-CAP    EQUITY   PUTNAM VT
                                       DURATION*     RETURN*      INCOME        EQUITY       GROWTH     INCOME    VOYAGER
                                      -----------  -----------  ----------  -------------  ---------  ---------  ---------
Operations:
   Investment income (loss) - net     $     5,370      36,245       5,664       174,924        (412)     34,370     10,326
   Net realized gains (losses)
      on investments                        5,230     139,846     (26,677)     (753,236)     45,707    (740,968)   147,634
   Net change in unrealized
      appreciation or depreciation
      of investments                         (415)   (118,528)     91,585     1,137,145       4,382     981,256    136,849
                                      -----------   ---------    --------     ---------    --------   ---------  ---------
Net increase (decrease) in net
   assets resulting from operations        10,185      57,563      70,572       558,833      49,677     274,658    294,809
                                      -----------   ---------    --------     ---------    --------   ---------  ---------
Policy transactions (notes 3 and 6):
   Policy purchase payments             1,577,662   4,882,428     122,479       629,019     105,341     577,264  1,136,442
   Policy terminations, withdrawal
      payments and charges               (227,670)    (95,094)   (147,814)     (987,252)   (147,362)   (679,378)  (566,382)
                                      -----------   ---------    --------     ---------    --------   ---------  ---------
Increase (decrease) in net assets
   from Policy transactions             1,349,992   4,787,334     (25,335)     (358,233)    (42,021)   (102,114)   570,060
                                      -----------   ---------    --------     ---------    --------   ---------  ---------
Increase (decrease) in net assets       1,360,177   4,844,897      45,237       200,600       7,656     172,544    864,869
Net assets at the beginning of year            --          --     518,863     6,032,981     249,528   2,275,723  1,275,306
                                      -----------   ---------    --------     ---------    --------   ---------  ---------
Net assets at the end of year         $ 1,360,177   4,844,897     564,100     6,233,581     257,184   2,448,267  2,140,175
                                      ===========   =========    ========     =========    ========   =========  =========

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                         SEGREGATED SUB-ACCOUNTS
                                      -----------------------------
                                      MORGAN STANLEY
                                       UIF EMERGING
                                          MARKETS
                                          EQUITY*         TOTAL
                                      --------------  -------------
Operations:
   Investment income (loss) - net        $   (249)        4,230,570
   Net realized gains (losses)
      on investments                        6,763          (200,392)
   Net change in unrealized
      appreciation or depreciation
      of investments                       31,527       268,919,879
                                         --------     -------------
Net increase (decrease) in net
   assets resulting from operations        38,041       272,950,057
                                         --------     -------------
Policy transactions (notes 3 and 6):
   Policy purchase payments               380,618       153,506,076
   Policy terminations, withdrawal
      payments and charges                (68,975)     (294,181,026)
                                         --------     -------------
Increase (decrease) in net assets
   from Policy transactions               311,643      (140,674,950)
                                         --------     -------------
Increase (decrease) in net assets         349,684       132,275,107
Net assets at the beginning of year            --     1,819,604,787
                                         --------     -------------
Net assets at the end of year            $349,684     1,951,879,894
                                         ========     =============

*    For the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                               DECEMBER 31, 2009

                                                                       SEGREGATED SUB-ACCOUNTS
                                      ------------------------------------------------------------------------------------------
                                                                   ADVANTUS    ADVANTUS      ADVANTUS     ADVANTUS    ADVANTUS
                                        ADVANTUS      ADVANTUS      INDEX      MORTGAGE   INTERNATIONAL   INDEX 400  REAL ESTATE
                                          BOND         MONEY         500      SECURITIES      BOND         MID-CAP   SECURITIES
                                        CLASS 2        MARKET      CLASS 2     CLASS 2       CLASS 2       CLASS 2     CLASS 2
                                      ------------  -----------  -----------  ----------  -------------  ----------  -----------
Operations:
   Investment income (loss) - net     $   (496,431)     (77,235)    (856,424)   (236,184)     (132,143)    (227,476)    (147,956)
   Net realized gains (losses)
      on investments                     1,031,936           --     (924,628)    912,034     1,009,385      691,528      808,142
   Net change in unrealized
      appreciation or depreciation
      of investments                    13,393,306           --   41,668,552   2,730,990     3,269,468   14,220,904    7,269,760
                                      ------------  -----------  -----------  ----------    ----------   ----------   ----------
Net increase (decrease) in net
   assets resulting from operations     13,928,811      (77,235)  39,887,500   3,406,840     4,146,710   14,684,956    7,929,946
                                      ------------  -----------  -----------  ----------    ----------   ----------   ----------
Policy transactions (notes 3 and 6):
   Policy purchase payments              7,901,228   23,278,144    6,874,181   1,749,539     3,836,747    4,796,185    4,227,376
   Policy terminations, withdrawal
      payments and charges              (7,769,567) (24,653,603) (17,639,020) (7,458,481)   (2,880,217)  (3,793,409)  (3,556,147)
                                      ------------  -----------  -----------  ----------    ----------   ----------   ----------
Increase (decrease) in net assets
   from Policy transactions                131,661   (1,375,459) (10,764,839) (5,708,942)      956,530    1,002,776      671,229
                                      ------------  -----------  -----------  ----------    ----------   ----------   ----------
Increase (decrease) in net assets       14,060,472   (1,452,694)  29,122,661  (2,302,102)    5,103,240   15,687,732    8,601,175
Net assets at the beginning of year     94,779,664   32,806,975  166,719,533  49,276,902    24,935,350   39,696,448   29,096,009
                                      ------------  -----------  -----------  ----------    ----------   ----------   ----------
Net assets at the end of year         $108,840,136   31,354,281  195,842,194  46,974,800    30,038,590   55,384,180   37,697,184
                                      ============  ===========  ===========  ==========    ==========   ==========   ==========

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                                DECEMBER 31, 2009

                                                                          SEGREGATED SUB-ACCOUNTS
                                      --------------------------------------------------------------------------------------
                                                                          AMERICAN                            CREDIT SUISSE
                                       AIM V.I.    AIM V.I.    AIM V.I.   CENTURY     AMERICAN    AMERICAN        TRUST
                                        BASIC      CAPITAL       CORE      INCOME      CENTURY    CENTURY     INTERNATIONAL
                                       BALANCED  APPRECIATION   EQUITY   AND GROWTH     ULTRA      VALUE     EQUITY FLEX III
                                      ---------  ------------  --------  ----------  ----------  ----------  ---------------
Operations:
   Investment income (loss) - net     $  27,887      (8,250)      5,439      60,310     (74,462)    763,930        48,596
   Net realized gains (losses) on
      investments                       (85,298)   (213,033)    (24,562)   (502,385)   (971,817) (1,177,711)     (331,653)
   Net change in unrealized
      appreciation or depreciation
      of investments                    229,323     952,782     140,022     721,768   8,012,500   3,592,916       996,101
                                      ---------   ---------    --------   ---------  ----------  ----------     ---------
Net increase (decrease) in net
   assets resulting from operations     171,912     731,499     120,899     279,693   6,966,221   3,179,135       713,044
                                      ---------   ---------    --------   ---------  ----------  ----------     ---------
Policy transactions (notes 3 and 6):
   Policy purchase payments              90,738     662,684     102,356     439,379   2,238,482   2,959,336       369,505
   Policy terminations, withdrawal
      payments and charges             (168,284)   (546,169)   (108,396)   (657,661) (2,169,652) (1,469,336)     (684,862)
                                      ---------   ---------    --------   ---------  ----------  ----------     ---------
Increase (decrease) in net assets
   from Policy transactions             (77,546)    116,515      (6,040)   (218,282)     68,830   1,490,000      (315,357)
                                      ---------   ---------    --------   ---------  ----------  ----------     ---------
Increase (decrease) in net assets        94,366     848,014     114,859      61,411   7,035,051   4,669,135       397,687
Net assets at the beginning of year     602,395   3,758,553     444,529   1,573,967  20,093,759  15,299,139     2,248,067
                                      ---------   ---------    --------   ---------  ----------  ----------     ---------
Net assets at the end of year         $ 696,761   4,606,567     559,388   1,635,378  27,128,810  19,968,274     2,645,754
                                      =========   =========    ========   =========  ==========  ==========     =========

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                                DECEMBER 31, 2009

                                                                        SEGREGATED SUB-ACCOUNTS
                                      -------------------------------------------------------------------------------------------
                                                                                 FRANKLIN                               TEMPLETON
                                                    FIDELITY VIP                 LARGE CAP    FRANKLIN      FRANKLIN   DEVELOPING
                                      FIDELITY VIP     EQUITY-    FIDELITY VIP    GROWTH    MUTUAL SHARES    SMALL      MARKETS
                                       CONTRAFUND      INCOME        MID-CAP    SECURITIES   SECURITIES     MID-CAP    SECURITIES
                                      ------------  ------------  ------------  ----------  -------------  ----------  ----------
Operations:
   Investment income (loss) - net      $   404,807      935,453       (18,628)     25,792        169,211      (83,991)  1,140,944
   Net realized gains (losses)
      on investments                    (5,177,865)  (2,754,961)   (2,044,551)   (238,437)    (1,355,799)    (158,955)    984,951
   Net change in unrealized
      appreciation or depreciation
      of investments                    22,977,402   17,554,794    16,477,816     982,984      3,891,345    6,403,674  15,262,442
                                       -----------   ----------    ----------   ---------     ----------   ----------  ----------
Net increase (decrease) in net
   assets resulting from operations     18,204,344   15,735,286    14,414,637     770,339      2,704,757    6,160,728  17,388,337
                                       -----------   ----------    ----------   ---------     ----------   ----------  ----------
Policy transactions (notes 3 and 6):
   Policy purchase payments              4,019,925    5,050,001     2,495,982     626,476      1,070,458    1,404,764   3,772,284
   Policy terminations, withdrawal
      payments and charges              (7,595,892)  (5,282,920)   (6,359,307)   (618,956)    (2,696,195)  (1,615,257) (3,885,047)
                                       -----------   ----------    ----------   ---------     ----------   ----------  ----------
Increase (decrease) in net assets
   from Policy transactions             (3,575,967)    (232,919)   (3,863,325)      7,520     (1,625,737)    (210,493)   (112,763)
                                       -----------   ----------    ----------   ---------     ----------   ----------  ----------
Increase (decrease) in net assets       14,628,377   15,502,367    10,551,312     777,859      1,079,020    5,950,235  17,275,574
Net assets at the beginning of year     54,639,205   52,220,211    39,325,974   2,710,973     12,125,510   14,270,451  23,922,985
                                       -----------   ----------    ----------   ---------     ----------   ----------  ----------
Net assets at the end of year          $69,267,582   67,722,578    49,877,286   3,488,832     13,204,530   20,220,686  41,198,559
                                       ===========   ==========    ==========   =========     ==========   ==========  ==========

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                                DECEMBER 31, 2009

                                                                      SEGREGATED SUB-ACCOUNTS
                                      ------------------------------------------------------------------------------------
                                       TEMPLETON      JANUS       JANUS                     MFS          MFS        MFS
                                      GLOBAL ASSET    ASPEN       ASPEN    JANUS ASPEN    INVESTORS    MID CAP      NEW
                                       ALLOCATION    BALANCED     FORTY      OVERSEAS   GROWTH STOCK   GROWTH    DISCOVERY
                                      ------------  ---------  ----------  -----------  ------------  --------  ----------
Operations:
   Investment income (loss) - net      $   917,605     81,227    (184,474)     (59,120)      (5,336)    (3,033)    (39,250)
   Net realized gains (losses)
      on investments                    (2,087,721)    31,368     473,323    4,142,683     (162,920)  (165,462)   (582,306)
   Net change in unrealized
      appreciation or depreciation
      of investments                     3,221,581    695,138  13,794,458   33,067,831    1,734,151    389,535   4,515,313
                                       -----------  ---------  ----------   ----------    ---------    -------  ----------
Net increase (decrease) in net
   assets resulting from operations      2,051,465    807,733  14,083,307   37,151,394    1,565,895    221,040   3,893,757
                                       -----------  ---------  ----------   ----------    ---------    -------  ----------
Policy transactions (notes 3 and 6):
   Policy purchase payments              1,178,398  1,839,085   4,382,811    7,077,912    2,504,299    245,906   1,576,014
   Policy terminations, withdrawal
      payments and charges              (1,620,875)  (530,398) (3,850,778)  (6,726,564)    (488,381)  (211,513) (1,463,629)
                                       -----------  ---------  ----------   ----------    ---------    -------  ----------
Increase (decrease) in net assets
   from Policy transactions               (442,477) 1,308,687     532,033      351,348    2,015,918     34,393     112,385
                                       -----------  ---------  ----------   ----------    ---------    -------  ----------
Increase (decrease) in net assets        1,608,988  2,116,420  14,615,340   37,502,742    3,581,813    255,433   4,006,142
Net assets at the beginning of year     10,154,134  2,277,582  31,197,128   46,246,029    3,209,632    443,186   6,178,881
                                       -----------  ---------  ----------   ----------    ---------    -------  ----------
Net assets at the end of year          $11,763,122  4,394,002  45,812,468   83,748,771    6,791,445    698,619  10,185,023
                                       ===========  =========  ==========   ==========    =========    =======  ==========

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                                DECEMBER 31, 2009

                                                                         SEGREGATED SUB-ACCOUNTS
                                      ----------------------------------------------------------------------------------------------
                                                                                             PUTNAM VT
                                                    OPPENHEIMER                OPPENHEIMER     GROWTH     PUTNAM VT      PUTNAM VT
                                          MFS        CAPITAL     OPPENHEIMER  INTERNATIONAL      AND    INTERNATIONAL       NEW
                                         VALUE     APPRECIATION  HIGH INCOME     GROWTH        INCOME      EQUITY      OPPORTUNITIES
                                      -----------  ------------  -----------  -------------  ---------  -------------  -------------
Operations:
   Investment income (loss) - net     $   188,901      (19,300)     (35,162)        60,326       9,619       (26,898)        (291)
   Net realized gains (losses) on
      investments                        (431,344)    (330,502)  (2,750,267)      (278,123)   (125,112)     (777,105)     (44,401)
   Net change in unrealized
      appreciation or depreciation
      of investments                    6,446,491    1,763,322    4,614,049      3,271,519     234,143     2,154,239      108,044
                                      -----------    ---------    ---------     ----------    --------    ----------      -------
Net increase (decrease) in net
   assets resulting from operations     6,204,048    1,413,520    1,828,620      3,053,722     118,650     1,350,236       63,352
                                      -----------    ---------    ---------     ----------    --------    ----------      -------
Policy transactions (notes 3 and 6):
   Policy purchase payments             8,352,476      377,499    4,117,583      1,478,090      82,981     1,270,186      104,596
   Policy terminations, withdrawal
      payments and charges             (2,229,023)  (1,068,513)    (715,255)    (1,692,253)   (106,994)   (1,414,943)     (92,879)
                                      -----------    ---------    ---------     ----------    --------    ----------      -------
Increase (decrease) in net assets
   from Policy transactions             6,123,453     (691,014)   3,402,328       (214,163)    (24,013)     (144,757)      11,717
                                      -----------    ---------    ---------     ----------    --------    ----------      -------
Increase (decrease) in net assets      12,327,501      722,506    5,230,948      2,839,559      94,637     1,205,479       75,069
Net assets at the beginning of year    22,876,467    3,690,268    4,125,778      8,274,845     424,226     4,827,502      174,459
                                      -----------    ---------    ---------     ----------    --------    ----------      -------
Net assets at the end of year         $35,203,968    4,412,774    9,356,726     11,114,404     518,863     6,032,981      249,528
                                      ===========    =========    =========     ==========    ========    ==========      =======

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                                DECEMBER 31, 2009

                                                                       SEGREGATED SUB-ACCOUNTS
                                      ----------------------------------------------------------------------------------------------
                                       PUTNAM VT              IVY FUNDS    IVY FUNDS   IVY FUNDS VIP  IVY FUNDS VIP
                                        EQUITY    PUTNAM VT      VIP          VIP      INTERNATIONAL    SMALL CAP     IVY FUNDS VIP
                                        INCOME     VOYAGER     BALANCED     GROWTH         VALUE          GROWTH          VALUE
                                      ----------  ---------  -----------  -----------  -------------  --------------  --------------
Operations:
   Investment income (loss) - net     $   64,373         81    1,755,595     (180,387)    4,414,688        (52,543)        780,662
   Net realized gains (losses)
      on investments                    (610,481)   (13,884)     459,881    2,527,543     6,927,384     (2,361,595)     (1,086,167)
   Net change in unrealized
      appreciation or depreciation
      of investments                   1,034,173    360,038   11,384,589   33,541,926    34,797,652     23,582,119      12,422,003
                                      ----------  ---------  -----------  -----------   -----------     ----------      ----------
Net increase (decrease) in net
   assets resulting from operations      488,065    346,235   13,600,065   35,889,082    46,139,724     21,167,981      12,116,498
                                      ----------  ---------  -----------  -----------   -----------     ----------      ----------
Policy transactions (notes 3 and 6):
   Policy purchase payments              298,288    914,901    2,493,920    4,134,887     4,358,364      2,638,247       1,787,487
   Policy terminations, withdrawal
      payments and charges              (409,600)  (355,806) (12,227,935) (12,776,739)  (12,228,507)    (6,743,170)     (5,754,316)
                                      ----------  ---------  -----------  -----------   -----------     ----------      ----------
Increase (decrease) in net assets
   from Policy transactions             (111,312)   559,095   (9,734,015)  (8,641,852)   (7,870,143)    (4,104,923)     (3,966,829)
                                      ----------  ---------  -----------  -----------   -----------     ----------      ----------
Increase (decrease) in net assets        376,753    905,330    3,866,050   27,247,230    38,269,581     17,063,058       8,149,669
Net assets at the beginning of year    1,898,970    369,976  117,295,407  139,923,698   130,399,848     63,692,730      48,055,609
                                      ----------  ---------  -----------  -----------   -----------     ----------      ----------
Net assets at the end of year         $2,275,723  1,275,306  121,161,457  167,170,928   168,669,429     80,755,788      56,205,278
                                      ==========  =========  ===========  ===========   ===========     ==========      ==========

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                                DECEMBER 31, 2009

                                                                       SEGREGATED SUB-ACCOUNTS
                                      ---------------------------------------------------------------------------------------------
                                       IVY FUNDS    IVY FUNDS   IVY FUNDS    IVY FUNDS  IVY FUNDS VIP  IVY FUNDS VIP
                                      VIP MICRO-    VIP SMALL      VIP       VIP ASSET  INTERNATIONAL    SCIENCE &
                                      CAP GROWTH    CAP VALUE  CORE EQUITY   STRATEGY      GROWTH        TECHNOLOGY       TOTAL
                                      -----------  ----------  -----------  ----------  -------------  -------------  -------------
Operations:
   Investment income (loss) - net     $   (61,583)   (234,973)     40,800      (84,769)       51,727       (28,020)       8,573,654
   Net realized gains (losses)
      on investments                     (160,885) (2,303,759)   (192,116)   4,920,339      (304,866)     (384,953)      (6,195,127)
   Net change in unrealized
      appreciation or depreciation
      of investments                    4,490,762  14,812,545   1,858,848    8,402,136     1,376,425     2,413,784      407,235,663
                                      -----------  ----------  ----------   ----------    ----------    ----------    -------------
Net increase (decrease) in net
   assets resulting from operations     4,268,294  12,273,813   1,707,532   13,237,706     1,123,286     2,000,811      409,614,190
                                      -----------  ----------  ----------   ----------    ----------    ----------    -------------
Policy transactions (notes 3 and 6):
   Policy purchase payments             1,050,443   3,777,955     514,835   16,417,292       659,655     2,058,850      153,658,730
   Policy terminations, withdrawal
      payments and charges             (1,678,168) (5,481,240) (1,464,070)  (6,752,664)   (1,104,164)   (1,481,751)    (192,278,506)
                                      -----------  ----------  ----------   ----------    ----------    ----------    -------------
Increase (decrease) in net assets
   from Policy transactions              (627,725) (1,703,285)   (949,235)   9,664,628      (444,509)      577,099      (38,619,776)
                                      -----------  ----------  ----------   ----------    ----------    ----------    -------------
Increase (decrease) in net assets       3,640,569  10,570,528     758,297   22,902,334       678,777     2,577,910      370,994,414
Net assets at the beginning of year    11,046,335  44,577,545   7,754,771   49,595,993     4,737,444     4,615,331    1,448,610,373
                                      -----------  ----------  ----------   ----------    ----------    ----------    -------------
Net assets at the end of year         $14,686,904  55,148,073   8,513,068   72,498,327     5,416,221     7,193,241    1,819,604,787
                                      ===========  ==========  ==========   ==========    ==========    ==========    =============

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2009

(1)  ORGANIZATION

The Minnesota Life Variable Life Account (the Account) was established on October 21, 1985 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently five types of variable life policies each consisting of seventy-one segregated sub-accounts to which policy owners may allocate their purchase payments. The financial statements presented herein include five types of variable life policies, Variable Adjustable Life, Variable Adjustable Life Second Death, Variable Adjustable Life Horizon, Variable Adjustable Life Summit and Variable Adjustable Life Survivor offered by the Account.

The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life.

Variable Life policy owners allocate their purchase payments to one or more of the seventy-one segregated sub-accounts. Such payments are then invested in shares of the funds or portfolios (as individually listed in the accompanying financial statements) of Advantus Series Fund, Inc., Invesco Variable Insurance Funds, Alliance Bernstein Funds, American Century Variable Portfolios, Inc., Credit Suisse Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Fund, Ibbotson Funds, Invesco Van Kampen Funds, Ivy Funds VIP, Inc., Janus Aspen Series, MFS Variable Insurance Trust, Neuberger Funds, Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc., Pimco Funds, Putnam Variable Trust, and Morgan Stanley Funds (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Portfolio which is non-diversified), open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

INVESTMENTS IN UNDERLYING FUNDS

Investments in shares of the Underlying Funds are stated at fair value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in, first out (FIFO) basis.

All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The Advantus Series Fund, Inc. Portfolios and other non-affiliated funds may utilize consent dividends to effectively distribute

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2009

INVESTMENTS IN UNDERLYING FUNDS - CONTINUED

income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

FEDERAL INCOME TAXES

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

INVESTMENTS

During the year ended December 31, 2010, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table:

CLOSED PORTFOLIO                          RECEIVING PORTFOLIO                      DATE MERGED
----------------                          -------------------                      -----------
AIM V.I Basic Balanced                    Invesco V.I Basic Balanced               04/30/2010
AIM V.I. Capital Appreciation Fund        Invesco V.I. Capital Appreciation Fund   04/30/2010
AIM V.I. Core Equity Fund                 Invesco V.I. Core Equity Fund            04/30/2010
AIM V.I. Small Cap Equity Fund            Invesco V.I. Small Cap Equity Fund       04/30/2010
Van Kampen UIF Emerging Markets           Morgan Stanley UIF Emerging              06/01/2010
Van Kampen UIF U.S. Mid Cap Value         Invesco Van Kampen V.I. Mid Cap          06/01/2010
Van Kampen Capital Growth, Class II       Invesco Van Kampen V.I. Capital          06/01/2010
Van Kampen Comstock, Class II             Invesco Van Kampen V.I. Comstock         06/01/2010
Van Kampen Growth and Income, Class       Invesco Van Kampen V.I. Growth and       06/01/2010
Putnam VT New Opportunities, Class IB     Putnam VT Multi-cap Growth Fund,         09/01/2010

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.50 percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account. This is charged through the daily unit value calculation.

Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

A basic sales load of up to 7 percent is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. A first year sales load not to exceed 23 percent may also be deducted. Total sales charges deducted from premium payments for the years ended December 31, 2010 and 2009 amounted to $18,993,997 and $22,511,174, respectively.

An underwriting charge is deducted from first year purchase payments in an amount not to exceed $5 per $1,000 face amount of insurance for Variable Adjustable Life policies and $10 per $1,000 face amount of insurance for Variable Adjustable Life Second Death policies. The amount may vary by the age of the insured and the premium level for a given amount of insurance. The underwriting charge is paid for administrative costs associated with issuance or adjustment of policies. Total underwriting charges deducted from premium payments for the years ended December 31, 2010 and 2009 amounted to $569,853 and $1,357,468, respectively.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2009

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

A premium tax charge in the amount of 2.5 percent is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. Premium taxes are paid to state and local governments. Total premium tax charges for the years ended December 31, 2010 and 2009 amounted to $3,650,670 and $4,164,476, respectively.

A face amount guarantee charge of 1.5 percent is deducted from each Variable Adjustable Life policy premium payment. The charge is paid for the guarantee that the death benefit will always be at least equal to the current face amount of insurance regardless of the investment performance. Total face amount guarantee charges deducted from premium payments for the years ended December 31, 2010 and 2009 amounted to $1,847,590 and $2,082,302, respectively.

A federal tax charge of 1.25 percent is deducted from each Variable Adjustable Life Second Death policy premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2010 and 2009 amounted to $224,351 and $257,148, respectively.

The following charges are associated with Variable Adjustable Life Horizon. An additional face amount charge not to exceed $5 per thousand is charged for first-year base premiums. A premium charge of 6 percent is charged on all non-repeating premiums. In addition, against the cash value of a Policy, Minnesota Life deducts a monthly policy charge of $8 plus 2 cents per thousand of the face amount. The monthly policy charge cannot exceed $10 plus 3 cents per thousand of the face amount.

The following charges are associated with Variable Adjustable Life Summit and Variable Adjustable Life Survivor. A premium charge of 5.75 percent is charged on all non-repeating premiums.

In addition to deductions from premium payments, cash value charges (which may include an administration charge, certain transaction charges, a cost of insurance charge and a charge for sub-standard risks), if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The administration charge is $60 for each policy year for Variable Adjustable Life policies and $120 for each policy year for Variable Adjustable Life Second Death policies. The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $95 is assessed for each policy adjustment. A charge not to exceed $25 may be assessed for each transfer of actual cash value among the segregated sub-accounts. In addition, a face amount guarantee charge is assessed from the actual cash value of each Variable Adjustable Life Second Death policy. The face amount guarantee charge is guaranteed not to exceed 3 cents per thousand dollars of face amount per month. The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk class, level of scheduled premium and duration of the policy. The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard. See the table below for these charges.

To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15 percent to 0.70 percent of average daily net assets. In addition, the Advantus Series Fund, Inc. has adopted a Rule 12b-1 distribution plan covering all of the portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25 percent of average daily net assets to Securian. Each Portfolio pays an annual fee ranging from 0.02 percent to 1.19 percent of net assets to State Street, Inc. for

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2009

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

daily fund accounting services. Advantus Series Fund, Inc. also pays an administrative services fee to Minnesota Life.

To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

The total of cash value charges for the years ended December 31, 2010 and 2009 for each segregated sub-account are as follows:

                                                       2010         2009
                                                    ----------   -----------
Advantus Bond Class 2                               $6,271,394   $ 6,931,549
Advantus Money Market                                1,759,313     1,867,191
Advantus Index 500 Class 2                           8,926,175    10,067,115
Advantus Mortgage Securities Class 2                 2,552,818     3,138,991
Advantus International Bond Class 2                  1,547,346     1,635,428
Advantus Index 400 Mid-Cap Class 2                   3,046,990     3,128,353
Advantus Real Estate Securities Class 2              2,185,015     2,101,832
Invesco V.I. Basic Balanced                             39,490       361,840
Invesco V.I. Capital Appreciation                      307,022        44,961
Invesco V.I. Core Equity                                40,908        33,203
Invesco V.I. Small Cap Equity                            8,325            --
Alliance Bernstein International Value                     382            --
American Century Income and Growth                      97,658       115,854
American Century Inflation Protection                   21,227            --
American Century Ultra                               1,687,565     1,905,858
American Century Value                               1,342,396     1,418,165
Credit Suisse Trust International Equity Flex III      119,461       147,344
Fidelity High Income                                     8,690            --
Fidelity VIP Contrafund                              2,668,132     3,042,648
Fidelity VIP Equity-Income                           3,808,977     4,335,577
Fidelity VIP Mid-Cap                                 2,325,876     2,490,417
Franklin Small Cap Value                                 7,820            --
Franklin Small Mid Cap                                 853,747       949,220
Franklin Large Cap Growth Securities                   141,039       199,540
Franklin Mutual Shares Securities                      588,867       709,193
Templeton Developing Markets Securities              1,890,234     1,922,544
Templeton Global Asset Allocation                      158,704       623,408
Goldman Sachs VIT Government Income                     15,919            --
Ibbotson Aggressive Growth                               5,284            --
Ibbotson Balanced                                        9,307            --
Ibbotson Conservative                                    4,692            --
Ibbotson Growth                                         48,475            --
Ibbotson Income and Growth                               3,590            --
Invesco Van Kampen V.I. Capital Growth                      90            --
Invesco Van Kampen V.I. Comstock                        10,786            --
Invesco Van Kampen V.I. Growth and Income                  271            --
Invesco Van Kampen V.I. Mid Cap Value                      268            --
Ivy Funds VIP Asset Strategy                         2,670,129            --
Ivy Funds VIP Balanced                               5,477,796     6,076,890
Ivy Funds VIP Core Equity                              361,104       411,557

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2009

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                       2010         2009
                                                    ----------   -----------
Ivy Funds VIP Global Natural Resources              $   27,273   $        --
Ivy Funds VIP Growth                                 8,282,490     9,311,775
Ivy Funds VIP International Growth                   7,481,063       276,663
Ivy Funds VIP International Value                      260,024     8,253,414
Ivy Funds VIP Micro-Cap Growth                         714,191       732,906
Ivy Funds VIP Mid Cap Growth                               280            --
Ivy Funds VIP Science & Technology                     314,930       347,830
Ivy Funds VIP Small Cap Growth                       3,726,075     3,940,247
Ivy Funds VIP Small Cap Value                        2,684,634     2,865,798
Ivy Funds VIP Value                                  2,564,552     2,762,075
Janus Aspen Balanced                                   225,319       162,557
Janus Aspen Forty                                    1,835,921     2,053,760
Janus Aspen Overseas                                 4,239,002     4,249,536
Janus Aspen Mid Cap Value                                8,415            --
MFS Investors Growth Stock                             514,271       477,033
MFS Mid Cap Growth                                      49,204        48,190
MFS New Discovery                                      489,423       505,661
MFS Value                                            1,970,459     1,918,713
Neuberger AMT Socially Responsive                          761            --
Oppenheimer Capital Appreciation                       192,843       237,451
Oppenheimer High Income                                636,540       612,401
Oppenheimer Main Street Small Cap                          266            --
Oppenheimer International Growth                       462,064       480,561
PIMCO Funds VIT Low Duration                            17,910            --
PIMCO Funds VIT Total Return                            90,935            --
Putnam VT Growth and Income                             30,806        31,316
Putnam VT International Equity                         287,874       352,033
Putnam VT New Opportunities                            133,423        14,206
Putnam VT Equity Income                                 13,190       151,473
Putnam VT Voyager                                       65,353        40,496
Van Kampen UIF Emerging Markets Equity                   4,745            --

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS

The Account adopted Financial Accounting Standards Board (FASB) ASC 820, Fair Value Measurements, effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

The fair value of the Account's financial assets and financial liabilities has been determined using available market information as of December 31, 2010 and 2009. Although the Account is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2009

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS - CONTINUED

value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

The Account is required to categorize its financial assets and financial liabilities recorded on the balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

For the year ended December 31, 2010, all investments in the Account were valued using Level 1 inputs. There were no Level 2 or Level 3 inputs used to value the investments during the period.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2009

(5)  INVESTMENT TRANSACTIONS

     The Account's purchases of the Underlying Fund's shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 2010:

     Advantus Bond Class 2                               $ 6,515,978
     Advantus Money Market                                21,080,480
     Advantus Index 500 Class 2                            8,172,033
     Advantus Mortgage Securities Class 2                  1,294,546
     Advantus International Bond Class 2                   3,405,347
     Advantus Index 400 Mid-Cap Class 2                    3,131,057
     Advantus Real Estate Securities Class 2               1,817,816
     Invesco V.I. Basic Balanced                              97,447
     Invesco V.I. Capital Appreciation                       480,587
     Invesco V.I. Core Equity                                372,209
     Invesco V.I. Small Cap Equity                           472,707
     Alliance Bernstein International Value                  167,697
     American Century Income and Growth                      271,723
     American Century Inflation Protection                 1,388,503
     American Century Ultra                                2,431,060
     American Century Value                                3,269,840
     Credit Suisse Trust International Equity Flex III       434,859
     Fidelity High Income                                    664,622
     Fidelity VIP Contrafund                               8,677,373
     Fidelity VIP Equity-Income                            3,574,543
     Fidelity VIP Mid-Cap                                  2,131,572
     Franklin Small Cap Value                                406,008
     Franklin Small Mid Cap                                  648,587
     Franklin Large Cap Growth Securities                    504,502
     Franklin Mutual Shares Securities                     1,056,343
     Templeton Developing Markets Securities               7,845,570
     Templeton Global Asset Allocation                     1,385,724
     Goldman Sachs VIT Government Income                     768,952
     Ibbotson Aggressive Growth                            1,731,179
     Ibbotson Balanced                                     1,126,952
     Ibbotson Conservative                                   152,603
     Ibbotson Growth                                       3,844,980
     Ibbotson Income and Growth                              700,961
     Invesco Van Kampen V.I. Capital Growth                   10,710
     Invesco Van Kampen V.I. Comstock                        608,288
     Invesco Van Kampen V.I. Growth and Income                33,366
     Invesco Van Kampen V.I. Mid Cap Value                    37,681
     Ivy Funds VIP Asset Strategy                         11,430,349
     Ivy Funds VIP Balanced                                6,057,170
     Ivy Funds VIP Core Equity                               715,112
     Ivy Funds VIP Global Natural Resources                1,465,042
     Ivy Funds VIP Growth                                  3,290,864
     Ivy Funds VIP International Growth                    1,190,984
     Ivy Funds VIP International Value                     5,213,420
     Ivy Funds VIP Micro-Cap Growth                        1,136,049

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2009

(5) INVESTMENT TRANSACTIONS - CONTINUED

    Ivy Funds VIP Mid Cap Growth                            710,189
    Ivy Funds VIP Science & Technology                      931,190
    Ivy Funds VIP Small Cap Growth                          961,090
    Ivy Funds VIP Small Cap Value                         1,899,679
    Ivy Funds VIP Value                                   1,291,581
    Janus Aspen Balanced                                  1,444,636
    Janus Aspen Forty                                     2,174,552
    Janus Aspen Overseas                                 13,328,321
    Janus Aspen Mid Cap Value                               481,405
    MFS Investors Growth Stock                            1,648,123
    MFS Mid Cap Growth                                      408,423
    MFS New Discovery                                     1,478,642
    MFS Value                                             5,872,615
    Neuberger AMT Socially Responsive                        17,025
    Oppenheimer Capital Appreciation                        351,142
    Oppenheimer High Income                               1,654,327
    Oppenheimer Main Street Small Cap                        85,170
    Oppenheimer International Growth                      1,470,074
    PIMCO Funds VIT Low Duration                          1,587,522
    PIMCO Funds VIT Total Return                          5,058,977
    Putnam VT Growth and Income                             129,419
    Putnam VT International Equity                          820,284
    Putnam VT Multi-Cap Growth                              105,605
    Putnam VT Equity Income                                 617,233
    Putnam VT Voyager                                     1,149,844
    Morgan Stanley UIF Emerging Markets Equity              380,466

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2009

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-account for the years ended December 31, 2010 and 2009 were as follows:

                                                             SEGREGATED SUB-ACCOUNTS
                                         --------------------------------------------------------------
                                                                               ADVANTUS      ADVANTUS
                                          ADVANTUS     ADVANTUS     ADVANTUS   MORTGAGE   INTERNATIONAL
                                            BOND        MONEY      INDEX 500  SECURITIES       BOND
                                          CLASS 2       MARKET      CLASS 2     CLASS 2      CLASS 2
                                         ----------  -----------  ----------  ----------  -------------
Units outstanding at
   December 31, 2008                     32,367,758   14,755,260  42,812,409  14,600,373   14,947,162
      Contract purchase
         payments                         2,501,818   10,466,063   1,703,114     497,689    2,113,304
      Contract terminations, withdrawal
         payments and charges            (2,545,697) (11,086,755) (4,360,251) (2,152,287)  (1,666,462)
                                         ----------  -----------  ----------  ----------   ----------
Units outstanding at
   December 31, 2009                     32,323,879   14,134,568  40,155,272  12,945,775   15,394,004
      Contract purchase
         payments                         1,908,986    9,542,341   1,688,277     359,432    1,660,736
      Contract terminations, withdrawal
         payments and charges            (3,392,791)  (9,409,903) (5,867,295) (1,676,530)  (2,251,743)
                                         ----------  -----------  ----------  ----------   ----------
Units outstanding at
   December 31, 2010                     30,840,074   14,267,006  35,976,254  11,628,677   14,802,997
                                         ==========  ===========  ==========  ==========   ==========

                                                               SEGREGATED SUB-ACCOUNTS
                                         ------------------------------------------------------------------
                                          ADVANTUS     ADVANTUS
                                          INDEX 400  REAL ESTATE  INVESCO V.I.   INVESCO V.I.  INVESCO V.I.
                                           MID-CAP    SECURITIES      BASIC        CAPITAL         CORE
                                           CLASS 2     CLASS 2      BALANCED     APPRECIATION     EQUITY
                                         ----------  -----------  ------------  -------------  ------------
Units outstanding at
   December 31, 2008                     26,808,963   16,540,633     701,015      3,761,199       400,245
      Contract purchase
         payments                         3,091,606    2,844,559      94,990        646,651        87,136
      Contract terminations, withdrawal
         payments and charges            (2,347,717)  (2,098,411)   (185,800)      (570,027)      (91,870)
                                         ----------   ----------    --------      ---------       -------
Units outstanding at
   December 31, 2009                     27,552,852   17,286,781     610,205      3,837,823       395,511
      Contract purchase
         payments                         1,500,446      774,993      76,056        385,509       249,714
      Contract terminations, withdrawal
         payments and charges            (3,209,973)  (2,419,455)   (112,796)      (588,095)      (96,396)
                                         ----------   ----------    --------      ---------       -------
Units outstanding at
   December 31, 2010                     25,843,325   15,642,319     573,465      3,635,237       548,829
                                         ==========   ==========    ========      =========       =======

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2010

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                              SEGREGATED SUB-ACCOUNTS
                                         ----------------------------------------------------------------
                                                          ALLIANCE      AMERICAN    AMERICAN
                                         INVESCO V.I.    BERNSTEIN       CENTURY    CENTURY     AMERICAN
                                          SMALL CAP    INTERNATIONAL     INCOME    INFLATION     CENTURY
                                            EQUITY         VALUE       AND GROWTH  PROTECTION     ULTRA
                                         ------------  -------------  -----------  ----------  ----------
Units outstanding at
   December 31, 2008                            --             --      1,452,770          --   22,605,592
      Contract purchase
         payments                               --             --        411,303          --    2,349,303
      Contract terminations, withdrawal
         payments and charges                   --             --       (576,005)         --   (2,153,265)
                                           -------        -------      ---------   ---------   ----------
Units outstanding at
   December 31, 2009                            --             --      1,288,068          --   22,801,630
      Contract purchase
         payments                          525,241        163,007        196,330   1,356,234    2,015,095
      Contract terminations, withdrawal
         payments and charges              (40,431)          (753)      (231,869)   (248,426)  (3,164,714)
                                           -------        -------      ---------   ---------   ----------
Units outstanding at
   December 31, 2010                       484,810        162,254      1,252,529   1,107,808   21,652,011
                                           =======        =======      =========   =========   ==========

                                                                SEGREGATED SUB-ACCOUNTS
                                         --------------------------------------------------------------------
                                                     CREDIT SUISSE
                                                         TRUST
                                          AMERICAN   INTERNATIONAL  FIDELITY VIP
                                          CENTURY     EQUITY FLEX       HIGH      FIDELITY VIP  FIDELITY VIP
                                           VALUE          III          INCOME      CONTRAFUND   EQUITY-INCOME
                                         ----------  -------------  ------------   -----------  -------------
Units outstanding at
   December 31, 2008                     12,753,262    5,602,851            --      58,671,682   57,967,038
      Contract purchase
         payments                         2,455,325      862,212            --       3,934,913    5,747,744
      Contract terminations, withdrawal
         payments and charges            (1,235,556)  (1,440,501)           --      (7,425,759)  (5,545,802)
                                         ----------   ----------      --------     -----------   ----------
Units outstanding at
   December 31, 2009                     13,973,031    5,024,562            --      55,180,836   58,168,980
      Contract purchase
         payments                         1,974,592      835,224       615,371       6,364,799    2,182,158
      Contract terminations, withdrawal
         payments and charges            (1,615,637)    (802,908)      (17,892)    (13,300,504)  (6,744,871)
                                         ----------   ----------      --------     -----------   ----------
Units outstanding at
   December 31, 2010                     14,331,986    5,056,878       597,479      48,245,131   53,606,267
                                         ==========   ==========      ========     ===========   ==========

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2010

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                             SEGREGATED SUB-ACCOUNTS
                                         --------------------------------------------------------------
                                                                               FRANKLIN
                                                        FRANKLIN    FRANKLIN   LARGE CAP    FRANKLIN
                                         FIDELITY VIP  SMALL CAP   SMALL MID    GROWTH    MUTUAL SHARES
                                           MID-CAP       VALUE     CAP VALUE  SECURITIES   SECURITIES
                                         ------------  ---------  ----------  ----------  -------------
Units outstanding at
   December 31, 2008                      23,213,666         --   26,344,364   2,728,781   10,738,837
      Contract purchase
         payments                          1,292,546         --    2,293,841     593,602      917,134
      Contract terminations, withdrawal
         payments and charges             (3,333,278)        --   (2,508,163)   (601,878)  (2,331,707)
                                          ----------    -------   ----------   ---------   ----------
Units outstanding at
   December 31, 2009                      21,172,934         --   26,130,042   2,720,505    9,324,264
      Contract purchase
         payments                            751,780    467,319      816,459     375,689      602,937
      Contract terminations, withdrawal
         payments and charges             (2,874,248)   (38,222)  (4,347,153)   (901,455)  (1,319,532)
                                          ----------    -------   ----------   ---------   ----------
Units outstanding at
   December 31, 2010                      19,050,466    429,097   22,599,348   2,194,739    8,607,669
                                          ==========    =======   ==========   =========   ==========

                                                           SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------
                                         TEMPLETON                   GOLDMAN
                                         DEVELOPING    TEMPLETON    SACHS VIT   IBBOTSON
                                          MARKETS    GLOBAL ASSET  GOVERNMENT  AGGRESSIVE   IBBOTSON
                                         SECURITIES   ALLOCATION     INCOME      GROWTH     BALANCED
                                         ----------  ------------  ----------  ----------  ---------
Units outstanding at
   December 31, 2008                     16,147,893    7,741,317          --          --          --
      Contract purchase
         payments                         2,051,480      867,155          --          --          --
      Contract terminations, withdrawal
         payments and charges            (2,006,092)  (1,209,292)         --          --          --
                                         ----------   ----------    --------   ---------     -------
Units outstanding at
   December 31, 2009                     16,193,281    7,399,180          --          --          --
      Contract purchase
         payments                         2,809,860       58,872     739,415   1,714,552   1,099,605
      Contract terminations, withdrawal
         payments and charges            (2,352,064)  (7,458,052)   (186,010)    (11,801)    (11,218)
                                         ----------   ----------    --------   ---------   ---------
Units outstanding at
   December 31, 2010                     16,651,077           --     553,405   1,702,751   1,088,387
                                         ==========   ==========    ========   =========   =========

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2010

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                              SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------
                                                                                 INVESCO
                                                                   IBBOTSON    VAN KAMPEN       INVESCO
                                           IBBOTSON     IBBOTSON    INCOME    V.I. CAPITAL    VAN KAMPEN
                                         CONSERVATIVE    GROWTH   AND GROWTH      GROWTH     V.I. COMSTOCK
                                         ------------  ---------  ----------  ------------  --------------
Units outstanding at
   December 31, 2008                             --           --         --          --              --
      Contract purchase
         payments                                --           --         --          --              --
      Contract terminations, withdrawal
         payments and charges                    --           --         --          --              --
                                            -------    ---------    -------      ------         -------
Units outstanding at
   December 31, 2009                             --           --         --          --              --
      Contract purchase
         payments                           152,202    4,100,658    689,873      11,201         648,657
      Contract terminations, withdrawal
         payments and charges               (69,781)     (36,970)    (2,775)     (3,883)        (35,085)
                                            -------    ---------    -------      ------         -------
Units outstanding at
   December 31, 2010                         82,421    4,063,688    687,098       7,318         613,572
                                            =======    =========    =======      ======         =======

                                                                 SEGREGATED SUB-ACCOUNTS
                                         ----------------------------------------------------------------------
                                           INVESCO      INVESCO
                                          VAN KAMPEN   VAN KAMPEN   IVY FUNDS VIP
                                         V.I. GROWTH  V.I. MID CAP      ASSET      IVY FUNDS VIP  IVY FUNDS VIP
                                          AND INCOME     VALUE        STRATEGY       BALANCED      CORE EQUITY
                                         -----------  ------------  -------------  -------------  -------------
Units outstanding at
   December 31, 2008                            --           --       26,528,268     30,478,405     9,214,311
      Contract purchase
         payments                               --           --        7,966,784        629,826       587,440
      Contract terminations, withdrawal
         payments and charges                   --           --       (3,328,080)    (3,163,281)   (1,604,786)
                                            ------      -------       ----------     ----------    ----------
Units outstanding at
   December 31, 2009                            --           --       31,166,972     27,944,950     8,196,965
      Contract purchase
         payments                           35,787       38,982        4,669,476        451,319       594,475
      Contract terminations, withdrawal
         payments and charges               (1,838)     (18,824)      (8,053,504)    (3,029,141)   (1,576,470)
                                            ------      -------       ----------     ----------    ----------
Units outstanding at
   December 31, 2010                        33,949       20,158       27,782,944     25,367,128     7,214,970
                                            ======      =======       ==========     ==========    ==========

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2010

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                   SEGREGATED SUB-ACCOUNTS
                                         --------------------------------------------------------------------------
                                         IVY FUNDS VIP                  IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                         GLOBAL NATURAL  IVY FUNDS VIP  INTERNATIONAL  INTERNATIONAL    MICRO-CAP
                                           RESOURCES         GROWTH         GROWTH         VALUE         GROWTH
                                         --------------  -------------  -------------  -------------  -------------
Units outstanding at
   December 31, 2008                               --     47,819,126      3,813,601     44,068,793      8,992,158
      Contract purchase
         payments                                  --      1,329,033        511,172      1,407,033        754,050
      Contract terminations, withdrawal
         payments and charges                      --     (3,963,943)      (871,525)    (3,649,611)    (1,241,843)
                                            ---------     ----------      ---------     ----------     ----------
Units outstanding at
   December 31, 2009                               --     45,184,216      3,453,248     41,826,215      8,504,365
      Contract purchase
         payments                           1,560,681        657,965        751,232        797,688        613,017
      Contract terminations, withdrawal
         payments and charges                (105,706)    (5,174,229)      (572,105)    (4,257,691)    (1,345,679)
                                            ---------     ----------      ---------     ----------     ----------
Units outstanding at
   December 31, 2010                        1,454,975     40,667,952      3,632,375     38,366,212      7,771,703
                                            =========     ==========      =========     ==========     ==========

                                                                  SEGREGATED SUB-ACCOUNTS
                                         -------------------------------------------------------------------------
                                         IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                            MID CAP       SCIENCE &      SMALL CAP      SMALL CAP    IVY FUNDS VIP
                                             GROWTH       TECHNOLOGY      GROWTH          VALUE          VALUE
                                         -------------  -------------  -------------  -------------  -------------
Units outstanding at
   December 31, 2008                              --      3,552,268     35,258,804     31,865,580     25,846,418
      Contract purchase
         payments                                 --      1,377,883      1,366,500      2,602,699        951,586
      Contract terminations, withdrawal
         payments and charges                     --     (1,061,866)    (3,276,310)    (3,790,604)    (2,808,091)
                                            --------     ----------     ----------     ----------     ----------
Units outstanding at
   December 31, 2009                              --      3,868,285     33,348,994     30,677,675     23,989,913
      Contract purchase
         payments                            741,274        407,092        410,723      1,010,189        346,898
      Contract terminations, withdrawal
         payments and charges               (684,179)    (1,049,342)    (3,710,076)    (4,413,086)    (3,250,392)
                                            --------     ----------     ----------     ----------     ----------
Units outstanding at
   December 31, 2010                          57,095      3,226,035     30,049,641     27,274,778     21,086,419
                                            ========     ==========     ==========     ==========     ==========

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2010

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                             SEGREGATED SUB-ACCOUNTS
                                         --------------------------------------------------------------
                                           JANUS       JANUS                  JANUS ASPEN       MFS
                                           ASPEN       ASPEN     JANUS ASPEN    MID CAP      INVESTORS
                                          BALANCED     FORTY       OVERSEAS      VALUE     GROWTH STOCK
                                         ----------  ----------  -----------  -----------  ------------
Units outstanding at
   December 31, 2008                      1,781,404  45,132,303   53,825,177         --     3,341,338
      Contract purchase
         payments                         1,329,337   5,388,977    6,438,482         --     2,234,463
      Contract terminations, withdrawal
         payments and charges              (360,339) (4,903,917)  (5,557,702)        --      (467,359)
                                          ---------  ----------   ----------    -------     ---------
Units outstanding at
   December 31, 2009                      2,750,402  45,617,363   54,705,957         --     5,108,442
      Contract purchase
         payments                           818,794   2,180,442    7,812,444    520,181     1,256,283
      Contract terminations, withdrawal
         payments and charges              (500,462) (6,781,829)  (8,456,437)   (42,472)     (760,374)
                                          ---------  ----------   ----------    -------     ---------
Units outstanding at
   December 31, 2010                      3,068,734  41,015,976   54,061,964    477,709     5,604,351
                                          =========  ==========   ==========    =======     =========

                                                           SEGREGATED SUB-ACCOUNTS
                                         ----------------------------------------------------------
                                                                           NEUBERGER
                                            MFS        MFS                    AMT       OPPENHEIMER
                                          MID CAP      NEW         MFS      SOCIALLY      CAPITAL
                                          GROWTH    DISCOVERY     VALUE    RESPONSIVE  APPRECIATION
                                         --------  ----------  ----------  ----------  ------------
Units outstanding at
   December 31, 2008                      555,540   6,341,942  17,869,032        --      4,098,352
      Contract purchase
         payments                         277,205   1,327,791   6,380,149        --        363,906
      Contract terminations, withdrawal
         payments and charges            (209,653) (1,221,040) (1,680,119)       --     (1,045,510)
                                         --------  ----------  ----------    ------     ----------
Units outstanding at
   December 31, 2009                      623,092   6,448,693  22,569,062        --      3,416,748
      Contract purchase
         payments                         334,077     860,904   3,499,730    18,025        283,658
      Contract terminations, withdrawal
         payments and charges            (213,089) (1,813,083) (2,690,436)   (1,792)      (855,891)
                                         --------  ----------  ----------    ------     ----------
Units outstanding at
   December 31, 2010                      744,080   5,496,514  23,378,356    16,233      2,844,515
                                         ========  ==========  ==========    ======     ==========

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2010

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                              SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------
                                                      OPPENHEIMER   OPPENHEIMER   PIMCO FUNDS  PIMCO FUNDS
                                         OPPENHEIMER  MAIN STREET  INTERNATIONAL    VIT LOW     VIT TOTAL
                                         HIGH INCOME   SMALL CAP       GROWTH       DURATION     RETURN
                                         -----------  -----------  -------------  -----------  -----------
Units outstanding at
   December 31, 2008                      14,704,473         --      5,109,852            --           --
      Contract purchase
         payments                         14,190,717         --        770,756            --           --
      Contract terminations, withdrawal
         payments and charges             (2,290,716)        --       (920,256)           --           --
                                          ----------    -------      ---------     ---------    ---------
Units outstanding at
   December 31, 2009                      26,604,474         --      4,960,352            --           --
      Contract purchase
         payments                          3,001,252     87,862        614,301     1,555,488    4,748,410
      Contract terminations, withdrawal
         payments and charges             (4,944,618)   (16,003)      (633,491)     (226,701)     (91,851)
                                          ----------    -------      ---------     ---------    ---------
Units outstanding at
   December 31, 2010                      24,661,108     71,859      4,941,162     1,328,787    4,656,559
                                          ==========    =======      =========     =========    =========

                                                           SEGREGATED SUB-ACCOUNTS
                                         ----------------------------------------------------------
                                          PUTNAM VT    PUTNAM VT    PUTNAM VT  PUTNAM VT
                                         GROWTH AND  INTERNATIONAL  MULTI-CAP   EQUITY    PUTNAM VT
                                           INCOME        EQUITY       GROWTH     INCOME    VOYAGER
                                         ----------  -------------  ---------  ---------  ---------
Units outstanding at
   December 31, 2008                       449,691     3,834,704     169,100   2,012,597    412,653
      Contract purchase
         payments                           85,841     1,067,019      98,500     283,964    742,139
      Contract terminations, withdrawal
         payments and charges             (109,714)   (1,037,385)    (83,642)   (421,699)  (282,573)
                                          --------    ----------     -------   ---------   --------
Units outstanding at
   December 31, 2009                       425,818     3,864,338     183,958   1,874,862    872,219
      Contract purchase
         payments                           97,663       416,442      71,399     472,763    717,551
      Contract terminations, withdrawal
         payments and charges             (116,704)     (633,599)    (95,976)   (547,501)  (371,984)
                                          --------    ----------     -------   ---------  ---------
Units outstanding at
   December 31, 2010                       406,777     3,647,181     159,381   1,800,124  1,217,786
                                          ========    ==========     =======   =========  =========

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2010

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                         SEGREGATED SUB-ACCOUNTS
                                         -----------------------
                                              MORGAN STANLEY
                                               UIF EMERGING
                                                 MARKETS
                                                  EQUITY
                                              --------------
Units outstanding at
   December 31, 2008                                 --
      Contract purchase
         payments                                    --
      Contract terminations, withdrawal
         payments and charges                        --
                                               --------
Units outstanding at
   December 31, 2009                                 --
      Contract purchase
         payments                               370,749
      Contract terminations, withdrawal
         payments and charges                   (66,683)
                                               --------
Units outstanding at
   December 31, 2010                            304,066
                                               ========

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7)  FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, ratios, and total return for variable life policies for the years ended December 31, 2010, 2009, 2008, 2007 and 2006 is as follows:

                                                                 AT DECEMBER 31                FOR THE YEARS ENDED DECEMBER 31
                                                   -----------------------------------------  -----------------------------------
                                                      UNITS                                    INVESTMENT     EXPENSE     TOTAL
                                                   OUTSTANDING  UNIT FAIR VALUE  NET ASSETS   INCOME RATIO*    RATIO**  RETURN***
                                                   -----------------------------------------  -----------------------------------
Advantus Bond Class 2
   2010                                            30,840,074        3.67        113,053,023       0.00%        0.50%      8.81%
   2009                                            32,323,879        3.37        108,840,136       0.00%        0.50%     14.99%
   2008                                            32,367,758        2.93         94,779,664       0.00%        0.50%    -13.95%
   2007                                            31,796,827        3.40        108,203,974       0.00%        0.50%      1.78%
   2006                                            28,432,771        3.34         95,062,125       0.00%        0.50%      4.13%

Advantus Money Market
   2010                                            14,267,006        2.21         31,493,253       0.04%        0.50%     -0.36%
   2009                                            14,134,568        2.22         31,354,281       0.27%        0.50%     -0.23%
   2008                                            14,755,260        2.22         32,806,975       2.07%        0.50%      1.55%
   2007                                            15,969,579        2.19         34,966,066       4.51%        0.50%      4.11%
   2006                                            17,389,047        2.10         36,580,360       4.34%        0.50%      3.87%

Advantus Index 500 Class 2
   2010                                            35,976,254        5.56        199,966,724       0.00%        0.50%     13.97%
   2009                                            40,155,272        4.88        195,842,194       0.00%        0.50%     25.24%
   2008                                            42,812,409        3.89        166,719,533       0.00%        0.50%    -37.52%
   2007                                            42,668,579        6.23        265,942,080       0.00%        0.50%      4.50%
   2006                                            45,615,886        5.96        272,075,179       0.00%        0.50%     14.66%

Advantus Mortgage Securities Class 2
   2010                                            11,628,677        3.85         44,821,569       0.00%        0.50%      5.68%
   2009                                            12,945,775        3.63         46,974,800       0.00%        0.50%      7.51%
   2008                                            14,600,373        3.38         49,276,902       0.00%        0.50%    -13.40%
   2007                                            16,229,702        3.90         63,252,960       0.00%        0.50%      2.68%
   2006                                            16,203,109        3.80         61,503,778       0.00%        0.50%      4.82%

Advantus International Bond Class 2
   2010                                            14,802,997        2.21         32,737,160       0.00%        0.50%     13.33%
   2009                                            15,394,004        1.95         30,038,590       0.00%        0.50%     16.97%
   2008                                            14,947,162        1.67         24,935,350       0.00%        0.50%      3.70%
   2007                                            12,101,028        1.61         19,465,936       0.00%        0.50%      8.88%
   2006                                             9,079,844        1.48         13,414,245       0.00%        0.50%      3.47%

Advantus Index 400 Mid-Cap Class 2
   2010                                            25,843,325        2.52         65,091,676       0.00%        0.50%     25.30%
   2009                                            27,552,852        2.01         55,384,180       0.00%        0.50%     35.75%
   2008                                            26,808,963        1.48         39,696,448       0.00%        0.50%    -36.86%
   2007                                            24,458,556        2.35         57,356,157       0.00%        0.50%      6.90%
   2006                                            22,048,746        2.19         48,365,918       0.00%        0.50%      9.24%

Advantus Real Estate Securities Class 2
   2010                                            15,642,319        2.80         43,753,941       0.00%        0.50%     28.27%
   2009                                            17,286,781        2.18         37,697,184       0.00%        0.50%     23.97%
   2008                                            16,540,633        1.76         29,096,009       0.00%        0.50%    -36.59%
   2007                                            15,911,144        2.77         44,140,450       0.00%        0.50%    -16.18%
   2006                                            15,684,940        3.31         51,913,767       0.00%        0.50%     29.98%

Invesco V.I. Basic Balanced
   2010                                               573,465        1.22            702,190       1.75%        0.50%      7.23%
   2009                                               610,205        1.14            696,761       5.04%        0.50%     32.88%
   2008                                               701,015        0.86            602,395       4.75%        0.50%    -38.76%
   2007                                               657,549        1.40            922,708       2.90%        0.50%      1.43%
   2006                                               608,034        1.38            841,198       1.83%        0.50%      9.71%

Invesco V.I. Capital Appreciation
   2010                                             3,635,237        1.38          5,001,812       0.53%        0.50%     14.63%
   2009                                             3,837,823        1.20          4,606,567       0.29%        0.50%     20.12%
   2008                                             3,761,199        1.00          3,758,553       0.00%        0.50%    -42.91%
   2007                                             3,533,837        1.75          6,185,840       0.00%        0.50%     11.17%
   2006                                             2,664,802        1.57          4,195,865       0.00%        0.50%      8.46%

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7)  FINANCIAL HIGHLIGHTS - CONTINUED

                                                                 AT DECEMBER 31                FOR THE YEARS ENDED DECEMBER 31
                                                   -----------------------------------------  -----------------------------------
                                                      UNITS                                    INVESTMENT     EXPENSE     TOTAL
                                                   OUTSTANDING  UNIT FAIR VALUE  NET ASSETS   INCOME RATIO*    RATIO**  RETURN***
                                                   -----------------------------------------  -----------------------------------
Invesco V.I. Core Equity
   2010                                               548,829        1.54            843,795       0.87%        0.50%      8.70%
   2009                                               395,511        1.41            559,388       1.62%        0.50%     27.34%
   2008                                               400,245        1.11            444,529       2.24%        0.50%    -30.67%
   2007                                               329,800        1.60            528,323       0.84%        0.50%      7.34%
   2006                                               348,737        1.49            520,464       1.26%        0.50%     14.40%

Invesco V.I. Small Cap Equity
   2010  (a)                                          484,810        1.09            527,258       0.00%        0.50%     11.83%

Alliance Bernstein International Value
   2010  (a)                                          162,254        1.04            169,360       6.82%        0.50%      4.27%

American Century Income and Growth
   2010                                             1,252,529        1.44          1,801,645       1.27%        0.50%     13.29%
   2009                                             1,288,068        1.27          1,635,378       4.41%        0.50%     17.19%
   2008                                             1,452,770        1.08          1,573,967       1.73%        0.50%    -35.06%
   2007                                             1,489,237        1.67          2,484,339       1.56%        0.50%     -0.93%
   2006                                             1,321,990        1.68          2,226,085       1.65%        0.50%     16.23%

American Century Inflation Protection
   2010  (a)                                        1,107,808        1.02          1,135,263       0.87%        0.50%      2.07%

American Century Ultra
   2010                                            21,652,011        1.37         29,687,533       0.36%        0.50%     15.24%
   2009                                            22,801,630        1.19         27,128,810       0.17%        0.50%     33.85%
   2008                                            22,605,592        0.89         20,093,759       0.00%        0.50%    -41.94%
   2007                                            20,997,043        1.53         32,145,200       0.00%        0.50%     20.24%
   2006                                            19,606,027        1.27         24,963,975       0.00%        0.50%     -3.87%

American Century Value
   2010                                            14,331,986        1.61         23,035,756       2.09%        0.50%     12.47%
   2009                                            13,973,031        1.43         19,968,274       5.19%        0.50%     19.13%
   2008                                            12,753,262        1.20         15,299,139       2.17%        0.50%    -27.17%
   2007                                            10,812,848        1.65         17,810,209       1.32%        0.50%     -5.78%
   2006                                             8,392,412        1.75         14,672,045       0.94%        0.50%     17.87%

Credit Suisse Trust International Equity Flex III
   2010                                             5,056,878        0.59          2,973,493       0.10%        0.50%     11.48%
   2009                                             5,024,562        0.53          2,645,754       2.45%        0.50%     31.31%
   2008                                             5,602,851        0.40          2,248,067       1.69%        0.50%    -47.02%
   2007                                             6,531,208        0.76          4,946,201       0.00%        0.50%     -4.44%
   2006                                             5,757,422        0.79          4,562,712       0.00%        0.50%     12.64%

Fidelity VIP High Income
   2010  (a)                                          597,479        1.07            639,838      13.26%        0.50%      7.09%

Fidelity VIP Contrafund
   2010                                            48,245,131        1.46         70,458,994       1.03%        0.50%     16.34%
   2009                                            55,180,836        1.26         69,267,582       1.18%        0.50%     34.79%
   2008                                            58,671,682        0.93         54,639,205       0.75%        0.50%    -42.98%
   2007                                            66,784,940        1.63        109,069,484       0.80%        0.50%     16.71%
   2006                                            59,047,241        1.40         82,622,650       1.01%        0.50%     10.88%

Fidelity VIP Equity-Income
   2010                                            53,606,267        1.33         71,362,749       1.60%        0.50%     14.34%
   2009                                            58,168,980        1.16         67,722,578       2.13%        0.50%     29.24%
   2008                                            57,967,038        0.90         52,220,211       2.51%        0.50%    -43.10%
   2007                                            51,583,267        1.58         81,664,787       1.76%        0.50%      0.76%
   2006                                            44,899,461        1.57         70,543,793       3.50%        0.50%     19.33%

Fidelity VIP Mid-Cap
   2010                                            19,050,466        3.01         57,411,722       0.29%        0.50%     27.93%
   2009                                            21,172,934        2.36         49,877,286       0.46%        0.50%     39.05%
   2008                                            23,213,666        1.69         39,325,974       0.25%        0.50%    -39.91%
   2007                                            24,330,092        2.82         68,590,134       0.60%        0.50%     14.76%
   2006                                            23,148,365        2.46         56,865,294       0.15%        0.50%     11.84%

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7)  FINANCIAL HIGHLIGHTS - CONTINUED

                                                                 AT DECEMBER 31                FOR THE YEARS ENDED DECEMBER 31
                                                   -----------------------------------------  -----------------------------------
                                                      UNITS                                    INVESTMENT     EXPENSE     TOTAL
                                                   OUTSTANDING  UNIT FAIR VALUE  NET ASSETS   INCOME RATIO*    RATIO**  RETURN***
                                                   -----------------------------------------  -----------------------------------
Franklin Small Cap Value
   2010  (a)                                          429,097        1.06            453,231       0.17%        0.50%      8.36%

Franklin Small Mid Cap
   2010                                            22,599,348        0.98         22,207,074       0.00%        0.50%     26.99%
   2009                                            26,130,042        0.77         20,220,686       0.00%        0.50%     42.86%
   2008                                            26,344,364        0.54         14,270,451       0.00%        0.50%    -42.78%
   2007                                            24,522,573        0.95         23,223,275       0.00%        0.50%     10.68%
   2006                                            24,364,019        0.86         20,846,047       0.00%        0.50%      8.15%

Franklin Large Cap Growth Securities
   2010                                             2,194,739        1.42          3,125,035       0.81%        0.50%     11.03%
   2009                                             2,720,505        1.28          3,488,832       1.37%        0.50%     29.09%
   2008                                             2,728,781        0.99          2,710,973       1.25%        0.50%    -34.86%
   2007                                             2,853,242        1.53          4,351,547       0.75%        0.50%      5.70%
   2006                                             2,703,202        1.44          3,900,482       0.74%        0.50%     10.35%

Franklin Mutual Shares Securities
   2010                                             8,607,669        1.57         13,486,745       1.57%        0.50%     10.64%
   2009                                             9,324,264        1.42         13,204,530       1.91%        0.50%     25.42%
   2008                                            10,738,837        1.13         12,125,510      -0.12%        0.50%    -37.42%
   2007                                            11,833,296        1.80         21,351,485       1.44%        0.50%      2.96%
   2006                                            10,707,711        1.75         18,765,092       2.01%        0.50%     17.79%

Templeton Developing Markets Securities
   2010                                            16,651,077        2.98         49,565,340       1.64%        0.50%     17.00%
   2009                                            16,193,281        2.55         41,198,559       4.09%        0.50%     71.73%
   2008                                            16,147,893        1.48         23,922,985       2.68%        0.50%    -52.94%
   2007                                            16,238,270        3.15         51,146,584       2.22%        0.50%     28.14%
   2006                                            15,409,147        2.46         37,876,666       1.10%        0.50%     27.45%

Goldman Sachs VIT Government Income
   2010  (a)                                          553,405        1.03            568,119       1.10%        0.50%      2.56%

Ibbotson Aggressive Growth
   2010  (a)                                        1,702,751        1.07          1,825,964       0.92%        0.50%      8.75%

Ibbotson Balanced
   2010  (a)                                        1,088,387        1.06          1,149,484       2.57%        0.50%      6.50%

Ibbotson Conservative
   2010  (a)                                           82,421        1.03             85,280       1.26%        0.50%      3.66%

Ibbotson Growth
   2010  (a)                                        4,063,688        1.06          4,327,389       0.96%        0.50%      7.79%

Ibbotson Income and Growth
   2010  (a)                                          687,098        1.05            718,494       1.21%        0.50%      5.09%

Invesco Van Kampen V.I. Capital Growth
   2010  (a)                                            7,318        1.08              7,907       0.00%        0.50%     10.23%

Invesco Van Kampen V.I. Comstock
   2010  (a)                                          613,572        1.06            651,131       0.00%        0.50%      7.79%

Invesco Van Kampen V.I. Growth and Income
   2010  (a)                                           33,949        1.02             34,785       0.00%        0.50%      3.91%

Invesco Van Kampen V.I. Mid Cap Value
   2010  (a)                                           20,158        1.05             21,227       0.48%        0.50%      6.82%

Ivy Funds VIP Asset Strategy
   2010                                            27,782,944        2.52         69,882,988       1.15%        0.50%      8.13%
   2009                                            31,166,972        2.33         72,498,327       0.36%        0.50%     24.42%
   2008                                            26,528,268        1.87         49,595,993       0.57%        0.50%    -26.17%
   2007                                            12,666,181        2.53         32,071,518       0.84%        0.50%     43.39%
   2006                                             7,348,909        1.77         12,976,999       3.38%        0.50%     19.55%

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7)  FINANCIAL HIGHLIGHTS - CONTINUED

                                                                 AT DECEMBER 31                FOR THE YEARS ENDED DECEMBER 31
                                                   -----------------------------------------  -----------------------------------
                                                      UNITS                                    INVESTMENT     EXPENSE     TOTAL
                                                   OUTSTANDING  UNIT FAIR VALUE  NET ASSETS   INCOME RATIO*    RATIO**  RETURN***
                                                   -----------------------------------------  -----------------------------------
Ivy Funds VIP Balanced
   2010                                            25,367,128        5.05        128,158,498       1.96%        0.50%     16.52%
   2009                                            27,944,950        4.34        121,161,457       2.04%        0.50%     12.66%
   2008                                            30,478,405        3.85        117,295,407       0.11%        0.50%    -21.39%
   2007                                            32,066,074        4.90        156,986,403       1.36%        0.50%     13.10%
   2006                                            35,143,905        4.33        152,131,716       1.39%        0.50%     10.66%

Ivy Funds VIP Core Equity
   2010                                             7,214,970        1.25          9,013,733       0.98%        0.50%     20.29%
   2009                                             8,196,965        1.04          8,513,068       1.02%        0.50%     23.40%
   2008                                             9,214,311        0.84          7,754,771       0.18%        0.50%    -35.10%
   2007                                             9,900,066        1.30         12,837,187       0.61%        0.50%     13.46%
   2006                                            11,210,463        1.14         12,812,360       0.91%        0.50%     16.40%
Ivy Funds VIP Global Natural Resources
   2010  (a)                                        1,454,975        1.15          1,678,524       0.00%        0.50%     16.94%

Ivy Funds VIP Growth
   2010                                            40,667,952        4.14        168,545,572       0.63%        0.50%     12.02%
   2009                                            45,184,216        3.70        167,170,928       0.38%        0.50%     26.44%
   2008                                            47,819,126        2.93        139,923,698       0.00%        0.50%    -36.59%
   2007                                            48,713,027        4.61        224,795,488       0.00%        0.50%     25.18%
   2006                                            50,262,653        3.69        185,288,302       0.00%        0.50%      4.51%

Ivy Funds VIP International Growth
   2010                                             3,632,375        1.79          6,506,969       0.93%        0.50%     14.21%
   2009                                             3,453,248        1.57          5,416,221       1.59%        0.50%     26.26%
   2008                                             3,813,601        1.24          4,737,444       0.26%        0.50%    -42.44%
   2007                                             3,607,833        2.16          7,785,638       0.67%        0.50%     20.69%
   2006                                             2,824,272        1.79          5,050,029       0.71%        0.50%     20.38%

Ivy Funds VIP International Value
   2010                                            38,366,212        4.58        175,640,446       1.37%        0.50%     13.52%
   2009                                            41,826,215        4.03        168,669,429       3.57%        0.50%     36.28%
   2008                                            44,068,793        2.96        130,399,848       0.51%        0.50%    -42.55%
   2007                                            44,194,320        5.15        227,622,220       1.61%        0.50%      9.33%
   2006                                            45,220,859        4.71        213,037,472       2.46%        0.50%     28.97%

Ivy Funds VIP Micro-Cap Growth
   2010                                             7,771,703        2.42         18,810,862       0.00%        0.50%     40.15%
   2009                                             8,504,365        1.73         14,686,904       0.00%        0.50%     40.58%
   2008                                             8,992,158        1.23         11,046,335       0.00%        0.50%    -48.30%
   2007                                             9,175,500        2.38         21,799,584       0.00%        0.50%      5.95%
   2006                                             9,702,142        2.24         21,755,494       0.00%        0.50%     11.71%

Ivy Funds VIP Mid Cap Growth
   2010  (a)                                           57,095        1.17             66,680       0.16%        0.50%     18.58%

Ivy Funds VIP Science & Technology
   2010                                             3,226,035        2.09          6,730,318       0.00%        0.50%     12.19%
   2009                                             3,868,285        1.86          7,193,241       0.00%        0.50%     43.12%
   2008                                             3,552,268        1.30          4,615,331       0.00%        0.50%    -34.22%
   2007                                             3,419,740        1.98          6,754,502       0.00%        0.50%     23.74%
   2006                                             2,467,433        1.60          3,938,441       0.00%        0.50%      7.34%

Ivy Funds VIP Small Cap Growth
   2010                                            30,049,641        3.10         93,290,683       0.00%        0.50%     28.21%
   2009                                            33,348,994        2.42         80,755,788       0.42%        0.50%     34.05%
   2008                                            35,258,804        1.81         63,692,730       0.00%        0.50%    -39.48%
   2007                                            35,978,086        2.98        107,389,245       0.00%        0.50%     12.95%
   2006                                            37,532,467        2.64         99,187,173       0.00%        0.50%      4.53%

Ivy Funds VIP Small Cap Value
   2010                                            27,274,778        2.26         61,672,389       0.07%        0.50%     25.78%
   2009                                            30,677,675        1.80         55,148,073       0.00%        0.50%     28.50%
   2008                                            31,865,580        1.40         44,577,545       0.19%        0.50%    -26.50%
   2007                                            35,656,467        1.90         67,865,308       0.01%        0.50%     -4.61%
   2006                                            31,780,322        2.00         63,411,299       5.69%        0.50%     16.26%

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7)  FINANCIAL HIGHLIGHTS - CONTINUED

                                                                 AT DECEMBER 31                FOR THE YEARS ENDED DECEMBER 31
                                                   -----------------------------------------  -----------------------------------
                                                      UNITS                                    INVESTMENT     EXPENSE     TOTAL
                                                   OUTSTANDING  UNIT FAIR VALUE  NET ASSETS   INCOME RATIO*    RATIO**  RETURN***
                                                   -----------------------------------------  -----------------------------------
Ivy Funds VIP Value
   2010                                            21,086,419        2.77         58,352,182       0.90%        0.50%     18.12%
   2009                                            23,989,913        2.34         56,205,278       2.07%        0.50%     26.01%
   2008                                            25,846,418        1.86         48,055,609       0.25%        0.50%    -34.15%
   2007                                            27,161,314        2.82         76,683,379       0.93%        0.50%      1.39%
   2006                                            28,777,817        2.78         80,137,009       1.75%        0.50%     16.30%

Janus Aspen Balanced
   2010                                             3,068,734        1.72          5,274,184       2.61%        0.50%      7.58%
   2009                                             2,750,402        1.59          4,394,002       2.91%        0.50%     24.96%
   2008                                             1,781,404        1.28          2,277,582       2.59%        0.50%    -16.48%
   2007                                             1,094,227        1.53          1,675,018       2.32%        0.50%      9.73%
   2006                                               903,677        1.39          1,260,624       2.16%        0.50%      9.87%

Janus Aspen Forty
   2010                                            41,015,976        1.06         43,641,765       0.22%        0.50%      5.95%
   2009                                            45,617,363        1.00         45,812,468       0.01%        0.50%     45.29%
   2008                                            45,132,303        0.69         31,197,128       0.01%        0.50%    -44.59%
   2007                                            42,448,286        1.25         52,951,802       0.18%        0.50%     35.95%
   2006                                            41,234,371        0.92         37,834,481       0.15%        0.50%      8.57%

Janus Aspen Overseas
   2010                                            54,061,964        1.90        102,951,653       0.55%        0.50%     24.39%
   2009                                            54,705,957        1.53         83,748,771       0.41%        0.50%     78.18%
   2008                                            53,825,177        0.86         46,246,029       1.09%        0.50%    -52.47%
   2007                                            47,836,942        1.81         86,468,506       0.45%        0.50%     27.38%
   2006                                            43,834,766        1.42         62,203,774       1.94%        0.50%     45.90%

Janus Aspen Mid Cap Value
   2010  (a)                                          477,709        1.04            498,366       0.73%        0.50%      6.08%

MFS Investors Growth Stock
   2010                                             5,604,351        1.48          8,314,420       0.27%        0.50%     11.59%
   2009                                             5,108,442        1.33          6,791,445       0.38%        0.50%     38.40%
   2008                                             3,341,338        0.96          3,209,632       0.25%        0.50%    -37.30%
   2007                                             1,360,652        1.53          2,084,395       0.06%        0.50%     10.47%
   2006                                               637,951        1.39            884,683       0.00%        0.50%      6.77%

MFS Mid Cap Growth
   2010                                               744,080        1.44          1,072,539       0.00%        0.50%     28.56%
   2009                                               623,092        1.12            698,619       0.00%        0.50%     40.54%
   2008                                               555,540        0.80            443,186       0.00%        0.50%    -51.84%
   2007                                               650,165        1.66          1,076,880       0.00%        0.50%      8.96%
   2006                                               568,085        1.52            863,553       0.00%        0.50%      1.79%

MFS New Discovery
   2010                                             5,496,514        2.14         11,743,394       0.00%        0.50%     35.26%
   2009                                             6,448,693        1.58         10,185,023       0.00%        0.50%     62.11%
   2008                                             6,341,942        0.97          6,178,881       0.00%        0.50%    -39.82%
   2007                                             6,499,126        1.62         10,521,889       0.00%        0.50%      1.74%
   2006                                             6,366,556        1.59         10,131,253       0.00%        0.50%     12.30%

MFS Value
   2010                                            23,378,356        1.73         40,354,213       1.30%        0.50%     10.66%
   2009                                            22,569,062        1.56         35,203,968       1.18%        0.50%     21.84%
   2008                                            17,869,032        1.28         22,876,467       0.98%        0.50%    -33.08%
   2007                                            11,310,878        1.91         21,638,011       0.79%        0.50%      7.05%
   2006                                             8,571,026        1.79         15,316,170       1.54%        0.50%     19.91%

Neuberger AMT Socially Responsive
   2010  (a)                                           16,233        1.09             17,620       0.03%        0.50%      9.70%

Oppenheimer Capital Appreciation
   2010                                             2,844,515        1.40          3,989,657       0.00%        0.50%      8.60%
   2009                                             3,416,748        1.29          4,412,774       0.01%        0.50%     43.43%
   2008                                             4,098,352        0.90          3,690,268       0.00%        0.50%    -45.93%
   2007                                             4,375,649        1.67          7,287,086       0.01%        0.50%     13.29%
   2006                                             3,503,343        1.47          5,150,040       0.16%        0.50%      7.15%

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7)  FINANCIAL HIGHLIGHTS - CONTINUED

                                                                 AT DECEMBER 31                FOR THE YEARS ENDED DECEMBER 31
                                                   -----------------------------------------  -----------------------------------
                                                      UNITS                                    INVESTMENT     EXPENSE     TOTAL
                                                   OUTSTANDING  UNIT FAIR VALUE  NET ASSETS   INCOME RATIO*    RATIO**  RETURN***
                                                   -----------------------------------------  -----------------------------------
Oppenheimer High Income
   2010                                            24,661,108        0.40          9,876,085       5.97%        0.50%     13.87%
   2009                                            26,604,474        0.35          9,356,726       0.00%        0.50%     25.32%
   2008                                            14,704,473        0.28          4,125,778       6.85%        0.50%    -78.68%
   2007                                             8,612,276        1.32         11,339,685       6.36%        0.50%     -0.97%
   2006                                             6,502,420        1.33          8,645,366       6.24%        0.50%      8.68%

Oppenheimer Main Street Small Cap
   2010  (a)                                           71,859        1.06             75,866       0.00%        0.50%      8.33%

Oppenheimer International Growth
   2010                                             4,941,162        2.56         12,626,264       1.01%        0.50%     14.04%
   2009                                             4,960,352        2.24         11,114,404       1.15%        0.50%     38.36%
   2008                                             5,109,852        1.62          8,274,845       0.76%        0.50%    -43.36%
   2007                                             5,535,016        2.86         15,824,313       0.60%        0.50%     12.43%
   2006                                             4,049,635        2.54         10,297,708       0.29%        0.50%     28.61%

PIMCO Funds VIT Low Duration
   2010  (a)                                        1,328,787        1.02          1,360,177       1.20%        0.50%      2.25%

PIMCO Funds VIT Total Return
   2010  (a)                                        4,656,559        1.04          4,844,897       1.60%        0.50%      3.84%

Putnam VT Growth and Income
   2010                                               406,777        1.39            564,100       1.55%        0.50%     13.81%
   2009                                               425,818        1.22            518,863       2.65%        0.50%     29.16%
   2008                                               449,691        0.94            424,226       2.28%        0.50%    -39.00%
   2007                                               531,439        1.55            821,909       1.27%        0.50%     -6.51%
   2006                                               501,359        1.65            829,378       1.39%        0.50%     15.33%

Putnam VT International Equity
   2010                                             3,647,181        1.71          6,233,581       3.49%        0.50%      9.48%
   2009                                             3,864,338        1.56          6,032,981       0.00%        0.50%     24.01%
   2008                                             3,834,703        1.26          4,827,502       2.08%        0.50%    -44.23%
   2007                                             3,508,829        2.26          7,920,620       2.70%        0.50%      7.82%
   2006                                             3,345,884        2.09          7,004,707       0.58%        0.50%     27.08%

Putnam VT Multi-Cap Growth
   2010                                               159,381        1.61            257,184       0.34%        0.50%     18.96%
   2009                                               183,958        1.36            249,528       0.36%        0.50%     31.48%
   2008                                               169,101        1.03            174,459       0.00%        0.50%    -39.05%
   2007                                               205,313        1.69            347,534       0.00%        0.50%      5.21%
   2006                                               190,791        1.61            306,966       0.00%        0.50%      8.02%

Putnam VT Equity Income
   2010                                             1,800,124        1.36          2,448,267       1.95%        0.50%     12.05%
   2009                                             1,874,862        1.21          2,275,723       3.74%        0.50%     28.55%
   2008                                             2,012,597        0.94          1,898,970       1.87%        0.50%    -45.03%
   2007                                             2,180,598        1.72          3,743,102       1.18%        0.50%     -5.37%
   2006                                             2,613,009        1.81          4,739,433       0.76%        0.50%     15.44%

Putnam VT Voyager
   2010                                             1,217,786        1.76          2,140,175       1.15%        0.50%     20.20%
   2009                                               872,219        1.46          1,275,306       0.51%        0.50%     63.08%
   2008                                               412,653        0.90            369,976       0.00%        0.50%    -37.35%
   2007                                               449,180        1.43            642,777       0.00%        0.50%      4.99%
   2006                                               447,539        1.36            609,983       0.29%        0.50%      4.91%

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7)  FINANCIAL HIGHLIGHTS - CONTINUED

                                                                 AT DECEMBER 31                FOR THE YEARS ENDED DECEMBER 31
                                                   -----------------------------------------  -----------------------------------
                                                      UNITS                                    INVESTMENT     EXPENSE     TOTAL
                                                   OUTSTANDING  UNIT FAIR VALUE  NET ASSETS   INCOME RATIO*    RATIO**  RETURN***
                                                   -----------------------------------------  -----------------------------------
Morgan Stanley UIF Emerging Markets Equity
   2010  (a)                                          304,066        1.15            349,684       0.19%        0.50%     15.43%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividend by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** This ratio represents the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account.

*** These amounts represent the total return for the period indicated, including changed in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in the a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period.

(a) For the period from April 30, 2010 (Commencement of operations) to December 31, 2010.

              MINNESOTA LIFE INSURANCE COMPANY
                      AND SUBSIDIARIES


             Consolidated Financial Statements
                And Supplementary Schedules

             December 31, 2010, 2009 and 2008

         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Stockholder
Minnesota Life Insurance Company:



We have audited the accompanying consolidated balance sheets of Minnesota Life Insurance Company and subsidiaries (collectively, the Company) as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2010. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

As discussed in note 4 to the consolidated financial statements, the Company changed its method of accounting for other-than-temporary impairments of fixed maturity investment securities due to the adoption of FASB Staff Position No. FAS 115-2 and FAS 124-2, "Recognition and Presentation of Other-Than-Temporary Impairments," (included in FASB ASC Topic 320, "Investments-Debt and Equity Securities"), as of January 1, 2009.

/s/ KPMG

March 7, 2011

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     Consolidated Balance Sheets
                      December 31, 2010 and 2009
                            (In thousands)

ASSETS                                                                                 2010                         2009
                                                                                 --------------           --------------
Fixed maturity securities:
  Available-for-sale, at fair value (amortized cost $8,683,191 and $7,886,327)   $    9,140,051           $    7,965,268
Equity securities, at fair value (cost $185,274 and $242,238)                           216,820                  283,105
Mortgage loans, net                                                                   1,276,154                1,263,581
Finance receivables, net                                                                197,856                  190,925
Policy loans                                                                            339,127                  340,362
Alternative investments (cost $447,022 and $445,213)                                    506,294                  470,424
Fixed maturity securities on loan, at fair value
  (amortized cost $51,469 and $58,530)                                                   54,071                   58,891
Equity securities on loan, at fair value (cost $8,624 and $15,563)                       10,284                   19,362
Derivative instruments                                                                  165,290                   47,469
Other invested assets                                                                    59,688                   54,816
                                                                                 --------------           --------------
  Total investments                                                                  11,965,635               10,694,203

Cash and cash equivalents                                                               336,321                  325,482
Securities held as collateral                                                            33,274                   40,170
Deferred policy acquisition costs                                                       887,142                  892,801
Accrued investment income                                                               110,267                   97,172
Premiums and fees receivable                                                            166,377                  169,966
Property and equipment, net                                                              77,010                   79,013
Income tax recoverable:
  Current                                                                                     -                    5,472
Reinsurance recoverables                                                                903,743                  865,206
Goodwill and intangible assets, net                                                      43,977                   44,916
Other assets                                                                             72,807                   75,685
Separate account assets                                                              13,199,636               11,447,608
                                                                                 --------------           --------------
  Total assets                                                                   $   27,796,189           $   24,737,694
                                                                                  =============           ==============

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:

Policy and contract account balances                                             $    6,738,810            $   6,108,503
Future policy and contract benefits                                                   2,699,561                2,606,628
Pending policy and contract claims                                                      318,592                  313,027
Other policyholder funds                                                                743,387                  734,756
Policyholder dividends payable                                                           39,202                   41,481
Unearned premiums and fees                                                              207,966                  239,918
Pension and other postretirement benefits                                                12,033                  146,985
Income tax liability:
  Current                                                                                42,889                        -
  Deferred                                                                              244,662                   69,931
Securities in transit                                                                   159,380                   90,645
Other liabilities                                                                       413,939                  418,879
Notes payable                                                                           120,000                  125,000
Separate account liabilities                                                         13,199,636               11,447,608
                                                                                 --------------           --------------
  Total liabilities                                                                  24,940,057               22,343,361
                                                                                 --------------           --------------

Stockholder's equity:
Common stock, $1 par value, 5,000,000 shares authorized,
  issued and outstanding                                                                  5,000                    5,000
Additional paid in capital                                                              179,522                  179,522
Accumulated other comprehensive income (loss)                                           270,553                  (34,306)
Retained earnings                                                                     2,401,057                2,244,117
                                                                                 --------------           --------------
  Total stockholder's equity                                                          2,856,132                2,394,333
                                                                                 --------------           --------------
   Total liabilities and stockholder's equity                                    $   27,796,189            $  24,737,694
                                                                                 ==============           ==============

See accompanying notes to consolidated financial statements.

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               Consolidated Statements of Operations
            Years ended December 31, 2010, 2009 and 2008
                          (In thousands)

                                                                      2010             2009             2008
                                                                -------------    -------------    --------------
Revenues:

Premiums                                                        $   1,433,088    $   1,681,089    $    1,862,276
Policy and contract fees                                              523,120          510,440           503,990
Net investment income                                                 585,956          543,115           529,216
Net realized investment gains (losses)
Other-than-temporary-impairments on fixed maturity securities         (31,862)         (87,795)         (212,751)
Other-than-temporary-impairments on fixed maturity securities
transferred to other comprehensive income (loss)                        9,608           42,987                 -
Other net realized investment gains (losses)                           63,175           74,825          (271,120)
                                                                -------------    -------------    --------------
Total net realized investment gains (losses)                           40,921           30,017          (483,871)
Finance charge income                                                  58,059           53,777            53,286
Commission income                                                      91,181           78,400            73,623
Other income                                                           31,287           28,744            27,759
                                                                -------------    -------------    --------------
  Total revenues                                                    2,763,612        2,925,582         2,566,279
                                                                -------------    -------------    --------------

Benefits and expenses:

Policyholder benefits                                               1,469,524        1,725,209         1,853,322
Interest credited to policies and contracts                           331,073          324,514           289,189
General operating expenses                                            503,563          497,204           482,556
Commissions                                                           230,629          183,753           176,009
Administrative and sponsorship fees                                    62,319           58,407            64,400
Dividends to policyholders                                              9,475           10,898            10,891
Interest on notes payable                                              10,184           10,236            10,419
Amortization of deferred policy acquisition costs                     214,539          197,505           237,581
Capitalization of policy acquisition costs                           (292,604)        (245,976)         (218,047)
                                                                -------------    -------------    --------------
  Total benefits and expenses                                       2,538,702        2,761,750         2,906,320
                                                                -------------    -------------    --------------
  Income (loss) from operations before taxes                          224,910          163,832          (340,041)

Income tax expense (benefit):
Current                                                                51,991           28,736           (71,898)
Deferred                                                                4,979           22,833           (19,638)
                                                                -------------    -------------    --------------
  Total income tax expense (benefit)                                   56,970           51,569           (91,536)
                                                                -------------    -------------    --------------
  Net income (loss)                                             $     167,940    $     112,263    $     (248,505)
                                                                =============    =============    ==============












See accompanying notes to consolidated financial statements.

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
     Consolidated Statements of Changes in Stockholder's Equity
            Years ended December 31, 2010, 2009 and 2008
                          (In thousands)

                                                                                 ACCUMULATED
                                                               ADDITIONAL           OTHER                               TOTAL
                                                 COMMON         PAID IN         COMPREHENSIVE        RETAINED       STOCKHOLDER'S
                                                 STOCK          CAPITAL         INCOME (LOSS)        EARNINGS          EQUITY
                                             ------------   ---------------   -----------------    -------------    -------------
2008:
Balance, beginning of year                   $      5,000   $        95,632   $         116,573    $   2,376,453    $   2,593,658

 Comprehensive loss:
  Net loss                                              -                 -                   -         (248,505)        (248,505)
  Other comprehensive loss                              -                 -            (537,109)               -         (537,109)
                                                                                                                    -------------
   Total comprehensive loss                                                                                              (785,614)

 Changes in accounting principle                        -                 -                  89           (1,277)          (1,188)

 Dividends to stockholder                               -                 -                   -          (74,500)         (74,500)
 Contributions to additional paid in capital            -            83,890                   -                -           83,890
                                             ------------   ---------------   -----------------    -------------    -------------
Balance, end of year                         $      5,000   $       179,522   $        (420,447)   $   2,052,171    $   1,816,246
                                             ============   ===============   =================    =============    =============

2009:
Balance, beginning of year                   $      5,000   $       179,522   $        (420,447)   $   2,052,171    $   1,816,246

 Comprehensive income:
  Net income                                            -                 -                   -          112,263          112,263
  Other comprehensive income                            -                 -             442,924                -          442,924
                                                                                                                    -------------
   Total comprehensive income                                                                                             555,187

 Changes in accounting principle                        -                 -             (56,783)          87,683           30,900

 Dividends to stockholder                               -                 -                   -           (8,000)          (8,000)
                                             ------------   ---------------   -----------------    -------------    -------------
Balance, end of year                         $      5,000   $       179,522   $         (34,306)   $   2,244,117    $   2,394,333
                                             ============   ===============   =================    =============    =============

2010:
Balance, beginning of year                   $      5,000   $       179,522   $         (34,306)   $   2,244,117    $   2,394,333

 Comprehensive income:
  Net income                                            -                 -                   -          167,940          167,940
  Other comprehensive income                            -                 -             206,578                -          206,578
                                                                                                                    -------------
   Total comprehensive income                                                                                             374,518

 Transfer of benefit plans to parent company            -                 -              98,281                -           98,281

 Dividends to stockholder                               -                 -                   -          (11,000)         (11,000)
                                             ------------   ---------------   -----------------    -------------    -------------
 Balance, end of year                        $      5,000   $       179,522   $         270,553    $   2,401,057    $   2,856,132
                                             ============   ===============   =================    =============    =============


















See accompanying notes to consolidated financial statements.
                           4

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               Consolidated Statements of Cash Flows
            Years ended December 31, 2010, 2009 and 2008
                          (In thousands)

CASH FLOWS FROM OPERATING ACTIVITIES                            2010                 2009                 2008
                                                           ------------        ------------          -----------
Net income (loss)                                          $    167,940        $    112,263          $  (248,505)
Adjustments to reconcile net income (loss) to net cash
 provided by (used for) operating activities:
  Interest credited to annuity and insurance contracts          282,090             281,163              258,007
  Fees deducted from policy and contract balances              (369,059)           (364,474)            (338,399)
  Change in future policy benefits                               89,764              88,865              295,464
  Change in other policyholder liabilities, net                 119,947              44,425               27,196
  Amortization of deferred policy acquisition costs             214,539             197,505              237,581
  Capitalization of policy acquisition costs                   (292,604)           (245,976)            (218,047)
  Change in premiums and fees receivable                          3,589              12,803              (10,990)
  Deferred tax provision                                          8,501              22,833              (19,638)
  Change in income tax assets / liabilities - current            48,361              67,817              (91,547)
  Net realized investment losses (gains)                        (40,921)            (30,017)             483,871
  Change in reinsurance recoverables                            (38,537)            (15,597)             (29,498)
  Other, net                                                     16,990             (24,080)             (25,538)
                                                           ------------        ------------          -----------
     Net cash provided by operating activities                  210,600             147,530              319,957
                                                           ------------        ------------          -----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of:
  Fixed maturity securities                                   2,512,147           1,624,832            1,530,573
  Equity securities                                             181,367             329,379              379,806
  Alternative investments                                        64,942              19,365               26,065
  Derivative instruments                                        176,461             139,037              120,445
  Other invested assets                                           1,043                 668                  901
Proceeds from maturities and repayments of:
  Fixed maturity securities                                     843,350             737,631              570,415
  Mortgage loans                                                 77,478              96,375              109,559
Purchases and originations of:
  Fixed maturity securities                                  (4,133,892)         (3,554,931)          (2,434,610)
  Equity securities                                             (87,511)           (156,242)            (265,118)
  Mortgage loans                                               (105,237)           (109,810)            (112,527)
  Alternative investments                                       (62,278)            (43,612)            (110,756)
  Derivative instruments                                       (265,575)           (172,338)            (127,450)
  Other invested assets                                            (324)               (862)                 (79)
Finance receivable originations or purchases                   (140,157)           (131,521)            (131,565)
Finance receivable principal payments                           124,371             115,880              116,363
Securities in transit                                            71,285             (16,582)              38,598
Other, net                                                      (47,654)            (44,455)             (40,981)
                                                           ------------        ------------          -----------
     Net cash used for investing activities                    (790,184)         (1,167,186)            (330,361)
                                                           ------------        ------------          -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits credited to annuity and insurance contracts          2,605,466           2,742,147            2,551,249
Withdrawals from annuity and insurance contracts             (1,994,110)         (1,977,430)          (2,171,046)
Change in amounts drawn in excess of cash balances                3,486              10,296               (1,834)
Contributed capital                                                   -                   -               11,307
Payment on debt                                                  (5,000)                  -                    -
Dividends paid to stockholder                                   (11,000)             (8,000)             (74,500)
Other, net                                                       (8,419)              1,226                6,206
                                                           ------------        ------------          -----------
     Net cash provided by financing activities                  590,423             768,239              321,382
                                                           ------------        ------------          -----------

Net increase (decrease) in cash and cash equivalents             10,839            (251,417)             310,978
Cash and cash equivalents, beginning of year                    325,482             576,899              265,921
                                                           ------------        ------------          -----------
Cash and cash equivalents, end of year                     $    336,321        $    325,482          $   576,899
                                                           ============        ============          ===========


See accompanying notes to consolidated financial statements.

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

               Notes to Consolidated Financial Statements
                   December 31, 2010, 2009 and 2008


(1) NATURE OF OPERATIONS

ORGANIZATION AND DESCRIPTION OF BUSINESS

The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian
Financial Group, Inc. (SFG)) and its wholly-owned subsidiaries.   Minnesota
Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

The Company, which primarily operates in the United States, has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Institution Group, Group Insurance, and Retirement. Revenues, including net realized investment gains and losses, for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:

IN THOUSANDS                                   2010                 2009               2008
------------                                ----------           ----------         ----------
Individual Financial Security               $  545,589           $  500,785         $  427,726
Financial Institution Group                    311,064              301,743            294,932
Group Insurance                              1,274,692            1,513,190          1,424,342
Retirement                                     481,696              460,047            447,154
                                            ----------           ----------         ----------
   Total strategic business units            2,613,041            2,775,765          2,594,154
Subsidiaries and corporate product line        150,571              149,817            (27,875)
                                            ----------           ----------         ----------
   Total                                    $2,763,612           $2,925,582         $2,566,279
                                            ==========           ==========         ==========


The Company serves more than nine million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period.
Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations in the period in which they are made.

The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

INSURANCE REVENUES AND EXPENSES

Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits.

COMMISSION INCOME

Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

ADMINISTRATIVE AND SPONSORSHIP FEES

The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense is estimated and accrued on a quarterly basis based on recent historical experience and is trued up at each profit sharing year-end which occur throughout the year. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company.

VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

Fixed maturity securities, which may be sold prior to maturity and include fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

The Company uses book value as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

Marketable equity securities are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments in select asset classes that are sub-advised are carried at fair value, which generally are quoted market prices of the funds' net asset value. The Company also invests in non-marketable equity securities that are not classified as available-for-sale and are carried at cost, which approximates fair value. As of December 31, 2010 and 2009, the Company had $10,000,000 of non-marketable equity securities.

Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income (loss) in stockholder's equity.

Mortgage loans are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method.

Alternative investments include private equity funds, mezzanine debt funds and hedge funds investing in limited partnerships. These investments are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, and adjusted for any distributions received (equity method accounting). In-kind distributions are recorded as a return of capital for the cost basis of the stock received.
Any adjustments recorded directly to the stockholders' equity of the investee are recorded, based on the Company's ownership share, as unrealized gains or losses. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statements issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

Real estate, included in other invested assets on the consolidated balance sheets, is carried at cost less accumulated depreciation.

For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

Policy loans are carried at the unpaid principal balance.

Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note
15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $19,997,000 and $19,593,000 at December 31, 2010 and 2009, respectively.

Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-offs. The interest rates on the receivables outstanding at December 31, 2010 and 2009 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2010 and 2009 approximate the fair value at that date.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product hedging, in policyholder benefits on the consolidated statements of operations. Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations.

Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations.

The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains (losses).

REALIZED AND UNREALIZED GAINS AND LOSSES

Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

Prior to 2009, the Company recognized in earnings an other-than-temporary impairment (OTTI) for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of fair value to the security's amortized cost basis. Also prior to 2009, the entire difference between the fixed maturity security's amortized cost basis and its fair value was recognized in earnings if it was determined to have an OTTI.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

In 2009, the Financial Accounting Standards Board (FASB) issued new guidance on the recognition and presentation of other-than-temporary impairments. This new guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities. It requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income (loss) and not in earnings. The application of this pronouncement was effective January 1, 2009 and the Company adopted the guidance on a prospective basis as required.

For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100,000 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

Alternative investments that have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not recover in a reasonable time period, the cost of the investment is written down and an OTTI is recorded in net realized investment gains (losses) on the consolidated statements of operations.

All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets subsequent to the balance sheet dates for either December 31, 2010 or 2009.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A non-performing loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loans original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance for pools of loans with similar characteristics when it is probable that a credit event has occurred within the pool and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded as net realized investment gains (losses) on the consolidated statements of operations.

SECURITIES LENDING

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral to be invested pursuant to the terms of an agreement with the lending agent.

The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and other liabilities, respectively. Securities on loan remain on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the consolidated statements of operations. The Company is in the process of exiting all current securities lending programs.

Securities lending income is recorded in net investment income and was $17,000, $199,000, and $1,285,000 for the years ended December 31, 2010,
2009, and 2008, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2010 and 2009 were $64,355,000 and $78,253,000, respectively. As of December 31, 2010 and 2009, the fair value of the collateral associated with securities lending was $33,274,000 and $40,170,000, respectively.

SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

The Company periodically invests money in its separate accounts. At December 31, 2010 and 2009, the fair value of these investments included within equity securities on the consolidated balance sheets was $21,869,000 and $25,769,000, respectively.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FINANCE CHARGE INCOME AND RECEIVABLES

Finance charge income, arising from the Company's consumer finance operations, includes finance charges, interest, and fees on finance receivables which are recorded as earned. Accrued and uncollected finance charges, interest and fees are included in finance receivables on the consolidated balance sheets. The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late charges on smaller balance, homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual of finance charges is resumed when the loan is contractually less than 60 days past due. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 60 days or they are considered by management to be impaired.

A loan is treated as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are generally larger real estate secured loans that are 60 days past due. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Large groups of homogenous installment receivables are collectively evaluated for impairment. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

An allowance for losses is maintained by direct charges to operations at an amount, which in management's judgment, based on a specific review of larger individual loans, the overall risk characteristics of the portfolio, changes in the character or size of the portfolio, the level of non-performing assets, historical losses and economic conditions, is adequate to absorb probable losses on existing receivables. The Company's general policy is to charge off accounts (net of unearned finance charges) when they are deemed uncollectible and in any event on which no collections were received during the preceding six months, except for certain accounts which have been individually reviewed by management and are deemed to warrant further collection effort.

The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new and renewal business, after the effects of reinsurance, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality and expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

For future separate account returns, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumption was 8% at December 31, 2010 and 2009. Factors regarding economic outlook, as reviewed by a third-party, and management's current view of the capital markets along with a historical analysis of long-term investment returns were considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

As a result of the overall poor market performance in 2008, the Company determined that the anchor date used in the mean reversion process should be reset to December 31, 2008 to better reflect current market conditions and the Company's best estimate of DAC. Resetting the anchor date resulted in an additional net loss of $15,280,000 in 2008.

Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations.

DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as disclosed in note 20. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through accumulated other comprehensive income (loss) on the consolidated balance sheets.

The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

SALES INDUCEMENTS

The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

IN THOUSANDS                                2010          2009
------------                              --------      --------
Balance at beginning of year              $ 10,292      $  9,726
Capitalization                               3,226         3,467
Amortization and interest                     (792)         (715)
Adjustment for unrealized losses            (1,311)       (2,186)
                                          --------      --------
Balance at end of year                    $ 11,415      $ 10,292
                                          ========      ========

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

GOODWILL AND OTHER INTANGIBLE ASSETS

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, and is tested for impairment, at the reporting unit level, at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

SOFTWARE

Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $39,051,000 and $36,612,000 as of December 31, 2010 and 2009, respectively, and amortized software expense of $15,000,000, $14,167,000 and $13,714,000 for the years ended December 31, 2010, 2009 and 2008, respectively.

PROPERTY AND EQUIPMENT

Property and equipment are carried at cost, net of accumulated depreciation of $130,704,000 and $118,940,000 at December 31, 2010 and 2009, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2010, 2009 and 2008, was $10,016,000, $11,715,000, and
$12,136,000, respectively.

REINSURANCE

Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

POLICYHOLDER LIABILITIES

Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2010, the Company has assumed an average rate of investment yields ranging from 3.78% to 5.13%.

Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as disclosed in note 20. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a required discount rate if the funds were reinvested at then current market interest rates instead of the then current effective portfolio rate implicit in the policy reserves.

Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

PARTICIPATING BUSINESS

Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2010 and 2009, the total participating business in force was $1,999,977,000 and $1,918,937,000, respectively. As a percentage of total life insurance in force, participating business in force represents 0.4% at both December 31, 2010 and 2009.

INCOME TAXES

The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to
the benefit of the Company.   Intercompany tax balances are settled annually
when the tax return is filed with the Internal Revenue Service (IRS).

Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

INCOME TAXES (CONTINUED)

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

RECLASSIFICATIONS

Certain 2009 and 2008 financial statement balances have been reclassified to conform to the 2010 presentation.

During 2010, as a result of clarification in regulatory guidance, the Company made changes to how certain fixed maturity securities are classified within the notes to the consolidated financial statements. Certain fixed maturity securities previously classified as corporate securities were reclassified as structured securities including asset-backed, commercial mortgage-backed securities (CMBS) and residential mortgage-backed securities (RMBS).

As a result of the reclassification, the Company has adjusted applicable prior year fixed maturity security balances presented within footnotes 5 and 6 of the consolidated financial statements to be consistent with amounts reported as of and for the year ended December 31, 2010. The impact of the reclassification to prior year balances of fixed maturity securities by type for both amortized cost and fair value is as follows:

                                                                             DECEMBER 31, 2009
                                               -------------------------------------------------------------------------------
                                                             AMORTIZED COST                          FAIR VALUE
                                               --------------------------------------    -------------------------------------
                                                   AS                                        AS
                                               ORIGINALLY                      AS       ORIGINALLY                      AS
IN THOUSANDS                                    REPORTED      ADJUSTMENT    ADJUSTED     REPORTED     ADJUSTMENT     ADJUSTED
------------                                   ----------     ----------   ----------    ----------    ----------   ----------
U.S. government securities                     $  119,502     $        -   $  119,502    $  131,127    $        -   $  131,127
Agencies not backed by the full faith
   and credit of the U.S. government               44,957        (22,187)      22,770        46,382       (22,599)      23,783
Foreign government securities                      22,481         22,187       44,668        23,683        22,599       46,282
Corporate securities                            4,496,306       (232,020)   4,264,286     4,717,556      (252,410)   4,465,146
Asset-backed securities                           218,992        228,442      447,434       218,607       248,611      467,218
CMBS                                              948,939         (2,871)     946,068       844,626        (3,945)     840,681
RMBS                                            2,035,150          6,449    2,041,599     1,983,287         7,744    1,991,031
                                               ----------     ----------   ----------    ----------    ----------   ----------
 Total fixed maturity securities,
    available-for-sale                         $7,886,327     $        -   $7,886,327    $7,965,268    $        -   $7,965,268

(3) RISKS

The following is a description of the significant risks facing the Company:

CREDIT AND CASH FLOW ASSUMPTION RISK:

Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

Following below is discussion regarding particular asset class concentration of credit risk:

CONCENTRATION OF CREDIT RISK:

   CASH AND CASH EQUIVALENTS:

   Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

   FINANCIAL INSTRUMENTS:

   Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

   Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

   DERIVATIVES:

   The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. Should the rating of a derivative counterparty drop, the Company may require the counterparty to post collateral. The aggregate counterparty exposure for a single non-qualified counterparty is limited to 1% of admitted assets. The aggregate counterparty exposure to all non-qualified counterparties is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners
   (NAIC).

   To date, the Company has not required receipt of collateral from its interest rate swap counterparties. The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. This requirement is satisfied by deposit of a U.S. Treasury security. The Company maintains ownership of pledged securities at all times.

   The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

EQUITY MARKET RISK:

Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

As of December 31, 2010, approximately 96.7% of separate account assets were invested in equity investments across the Company's variable product offerings. The Company attempts to minimize the adverse impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.
                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FOREIGN CURRENCY RISK:

Foreign currency risk is the risk that the price of foreign currency denominated contracts may change significantly prior to the completion of investment transactions. The Company utilizes short-duration spot forward contracts in its efforts to minimize the adverse impact of foreign currency exchange rate risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios.

INTEREST RATE RISK:

Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

LEGAL/REGULATORY RISK:

Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

MORTALITY RISK:

Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

RATINGS RISK:

Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

REINSURANCE RISK:

Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(4) NEW ACCOUNTING PRONOUNCEMENTS

In December 2010, the FASB issued Accounting Standards Update 2010-29 (ASU 2010-29), Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations which requires the disclosure of pro forma revenue and earnings of the combined entity for the current reporting period as though the acquisition date had been as of the beginning of the annual reporting period or the beginning of the comparable prior annual reporting period if comparative financial statements are presented. ASU 2010-29 is effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

In December 2010, the FASB issued Accounting Standards Update 2010-28 (ASU 2010-28), Intangibles - Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts which requires an entity to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. ASU 2010-28 is effective for non-public entities for reporting periods ending after December 15, 2011. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

In October 2010, the FASB issued Accounting Standards Update 2010-26 (ASU 2010-26), Financial Services - Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts, which clarifies the types of costs that can be capitalized in the successful acquisition of new or renewal insurance contracts. Capitalized costs should include incremental direct costs of contract acquisition, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. ASU 2010-26 will be effective for fiscal years beginning after December 31, 2011 with retrospective application permitted but not required. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

In July 2010, the FASB issued Accounting Standards Update 2010-20 (ASU 2010-20), Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowances for Credit Losses which requires additional disclosures about the credit quality of financing receivables, such as aging information and credit quality indicators. In addition, disclosures must be disaggregated by portfolio segment or class based on how the Company develops its allowance for credit losses and how it manages its credit exposure. ASU 2010-20 is effective for non-public entities for reporting periods ending after December 15, 2011. The Company is currently evaluating the impact of this new guidance to its financial statements.

In April 2010, the FASB issued Accounting Standards Update 2010-15 (ASU 2010-15), Financial Services - Insurance (Topic 944): How Investments Held through Separate Accounts Affect an Insurer's Consolidation of Analysis of Those Investments, under which an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economics in a variable interest entity, unless the separate account contract holder is a related party. ASU 2010-15 is effective for fiscal years beginning after December 15, 2010 and is not expected to have a material impact to the Company's consolidated results of operations and financial position.

In January 2010, the FASB issued Accounting Standards Update 2010-06 (ASU 2010-06), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs and valuation techniques. Additionally, this guidance requires disclosures about significant transfers between Level 1 and 2 measurement categories and separating the presentation of purchases, sales and settlements. This guidance was effective for periods beginning after December 15, 2009, except for the disclosures regarding the separation of the presentation of purchases, sales and settlements, which is effective for periods beginning after December 15, 2010. ASU 2010-06 was adopted by the Company effective January 1, 2010 with the exception of separating the presentation of purchases, sales and settlements. There was no impact to the Company's consolidated results of operations or financial position due to the adoption of this new guidance. The clarification of existing disclosure requirements about the level of disaggregation, inputs and valuation techniques is included within note 5 and 11. The Company will adopt the required disclosure provisions of this new guidance relating to the separation of the presentation of purchases, sales and settlements effective January 1, 2011.

                                                             (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

In January 2010, the FASB issued Accounting Standards Update 2010-02 (ASU 2010-02), Consolidations (Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary, which clarifies the accounting and reporting by an entity that experiences a decrease in ownership in a subsidiary that is a business or nonprofit activity for periods ending on or after December 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2010-02.

In September 2009, the FASB issued Accounting Standards Update 2009-12 (ASU 2009-12), Fair Value Measurements and Disclosures (Topic 820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which provides guidance on measuring the fair value of investments in certain entities that calculate net asset value per share, how investments within its scope would be classified in the fair value hierarchy and enhances disclosure requirements about the nature and risks of investments measured at fair value on a recurring and non-recurring basis for periods ending after December 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2009-12.

In August 2009, the FASB issued Accounting Standards Update 2009-05 (ASU 2009-05), Fair Value Measurements and Disclosures (Topic 820): Measuring Liabilities at Fair Value, which provides clarification for measuring the fair value in circumstances in which a quoted price in an active market for the identical liability is not available for periods beginning January 1, 2010. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2009-05.

In June 2009, the FASB issued FASB Accounting Standards Codification (Codification) as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental agencies. Codification, which changed the referencing and organization of accounting guidance without modification of existing GAAP, is effective for periods ending after September 15, 2009. Since it did not modify GAAP, Codification did not have a material impact on the consolidated results of operations or financial position of the Company.

In June 2009, the FASB issued guidance relating to special purpose entities changing the determination of the primary beneficiary of a variable interest entity (VIE) from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the Company's involvement with VIEs on its financial statements for periods beginning after November 15, 2009. In February 2010, the FASB issued Accounting Standards Updated 2010-10 (ASU 2010-10), Consolidation, Amendments for Certain Investment Funds. This guidance indefinitely defers the consolidation requirements for reporting enterprises' interests in entities that have the characteristics of investment companies and regulated money market funds. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance and has provided the required disclosures in note 8.

In June 2009, the FASB issued guidance relating to the accounting for transfers of financial assets. This guidance eliminates the concept of a qualifying special purpose entity, eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interest. The guidance also requires additional disclosures about a transferor's financial assets that have been accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor's assets that continue to be reported on the consolidated balance sheets for periods beginning after November 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance.

In May 2009, the FASB issued guidance establishing general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued or available to be issued. It also requires disclosure of the date through which management has evaluated subsequent events and the basis for that date. This guidance is effective for periods ending after June 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance and has provided the required disclosures in note 24.

In April 2009, the FASB issued new guidance on the recognition and presentation of other-than-temporary impairments (OTTI Guidance) as discussed in note 2. This OTTI Guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in annual financial statements.

                                                            (Continued)
                                 20

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(4) NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

The Company's net cumulative effect adjustment of adopting the OTTI Guidance effective January 1, 2009, was an increase to retained earnings of $87,683,000 and a decrease to accumulated other comprehensive income (AOCI) of $56,783,000. This cumulative effect adjustment to retained earnings was comprised of an increase to the amortized cost basis of fixed maturity securities of $89,593,000, net of policyholder related amounts of $2,388,000 and net of deferred income tax benefits of $478,000. The difference between the impact of the cumulative effect adjustment to retained earnings and AOCI of $30,900,000 is almost entirely due to a decrease in the tax valuation allowance as a result of the reclassification of non-credit losses to AOCI. The enhanced financial statement presentation of the total OTTI loss and the offset for the portion of noncredit OTTI loss transferred to, and recognized in, other comprehensive income (loss) is presented on the consolidated statements of operations.

In January 2009, the FASB issued guidance which removed the exclusive reliance on market participant estimates of future cash flows and allows management to apply reasonable judgment in assessing whether an OTTI has occurred. The Company adopted the provisions of this new guidance on a prospective basis effective October 1, 2008.

In April 2009, the FASB issued guidance on estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities and identifying transactions that are not orderly. This guidance is effective for periods ending after June 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance.

In December 2008, the FASB issued guidance requiring employers to make additional disclosures about plan assets for defined benefit and other postretirement benefit plans for periods ending after December 15, 2009. The Company has provided all of the material required disclosures in note 11.

In April 2008, the FASB issued guidance addressing renewal and extension assumptions used to determine the useful life of recognized intangible assets. This guidance is effective for fiscal years beginning after December 15, 2008 and is applicable for intangible assets acquired after the effective date. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance.

In March 2008, the FASB issued guidance effective for fiscal years beginning after November 15, 2008, enhancing required disclosures that should enable financial statement users to understand how and why a company uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedging items affect a company's financial position, financial performance and cash flows. The Company has provided all of the material required disclosures in note 7.

In December 2007, FASB issued guidance establishing accounting and reporting standards for the non-controlling interest in a subsidiary and for the deconsolidation of a subsidiary. The adoption of this new guidance on January 1, 2009 had no material impact on the Company's consolidated results of operations or financial position.

In December 2007, the FASB issued and subsequently modified in April 2009, guidance relating to business combinations. This new guidance improves the relevance, representational faithfulness, and comparability of the information that a reporting entity provides about a business combination and its effects. The adoption of this new guidance on January 1, 2009 had no material impact on the Company's consolidated results of operations or financial position.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2010 and 2009. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

                                                            (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE (CONTINUED)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes process and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. Treasury securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

     Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government securities not backed by the full faith of the government, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, and certain derivatives.

     Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

                                                            (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE (CONTINUED)

The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:


                                                                            DECEMBER 31, 2010
                                                        ---------------------------------------------------------------
IN THOUSANDS                                              LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
------------                                            -------------  --------------  ----------------  --------------
Fixed maturity securities, available-for-sale:
 U.S. government securities                             $   147,421      $         -       $         -     $    147,421
 Agencies not backed by the full faith and
 credit of the U.S. government                                    -           17,310                 -           17,310
 Foreign government securities                                    -           50,245                 -           50,245
 Corporate securities                                             -        4,609,052           816,277        5,425,329
 Asset-backed securities                                          -          352,370           167,659          520,029
 CMBS                                                             -          963,692                27          963,719
 RMBS                                                             -        2,013,532             2,466        2,015,998
                                                        -------------  --------------  ----------------  --------------
  Total fixed maturity securities, available-
  for-sale                                                  147,421        8,006,201           986,429        9,140,051
Equity securities, available-for-sale                       206,816                -                 4          206,820
Fixed maturity securities on loan:
 U.S. government securities                                  29,879                -                 -           29,879
 Agencies not backed by the full faith and
 credit of the U.S. government                                    -            6,180                 -            6,180
 Corporate securities                                             -           16,004                 -           16,004
 Asset-backed securities                                          -            2,008                              2,008
                                                        -------------  --------------  ----------------  --------------
  Total fixed maturity securities on loan                    29,879           24,192                 -           54,071
Equity securities on loan                                    10,284                -                 -           10,284
Derivative instruments:
 TBA derivative instruments                                       -          124,840                 -          124,840
 Other derivative instruments                                 1,174           39,276                 -           40,450
                                                        -------------  --------------  ----------------  --------------
  Total derivative instruments                                1,174          164,116                            165,290
                                                        -------------  --------------  ----------------  --------------
   Total investments                                        395,574        8,194,509           986,433        9,576,516
Cash equivalents                                            286,110            7,087                 -          293,197
Securities held as collateral                                     -           33,274                 -           33,274
Separate account assets (1)                              12,856,370          343,266                 -       13,199,636
                                                        -------------  --------------  ----------------  --------------
   Total financial assets                               $13,538,054      $ 8,578,136         $ 986,433     $ 23,102,623
                                                        =============  ==============  ================  ==============

Policy and contract account balances (2)                $         -      $         -         $  35,301     $     35,301
Future policy and contract benefits (2)                           -                -            20,577           20,577
Derivative instruments                                          700            9,140                 -            9,840
Securities lending collateral                                     -           51,758                 -           51,758
                                                        -------------  --------------  ----------------  --------------
   Total financial liabilities                          $       700      $    60,898         $  55,878     $    117,476
                                                        =============  ==============  ================  ==============

(1) Separate account liabilities are set equal to the fair value of separate account assets as prescribed by GAAP accounting guidance.

(2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed annuity payout floor, and equity-indexed annuity and life products are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host contract and recognized at fair value.

                                                            (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE (CONTINUED)

                                                                                       DECEMBER 31, 2009
                                                                     -------------------------------------------------------
IN THOUSANDS                                                            LEVEL 1       LEVEL 2       LEVEL 3       TOTAL
------------                                                         ------------- ------------- ------------- -------------
Fixed maturity securities, available-for-sale (1):
 U.S. government securities                                          $   131,127    $        -     $        -   $    131,127
 Agencies not backed by the full faith and
  credit of the U.S. government                                                -        23,783              -         23,783
 Foreign government securities                                                 -        46,282              -         46,282
 Corporate securities                                                          -     3,703,360        761,786      4,465,146
 Asset-backed securities                                                       -       272,764        194,454        467,218
 CMBS                                                                          -       840,592             89        840,681
 RMBS                                                                          -     1,986,356          4,675      1,991,031
                                                                     ------------- ------------- ------------- -------------
  Total fixed maturity securities, available-
   for-sale                                                              131,127     6,873,137        961,004      7,965,268
Equity securities, available-for-sale                                    273,096             -              9        273,105
Fixed maturity securities on loan:
 U.S. government securities                                               38,691             -              -         38,691
 Foreign government securities                                                 -           690              -            690
 Corporate securities                                                          -        19,510              -         19,510
                                                                     ------------- ------------- ------------- -------------
  Total fixed maturity securities on loan                                 38,691        20,200              -         58,891
Equity securities on loan                                                 19,362             -              -         19,362
Derivative instruments:                                                                                     -
 TBA derivative instruments                                                    -        41,056              -         41,056
 Other derivative instruments                                                  6         6,407              -          6,413
                                                                     ------------- ------------- ------------- -------------
  Total derivative instruments                                                 6        47,463                        47,469
                                                                     ------------- ------------- ------------- -------------
   Total investments                                                     462,282     6,940,800        961,013      8,364,095
Cash equivalents                                                         273,221         9,493              -        282,714
Securities held as collateral                                              6,876        33,294              -         40,170
Separate account assets (2)                                           11,030,739       416,869              -     11,447,608
                                                                     ------------- ------------- ------------- -------------
   Total financial assets                                            $11,773,118    $7,400,456       $961,013   $ 20,134,587
                                                                     ============= ============= ============= =============

Policy and contract account balances (3)                             $         -    $        -       $ 13,114   $     13,114
Future policy and contract benefits (3)                                        -             -         30,999         30,999
Derivative instruments                                                         -           673              -            673
Securities lending collateral                                              6,876        73,874              -         80,750
                                                                     ------------- ------------- ------------- -------------
   Total financial liabilities                                       $     6,876    $   74,547       $ 44,113   $    125,536
                                                                     ============= ============= ============= =============


(1) As noted in footnote 2, certain fixed maturity securities were reclassified between categories in 2010. Prior year balances have been adjusted to be consistent with amounts reported as of and for the year ended December 31, 2010.

(2) Separate account liabilities are set equal to the fair value of separate account assets as prescribed by GAAP accounting guidance.

(3) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed annuity payout floor, and equity-indexed annuity and life products are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host contract and recognized at fair value.

                                                            (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE (CONTINUED)

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

When quoted prices are not available, the Company's priority is to obtain prices from third party pricing services. The Company generally receives prices from multiple pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Prices are reviewed by asset managers to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities, securities that do not trade regularly and embedded derivatives included in such securities - an internally developed matrix pricing model using a commercial software application is used. The matrix pricing model is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Fixed maturity securities valued using internally developed pricing models are reflected in Level 3.

As of December 31, 2010, 89.1% of fixed maturity fair values were obtained from third party pricing services and 10.9% from the internal methods described above. As of December 31, 2009, 87.7% of fixed maturity fair values were obtained from third party pricing services and 12.3% from the internal methods described above.

EQUITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1.

DERIVATIVE INSTRUMENTS

Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

The majority of the Company's derivative positions are traded in the over-the-counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, all over-the-counter derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group.

                                                            (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE (CONTINUED)

DERIVATIVE INSTRUMENTS (CONTINUED)

The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

CASH EQUIVALENTS

Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1. The remaining instruments are typically not traded in active markets and their fair values are based on market observable inputs and, accordingly, have been classified as Level 2.

SEPARATE ACCOUNT ASSETS

Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities and cash and cash equivalents.

POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain variable annuity contracts and variable life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives associated with the company's optional living benefit features are unobservable and are considered to be significant inputs to the liability valuations, the liability has been reflected within Level 3.

                                                            (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE (CONTINUED)

The following tables provide a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2010:



                                                    TOTAL REALIZED AND
                                                 UNREALIZED GAINS (LOSSES)
                                                      INCLUDED IN:
                                                ---------------------------
                                                                              PURCHASES,
                                     BALANCE AT                  OTHER        SALES AND     TRANSFERS    TRANSFERS     BALANCE
                                     BEGINNING     NET       COMPREHENSIVE   SETTLEMENTS,     IN TO        OUT OF       AT END
IN THOUSANDS                          OF YEAR    INCOME (1)      INCOME          NET        LEVEL 3 (2)  LEVEL 3 (2)    OF YEAR
------------                         ---------- ------------ -------------- -------------- ------------- ------------ ----------
Corporate securities                 $ 761,786   $ (3,505)      $ 25,555        $ 32,441     $       -    $        -   $ 816,277
Asset-backed securities                194,454         32          3,073         (21,859)       17,379       (25,420)    167,659
CMBS                                        89          -             (2)            (60)            -             -          27
RMBS                                     4,675        238          1,339          (3,141)            -          (645)      2,466
 Total fixed maturity                ---------- ------------ -------------- -------------- ------------- ------------ ----------
    securities available-
    for-sale                           961,004     (3,235)        29,965           7,381        17,379       (26,065)    986,429
Equity securities,
   available-for-sale                        9        (15)            19              (9)            -                         4
                                     ---------- ------------ -------------- -------------- ------------- ------------ ----------
    Total financial assets           $ 961,013   $ (3,250)      $ 29,984        $  7,372     $  17,379    $  (26,065)  $ 986,433
                                     ========== ============ ============== ============== ============= ============ ==========

(1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations.

(2) Transfers in to/out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company's conclusion that pricing information received from a third party pricing service is not reflective of market activity.

Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2010.

                                                            (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE (CONTINUED)

The following tables provide a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2009:


                                                      TOTAL REALIZED AND
                                                   UNREALIZED GAINS (LOSSES)
                                                         INCLUDED IN:
                                                   -------------------------    PURCHASES,
                                       BALANCE AT                  OTHER        SALES AND     TRANSFERS    TRANSFERS   BALANCE
                                        BEGINNING    NET       COMPREHENSIVE   SETTLEMENTS,     IN TO       OUT OF       AT END
IN THOUSANDS                             OF YEAR   INCOME (3)      INCOME           NET       LEVEL 3 (4)  LEVEL 3 (4)  OF YEAR
------------                           ----------- ----------- ------------- --------------- ------------- ----------- --------
Agencies not backed by
   the full faith and credit of
   the U.S. government                  $   2,797   $        -   $         -   $           -              -     (2,797)  $      -
Corporate securities                      679,466      (6,000)      105,881         (16,442)             -     (1,119)   761,786
Asset-backed securities                   190,913           -        11,674          20,989              -    (29,122)   194,454
CMBS                                       12,623           -            15             (32)             -    (12,517)       89
RMBS                                       16,383      (1,227)        2,220         (12,176)            69       (594)     4,675
                                        ----------- ----------- ------------- --------------- ------------- ----------- --------
    Total fixed maturity
     securities available-
     for-sale (1)                         902,182      (7,227)      119,790          (7,661)            69    (46,149)   961,004
Equity securities,
 available-for-sale                           326           -           213            (415)             -       (115)         9
Separate account
 assets (2)                                 2,100      (1,200)            -            (900)             -          -          -
                                        ----------- ----------- ------------- --------------- ------------- ----------- --------
    Total financial assets              $ 904,608   $  (8,427)  $   120,003   $      (8,976)          $ 69  $ (46,264)  $961,013
                                        =========== =========== ============= =============== ============= =========== ========


(1) As noted in footnote 2, certain fixed maturity securities were reclassified between categories in 2010. Prior year balances have been adjusted to be consistent with amounts reported as of and for the year ended December 31, 2010.

(2) The net realized gain (loss) on separate account assets is attributable to policy and contract holders and, therefore, is not included in the Company's net loss.

(3) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations.

(4) Transfers in to/out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company's conclusion that pricing information received from a third party pricing service is not reflective of market activity.

There were no changes in unrealized gains (losses) included in net income
(loss) related to assets held as of December 31, 2010 and 2009.

                                                            (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE (CONTINUED)

The following tables provide a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2010:

                                                TOTAL REALIZED AND
                                             UNREALIZED GAINS (LOSSES)
                                                    INCLUDED IN:
                                             -------------------------
                                                                             SALES,
                                 BALANCE AT                  OTHER       ISSUANCES AND   TRANSFERS   TRANSFERS    BALANCE
                                  BEGINNING    NET       COMPREHENSIVE    SETTLEMENTS,     IN TO       OUT OF      AT END
IN THOUSANDS                       OF YEAR   INCOME (1)       GAIN             NET         LEVEL 3     LEVEL 3    OF YEAR
------------                     ----------- ----------- -------------- --------------- ------------ ---------- -----------
Policy and contract
   account balances               $  13,114   $  22,187   $          -   $           -   $        -   $      -   $  35,301
Future policy and contract
   benefits                          30,999      (9,867)             -            (555)           -          -      20,577
                                 ----------- ----------- -------------- --------------- ------------ ---------- -----------
    Total financial liabilities   $  44,113   $  12,320   $          -   $        (555)  $        -   $      -   $  55,878
                                 =========== =========== ============== =============== ============ ========== ===========

(1) The amounts in this column related to future policy and contract benefits are reported as gains within net realized investment gains (losses) on the consolidated statements of operations and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations.

The following tables provide a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2009:

                                                TOTAL REALIZED AND
                                             UNREALIZED GAINS (LOSSES)
                                                    INCLUDED IN:
                                             -------------------------
                                                                            SALES,
                                BALANCE AT                   OTHER      ISSUANCES AND   TRANSFERS   TRANSFERS   BALANCE
                                 BEGINNING     NET       COMPREHENSIVE   SETTLEMENTS,     IN TO       OUT OF     AT END
IN THOUSANDS                      OF YEAR    INCOME (1)      GAIN             NET         LEVEL 3     LEVEL 3    OF YEAR
------------                   ------------- ----------- ------------- ---------------- ----------- ---------- -----------
Policy and contract
   account balances             $     2,398   $  10,716   $         -   $            -   $       -   $      -   $  13,114
Future policy and contract
   benefits                         107,175     (75,090)            -           (1,086)          -          -      30,999
                               ------------- ----------- ------------- ---------------- ----------- ---------- -----------
    Total financial liabilities $   109,573   $ (64,374)  $         -   $       (1,086)  $       -   $      -   $  44,113
                               ============= =========== ============= ================ =========== ========== ===========

(1) The amounts in this column related to future policy and contract benefits are reported as gains within net realized investment gains (losses) on the consolidated statements of operations and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations.

The change in unrealized (gains) losses included in net income (loss) related to liabilities held as of December 31, 2010 was $13,405,000, of which $(8,975,000) was included in net realized investment gains (losses) and $22,380,000 was included in policyholder benefits on the consolidated statements of operations. The change in unrealized (gains) losses included in net income (loss) related to liabilities held as of December 31, 2009 was $(60,698,000), of which $(70,908,000) was included in net realized investment gains (losses) and $10,210,000 was included in policyholder benefits on the consolidated statements of operations.

The Company did not have any assets or liabilities reported at fair value on a nonrecurring basis.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. The carrying amounts for finance receivables, policy loans, and alternative investments approximate the assets' fair values.

The interest rates on finance receivables outstanding as of December 31, 2010 and 2009 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security.

The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2010 and 2009 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

The fair value of notes payable is estimated using rates currently available to the Company for debt with similar terms and remaining maturities.

The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                         2010                2009
                                 ---------------------- -----------------------
                                   CARRYING     FAIR      CARRYING     FAIR
IN THOUSANDS                        AMOUNT      VALUE      AMOUNT     VALUE
------------                     ----------- ---------- ----------- -----------
Mortgage loans, net              $ 1,276,154 $1,333,744  $1,263,581  $1,231,777
Finance receivables, net             197,856    197,856     190,925     190,925
Policy loans                         339,127    339,127     340,362     340,362
Alternative investments              506,294    506,294     470,424     470,424

The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                         2010                2009
                                 ---------------------- -----------------------
                                   CARRYING     FAIR      CARRYING     FAIR
IN THOUSANDS                        AMOUNT      VALUE      AMOUNT     VALUE
------------                     ----------- ---------- ----------- -----------
Deferred annuities               $ 2,564,994 $2,742,477  $2,420,139  $2,532,103
Annuity certain contracts             82,974     87,647      72,789      86,544
Other fund deposits                1,702,694  1,705,162   1,560,268   1,558,257
Supplementary contracts without
 life contingencies                   58,638     58,638      56,407      56,407
Notes payable                        120,000    122,179     125,000     127,226

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(6) INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. Treasury and agency obligations.

The carrying value of the Company's fixed maturity portfolio totaled $9,194,122,000 and $8,024,159,000 at December 31, 2010 and 2009,
respectively. Fixed maturity securities represent 76.8% and 75.0% of total invested assets at December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009 publicly traded fixed maturity securities comprised 78.6% and 80.2%, respectively, of the total fixed maturity portfolio.

The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,701,160,000 and $1,687,038,000 agency backed RMBS and $314,838,000 and
$303,993,000 non-agency backed RMBS as of December 31, 2010 and 2009, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2010 was $72,924,000 with unrealized losses totaling $11,021,000. The fair value of the Company's subprime securities as of December 31, 2009 was $52,396,000 with unrealized losses totaling $15,369,000.

The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $227,104,000 and $302,467,000 as of December 31, 2010 and 2009, respectively.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:


IN THOUSANDS                                                 GROSS        GROSS
------------                                   AMORTIZED   UNREALIZED   UNREALIZED   OTTI IN
DECEMBER 31, 2010                                 COST       GAINS        LOSSES     AOCL (1)    FAIR VALUE
--------------------------------------------- ----------- ------------ ------------ ----------- ------------
U.S. government securities                     $  130,044  $    17,536  $       159  $        -  $   147,421
Agencies not backed by the full faith and
   credit of the U.S. government                   16,010        1,690          390           -       17,310
Foreign government securities                      45,619        4,626            -           -       50,245
Corporate securities                            5,071,360      357,013       14,032     (10,988)   5,425,329
Asset-backed securities                           486,613       29,892        1,926      (5,450)     520,029
CMBS                                              951,026       28,347       10,790       4,864      963,719
RMBS                                            1,982,519       86,091       11,498      41,114    2,015,998
                                              ----------- ------------ ------------ ----------- ------------
 Total fixed maturity securities,
    available-for-sale                          8,683,191      525,195       38,795      29,540    9,140,051
Equity securities - unaffiliated                  185,274       32,886        1,340           -      216,820
                                              ----------- ------------ ------------ ----------- ------------
       Total                                   $8,868,465  $   558,081  $    40,135  $   29,540  $ 9,356,871
                                              =========== ============ ============ =========== ============

(1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:


IN THOUSANDS                                                 GROSS        GROSS
------------                                   AMORTIZED   UNREALIZED   UNREALIZED   OTTI IN
DECEMBER 31, 2009                                 COST       GAINS        LOSSES     AOCL (2)    FAIR VALUE
--------------------------------------------- ----------- ------------ ------------ ----------- ------------
U.S. government securities                     $  119,502  $    12,129  $       504  $        -  $   131,127
Agencies not backed by the full faith and
   credit of the U.S. government                   22,770        1,523          510           -       23,783
Foreign government securities                      44,668        2,556          942           -       46,282
Corporate securities                            4,264,286      221,555       21,419        (724)   4,465,146
Asset-backed securities                           447,434       26,711        5,019       1,908      467,218
CMBS                                              946,068       10,370       69,323      46,434      840,681
RMBS                                            2,041,599       62,715       33,365      79,918    1,991,031
                                              ----------- ------------ ------------ ----------- ------------
 Total fixed maturity securities,
    available-for-sale (1)                      7,886,327      337,559      131,082     127,536    7,965,268
Equity securities - unaffiliated                  242,238       43,195        2,328           -      283,105
                                              ----------- ------------ ------------ ----------- ------------
  Total                                        $8,128,565  $   380,754  $   133,410  $  127,536  $ 8,248,373
                                              =========== ============ ============ =========== ============

(1) As noted in footnote 2, certain fixed maturity securities were reclassified between categories in 2010. Prior year balances have been adjusted to be consistent with amounts reported as of and for the year ended December 31, 2010.

(2) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

IN THOUSANDS                                                 GROSS        GROSS
------------                                   AMORTIZED   UNREALIZED   UNREALIZED   OTTI IN
DECEMBER 31, 2010                                 COST       GAINS        LOSSES       AOCL      FAIR VALUE
--------------------------------------------- ----------- ------------ ------------ ----------- ------------
U.S. government securities                     $  28,288   $    1,920   $      329   $       -   $   29,879
Agencies not backed by the full faith and
   credit of the U.S. government                   5,708          472            -           -        6,180
Corporate securities                              15,462          582           40           -       16,004
Asset-backed securities                            2,011            -            3           -        2,008
                                              ----------- ------------ ------------ ----------- ------------
 Total fixed maturity securities                  51,469        2,974          372           -       54,071
Equity securities - unaffiliated                   8,624        1,689           29           -       10,284
                                              ----------- ------------ ------------ ----------- ------------
  Total                                        $  60,093   $    4,663   $      401   $       -   $   64,355
                                              =========== ============ ============ =========== ============

The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

IN THOUSANDS                                                 GROSS        GROSS
------------                                   AMORTIZED   UNREALIZED   UNREALIZED   OTTI IN
DECEMBER 31, 2009                                 COST       GAINS        LOSSES       AOCL      FAIR VALUE
--------------------------------------------- ----------- ------------ ------------ ----------- ------------
U.S. government securities                     $  39,325   $      820   $    1,454   $       -   $   38,691
Foreign government securities                        703            8           21           -          690
Corporate securities                              18,502        1,063           55           -       19,510
                                              ----------- ------------ ------------ ----------- ------------
 Total fixed maturity securities                  58,530        1,891        1,530           -       58,891
Equity securities - unaffiliated                  15,563        3,870           71           -       19,362
                                              ----------- ------------ ------------ ----------- ------------
  Total                                        $  74,093   $    5,761   $    1,601   $       -   $   78,253
                                              =========== ============ ============ =========== ============


The amortized cost and fair value of fixed maturity securities at December 31, 2010, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                        AVAILABLE-FOR-SALE
IN THOUSANDS                                             AVAILABLE-FOR-SALE             SECURITIES ON LOAN
------------                                      -------------------------------  -----------------------------
                                                    AMORTIZED           FAIR         AMORTIZED          FAIR
                                                      COST              VALUE          COST            VALUE
                                                  --------------    -------------  ---------------   ------------
Due in one year or less                            $    205,422      $   209,769    $         861     $      872
Due after one year through five years                 1,856,500        2,005,532           17,060         17,588
Due after five years through ten years                2,804,920        3,011,040           23,621         23,827
Due after ten years                                     396,191          413,964            7,916          9,776
                                                  --------------    -------------  ---------------   ------------
                                                      5,263,033        5,640,305           49,458         52,063
Asset-backed and mortgage-backed
   securities                                         3,420,158        3,499,746            2,011          2,008
                                                  --------------    -------------  ---------------   ------------
 Total                                             $  8,683,191      $ 9,140,051    $      51,469     $   54,071
                                                  ==============    =============  ===============   ============

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                         DECEMBER 31, 2010
                                               ---------------------------------------------------------------------------
                                                      LESS THAN 12 MONTHS                   12 MONTHS OR GREATER
                                               ------------------------------------ --------------------------------------
                                                                        UNREALIZED                            UNREALIZED
                                                                        LOSSES AND                             LOSSES AND
                                                            AMORTIZED    OTTI IN                  AMORTIZED     OTTI IN
IN THOUSANDS                                   FAIR VALUE     COST          AOCL     FAIR VALUE      COST         AOCL
------------                                   ----------- ----------- ------------ ------------ ------------ ------------
U.S. government securities                      $   16,932  $   17,091  $       159  $         -  $         -  $         -
Agencies not backed by the full faith
   and credit of the U.S. government                 2,493       2,574           81        3,691        4,000          309
Corporate securities                               570,996     583,574       12,578       20,300       21,768        1,468
Asset-backed securities                             36,910      37,832          922       13,276       15,576        2,300
CMBS                                               106,988     110,344        3,356      108,353      130,546       22,193
RMBS                                               165,473     169,420        3,947      215,998      268,046       52,048
Equity securities - unaffiliated                    16,948      18,072        1,124          880        1,096          216

                                                                         DECEMBER 31, 2009(1)
                                               ---------------------------------------------------------------------------
                                                      LESS THAN 12 MONTHS                   12 MONTHS OR GREATER
                                               ------------------------------------ --------------------------------------
                                                                        UNREALIZED                            UNREALIZED
                                                                        LOSSES AND                             LOSSES AND
                                                            AMORTIZED    OTTI IN                  AMORTIZED     OTTI IN
IN THOUSANDS                                   FAIR VALUE     COST          AOCL     FAIR VALUE      COST         AOCL
------------                                   ----------- ----------- ------------ ------------ ------------ ------------
U.S. government securities                      $   33,883  $   34,387  $       504  $         -  $         -  $        -
Agencies not backed by the full faith
   and credit of the U.S. government                 3,518       4,000          482          635          663          28
Foreign government securities                       23,152      24,094          942            -            -           -
Corporate securities                               304,412     308,666        4,254      303,447      323,432      19,985
Asset-backed securities                             88,470      91,814        3,344       24,255       27,989       3,734
CMBS                                               125,319     137,089       11,770      373,760      478,237     104,477
RMBS                                               444,270     475,153       30,883      214,407      300,772      86,365
Equity securities - unaffiliated                    11,640      12,299          659       75,036       76,705       1,669


(1) As noted in footnote 2, certain fixed maturity securities were reclassified between categories in 2010. Prior year balances have been adjusted to be consistent with amounts reported as of and for the year ended December 31, 2010.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

                                                                         DECEMBER 31, 2010
                                               ---------------------------------------------------------------------------
                                                      LESS THAN 12 MONTHS                   12 MONTHS OR GREATER
                                               ------------------------------------ --------------------------------------
                                                                        UNREALIZED                            UNREALIZED
                                                                        LOSSES AND                             LOSSES AND
                                                            AMORTIZED    OTTI IN                  AMORTIZED     OTTI IN
IN THOUSANDS                                   FAIR VALUE     COST          AOCL     FAIR VALUE      COST         AOCL
------------                                   ----------- ----------- ------------ ------------ ------------ ------------
U.S. government securities                      $  18,776   $  19,105   $      329   $        -   $        -   $        -
Corporate securities                                4,362       4,402           40            -            -            -
Asset-backed securities                             2,008       2,011            3            -            -            -
Equity securities - unaffiliated                      210         239           29            -            -            -


                                                                         DECEMBER 31, 2009
                                               ---------------------------------------------------------------------------
                                                      LESS THAN 12 MONTHS                   12 MONTHS OR GREATER
                                               ------------------------------------ --------------------------------------
                                                                        UNREALIZED                            UNREALIZED
                                                                        LOSSES AND                             LOSSES AND
                                                            AMORTIZED    OTTI IN                  AMORTIZED     OTTI IN
IN THOUSANDS                                   FAIR VALUE     COST          AOCL     FAIR VALUE      COST         AOCL
------------                                   ----------- ----------- ------------ ------------ ------------ ------------
U.S. government securities                      $  32,071   $  33,525   $    1,454   $        -   $        -   $        -
Foreign government securities                         497         518           21            -            -            -
Corporate securities                                5,310       5,364           54          424          425            1
Equity securities - unaffiliated                    1,249       1,320           71            -            -            -

For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2010, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2010.

U.S. government securities by their nature are impaired due to current interest rates and not credit-related reasons.

Agencies not backed by the full faith and credit of the U.S. government are also normally impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

The Company's RMBS portfolio primarily consists of prime residential mortgages with loans made to customers with strong credit histories. The slowdown in the U.S. housing market has impacted the valuations across the entire asset class. As of December 31, 2010, 84.4% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2010, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer. The fair values of these securities were 78.1% investment grade (BBB or better). Credit support for the RMBS holdings remains high.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2010, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer. The fair values of these securities were 78.0% investment grade.

Equity securities with unrealized losses at December 31, 2010 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

At December 31, 2010 and 2009, fixed maturity securities and cash equivalents with a carrying value of $19,295,000 and $18,862,000, respectively, were on deposit with various regulatory authorities as required by law.

MORTGAGE LOANS

The Company underwrites commercial mortgages on general purpose income producing properties including office buildings, retail facilities, apartments/other, industrial and hotel properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $1,276,154,000 and $1,263,581,000 at December 31, 2010
and 2009, respectively.

All of the Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus). The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

Real estate acquired in satisfaction of debt is accounted for at the lower of the property's fair value less expected selling costs or the loan balance.
In 2010, the Company acquired two properties in lieu of foreclosure. The total carrying value of those properties at December 31, 2010 was $8,400,000 and is included in other invested assets on the consolidated balance sheets. There were also two restructured loans with a total carrying value of $10,229,000 and no foreclosed loans in the commercial mortgage loan portfolio at December 31, 2010. The Company had one restructured loan with a carrying value of $4,655,000 and no foreclosed loans or real estate owned as of December 31, 2009. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2010.

Realized losses on mortgage loans are the result of foreclosures, sales of loans and write-down in anticipation of losses. The Company recognized $3,144,000 of realized losses in 2010 on commercial mortgage loans where the properties were acquired in lieu of foreclosure. The Company did not recognize any realized capital losses on commercial mortgage loans for the years ended December 31, 2009 and 2008. The valuation allowance held for mortgage loans was $3,700,000 as of December 31, 2010 and $100,000 as of December 31, 2009. The change in valuation allowance was $3,600,000, $100,000 and $0 for the years ending December 31, 2010, 2009 and 2008, respectively.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

ALTERNATIVE INVESTMENTS

Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are attempted to be diversified by type, general partner, vintage year, and geographic location - both domestic and international.

The Company's composition of alternative investments by type were as follows:

                                               DECEMBER 31, 2010                  DECEMBER 31, 2009
                                        -----------------------------      -----------------------------
                                          CARRYING          PERCENT          CARRYING          PERCENT
IN THOUSANDS                                VALUE          OF TOTAL            VALUE          OF TOTAL
------------                            -------------  --------------      -------------  --------------
Alternative investments
 Private equity funds                    $   261,399           51.6%        $   244,590          52.0%
 Mezzanine debt funds                        172,029           34.0%            156,180          33.2%
 Hedge funds                                  72,866           14.4%             69,654          14.8%
                                        -------------  --------------      -------------  --------------
  Total alternative investments          $   506,294          100.0%        $   470,424         100.0%
                                        =============  ==============      =============  ==============

NET INVESTMENT INCOME

Net investment income for the years ended December 31 was as follows:

IN THOUSANDS                                       2010              2009             2008
------------                                ----------------- ----------------- -----------------
Fixed maturity securities                       $ 476,702         $ 437,786         $ 406,958
Equity securities                                   9,525            12,371            20,886
Mortgage loans                                     76,925            77,362            80,917
Policy loans                                       24,649            24,515            24,040
Cash equivalents                                      379             1,510             4,921
Alternative investments                            13,052             3,930             5,266
Derivative instruments                                231               (85)             (101)
Other invested assets                               2,714             1,362             3,005
                                            ----------------- ----------------- -----------------
   Gross investment income                        604,177           558,751           545,892
Investment expenses                               (18,221)          (15,636)          (16,676)
                                            ----------------- ----------------- -----------------
   Total                                        $ 585,956         $ 543,115         $ 529,216
                                            ================= ================= =================

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

NET REALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the years ended December 31 were as follows:

IN THOUSANDS                                       2010              2009             2008
------------                                ----------------- ----------------- -----------------
Fixed maturity securities                       $  2,477           $ (27,840)        $ (290,059)
Equity securities                                 29,502              47,486            (93,986)
Mortgage loans                                    (6,803)                (74)                 -
Alternative investments                            1,362             (15,267)            (2,070)
Derivative instruments                            10,087              21,434            (50,844)
Other invested assets                               (207)                  2                107
Securities held as collateral                      4,503               4,276            (47,019)
                                            ----------------- ----------------- -----------------
 Total                                          $ 40,921           $  30,017         $ (483,871)
                                            ================= ================= =================

Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

IN THOUSANDS                                       2010              2009             2008
------------                                ----------------- ----------------- -----------------
Fixed maturity securities, available for sale:
 Gross realized gains                            $ 43,443          $ 102,423         $ 15,997
 Gross realized losses                            (18,712)           (85,455)         (93,306)
Equity securities:
 Gross realized gains                              34,046             79,699           49,028
 Gross realized losses                             (4,493)           (27,963)         (66,223)
Alternative investments:
 Gross realized gains                              24,412              5,085           10,173
 Gross realized losses                             (9,018)               (21)             (70)

Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

IN THOUSANDS                                       2010              2009             2008
------------                                ----------------- ----------------- -----------------
Fixed maturity securities
 Corporate securities                           $  1,840           $ 14,107         $  46,580
 Asset-backed securities                           2,923                  -            14,400
 CMBS                                             10,538              1,141            29,363
 RMBS                                              6,953             29,560           122,408
Mortgage loans                                     3,144                  -                 -
Equity securities                                     51              4,250            76,792
Alternative investments                           14,032             20,331            12,173
Other invested assets                                971                  -                 -
Securities held as collateral                          -                  -            47,019
                                            ----------------- ----------------- -----------------
 Total other-than-temporary impairments         $ 40,452           $ 69,389         $ 348,735
                                            ================= ================= =================

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

NET REALIZED INVESTMENT GAINS (LOSSES) (CONTINUED)

The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income, was as follows:

IN THOUSANDS                                                      2010                2009
------------                                              -------------------  -------------------
Balance at beginning of year                                   $ 92,556             $       -
Credit loss component of OTTI loss not reclassified to
 other comprehensive loss in the cumulative effect
 transition adjustment                                                -                87,767
Additions:
 Initial impairments - credit loss OTTI recognized on
  securities not previously impaired                              6,337                33,414
 Additional impairments - credit loss OTTI recognized
  on securities previously impaired                              15,917                11,393
Reductions:
 Due to sales (or maturities, pay downs, or prepayments)
  during the period of securities previously credit loss
  OTTI impaired                                                 (48,233)              (40,018)
                                                          -------------------  -------------------
Balance at end of year                                         $ 66,577             $  92,556
                                                          ===================  ===================

(7) DERIVATIVE INSTRUMENTS

Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, forwards, futures and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to utilize replication strategies and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for over-the-counter derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                           DECEMBER 31, 2010                    DECEMBER 31, 2009
                                  ------------------------------------ ------------------------------------
IN THOUSANDS                                       FAIR VALUE                           FAIR VALUE
------------                                 -------------------------             ------------------------
  PRELIMINARY
UNDERLYING RISK                    NOTIONAL                             NOTIONAL
   EXPOSURE      INSTRUMENT TYPE    AMOUNT    ASSETS   LIABILITIES (1)   AMOUNT     ASSETS   LIABILITIES (1)
-------------------------------------------- ------------------------- ----------- -------------------------
Interest rate     Interest rate
                   swaps          $  101,500 $  9,943   $        -      $ 101,500   $ 3,287     $       -
                  Interest rate
                   futures           271,500        3            -        162,100         5             -
                  TBAs               123,208  124,840            -         39,361    41,056             -
Foreign currency  Foreign currency
                   swaps              17,000   (2,257)           -              -         -             -
                  Foreign currency
                   forwards                -        -            -              6         -             -
Equity market     Equity futures     130,040        2            -         89,320         2             -
                  Equity options     497,491   32,759        9,840         61,160     3,119           673
                                  ---------- --------- --------------- ----------- ----------- -------------
 Total derivatives                $1,140,739 $165,290   $    9,840      $ 453,447   $47,469     $     673
                                  ========== ========= =============== =========== =========== =============

(1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific hedging programs related to various annuity and insurance product liabilities that have market risk. The trading activity for these programs is influenced by two major factors - the sales growth of products and the volatility in the interest and equity markets. The volume and frequency of trading increased during the volatile equity markets in late 2008 and early 2009. For most of 2009 and 2010 the trading volume and frequency was at expected levels.

Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

The Company used interest rate futures to manage duration in certain portfolios within the general account of the Company. The trading volume and frequency was stable in these portfolios during 2010 and 2009. In addition, the Company utilized a total return strategy in 2008 that replicated the S&P 500 by investing in corporate bonds and total rate of return swaps. The swaps were unwound in 2008.

In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

Total rate of return swaps (TRRs) are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company uses TRRs to synthetically create investments. There were no TRRs at December 31, 2010 or December 31, 2009.

The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                           DECEMBER 31, 2010
                                           --------------------------------------------------
                                              NET REALIZED
                                            INVESTMENT GAINS   NET INVESTMENT   POLICYHOLDER
IN THOUSANDS                                    (LOSSES)           INCOME         BENEFITS
------------                               ------------------ ---------------- --------------
Interest rate swaps                          $       10,999     $        (83)    $        -
Interest rate futures                                 6,301                -              9
TBAs                                                    356                -              -
Foreign currency swaps                               (2,346)             322              -
Foreign currency forwards                              (203)              (8)             -
Equity futures                                      (15,030)               -          8,869
Equity options                                         (412)               -          6,282
                                           ------------------ ---------------- --------------
Total (losses) gains recognized in
 income from derivatives                     $         (335)    $        231     $   15,160
                                           ================== ================ ==============

                                                           DECEMBER 31, 2009
                                           --------------------------------------------------
                                              NET REALIZED
                                            INVESTMENT GAINS   NET INVESTMENT   POLICYHOLDER
IN THOUSANDS                                    (LOSSES)           INCOME         BENEFITS
------------                               ------------------ ---------------- --------------
Interest rate swaps                          $      (19,339)    $        (83)    $    3,414
Interest rate futures                               (12,010)               -              -
TBAs                                                  1,075                -              -
Foreign currency forwards                                53               (2)             -
Equity futures                                      (24,521)               -              -
Equity options                                            -                -            768
                                           ------------------ ---------------- --------------
Total (losses) gains recognized in
 income from derivatives                     $      (54,742)    $        (85)    $    4,182
                                           ================== ================ ==============

                                                           DECEMBER 31, 2008
                                           --------------------------------------------------
                                              NET REALIZED
                                            INVESTMENT GAINS   NET INVESTMENT   POLICYHOLDER
IN THOUSANDS                                    (LOSSES)           INCOME         BENEFITS
------------                               ------------------ ---------------- --------------
Interest rate swaps                          $        24,115    $         (23)   $       141
Interest rate futures                                 15,946                -              -
TBAs                                                   1,065                -              -
Foreign currency forwards                                 26              (78)             -
Equity futures                                         5,025                -              -
Equity options                                           (65)               -              -
Total return swaps                                    (2,767)               -              -
                                           ------------------ ---------------- --------------
Total gains (losses) recognized in
 income from derivatives                     $        43,345    $        (101)   $       141
                                           ================== ================ ==============

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company was not obligated to receive any cash collateral at either December 31, 2010 or December 31, 2009.

The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company does not have any over-the-counter derivatives that are in a net liability position, after considering the effect of netting arrangements, as of December 31, 2010 and therefore, was not required to pledge collateral.

EMBEDDED DERIVATIVES

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

The following table presents the fair value of the Company's embedded derivatives at December 31:

IN THOUSANDS                                              2010                2009
------------                                        ----------------    ----------------
Embedded derivatives within annuity products:
 Guaranteed withdrawal benefits                       $     (8,470)       $    (17,176)
 Guaranteed payout floors                                  (12,107)            (13,823)
 Other                                                      (3,831)             (3,489)

Embedded derivatives within life insurance products:
 Equity-linked index credits                          $    (31,470)       $     (9,625)

The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

IN THOUSANDS                                              2010                2009                  2008
------------                                        ----------------    ----------------    -------------------
Embedded derivatives within annuity products:
 Net investment gains (losses)                        $     10,422        $     76,176         $      (94,189)
 Policyholder benefits                                        (342)             (1,838)                  (464)

Embedded derivatives within life insurance products:
 Policyholder benefits                                $    (21,845)       $     (8,879)        $         (207)

At December 31, 2010 and 2009, fixed maturity securities with a carrying value of $19,161,000 and $29,989,000, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(8) VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

CONSOLIDATED VIES

As of December 31, 2010 and 2009, the Company held an investment in a trust for which it was the primary beneficiary and where the results were consolidated in the Company's financial results. The assets held under the VIE as of December 31, 2010 and 2009 were $4,774,000 and $4,746,000, respectively, and are included in other invested assets on the consolidated balance sheets.

NON-CONSOLIDATED VIES

The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See
Note 5 for details regarding the carrying amount and classification of these assets.

In addition, the Company invests in alternative investments that may or may
not be VIEs.   The Company has determined that it is not required to
consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $506,294,000 and $470,424,000 and the maximum exposure was $721,610,000 and $681,896,000 at
December 31, 2010 and December 31, 2009, respectively.

(9) NET FINANCE RECEIVABLES

Finance receivables as of December 31 were as follows:

IN THOUSANDS                                        2010                  2009
------------                             -----------------------  ----------------------
Direct installment loans                   $            244,695     $          227,107
Retail installment notes                                 34,401                 38,301
Accrued interest                                          4,528                  4,458
                                         -----------------------  ----------------------
 Gross receivables                                      283,624                269,866
Unearned finance charges                                (74,433)               (68,177)
Allowance for losses                                    (11,335)               (10,764)
                                         -----------------------  ----------------------
  Finance receivables, net                 $            197,856     $          190,925
                                         =======================  ======================

Direct installment loans, at December 31, 2010 and 2009, consisted of $168,175,000 and $156,309,000, respectively, of discount basis loans, net of unearned finance charges and unearned other charges, and $10,177,000 and $11,276,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2010 were as follows:

IN THOUSANDS
------------
2011                                                        $   22,846
2012                                                            61,716
2013                                                           103,364
2014                                                            19,778
2015                                                               305
2016 and thereafter                                              1,182
                                                            -----------
 Total finance receivables, net of unearned finance charges    209,191
Allowance for losses                                           (11,335)
                                                            -----------
  Finance receivables, net                                  $  197,856
                                                            ===========

During the years ended December 31, 2010, 2009 and 2008, principal cash collections of direct installment loans were $78,324,000, $74,312,000 and $74,441,000, respectively, and the percentages of these cash collections to average net balances were 47%, 46% and 47%, respectively. Retail installment notes' principal cash collections were $42,079,000, $37,770,000 and $38,200,000, respectively, and the percentages of these cash collections to average net balances were 160%, 148% and 149% for the years ended December 31, 2010, 2009 and 2008, respectively.

The ratio of the allowance for losses to total finance receivables, net of unearned finance charges, at December 31, 2010 and 2009 was 5.4% and 5.3%, respectively.

Changes in the allowance for losses for the years ended December 31 were as follows:

IN THOUSANDS                              2010               2009                 2008
------------                     -------------------- ------------------ ---------------------
Balance at beginning of year        $         10,764     $       10,369     $         10,067
Provision for credit losses                    8,804             10,116                8,487
Charge-offs                                  (12,279)           (13,553)             (11,907)
Recoveries                                     4,046              3,832                3,722
                                 -------------------- ------------------ ---------------------
Balance at end of year              $         11,335     $       10,764     $         10,369
                                 ==================== ================== =====================

At December 31, 2010 and 2009, the recorded investments in certain direct
installment loans were considered to be impaired.   The balances of such
loans at December 31, 2010 and 2009 and the related allowance for losses were as follows:

IN THOUSANDS                                                        INSTALLMENT LOANS
------------                                                   ---------------------------
Balances at December 31, 2010                                     $              55
Related allowance for losses                                      $              55

Balances at December 31, 2009                                     $              77
Related allowance for losses                                      $              63

All loans deemed to be impaired are placed on non-accrual status. Interest income on impaired loans is recognized on a cash basis. The average balance of impaired loans during the years ended December 31, 2010 and 2009 was $63,000 and $86,000, respectively.

There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2010 or 2009.

The net investment in receivables on which the accrual of finance charges and interest was suspended at and which are being accounted for on a cash basis at December 31, 2010 and 2009 was $19,386,000 and $23,168,000, respectively.
There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2010 and 2009.

(10) INCOME TAXES

Income tax expense (benefit) varies from the amount computed by applying the federal income tax rate of 35% to income (loss) from operations before taxes. The significant components of this difference were as follows:

IN THOUSANDS                                            2010         2009          2008
------------                                      -------------- ------------ --------------
Computed tax expense (benefit)                     $     78,718   $   57,341   $   (119,014)
Difference between computed and actual tax expense:
 Dividends received deduction                           (16,568)      (7,394)        (7,278)
 Tax credits                                             (3,211)        (927)        (5,257)
 Change in valuation allowance                                9           (1)        36,995
 Expense adjustments and other                           (1,978)       2,550          3,018
                                                  -------------- ------------ --------------
  Total tax expense (benefit)                      $     56,970   $   51,569   $    (91,536)
                                                  ============== ============ ==============

The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability at December 31 were as follows:

IN THOUSANDS                                                     2010                  2009
------------                                           ----------------------  ----------------------
Deferred tax assets:
 Policyholder liabilities                                $           32,955      $           16,602
 Pension, postretirement and other benefits                          12,579                  66,858
 Tax deferred policy acquisition costs                              138,216                 124,938
 Deferred gain on individual disability coinsurance                   7,981                   9,320
 Net realized capital losses                                         66,979                  63,970
 Ceding commissions and goodwill                                        104                   2,603
 Other                                                                9,548                   7,329
                                                       ----------------------  ----------------------
  Gross deferred tax assets                                         268,362                 291,620
 Less valuation allowance                                                (9)                      -
                                                       ----------------------  ----------------------
  Deferred tax assets, net of valuation allowance                   268,353                 291,620

Deferred tax liabilities:
 Deferred policy acquisition costs                                  258,758                 251,577
 Premiums                                                            17,144                  23,547
 Real estate and property and equipment depreciation                  5,941                   6,655
 Basis difference on investments                                      7,229                   6,805
 Net unrealized capital gains                                       204,691                  56,242
 Other                                                               19,252                  16,725
                                                       ----------------------  ----------------------
  Gross deferred tax liabilities                                    513,015                 361,551
                                                       ----------------------  ----------------------
   Net deferred tax liability                            $          244,662      $           69,931
                                                       ======================  ======================

As of December 31, 2010, the Company recorded a $9,000 valuation allowance related to tax benefits of certain state operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state operating loss carryforwards will not be realized. Management has determined that a valuation allowance was not required for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

As of December 31, 2009, management determined that a valuation allowance was not required for these deferred tax asset items based on management's assessment that it is more likely than not that these deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income. The net cumulative effect adjustment of adopting the OTTI Guidance effective January 1, 2009, resulted in a $31,000,000 reduction of the valuation allowance. Of the remaining $6,001,000 of valuation allowance, $6,000,000 was released as an increase to other comprehensive income and $1,000 was released as a decrease to income tax expense on the consolidated statements of operations.

The increase (decrease) in deferred tax asset valuation allowance for the years ended December 31, 2010, 2009, and 2008, was $9,000, $(37,001,000) and
$36,995,000, respectively.

At December 31, 2010, state net operating loss carryforwards were $676,000, the majority of which will expire beginning in 2017.

Income taxes paid (refunded) for the years ended December 31, 2010, 2009, and 2008, were $4,038,000, $(41,920,000) and $17,073,000, respectively.

A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

IN THOUSANDS                                                     2010              2009
------------                                             -----------------  -----------------
Balance at beginning of year                                $     23,834       $     24,716
Additions based on tax positions related to current year           1,143              2,179
Additions for tax positions of prior years                         2,854              5,071
Reductions for tax positions of prior years                      (11,241)            (8,132)
Settlements                                                       (1,458)                 -
                                                         -----------------  -----------------
Balance at end of year                                      $     15,132       $     23,834
                                                         =================  =================

Included in the balance of unrecognized tax benefits at December 31, 2010 are potential benefits of $109,000 that, if recognized, would affect the effective tax rate on income from operations.

As of December 31, 2010, accrued interest and penalties of $531,000 are recorded as current income tax liabilities on the consolidated balance sheets and $667,000 is recognized as a current income tax expense on the consolidated statements of operations.

At December 31, 2010, there were no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date.

During 2010, the Company was informed that the IRS Office of Appeals had fully conceded the disagreed issue from the IRS audit of the consolidated federal income tax returns for Minnesota Mutual Companies, Inc. and Subsidiaries for the years 2003 and 2004 and the Company received a refund of its Section 6603 deposit. The Company paid its applicable share of the taxes assessed for the agreed audit issues arising from the IRS audit of the consolidated tax returns for the years 2005-2007 and reached a settlement with the IRS Office of Appeals for the disagreed issues. The Company received a refund of its Section 6603 deposit and has accrued for the settlement refund. The consolidated tax returns for the years 2008 and 2009 are currently under examination by the IRS. The Company believes that any additional taxes refunded or assessed as a result of the examination will not have a material impact on its financial position.

(11) EMPLOYEE BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

Prior to December 31, 2010, the Company also had a non-contributory defined benefit retirement plan covering substantially all employees. Benefits were based upon years of participation and the employee's average monthly compensation. Additionally, the Company had a non-contributory defined benefit retirement plan, which provided certain employees with benefits in excess of limits for qualified retirement plans. On December 31, 2010, the Company transferred sponsorship of these plans and the related plan assets and liabilities to SFG.

The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments

Prior to December 31, 2010, the Company also had a postretirement plan that provided health care and life insurance benefits to substantially all employees. Eligibility was determined by age at retirement and years of service. Health care premiums were shared with retirees, and other cost-sharing features included deductibles and co-payments. On December 31, 2010, the Company transferred sponsorship of this plan to SFG.

The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                      PENSION BENEFITS             OTHER BENEFITS
                                                  ------------------------     ----------------------
IN THOUSANDS                                          2010         2009           2010        2009
------------                                      ------------ -----------     ----------- ----------
Change in benefit obligation:
Benefit obligation at beginning of year            $  541,268   $ 506,456       $  56,420   $ 86,468
Service cost                                           21,081      20,913           1,239      2,709
Interest cost                                          32,200      29,498           3,309      4,623
Amendments                                                  -           -               -    (16,819)
Actuarial loss (gain)                                  37,945      (5,786)          5,363    (18,870)
Benefits paid                                         (11,537)     (9,813)         (2,066)    (1,691)
Transfer of plan sponsorship                         (564,586)          -         (57,098)         -
                                                  ------------ -----------     ----------- ----------
Benefit obligation at end of year                  $   56,371   $ 541,268       $   7,167   $ 56,420
                                                  ============ ===========     =========== ==========
Change in plan assets:
Fair value of plan assets at beginning
   of year                                         $  435,955   $ 369,328       $  14,748   $  8,642
Actual return on plan assets                           49,718      54,044           1,514      2,340
Employer contribution                                  38,841      22,396           1,809      5,457
Benefits paid                                         (11,537)     (9,813)         (2,066)    (1,691)
Transfer of plan sponsorship                         (461,472)          -         (16,005)         -
                                                  ------------ -----------     ----------- ----------
Fair value of plan assets at end of year           $   51,505   $ 435,955       $       -   $ 14,748
                                                  ============ ===========     =========== ==========
Net amount recognized:
Funded status                                      $   (4,866)  $(105,313)      $  (7,167)  $(41,672)

Amounts recognized on the consolidated
   balance sheets:
Accrued benefit cost                               $   (4,866)  $(105,313)      $  (7,167)  $(41,672)

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

                                                      PENSION BENEFITS             OTHER BENEFITS
                                                  ------------------------     ----------------------
IN THOUSANDS                                          2010         2009           2010        2009
------------                                      ------------ -----------     ----------- ----------
Amounts recognized in accumulated
  other comprehensive income (loss):
Prior service benefit                              $       33   $   2,689       $   3,322   $ 26,334
Net actuarial loss                                     (9,917)   (146,017)          3,691     (9,381)
                                                  ------------ -----------     ----------- ----------
Accumulated other comprehensive (loss)
  income at end of year                            $   (9,884)  $(143,328)      $   7,013   $ 16,953
                                                  ============ ===========     =========== ==========
Accumulated benefit obligation                     $   52,498   $ 388,705       $   7,167   $ 56,420

Plans with accumulated benefit obligation
  in excess of plan assets:
Projected benefit obligation                       $   38,125   $ 101,613
Accumulated benefit obligation                         38,125      80,007
Fair value of plan assets                              34,744      33,176

Weighted average assumptions used to
  determine benefit obligations:
Discount rate                                           5.31%       6.05%           5.17%      5.98%
Rate of compensation increase                           5.00%       5.73%               -          -

Components of net periodic benefit cost:
Service cost                                       $   21,081   $  20,913       $   1,239   $  2,709
Interest cost                                          32,200      29,498           3,309      4,623
Expected return on plan assets                        (36,301)    (33,782)         (1,160)      (726)
Prior service benefit amortization                       (456)       (444)         (2,260)    (1,139)
Recognized net actuarial loss                           4,379       5,673             177      1,035
                                                  ------------ -----------     ----------- ----------
Net periodic benefit cost                          $   20,903   $  21,858       $   1,305   $  6,502
                                                  ============ ===========     =========== ==========
Other changes in plan assets and benefit
  obligations recognized in other
    comprehensive (loss) income:
Prior service credit                               $        -   $       -       $       -   $ 16,819
Net (loss) gain                                       (24,528)     26,048          (5,009)    20,484
Amortization of prior service benefit                    (456)       (444)         (2,260)    (1,139)
Amortization of net loss                                4,379       5,673             177      1,035
                                                  ------------ -----------     ----------- ----------
Total recognized in other comprehensive
  (loss) income                                    $  (20,605)  $  31,277       $  (7,092)  $ 37,199
                                                  ============ ===========     =========== ==========

Accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income
(loss) into net periodic benefit cost in 2011 are $4,000 and $419,000, respectively. The estimated prior service credit and net actuarial loss for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2011 are $676,000 and $270,000, respectively.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

                                                      PENSION BENEFITS             OTHER BENEFITS
                                                  ------------------------     ----------------------
IN THOUSANDS                                          2010         2009           2010        2009
------------                                      ------------ -----------     ----------- ----------
Weighted average assumptions used to
  determine net periodic benefit costs:
Discount rate                                           6.05%       5.78%           5.76%      5.77%
Expected long-term return on plan assets                7.77%       7.75%               -      7.00%
Rate of compensation increase                           5.73%       5.72%               -          -

Estimated future benefit payments for pension and other postretirement plans:

IN THOUSANDS                       PENSION BENEFITS    OTHER BENEFITS    MEDICARE SUBSIDY
------------                       ----------------    --------------    ----------------
2011                                  $ 2,667              $  441               $ -
2012                                    2,795                 448                 -
2013                                    2,836                 450                 -
2014                                    2,960                 446                 -
2015                                    2,986                 463                 -
2016 - 2020                            16,571               2,422                 -

For measurement purposes, the assumed health care cost trend rates start at 8.0% in 2010 and decrease gradually to 5.5% for 2015 and remain at that level thereafter. For 2009, the assumed health care cost trend rates start at 8.5% in 2009 and decrease gradually to 5.5% for 2015 and remain at that level thereafter.

The assumptions presented herein are based on pertinent information available to management as of December 31, 2010 and 2009. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2010 by $93,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2010 by $9,000. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2010 by $84,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2010 by $8,000.

To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury par curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equities, fixed maturity securities and other investments. The majority of plans' assets are invested in equity securities, as equity portfolios have historically provided higher average returns than other asset classes over extended periods and are expected to do so in the future. The higher levels of risk entailed in equity securities is balanced by investing a significant portion of the plans' assets in high quality fixed maturity securities and the insurance company general account.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

The target asset allocation as of December 31, 2010, for each of the broad investment categories, weighted for all plans combined is as follows:

Equity securities                          11%  to  21%
Fixed maturity securities                  11%  to  21%
Insurance company general account          67%  to  67%

The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                        2010           2009
                                    -------------  ------------
Equity securities                         15%           57%
Fixed maturity securities                 18%           36%
Insurance company general account         67%            7%

Equity securities, as classified in the above table, include direct investments in common stocks, mutual funds and pooled separate accounts. Fixed maturity securities include investments in pooled separate accounts. Pooled separate accounts are under either an immediate participation guaranteed contract or a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees. Current investments include private equity limited partnerships which are classified as equity securities for asset allocation purposes.

The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

The fair value of the Company's pension and other postretirement plans financial assets and financial liabilities has been determined using available market information as of December 31, 2010. Although the Company is not aware of any factors that would significantly affect the fair value of the pension and other postretirement plans financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds, actively-traded equity securities, investments in mutual funds with quoted market prices and certain investments in pooled separate accounts.

     Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

     Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

IN THOUSANDS
------------
DECEMBER 31, 2010                               LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
--------------------------------------         ---------   ---------   ---------  --------
Investment in pooled separate accounts         $  16,762   $       -   $       -    16,762
Insurance company general account                      -           -      34,743    34,743
                                               ---------   ---------   ---------  --------
 Total investments                                16,762           -      34,743    51,505
                                               ---------   ---------   ---------  --------
  Total financial assets                       $  16,762   $       -   $  34,743  $ 51,505
                                               =========   =========   =========  ========

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis (continued):

IN THOUSANDS
------------
DECEMBER 31, 2009                               LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
--------------------------------------         ---------   ---------   ---------  ---------
Equity securities:
 Intermediate-term bond                         $ 92,222    $      -    $      -   $ 92,222
 U.S. large-cap                                   83,218           -           -     83,218
 Global bond                                      36,035           -           -     36,035
 Emerging market stocks                           31,902           -           -     31,902
 International large value                        18,306           -           -     18,306
 Domestic real estate                              8,734           -           -      8,734
                                               ---------   ---------   ---------  ---------
    Total equity securities                      270,417           -           -    270,417
Investment in pooled separate accounts           100,718       2,704           -    103,422
Insurance company general account                      -           -      33,176     33,176
Private equity funds                                   -           -      27,309     27,309
Cash and cash equivalents                            471           -           -        471
                                               ---------   ---------   ---------  ---------
 Total investments                               371,606       2,704      60,485    434,795
                                               ---------   ---------   ---------  ---------
  Total financial assets                        $371,606    $  2,704    $ 60,485   $434,795
                                               =========   =========   =========  =========

EQUITY SECURITIES

Equity securities consist primarily of investments in mutual funds and common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1.

INVESTMENTS IN POOLED SEPARATE ACCOUNTS

Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account. The estimated fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account and are generally based on observable valuation inputs. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, alternative investments and cash and cash equivalents.

INSURANCE COMPANY GENERAL ACCOUNT

Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

PRIVATE EQUITY FUNDS

Investment in private equity funds primarily include limited partnership investments. The fair value of these investments are determined using assumptions that are generally unobservable and the investments typically have significant liquidity restrictions and are therefore classified as Level 3.

CASH AND CASH EQUIVALENTS

Cash equivalents primarily include money market instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2010:

                                                                                    PURCHASES,
                                             BALANCE AT      TOTAL APPRECIATION     SALES AND
                                            BEGINNING OF       (DEPRECIATION)      SETTLEMENTS,    BALANCE AT
IN THOUSANDS                                    YEAR            IN FAIR VALUE           NET        END OF YEAR
------------                               --------------  ---------------------  --------------  -------------
Insurance company general account           $     33,176    $             1,567    $          -    $    34,743
Private equity funds                              27,309                  2,909         (30,218)             -
                                           --------------  ---------------------  --------------  -------------
 Total financial assets                     $     60,485    $             4,476    $    (30,218)   $    34,743
                                           ==============  =====================  ==============  =============

Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2010. There were no transfers in to or out of level 3 for the year ended December 31, 2010.

The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2009:

                                                                                    PURCHASES,
                                             BALANCE AT      TOTAL APPRECIATION     SALES AND
                                            BEGINNING OF       (DEPRECIATION)      SETTLEMENTS,    BALANCE AT
IN THOUSANDS                                    YEAR            IN FAIR VALUE           NET        END OF YEAR
------------                               --------------  ---------------------  --------------  -------------
Investment in pooled separate accounts      $        219    $              (125)   $        (94)   $         -
Insurance company general account                 31,487                  1,689               -         33,176
Private equity funds                              23,717                 (1,060)          4,652         27,309
                                           --------------  ---------------------  --------------  -------------
 Total financial assets                     $     55,423    $               504    $      4,558    $    60,485
                                           ==============  =====================  ==============  =============

The following tables summarize the Company's other postretirement benefit plans' financial assets measured at fair value on a recurring basis:

IN THOUSANDS
------------
DECEMBER 31, 2009                               LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
--------------------------------------         ---------   ---------   ---------  ---------
Investment in pooled separate
 accounts                                       $  7,724    $      -    $      -   $  7,724
Equity securities:
 Intermediate-term bond                            7,001           -           -      7,001
                                               ---------   ---------   ---------  ---------
    Total investments                             14,725           -           -     14,725
                                               ---------   ---------   ---------  ---------
        Total financial assets                  $ 14,725    $      -    $      -   $ 14,725
                                               =========   =========   =========  =========

The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2009:

                                                                                    PURCHASES,
                                             BALANCE AT      TOTAL APPRECIATION     SALES AND
                                            BEGINNING OF       (DEPRECIATION)      SETTLEMENTS,    BALANCE AT
IN THOUSANDS                                    YEAR            IN FAIR VALUE           NET        END OF YEAR
------------                               --------------  ---------------------  --------------  -------------
Investment in pooled separate accounts      $        49     $              (28)    $       (21)    $        -
                                           --------------  ---------------------  --------------  -------------
      Total financial assets                $        49     $              (28)    $       (21)    $        -
                                           ==============  =====================  ==============  =============



The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

PROFIT SHARING PLANS

The Company also has a profit sharing plan covering substantially all agents. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation.

Prior to December 31, 2010, the Company also had a profit sharing plan covering substantially all employees. The Company's contribution rate to the employee plan was determined annually by the directors of the Company and was applied to each participant's prior year earnings. The Company recognized contributions to the plans during 2010, 2009 and 2008 of $9,242,000, $6,341,000 and $10,087,000, respectively. On December 31, 2010, the Company transferred sponsorship of this plan to SFG.

(12) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

IN THOUSANDS                             2010         2009         2008
------------                         ------------ ------------ ------------
Balance at January 1                  $   595,260  $   607,080  $   602,622
 Less:  reinsurance recoverable           528,862      539,315      530,178
                                     ------------ ------------ ------------
Net balance at January 1                   66,398       67,765       72,444
                                     ------------ ------------ ------------
Incurred related to:
 Current year                              74,323       77,046       74,163
 Prior years                                  615       (3,798)      (2,145)
                                     ------------ ------------ ------------
Total incurred                             74,938       73,248       72,018
                                     ------------ ------------ ------------
Paid related to:
 Current year                              48,276       50,401       45,694
 Prior years                               28,259       24,214       31,003
                                     ------------ ------------ ------------
Total paid                                 76,535       74,615       76,697
                                     ------------ ------------ ------------
Net balance at December 31                 64,801       66,398       67,765
 Plus:  reinsurance recoverable           520,524      528,862      539,315
                                     ------------ ------------ ------------
Balance at December 31                $   585,325  $   595,260  $   607,080
                                     ============ ============ ============

In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $615,000, $(3,798,000) and $(2,145,000) in 2010,
2009 and 2008, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(13) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

The Company's consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks, along with the related written and earned premiums, the Company has underwritten to other insurance companies who agree to share these risks.
The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of the amount it is prepared to accept.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The effect of reinsurance on premiums for the years ended December 31 was as follows:

IN THOUSANDS                             2010         2009         2008
------------                         ------------ ------------ ------------
Direct premiums                       $ 1,704,527  $ 1,576,012  $ 1,619,867
Reinsurance assumed                        26,571      301,268      429,597
Reinsurance ceded                        (298,010)    (196,191)    (187,188)
                                     ------------ ------------ ------------
 Net premiums                         $ 1,433,088  $ 1,681,089  $ 1,862,276
                                     ============ ============ ============

Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations were $255,558,000, $192,994,000 and $166,794,000 during 2010, 2009, and 2008, respectively.

The Company terminated its coinsurance participation in the Servicemembers Group Life Insurance (SGLI) and Federal Employees Group Life Insurance (FEGLI) reinsurance programs effective July 1, 2009 and October 1, 2009, respectively. The Company recognized total revenues of $274,909,000 and $398,401,000 in 2009 and 2008, respectively, related to the SGLI and FEGLI programs. Total assumed reserves recognized by the Company related to the SGLI and FEGLI programs were $0 as of December 31, 2009. The impact of the SGLI and FEGLI programs on the Company's 2009 and 2008 net income (loss) was immaterial.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals,
(b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities are included in net realized investment gains on the consolidated statements of operations. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2010, 2009 or 2008.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

At December 31, the Company had the following variable annuity contracts with guarantees:

                                                  2010           2009
                                             -------------- --------------
IN THOUSANDS
------------
Return of net deposits:
  In the event of death
    Account value                             $ 2,127,498    $ 1,787,290
    Net amount at risk                        $    15,435    $    60,682
    Average attained age of contractholders          58.1           57.1
  As withdrawals are taken
    Account value                             $   800,688    $   627,129
    Net amount at risk                        $    19,877    $    43,415
    Average attained age of contractholders          63.4           62.7

Return of net deposits plus a minimum return:
  In the event of death
    Account value                             $   150,313    $   126,118
    Net amount at risk                        $    17,599    $    26,754
    Average attained age of contractholders          67.3           66.7
  At annuitization
    Account value                             $   456,474    $   312,231
    Net amount at risk                        $         -    $         -
    Weighted average period remaining until
      expected annuitization (in years)               6.5            6.5

Highest specified anniversary account value:
  In the event of death
    Account value                             $   590,460    $   530,450
    Net amount at risk                        $    22,804    $    72,685
    Average attained age of contractholders          58.4           57.5

Guaranteed payout annuity floor:
    Account value                             $    48,272    $    47,078
    Net amount at risk                        $        30    $        46
    Average attained age of contractholders          70.3           69.8

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

At December 31, the Company had the following universal life and variable life contracts with guarantees:

                                                  2010           2009
                                             -------------- --------------
IN THOUSANDS
------------
Account value (general and separate accounts)  $ 2,967,384   $ 2,449,896
Net amount at risk                             $40,722,237   $38,341,351
Average attained age of policyholders                 49.0          51.0

Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2010 are:

                                     MINIMUM
                                GUARANTEED DEATH    GUARANTEED         MINIMUM
                                   AND INCOME     PAYOUT ANNUITY     GUARANTEED       UNIVERSAL LIFE AND
                                     BENEFITS          FLOOR      WITHDRAWAL BENEFIT     VARIABLE LIFE
                                ---------------- --------------- -------------------- -------------------
IN THOUSANDS
------------
Balance at beginning of year       $   2,539         $  13,823        $     17,176         $    19,488
Incurred guarantee benefits              149            (1,161)             (8,706)             14,336
Paid guaranteed benefits              (1,511)             (555)                  -              (9,817)
                                ---------------- --------------- -------------------- -------------------
Balance at end of year             $   1,177         $  12,107        $      8,470         $    24,007
                                ================ =============== ==================== ===================

Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2009 are:

                                     MINIMUM
                                GUARANTEED DEATH    GUARANTEED         MINIMUM
                                   AND INCOME     PAYOUT ANNUITY     GUARANTEED       UNIVERSAL LIFE AND
                                     BENEFITS          FLOOR      WITHDRAWAL BENEFIT     VARIABLE LIFE
                                ---------------- --------------- -------------------- -------------------
IN THOUSANDS
------------
Balance at beginning of year        $   5,961        $   23,923       $     83,252          $   16,247
Change in accounting                      154                 -                  -                   -
   principle
Incurred guarantee benefits              (889)           (9,014)           (66,076)             11,284
Paid guaranteed benefits               (2,687)           (1,086)                 -              (8,043)
                                ---------------- --------------- -------------------- -------------------
Balance at end of year              $   2,539        $   13,823       $     17,176          $   19,488
                                ================ =============== ==================== ===================

The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2010 and 2009 (except where noted otherwise):

  - For 2010 and 2009, data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and
    put into 100 groups of 10 sequentially.   The mid-point of each group was
    chosen to run the projections used.
  - Mean investment performance was 5.78% and 6.38% for 2010 and 2009, respectively, and is consistent with DAC projections over a 10 year period.
  - Annualized monthly standard deviation was 15.28% for 2010 and 2009.
  - Assumed mortality was 100% of the A200 table for 2010 and 100% of the 1983a table for 2009.
  - Lapse rates varied by contract type and policy duration, ranging from 1% to 25%, with an average of 9%.
  - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2010 and 2009 (except where noted otherwise):

  - Separate account investment performance assumption was 8%.
  - Assumed mortality was 100% of pricing levels.
  - Lapse rates varied by policy duration, ranging from 2% to 9%.
  - Long-term general account discount rate grades up to 7.50% over five years beginning in 2010. General account discount rate was 5.0% for 2009.
  - Separate account discount rate was 7.73% for 2010 and 2009.

Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                                       VARIABLE ANNUITY CONTRACTS          VARIABLE LIFE CONTRACTS
                                    --------------------------------    -----------------------------
                                          2010            2009                2010           2009
                                    --------------  ----------------    ---------------  ------------
IN THOUSANDS
------------
Equity                                $ 1,676,968      $ 1,465,394         $ 1,508,274    $ 1,372,254
Bond                                      456,412          347,370             146,928        140,177
Balanced                                  542,233          425,486             217,805        208,002
Money market                               61,125           68,093              34,089         33,272
Mortgage                                   65,052           79,920              44,979         47,052
Real estate                                66,481           57,595              44,158         37,967
                                    --------------  ----------------    ---------------  ------------
 Total                                $ 2,868,271      $ 2,443,858         $ 1,996,233    $ 1,838,724
                                    ==============  ================    ===============  ============

(15) UNREMITTED PREMIUMS AND CLAIMS PAYABLE

The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2010 and 2009, the liability associated with unremitted premiums and claims payable was $19,997,000 and $19,593,000, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2010 and 2009, the Company had restricted the use of $19,997,000 and $19,593,000, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(16) NOTES PAYABLE

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. At December 31, 2010 and 2009, the balance of the surplus notes was $120,000,000 and $125,000,000, respectively. During 2010, the Company repurchased $5,000,000 of its outstanding surplus notes. The Company paid a market premium for the repurchase and as a result recorded a $984,000 loss on the transaction, which is included within general operating expenses on the consolidated statements of operations.

All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2010 and 2009, the approved accrued interest was $2,883,000 and $3,008,000, respectively. Interest paid on the surplus notes for the years ended December 31, 2010, 2009 and 2008 was $10,307,000, $10,313,000 and $10,313,000, respectively.

The issuance costs of $1,421,000 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2010 and 2009, accumulated amortization was $717,000 and $640,000, respectively.

At December 31, 2010, the aggregate minimum annual notes payable maturities for the next five years and thereafter are as follows: 2011, $0; 2012, $0; 2013, $0; 2014, $0; 2015, $0; thereafter, $120,000,000.

Total interest paid by the Company for the years ended December 31, 2010, 2009 and 2008 was $10,309,000, $10,236,000 and $10,419,000, respectively.

(17) BUSINESS COMBINATIONS

During 2010, the Company acquired the account rights of a certain insurance related agency. The aggregate purchase price of $200,000 was allocated to finite-lived intangible assets. During 2010, the Company also recorded additional minimum consideration of $922,000 it expects to pay in relation to 2008 acquisitions, all of which was recorded as goodwill.

The amount of acquisition-related additional cash consideration the Company may have to pay in 2011 and future years if certain thresholds are attained is $3,490,000 of which $2,574,000 was accrued at December 31, 2010.

During 2009, the Company acquired certain insurance related agencies. The aggregate purchase price of $5,750,000 was allocated to various assets and liabilities including $3,701,000 to finite-lived intangible assets and $3,500,000 to goodwill. These acquisitions include potential future additional consideration based on attaining thresholds through 2012. The maximum potential additional consideration related to the acquisitions is $1,750,000, of which $1,500,000 was accrued in 2009. The Company also recorded additional minimum consideration it paid or expects to pay in relation to 2008 and 2006 acquisitions of $1,770,000 and $203,000, respectively, all of which was recorded as goodwill. During 2009, the Company completed the final fair value evaluation of assets acquired related to 2008 business combinations, which resulted in a decrease to goodwill of $201,000.

During 2008, the Company acquired certain insurance-related agencies. The aggregate cash purchase price of $5,300,000 was allocated to various assets and liabilities including $3,872,000 to finite-lived intangible assets and $1,810,000 to goodwill.

All acquisitions have been accounted for using the purchase method of accounting, which requires that assets purchased and liabilities assumed be valued at fair value. The effects of the acquisitions are immaterial to the Company's consolidated statements of operations and financial position.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(18) GOODWILL AND INTANGIBLE ASSETS

The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

IN THOUSANDS                                 2010          2009
------------                              ----------   -----------
Balance at beginning of year               $ 38,053     $ 32,781
Additions                                       922        5,473
Adjustments to prior year acquisitions            -         (201)
                                          ----------   -----------
Balance at end of year                     $ 38,975     $ 38,053
                                          ==========   ===========

Annual impairment testing of goodwill was completed in 2010. The Company uses appropriate measures on a case by case basis when testing goodwill impairment. Methods may include, but are not limited to, historical and future projected financial performance, discounted future cash flows and reviews of various pricing multiples. The Company's evaluation of goodwill completed during 2010 resulted in no impairment losses.

The amount of intangible assets, excluding the value of business acquired assets (VOBA), included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

IN THOUSANDS                                 2010          2009
------------                              ----------   -----------
Balance at beginning of year               $ 6,863      $ 5,771
Acquisitions                                   200        3,721
Amortization                                (2,061)      (2,629)
                                          ----------   -----------
Balance at end of year                     $ 5,002      $ 6,863
                                          ==========   ===========

The Company has intangible assets resulting from business and asset acquisitions. Intangible assets acquired during 2009 include non-compete agreements amortizable on a straight-line basis over three to ten years and customer lists amortized over their assigned economic useful lives. Intangible assets acquired during 2008 include non-compete agreements amortizable on a straight-line basis over three years and customer lists and agent relationships amortizable over their assigned economic useful lives. The remaining intangible assets consist of customer/client contracts, lists or relationships. These intangible assets are amortized on a straight-line basis over their estimated useful lives based on the related life of the underlying customer/client contract, list or relationship purchased, which vary in length between three to ten years. The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to expected useful life and no intangible impairments were recorded in 2010, 2009 or 2008.

Intangible asset amortization expense for 2010, 2009 and 2008 in the amount of $2,042,000, $2,629,000 and $2,962,000, respectively, is included in general operating expenses. Projected amortization expense for the next five years is as follows: 2011, $1,638,000 2012, $1,273,000; 2013, $990,000;
2014, $563,000; 2015, $254,000.

(19) RELATED PARTY TRANSACTIONS

The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $14,470,000, $13,117,000 and $13,973,000 during 2010, 2009 and
2008, respectively. As of December 31, 2010 and 2009, the amount due to Advantus under these agreements was $5,411,000 and $4,703,000, respectively.

The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $2,061,000, $2,440,000 and $2,689,000 for the years ended December 31, 2010, 2009 and 2008, respectively.

Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2010, 2009 and 2008, the amounts transferred were $10,099,000, $9,097,000, and $12,103,000, respectively.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2010 and 2009, the amount payable to the Company was $14,119,000 and $13,521,000, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2010, 2009, and 2008 were $56,193,000, $55,227,000 and $54,587,000, respectively.

In 2002, the Company sold a group variable universal life policy to SFG.
The Company received premiums of $2,000,000, $0 and $2,000,000 in 2010, 2009 and 2008, respectively, for this policy. No claims were paid during 2010, 2009 and 2008. As of December 31, 2010 and 2009, reserves held under this policy were $20,325,000 and $16,151,000, respectively.

The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $16,023,000, $12,991,000 and $4,166,000 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2010, 2009 and 2008, respectively. As of December 31, 2010 and 2009, commission revenue due to the Company from its affiliates was $1,597,000 and $1,449,000, respectively.

Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $1,228,000 and $379,000 in commission expenses related to the sales of these products for the years ended December 31, 2010 and 2009.

On December 31, 2010, the Company transferred sponsorship, as well as the related assets and liabilities, of certain employee benefit plans including defined benefit and other postretirement plans to SFG. The transfer of these benefit plans resulted in an increase to accumulated other comprehensive income (loss) of $98,281,000 in 2010. As of December 31, 2010, the Company had a net settlement amount due to SFG of $6,316,000 as a result of the transfer of the benefit plans.

(20) OTHER COMPREHENSIVE INCOME (LOSS)

Comprehensive income (loss) is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income (loss), adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

The components of comprehensive income (loss) and related tax effects, other than net income (loss) are illustrated below:

IN THOUSANDS                                              2010                2009                  2008
------------                                        ----------------    ----------------    -------------------

Other comprehensive income (loss), before tax:
 Unrealized gains (losses) on securities                $   355,634         $   856,760         $  (1,194,199)
  Reclassification adjustment for
   (gains) losses included in net income (loss)             (33,341)             (4,380)              386,114
 Unrealized gains (losses) on securities - OTTI              97,996             (37,943)                    -
 Adjustment to deferred policy acquisition costs            (83,725)           (181,638)              151,153
 Adjustment to reserves                                     (14,903)            (52,512)               11,007
 Adjustment to unearned policy and contract fees             25,924              29,884               (31,074)
 Adjustment to pension and other postretirement plans       (27,697)             68,476              (155,716)
                                                    ----------------    ----------------    -------------------
                                                            319,888             678,647              (832,715)
 Income tax (expense) benefit related to items of
  other comprehensive income (loss)                        (113,310)           (235,723)              295,606
                                                    ----------------    ----------------    -------------------
 Other comprehensive income (loss), net of tax          $   206,578         $   442,924         $    (537,109)
                                                    ================    ================    ===================

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

The components of accumulated other comprehensive income (loss) and related tax effects at December 31 were as follows:

IN THOUSANDS                                            2010          2009
------------                                         ----------   -----------
Gross unrealized gains                               $  674,129   $  449,600
Gross unrealized losses                                 (63,010)    (160,774)
Gross unrealized losses - OTTI                          (29,540)    (127,536)
Adjustment to deferred policy acquisition costs        (120,656)     (36,931)
Adjustment to reserves                                  (74,106)     (59,203)
Adjustment to unearned policy and contract fees          25,680         (244)
Adjustment to pension and other postretirement plans     (2,871)    (126,375)
                                                     ----------   -----------
                                                        409,626      (61,463)
Deferred federal income tax (expenses) benefits        (139,073)      27,157
                                                     ----------   -----------
 Net accumulated other comprehensive income (loss)   $  270,553   $  (34,306)
                                                     ==========   ===========

(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

The Company declared and paid cash dividends to SFG totaling $11,000,000, $8,000,000 and $74,500,000 during the years ended December 31, 2010, 2009, and 2008, respectively.

Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2010 statutory results, the maximum amount available for the payment of dividends during 2011 by Minnesota Life Insurance Company without prior regulatory approval is $193,921,000.

For the years ended December 31, 2010 and December 31, 2009 there were no capital contributions from SFG to the Company. For the year ended December 31, 2008, SFG contributed $7,452,000 of fixed maturity securities, $47,850,000 of equity securities, $15,482,000 of alternative investments, $11,307,000 of cash and a deferred tax asset of $1,799,000 to the Company.

(22) COMMITMENTS AND CONTINGENCIES

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2010 and 2009, these securities were reported at fair value of $124,840,000 and $41,056,000, respectively.

The Company has long-term commitments to fund alternative investments and real estate investments totaling $216,316,000 as of December 31, 2010. The Company estimates that $87,000,000 of these commitments will be invested in 2011, with the remaining $129,316,000 invested over the next four years.

As of December 31, 2010, the Company had committed to purchase mortgage loans totaling $63,803,000 but had not completed the purchase transactions.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2011, $11,267,000; 2012, $11,267,000; 2013, $11,267,000; 2014, $11,267,000; 2015,
$11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2011, $500,000; 2012, $408,000; 2013, $372,000; 2014, $355,000; 2015, $326,000. Lease expense, net of sub-lease income, for the years ended December 31, 2010, 2009 and 2008 was $8,561,000, $8,613,000, and $8,502,000, respectively. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2011, $2,197,000; 2012, $1,916,000; 2013, $1,858,000; 2014,
$1,717,000; 2015, $1,203,000.

At December 31, 2010, the Company had guaranteed the payment of $62,600,000 of policyholder dividends and discretionary amounts payable in 2011. The Company has pledged fixed maturity securities, valued at $99,057,000 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

The Company has a 100% coinsurance agreement for its individual disability line within its Individual Financial Security business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2010 and 2009, the assets held in trust were $575,508,000 and $587,656,000, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

Occasionally, the Company will enter into arrangements whereby certain lease obligations related to general agents' office space are guaranteed. Additionally, the Company will occasionally enter into loan guarantees for general agents. The accrual related to these guarantees is immaterial at December 31, 2010.

In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2013. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2010 and 2009 was approximately $2,828,000 and $2,780,000, respectively.

The Company has guaranteed the payment of benefits under certain of its affiliates' non-qualified pension plans in the event that the affiliate is unable to make such payment. This guarantee is unfunded, unsecured and may be amended, modified or waived with written consent by the parties to the agreement. Management does not consider an accrual necessary relating to these guarantees.

The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2010 and 2009 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $1,994,000 and $2,111,000 as of December 31, 2010 and 2009, respectively. These assets are being amortized over a five-year period.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(23) STATUTORY ACCOUNTING PRACTICES

The Company's insurance operations, domiciled in Minnesota, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Department of Commerce of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiary exceeded the minimum RBC requirements for the years ended December 31, 2010, 2009 and 2008.

The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company reported net income (loss) of $99,953,000, $62,300,000 and $(232,266,000) in 2010, 2009 and 2008, respectively.
Combined statutory surplus of these operations was $1,939,215,000 and $1,739,379,000 as of December 31, 2010 and 2009, respectively.

(24) SUBSEQUENT EVENTS

Through March 7, 2011, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company's financial statements.

            MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
Schedule I - Summary of Investments - Other than Investments in Related Parties
                              December 31, 2010
                                (In thousands)

                                                                                        AS SHOWN
                                                                                         ON THE
                                                                          MARKET      CONSOLIDATED
TYPE OF INVESTMENT                                          COST (3)      VALUE      BALANCE SHEET (1)
                                                          -----------   ----------   ------------------
Fixed maturity securities
     U.S. government                                      $   130,044   $  147,421   $         147,421
     Agencies not backed by the full faith and
       credit of the U.S. government                           16,010       17,310              17,310
     Foreign governments                                       45,619       50,245              50,245
     Public utilities                                         858,696      927,429             927,429
     Asset-backed securities                                  486,613      520,029             520,029
     Mortgage-backed securities                             2,933,545    2,979,717           2,979,717
     All other corporate fixed maturity securities          4,212,664    4,497,900           4,497,900
                                                          -----------   ----------   ------------------
        Total fixed maturity securities                     8,683,191    9,140,051           9,140,051
                                                          -----------   ----------   ------------------

Equity securities:
     Common stocks:
        Public utilities                                        1,291        1,355               1,355
        Banks, trusts and insurance companies                  82,101       93,888              93,888
        Industrial, miscellaneous and all other                99,737      118,841             118,841
     Nonredeemable preferred stocks                             2,145        2,736               2,736
                                                          -----------   ----------   ------------------
        Total equity securities                               185,274      216,820             216,820
                                                          -----------   ----------   ------------------

Mortgage loans on real estate                               1,279,854       xxxxxx           1,276,154
Real estate (2)                                                 8,400       xxxxxx               8,400
Policy loans                                                  339,127       xxxxxx             339,127
Other investments                                             249,144       xxxxxx             249,144
Alternative investments                                       447,022       xxxxxx             506,294
Derivative investments                                        165,290       xxxxxx             165,290
Fixed maturity securities on loan                              51,469       xxxxxx              54,071
Equity securities on loan                                       8,624       xxxxxx              10,284
                                                          -----------   ----------   ------------------
        Total                                               2,548,930       xxxxxx           2,608,764
                                                          -----------   ----------   ------------------

Total investments                                         $11,417,395       xxxxxx   $      11,965,635
                                                          ===========   ==========   ==================

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $8,400,000.
(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.











See accompanying report of independent registered public accounting firm.

           MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
          Schedule III - Supplementary Insurance Information
                          (In thousands)


                                                        AS OF DECEMBER 31,
                          ------------------------------------------------------------------------
                                DEFERRED        FUTURE POLICY                      OTHER POLICY
                                 POLICY           BENEFITS,                         CLAIMS AND
                              ACQUISITION      LOSSES, CLAIMS       UNEARNED         BENEFITS
                                 COSTS         AND SETTLEMENT      PREMIUMS (2)      PAYABLE
       SEGMENT                                   EXPENSES (1)
------------------------  -----------------  ------------------  ---------------  ----------------
2010:
   Life insurance           $      654,436    $      3,677,196    $     176,305    $      285,109
   Accident and
      health insurance              71,999             708,003           31,645            33,441
   Annuity                         160,707           5,053,172               16                42
                          -----------------  ------------------  ---------------  ----------------
                            $      887,142    $      9,438,371    $     207,966    $      318,592
                          =================  ==================  ===============  ================
2009:
   Life insurance           $      648,832    $      3,262,946    $     205,739    $      281,255
   Accident and
      health insurance              69,298             719,327           34,163            31,754
   Annuity                         174,671           4,732,858               16                18
                          -----------------  ------------------  ---------------  ----------------
                            $      892,801    $      8,715,131    $     239,918    $      313,027
                          =================  ==================  ===============  ================
2008:
   Life insurance           $      725,980    $      3,081,751    $     243,388    $      259,668
   Accident and
      health insurance              67,384             735,159           38,549            30,629
   Annuity                         232,606           4,131,998               79                47
                          -----------------  ------------------  ---------------  ----------------
                            $    1,025,970    $      7,948,908    $     282,016    $      290,344
                          =================  ==================  ===============  ================

                                                               FOR THE YEARS ENDED DECEMBER 31,
                            -------------------------------------------------------------------------------------------------------
                                                                     BENEFITS,        AMORTIZATION
                                                    NET            CLAIMS, LOSSES     OF DEFERRED        OTHER
                                 PREMIUM         INVESTMENT        AND SETTLEMENT       POLICY         OPERATING       PREMIUMS
                                REVENUE (3)        INCOME           EXPENSES (5)      ACQUISITION       EXPENSES      WRITTEN (4)
       SEGMENT                                                                           COSTS
------------------------    ------------------  -------------  --------------------  ---------------  ------------  ---------------
2010:
   Life insurance            $      1,599,457    $    314,767    $       1,434,989    $     148,998    $  571,227
   Accident and
      health insurance                162,123          10,540               74,689           23,910        99,178
   Annuity                            194,628         260,649              300,394           41,631       136,290
                            ------------------  -------------  --------------------  ---------------  ------------  ---------------
                             $      1,956,208    $    585,956    $       1,810,072    $     214,539    $  806,695     $        -
                            ==================  =============  ====================  ===============  ============  ===============
2009:
   Life insurance            $      1,832,341    $    282,139    $       1,669,636    $     144,115    $  510,582
   Accident and
      health insurance                156,588          11,438               71,853           21,302        93,189
   Annuity                            202,600         249,538              319,132           32,088       145,829
                            ------------------  -------------  --------------------  ---------------  ------------  ---------------
                             $      2,191,529    $    543,115    $       2,060,621    $     197,505    $  749,600     $        -
                            ==================  =============  ====================  ===============  ============  ===============
2008:
   Life insurance            $      1,810,444    $    307,256    $       1,626,544    $     173,942    $  487,257
   Accident and
      health insurance                154,952          12,113               65,372           19,657        91,635
   Annuity                            400,870         209,847              461,486           43,982       154,492
                            ------------------  -------------  --------------------  ---------------  ------------  ---------------
                             $      2,366,266    $    529,216    $       2,153,402    $     237,581    $  733,384     $        -
                            ==================  =============  ====================  ===============  ============  ===============

(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5)  Includes policyholder dividends







See accompanying report of independent registered public accounting firm.

           MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      Schedule IV - Reinsurance
              Years ended December 31, 2010, 2009 and 2008
                            (In thousands)

                                                                                              PERCENTAGE
                                                    CEDED TO     ASSUMED FROM                  OF AMOUNT
                                         GROSS       OTHER           OTHER         NET          ASSUMED
                                         AMOUNT     COMPANIES      COMPANIES      AMOUNT         TO NET
                                     ------------  ------------  ------------  ------------  --------------
2010: Life insurance in force        $680,020,319  $150,837,900  $  1,031,813  $530,214,232          0.2%
                                     ============  ============  ============  ============
 Premiums:
      Life insurance                 $  1,385,008  $    219,309  $     21,915  $  1,187,614          1.8%
      Accident and health insurance       236,168        78,701         4,656       162,123          2.9%
      Annuity                              83,351             -             -        83,351          0.0%
                                     ------------  ------------  ------------  ------------
           Total premiums            $  1,704,527  $    298,010  $     26,571  $  1,433,088          1.9%
                                     ============  ============  ============  ============
2009: Life insurance in force        $607,044,078  $113,263,709  $  1,284,703  $495,065,072          0.3%
                                     ============  ============  ============  ============
 Premiums:
      Life insurance                 $  1,236,455  $    113,070  $    293,552  $  1,416,937         20.7%
      Accident and health insurance       231,993        83,121         7,716       156,588          4.9%
      Annuity                             107,564             -             -       107,564          0.0%
                                     ------------  ------------  ------------  ------------
           Total premiums            $  1,576,012  $    196,191  $    301,268  $  1,681,089         17.9%
                                     ============  ============  ============  ============
2008: Life insurance in force        $551,339,006  $ 87,113,914  $179,254,141  $643,479,233         27.9%
                                     ============  ============  ============  ============
 Premiums:
      Life insurance                 $  1,099,198  $    101,695  $    416,489  $  1,413,992         29.5%
      Accident and health insurance       227,337        85,493        13,108       154,952          8.5%
      Annuity                             293,332             -             -       293,332          0.0%
                                     ------------  ------------  ------------  ------------
           Total premiums            $  1,619,867  $    187,188  $    429,597  $  1,862,276         23.1%
                                     ============  ============  ============  ============





See accompanying report of independent registered public accounting firm.

                            PART C: OTHER INFORMATION

Item Number     Caption in Part C
     26.        Exhibits

     27.        Directors and Officers of the Minnesota Life Insurance Company

     28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Life Account

     29.        Indemnification

     30.        Principal Underwriters

     31.        Location of Accounts and Records

     32.        Management Services

     33.        Fee Representation

                            PART C: OTHER INFORMATION

Item 26.  Exhibits

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 27.  Directors and Officers of the Minnesota Life Insurance Company

NAME AND PRINCIPAL                                               POSITION AND OFFICES
BUSINESS ADDRESS                                                 WITH MINNESOTA LIFE
------------------                                               --------------------
Brian C. Anderson                                                Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Eric J. Bentley                                                  Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mary K. Brainerd                                                 Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425

John W. Castro                                                   Director
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

Susan L. Ebertz                                                  Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                                                  Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Julio A. Fesser                                                  Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Craig J. Frisvold                                                Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                                                    Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437

John F. Grundhofer                                               Director
U.S. Bancorp
800 Nicollet Mall
Suite 2870
Minneapolis, MN  55402

Mark B. Hier                                                     Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Christopher M. Hilger                                            Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

John H. Hooley                                                   Director
4623 McDonald Drive Overlook
Stillwater, MN  55082

Wilford J. Kavanaugh                                             Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Daniel H. Kruse                                                  Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

David J. LePlavy                                                 Senior Vice President, Treasurer and
Minnesota Life Insurance Company                                 Controller
400 Robert Street North
St. Paul, MN  55101

Richard L. Manke                                                 Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Jean Delaney Nelson                                              Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Maria H. O'Phelan                                                Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert M. Olafson                                                Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                                              Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Dennis E. Prohofsky                                              Director and Secretary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Dwayne C. Radel                                                  Director, Senior Vice President and
Minnesota Life Insurance Company                                 General Counsel
400 Robert Street North
St. Paul, MN  55101

Trudy A. Rautio                                                  Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215

Robert L. Senkler                                                Chairman, President and Chief
Minnesota Life Insurance Company                                 Executive Officer
400 Robert Street North
St. Paul, MN  55101

Bruce P. Shay                                                    Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Nancy R. Swanson                                                 Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Randy F. Wallake                                                 Director, Executive Vice President
Minnesota Life Insurance Company                                 & Vice Chair
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                                                 Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Nancy L. Winter                                                  Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                                                Director, Executive Vice President
Minnesota Life Insurance Company                                 and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101


Item 28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Life Account

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.

         Minnesota Life Insurance Company
         Securian Financial Network, Inc.
         Securian Ventures, Inc.
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.
         Securian Casualty Company
         CNL Financial Corporation (Georgia)
         Capital Financial Group, Inc. (Maryland)
         H. Beck, Inc. (Maryland)
         CFG Insurance Services, Inc. (Maryland)

         Ochs, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         Personal Finance Company LLC (Delaware)
         Enterprise Holding Corporation
         Allied Solutions, LLC (Indiana)
         Securian Life Insurance Company
         Marketview Properties, LLC

         Marketview Properties II, LLC

Wholly-owned subsidiaries of Enterprise Holding Corporation:

         Financial Ink Corporation
         Oakleaf Service Corporation
         Lafayette Litho, Inc.
         MIMLIC Funding, Inc.
         MCM Funding 1997-1, Inc.
         MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of CNL Financial Corporation:

         Cherokee National Life Insurance Company (Georgia)
         CNL/Insurance America, Inc. (Georgia)
         CNL/Resource Marketing Corporation (Georgia)

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance
Company:

         Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

         CRI Securities, LLC

Majority-owned subsidiary of Securian Financial Group, Inc.:

         Securian Trust Company, N.A.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

Item 29.  Indemnification

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Minnesota Life Variable Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Minnesota Life Variable Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Minnesota Life Variable Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Minnesota Life Variable Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Minnesota Life Variable Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriters

              (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

                      Variable Fund D
                      Variable Annuity Account
                      Minnesota Life Variable Life Account
                      Minnesota Life Individual Variable Universal Life Account Minnesota Life Variable Universal Life Account
                      Securian Life Variable Universal Life Account

              (b) The name and principal business address, positions and offices with Securian Financial Services, Inc., and positions and offices with Registrant of each director and officer of Securian Financial Services, Inc. is as follows:

                                                                       Positions and
Name and Principal                                                     Offices
Business Address                                                       with Underwriter
------------------                                                     ------------------
George I. Connolly                                                     President, Chief Executive Officer
Securian Financial Services, Inc.                                      and Director
400 Robert Street North
St. Paul, MN  55101

Suzanne M. Chochrek                                                    Vice President - Business and
Securian Financial Services, Inc.                                      Market Development
400 Robert Street North
St. Paul, MN  55101

Richard A. Diehl                                                       Vice President and Chief Investment
Securian Financial Services, Inc.                                      Officer
400 Robert Street North
St. Paul, MN  55101

Dwayne C. Radel                                                        Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Scott C. Thorson                                                       Vice President - Business Operations
Securian Financial Services Inc.                                       and Treasurer
400 Robert Street North
St. Paul, Minnesota  55101

Loyall E. Wilson                                                       Senior Vice President, Chief Compliance
Securian Financial Services, Inc.                                      Officer and Secretary
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                                                      Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

              (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


       Name of             Net Underwriting            Compensation on
      Principal              Discounts and              Redemption or          Brokerage               Other
     Underwriter              Commissions               Annuitization         Commissions          Compensation
    -------------         ------------------          -----------------      --------------      ----------------



Securian Financial
 Services, Inc.               $30,292,782                   ___                  ___                   ___

Item 31.  Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.

Item 32.  Management Services

None.

Item 33.  Fee Representation

Minnesota Life Insurance Company hereby represents that, as to the variable life insurance policies which are the subject of this Registration Statement, File No. 333-96383, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Variable Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 25th day of April, 2011.

                                 MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                                              (Registrant)

                             By: MINNESOTA LIFE INSURANCE COMPANY
                                              (Depositor)


                                 By /s/ Robert L. Senkler
                                   -------------------------------------------
                                               Robert L. Senkler
                                             Chairman of the Board,
                                      President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the amendment to the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

              SIGNATURE                         TITLE                           DATE
              ---------                         -----                           ----
/s/ Robert L. Senkler                           Chairman, President and         April 25, 2011
-------------------------------------           Chief Executive Officer
Robert L. Senkler

*                                               Director
-------------------------------------
Mary K. Brainerd

*                                               Director
-------------------------------------
John W. Castro

*                                               Director
-------------------------------------
Sara H. Gavin

*                                               Director
-------------------------------------
John F. Grundhofer

*                                               Director
-------------------------------------
John H. Hooley

*                                               Director
-------------------------------------
Dennis E. Prohofsky

*                                               Director
-------------------------------------
Dwayne C. Radel

*                                               Director
-------------------------------------
Trudy A. Rautio

*                                               Director
-------------------------------------
Randy F. Wallake

*                                               Director
-------------------------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro                           Executive Vice President        April 25, 2011
-------------------------------------           and Chief Financial Officer
Warren J. Zaccaro                               (chief financial officer)


/s/ Warren J. Zaccaro                           Executive Vice President        April 25, 2011
-------------------------------------           and Chief Financial Officer
Warren J. Zaccaro                               (chief accounting officer)


/s/ David J. LePlavy                            Senior Vice President,          April 25, 2011
-------------------------------------           Treasurer and Controller
David J. LePlavy                                (treasurer)

/s/ Dwayne C. Radel                             Director and Attorney-in-Fact   April 25, 2011
-------------------------------------
Dwayne C. Radel

* Pursuant to power of attorney dated April 12, 2010, a copy of which is filed herewith.

                               EXHIBIT INDEX

Exhibit Number     Description of Exhibit
--------------     ----------------------
26(a)              Resolution of the Board of Trustees of The Minnesota Mutual
                   Life Insurance Company dated October 21, 1985, previously
                   filed as Exhibit 26(a) to Minnesota Life Variable Life
                   Account's Form N-6, File Number 333-120704, Initial
                   Registration Statement, on November 23, 2004, is hereby
                   incorporated by reference.

26(b)              Not Applicable.

26(c)(1)           The Amended and Restated Distribution Agreement between
                   Minnesota Life Insurance Company and Securian Financial
                   Services, Inc., previously filed on April 27, 2009, as
                   exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-
                   97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

26(c)(2)           Agent and General Agent Sales Agreements, previously filed as
                   Exhibit 27(c)(3) to Minnesota Life Variable Life Account's
                   Form N-6, File Number 333-109853, Post-Effective Amendment
                   Number 1, on April 23, 2004, is hereby incorporated by reference.

26(c)(3)           Combined with the Exhibit listed under 27(c)(3) above.

26(d)(1) Variable Adjustable Life Insurance Policy, form 99-680, previously filed as Exhibit A(5)(a) to Registrant's Form S-6,
                   File Number 333-96383, on February 8, 2000, is hereby incorporated by reference.

26(d)(2) Family Term Agreement-Children, form 99-904, previously filed as Exhibit A(5)(b) to Registrant's Form S-6, File Number
                   333-96383, on February 8, 2000, is hereby incorporated by reference.

26(d)(3) Exchange of Insureds Agreement, form 99-914, previously filed as Exhibit A(5)(c) to Registrant's Form S-6, File Number
                   333-96383, on February 8, 2000, is hereby incorporated by reference.

26(d)(4)           Inflation Agreement, form 99-916, previously filed as Exhibit
                   A(5)(d) to Registrant's Form S-6, File Number 333-96383, on February 8, 2000, is hereby incorporated by reference.

26(d)(5) Waiver of Premium Agreement, form 99-917, previously filed as Exhibit A(5)(e) to Registrant's Form S-6, File Number
                   333-96383, on February 8, 2000, is hereby incorporated by reference.

26(d)(6) Business Continuation Agreement, form 99-929, previously filed as Exhibit A(5)(f) to Registrant's Form S-6, File
                   Number 333-96383, on February 8, 2000, is hereby incorporated by reference.


26(d)(7) Accelerated Benefit Agreement, form 99-931, previously filed as Exhibit A(5)(g) to Registrant's Form S-6, File
                   Number 333-96383, Pre-Effective Amendment Number 1, on May
                   31, 2000, is hereby incorporated by reference.

26(d)(8)           Early Values Agreement, form 99-939, previously filed as
                   Exhibit A(5)(h) to Registrant's Form S-6, File Number
                   333-96383, on February 8, 2000, is hereby incorporated by reference.

26(d)(9)           Short Term Agreement, form 99-324, previously filed as
                   Exhibit A(5)(i) to Registrant's Form S-6, File Number
                   33-96383, on February 8, 2000, is hereby incorporated by reference.

26(d)(10)          Face Amount Increase Agreement, form MHC-86-915,
                   previously filed as Exhibit A(5)(h) to Registrant's Form
                   S-6, File Number 33-3233, Post Effective Amendment Number
                   14, on March 4, 1999, is hereby incorporated by reference.

26(d)(11)          Amendment to change 1980 CSO to 2001 CSO, form E1512 CSO
                   2001, previously filed as Exhibit 26(d)(11) to the
                   Registrant's Form N-6, File Number 333-96383,
                   Post-Effective Amendment Number 13, on February 27, 2009,
                   is hereby incorporated by reference.



26(e)(1) Application Part 1, form F59410 Rev 5-2010,previously filed as exhibit 26(e)(1)(a) to Minnesota Life Variable
                   Life Account's Form N-6, File Number 33-3233, Post
                   Effective Amendment Number 31, on April 25, 2011, is hereby incorporated by reference.

26(e)(2)           Application Part 3 -- Agreements and Authorization, form
                   F59536 Rev 5-2010, previously filed as exhibit 26(e)(3)(a) to Minnesota Life Variable Life Account's Form N-6, File
                   Number 33-3233, Post Effective Amendment Number 31, on
                   April 25, 2011, is hereby incorporated by reference.

26(e)(3)           Policy Change -- Application Part 1, form F59538 Rev
                   5-2010, previously filed as exhibit 26(e)(4)(a) to Minnesota Life Variable Life Account's Form N-6, File
                   Number 33-3233, Post Effective Amendment Number 31, on
                   April 25, 2011, is hereby incorporated by reference.

26(e)(4) Policy Change Application Part 3, form F59534 Rev 5-2010, previously filed as exhibit 26(e)(5)(a) to Minnesota Life
                   Variable Life Account's Form N-6, File Number 33-3233,
                   Post Effective Amendment Number 31, on April 25, 2011, is hereby incorporated by reference.

26(e)(5) Policy Change Application, form F59537 Rev 5-2010, previously filed as exhibit 26(e)(6)(a) to Minnesota Life
                   Variable Life Account's Form N-6, File Number 33-3233,
                   Post Effective Amendment Number 31, on April 25, 2011, is hereby incorporated by reference.

26(e)(6)           Guaranteed & Simplified Issue Application, form F.58241
                   9-2002, previously filed as Exhibit 27(e)(8) to the Registrant's Form N-6, File Number 333-96383, Post
                   Effective Amendment Number 3, on February 27, 2003, is hereby incorporated by reference.

26(e)(7)           Guaranteed & Simplified Issue Application Census, form
                   F.58242 9-2002, previously filed as Exhibit 27(e)(9) to the Registrant's Form N-6, File Number 333-96383, Post
                   Effective Amendment Number 3, on February 27, 2003, is hereby incorporated by reference.

26(e)(8)           Simplified Issue Proposed Insured Information, form
                   F.58243 9-2002, previously filed as Exhibit 27(e)(10) to the Registrant's Form N-6, File Number 333-96383, Post
                   Effective Amendment Number 3, on February 27, 2003, is hereby incorporated by reference.

26(e)(9)           Guaranteed Issue Proposed Insured Information, form
                   F.58244 9-2002, previously filed as Exhibit 27(e)(11) to the Registrant's Form N-6, File Number 333-96383, Post
                   Effective Amendment Number 3, on February 27, 2003, is hereby incorporated by reference.

26(e)(10)          Application Part 2, form F. 59573 5-2010, previously filed as exhibit 26(e)(7)(a) to Minnesota Life Variable Life
                   Account's Form N-6, File Number 33-3233, Post Effective
                   Amendment Number 31, on April 25, 2011, is hereby
                   incorporated by reference.

26(e)(11)          Application Part 2, form F. 59572 8-2003, previously filed as exhibit 26 (e) (3) to Minnesota Life Variable Life
                   Account's Form N-6, File Number 333-120704, Initial
                   Registration Statement, on November 30, 2004, is hereby
                   incorporated by reference.

26(f)(1) Restated Certificate of Incorporation of the Depositor, previously filed as Exhibit A(6)(a) to Registrant's Form S-6,
                   File Number 333-96383, on February 8, 2000 is hereby incorporated by reference.

26(f)(2) Bylaws of the Depositor, previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File
                   Number 333-120704, Initial Registration Statement, on
                   November 23, 2004, is hereby incorporated by reference.

26(g)              Reinsurance Contract, previously filed as Exhibit 27(g) to
                   Minnesota Life Variable Life Account's Form N-6, File Number
                   333-96383, Post-Effective Amendment Number 4, on April 30,
                   2003, is hereby incorporated by reference.

26(h)(1)(i)        Participation Agreement among Advantus Series Fund, Inc.,
                   Advantus Capital Management, Inc. and Minnesota Life


                   Insurance Company - Previously filed on September 7, 2007 as
                   Exhibit 23(h)(3) to Advantus Series Fund, Inc.'s Form N-1A,
                   File Number 2-96990, Post-Effective Amendment Number 35, is hereby incorporated by reference.

26(h)(1)(ii)       Shareholder Information Agreement between Advantus Series
                   Fund, Inc. and Minnesota Life Insurance Company, filed on
                   April 20, 2007 as Exhibit 26(h)(1)(iv) to Registrant's Form
                   N-6, File Number 33-85496, Post-Effective Amendment Number
                   17, is hereby incorporated by reference.

26(h)(2)(i)        Fund Participation Agreement between Janus Aspen Series,
                   Janus Distributors, Inc. and Minnesota Life Insurance
                   Company, previously filed as Exhibit 27(h)(2)(i) to Minnesota
                   Life Variable Universal Life Account's Form N-6, File Number
                   33-85496, Post-Effective Amendment Number 10, on February 27,
                   2003, is hereby incorporated by reference.

26(h)(2)(ii)       Addendum Dated May 1, 2000 to Fund Participation Agreement
                   between Janus Aspen Series, Janus Distributors, Inc. and
                   Minnesota Life Insurance Company, previously filed as Exhibit
                   27(h)(2)(ii) to Minnesota Life Variable Universal Life
                   Account's Form N-6, File Number 33-85496, Post-Effective
                   Amendment Number 10, on February 27, 2003, is hereby
                   incorporated by reference.

26(h)(2)(iii)      Amendment to Fund Participation Agreement between Janus Aspen
                   Series, Janus Distributors, Inc. and Minnesota Life Insurance
                   Company, previously filed as Exhibit 27(h)(2)(iii) to
                   Minnesota Life Variable Universal Life Account's Form N-6,
                   File Number 33-85496, Post-Effective Amendment Number 10, on
                   February 27, 2003, is hereby incorporated by reference.

26(h)(2)(iv)       Amendment Dated December 1, 2002 to Fund Participation
                   Agreement between Janus Aspen Series, Janus Distributors,
                   Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal
                   Life Account's Form N-6, File Number 33-85496, Post-Effective
                   Amendment Number 10, on February 27, 2003, is hereby
                   incorporated by reference.

26(h)(2)(v)        Amendment Dated March 1, 2004 to Fund Participation Agreement
                   between Janus Aspen Series, Janus Distributors LLC and
                   Minnesota Life Insurance Company, filed on April 22, 2005 as
                   Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life
                   Account's Form N-6, File Number 33-85496, Post-Effective
                   Amendment Number 14, is hereby incorporated by reference.

26(h)(2)(vi)       Amendment dated May 1, 2005 to the Fund Participation
                   Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as
                   Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life
                   Account's Form N-6, File Number 33-64395, Post-Effective
                   Amendment Number 13, on April 21, 2006, is hereby
                   incorporated by reference.

26(h)(2)(vii)      Amendment Number Two to the Fund Participation Agreement
                   between Janus Aspen Series, Janus Distributors LLC and


                   Minnesota Life Insurance Company, filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's Form N-
                   4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(2)(viii)     Rule 22c-2 Shareholder Information Agreement between Janus
                   Capital Management, LLC, Janus Services LLC, Janus
                   Distributors LLC, Janus Aspen Series and Minnesota Life
                   Insurance Company, filed on April 20, 2007 as Exhibit
                   26(h)(2)(viii) to Registrant's Form N-6, File Number 33-
                   85496, Post-Effective Amendment Number 17, is hereby
                   incorporated by reference.

26(h)(3)(i)        Amended and Restated Participation Agreement among Variable
                   Insurance Products Fund, Fidelity Distributors Corporation
                   and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Registrant's Form N-6, File Number 33-
                   85496, Post-Effective Amendment Number 17, is hereby
                   incorporated by reference.

26(h)(3)(ii)       First Amendment to Amended and Restated Participation
                   Agreement among Minnesota Life Insurance Company, Fidelity
                   Distributors Corporation, Variable Insurance Products Fund,
                   Variable Insurance Products Fund II, Variable Insurance
                   Products Fund III and Variable Insurance Products Fund IV,
                   previously filed on December 14, 2007 as exhibit 26(h)(4)(ii)
                   to Minnesota Life Individual Variable Universal Life
                   Account's Form N-6, File Number 333-144604, Pre-Effective
                   Amendment Number 1, is hereby incorporated by reference.

26(h)(4)(i)        Fund Shareholder Services Agreement between Minnesota Life
                   Insurance Company and Ascend Financial Services, Inc.,
                   previously filed as Exhibit 27(h)(6) to Minnesota Life
                   Variable Universal Life Account's Form N-6, File Number 33-
                   85496, Post-Effective Amendment Number 10, on February 27,
                   2003, is hereby incorporated by reference.

26(h)(5)(i)        Participation Agreement among Oppenheimer Variable Account
                   Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance
                   Company, previously filed as Exhibit 24(c)(8)(x) to Variable
                   Annuity Account's Form N-4, File Number 333-91784, Post-
                   Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(5)(ii)       Amendment No. 1 to the Participation Agreement among
                   Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                   and Minnesota Life Insurance Company, previously filed as
                   Exhibit 24(c)(8)(x)(i) to Variable Annuity Account's Form N-
                   4, File Number 333-91784, Post-Effective Amendment Number 2,
                   on April 29, 2003, is hereby incorporated by reference.

26(h)(5)(iii)      Amendment No. 2 to the Participation Agreement among
                   Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                   and Minnesota Life Insurance Company, previously filed as
                   Exhibit 24(c)(8)(x)(ii) to Variable Annuity Account's Form N-
                   4, File Number 333-91784, Post-Effective Amendment Number 2,
                   on April 29, 2003, is hereby incorporated by reference.


26(h)(5)(iv)       Amendment No. 3 to the Participation Agreement among
                   Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc.
                   and Minnesota Life Insurance Company, previously filed as
                   Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life
                   Account's Form N-6, File Number 33-3233, Post-Effective
                   Amendment Number 23, on April 26, 2005, is hereby
                   incorporated by reference.

26(h)(5)(v)        Amendment No. 4 to Participation Agreement among Oppenheimer
                   Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota
                   Life Insurance Company, previously filed as Exhibit
                   26(h)(7)(v) to Minnesota Life Variable Life Account's Form N-
                   6, File Number 33-64395, Post-Effective Amendment Number 13,
                   on April 21, 2006, is hereby incorporated by reference.

26(h)(5)(vi)       Amendment No. 5 to Participation Agreement among Oppenheimer
                   Variable Accounts Funds, Oppenheimer Funds, Inc. and
                   Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(k)(v) to Variable Annuity Account's Form N-
                   4, File Number 333-136242, Pre-Effective Amendment Number 2,
                   is hereby incorporated by reference.

26(h)(5)(vi)(i)    Amendment No. 6 to Participation Agreement among Oppenheimer
                   Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota
                   Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(g)(vi) to Variable Annuity Account's Form
                   N-4, File Number 333-136242, Post-Effective Amendment Number
                   3, is hereby incorporated by reference.

26(h)(5)(vii)      Shareholder Information Agreement Under Rule 22c-2 of the
                   Investment Company Act of 1940 among OppenheimerFunds
                   Services, OppenheimerFunds Distributor, Inc. and Minnesota
                   Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-
                   4, File Number 333-140230, Pre-Effective Amendment Number 1,
                   is hereby incorporated by reference.

26(h)(6)(i)        Participation Agreement among Panorama Series Fund, Inc.,
                   OppenheimerFunds, Inc. and Minnesota Life Insurance Company,
                   previously filed as Exhibit 24(c)(8)(x) to Variable Annuity
                   Account's Form N-4, File Number 333-91784, Post-Effective
                   Amendment Number 2,  on April 29, 2003, is hereby
                   incorporated by reference.

26(h)(6)(ii)       Amendment No. 1 to the Participation Agreement among Panorama
                   Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life
                   Insurance Company, previously filed as Exhibit 24(c)(8)(y)(i)
                   to Variable Annuity Account's Form N-4, File Number 333-
                   91784, Post-Effective Amendment Number 2, on April 29, 2003,
                   is hereby incorporated by reference.

26(h)(6)(iii)      Amendment No. 2 to the Participation Agreement among Panorama
                   Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life
                   Insurance Company, previously filed as Exhibit
                   24(c)(8)(y)(ii) to Variable Annuity Account's Form N-4, File
                   Number 333-91784, Post-Effective Amendment Number 2, on April
                   29, 2003, is hereby incorporated by reference.


26(h)(6)(iv)       Amendment No. 3 to Participation Agreement among Panorama
                   Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life
                   Insurance Company, previously filed as Exhibit 26(h)(8)(iv)
                   to Minnesota Life Variable Life Account's Form N-6, File
                   Number 33-3233, Post-Effective Amendment Number 23, on April
                   26, 2005, is hereby incorporated by reference.

26(h)(6)(v)        Amendment No. 4 to Participation Agreement among Panorama
                   Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life
                   Insurance Company, previously filed as Exhibit 26(h)(8)(v) to
                   Minnesota Life Variable Life Account's Form N-6, File Number
                   33-64395, Post-Effective Amendment Number 13, on April 21,
                   2006, is hereby incorporated by reference.

26(h)(6)(vi)       Amendment No. 5 to Participation Agreement among Panorama
                   Series Funds, Inc., Oppenheimer Funds, Inc. and Minnesota
                   Life Insurance Company filed on December 20, 2006 as exhibit
                   24(c)(l)(v) to Variable Annuity Account's Form N-4, File
                   Number 333-136242, Pre-Effective Amendment Number 2, is
                   hereby incorporated by reference.

26(h)(6)(vii)      Amendment No. 7 to Participation Agreement by and among
                   Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                   and Minnesota Life Insurance Company effective August 1,
                   2010 previously filed on April 25, 2011 as exhibit
                   24(c)(8)(g)(vii) to Variable Annuity Account's Form N-4,
                   File Number 333-91784, Post-Effective Amendment Numbers 26
                   and 171, is hereby incorporated by reference.

26(h)(7)(i)        Participation Agreement among Putnam Variable Trust, Putnam
                   Retail Management, L.P. and Minnesota Life Insurance Company,
                   previously filed as Exhibit 24(c)(8)(z) to Variable Annuity
                   Account's Form N-4, File Number 333-91784, Post-Effective
                   Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(7)(ii)       Schedule A as amended May 1, 2003 to the Participation
                   Agreement among Putnam Variable Trust, Putnam Retail
                   Management, L.P. and Minnesota Life Insurance Company,
                   previously filed as Exhibit 24(c)(8)(z)(i) to Variable
                   Annuity Account's Form N-4, File Number 333-91784, Post-
                   Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(7)(iii)      Amendment No. 1 to Participation Agreement among Putnam
                   Variable Trust, Putnam Retail Management, L.P. and Minnesota
                   Life Insurance Company filed on December 20, 2006 as exhibit
                   24(c)(m)(ii) to Variable Annuity Account's Form N-4, File
                   Number 333-136242, Pre-Effective Amendment Number 2, is
                   hereby incorporated by reference.

26(h)(7)(iv)       Rule 22c-2 Agreement among Putnam Fiduciary Trust Company,
                   Putnam Retail Management Limited Partnership and Minnesota
                   Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-
                   4, File Number 333-140230, Pre-Effective Amendment Number 1,
                   is hereby incorporated by reference.

26(h)(7)(v)        Amendment No. 2 to the Participation Agreement among Putnam
                   Variable Trust, Putnam Retail Management, L.P. and Minnesota
                   Life Insurance Company, previously filed on December 15, 2008 as Exhibit 24(c)(8)(i)(iii) to Variable Annuity Account's
                   Form N-4, File Number 333-91784, Post-Effective Amendment
                   Number 17, is hereby incorporated by reference.

26(h)(7)(vi)       Third Amendment to Supplement to Participation Agreement
                   among Putnam Variable Trust, Putnam Retail Management
                   Limited Partnership and Minnesota Life Insurance Company
                   previously filed on April 25, 2011 as exhibit
                   24(c)(8)(i)(iv) to Variable Annuity Account's Form N-4,
                   File Number 333-91784, Post-Effective Amendment Numbers 26
                   and 171, is hereby incorporated by reference.


26(h)(8)(i)        Participation Agreement by and among AIM Variable Insurance
                   Funds, AIM Distributors, Inc. and Minnesota Life Insurance
                   Company, previously filed as Exhibit 27(h)(10)(i) to
                   Registrant's Form N-6, File Number 333-96383, Post-Effective
                   Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(8)(ii)       Schedule A as amended May 1, 2003 to the Participation
                   Agreement among AIM Variable Insurance Funds, AIM
                   Distributors, Inc. and Minnesota Life Insurance Company,
                   previously filed as Exhibit 27(h)(10)(ii) to Registrant's
                   Form N-6, File Number 333-96383, Post-Effective Amendment
                   Number 4, on April 30, 2003, is hereby incorporated by
                   reference.

26(h)(8)(iii)      Amendment No. 1 to the Participation Agreement dated March 4,
                   2002, by and among AIM Variable Insurance Funds, AIM
                   Distributors, Inc. and Minnesota Life Insurance Company,
                   previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life
                   Variable Life Account's Form N-6, File Number 33-3233, Post-
                   Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(8)(iv)       Amendment No. 2 to the Participation Agreement dated March 2,
                   2002, by and among AIM Variable Insurance Funds, AIM
                   Distributors, Inc. and Minnesota Life Insurance Company,
                   previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life
                   Variable Life Account's Form N-6, File Number 33-64395, Post-
                   Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(8)(v)        Amendment No. 3 to Participation Agreement by and among AIM
                   Variable Insurance Funds, AIM Distributors, Inc. and
                   Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(n)(iv) to Variable Annuity Account's Form N-
                   4, File Number 333-136242, Pre-Effective Amendment Number 2,
                   is hereby incorporated by reference.

26(h)(8)(vi)       Intermediary Agreement Regarding Compliance with SEC Rule
                   22c-2 between AIM Investment Services, Inc. and Minnesota
                   Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form N-
                   4, File Number 333-140230, Pre-Effective Amendment Number 1,
                   is hereby incorporated by reference.

26(h)(8)(vii)      Amendment No. 4 to Participation Agreement by and among
                   AIM Variable Insurance Funds, A I M Distributors, Inc.,
                   Minnesota Life Insurance Company and Securian Financial
                   Services, Inc. effective April 30, 2010 previously filed
                   on April 25, 2011 as exhibit 24(c)(8)(j)(v) to Variable
                   Annuity Account's Form N-4, File Number 333-91784,
                   Post-Effective Amendment Numbers 26 and 171, is hereby
                   incorporated by reference.

26(h)(9)(i)        Shareholder Services Agreement among American Century
                   Investment Services, Inc. and Minnesota Life Insurance
                   Company, previously filed as Exhibit 27(h)(11) to
                   Registrant's Form N-6, File Number 333-96383, Post-Effective
                   Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(9)(ii)       Amendment No. 1 to Shareholder Services Agreement between
                   Minnesota Life Insurance Company and American Century
                   Investments, Inc., previously filed as Exhibit 26(h)(11)(ii)
                   to Minnesota Life Variable Life Account's Form N-6, File
                   Number 33-64395, Post-Effective Amendment Number 13, on April
                   21, 2006, is hereby incorporated by reference.


26(h)(9)(iii)      Shareholder Information Agreement between American Century
                   Investment Services, Inc. and Minnesota Life Insurance
                   Company previously filed on September 6, 2007 as exhibit
                   24(c)(8)(t) to Variable Annuity Account's Form N-4, File
                   Number 333-140230, Pre-Effective Amendment Number 1, is
                   hereby incorporated by reference.

26(h)(10)(i)       Participation Agreement by and among Minnesota Life Insurance
                   Company, Warburg, Pincus Trust, Credit Suisse Asset
                   Management, LLC and Credit Suisse Asset Management
                   Securities, Inc., previously filed as Exhibit 27(h)(12) to
                   Registrant's Form N-6, File Number 333-96383, Post-Effective
                   Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(10)(ii)      Rule 22c-2 Shareholder Information Agreement by and between
                   Credit Suisse Asset Management Securities, Inc., on behalf of each of the Credit Suisse Funds, and Minnesota Life Insurance
                   Company, previously filed as Exhibit 26(h)(10)(ii) to
                   Registrant's Form N-6, File Number 333-96383, Post-Effective
                   Amendment Number 10 on February 28, 2008, is hereby
                   incorporated by reference.

26(h)(11)(i)       Participation Agreement among MFS Variable Insurance Trust,
                   Massachusetts Financial Services Company and Minnesota Life
                   Insurance Company, previously filed as Exhibit 27(h)(13)(i)
                   to Registrant's Form N-6, File Number 333-96383, Post-
                   Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(11)(ii)      Amendment No. 1 to the Participation Agreement among MFS
                   Variable Insurance Trust, Massachusetts Financial Services
                   Company and Minnesota Life Insurance Company, previously
                   filed as Exhibit 27(h)(13)(ii) to Registrant's Form N-6, File
                   Number 333-96383, Post-Effective Amendment Number 4, on April
                   30, 2003, is hereby incorporated by reference.

26(h)(11)(iii)     Amendment No. 2 to the Participation Agreement among MFS
                   Variable Insurance Trust, Massachusetts Financial Services
                   Company and Minnesota Life Insurance Company, previously
                   filed as Exhibit 27(h)(13)(iii) to Registrant's Form N-6,
                   File Number 333-96383, Post-Effective Amendment Number 4, on
                   April 30, 2003, is hereby incorporated by reference.

26(h)(11)(iv)      Amendment No. 3 to Participation Agreement among MFS Variable
                   Insurance Trust, Massachusetts Financial Services Company and
                   Minnesota Life Insurance Company, previously filed as Exhibit
                   26(h)(13)(iv) to Minnesota Life Variable Life Account's Form
                   N-6, File Number 33-64395, Post-Effective Amendment Number
                   13, on April 21, 2006, is hereby incorporated by reference.

26(h)(11)(v)       Amendment No. 4 to Participation Agreement among MFS Variable
                   Insurance Trust, Massachusetts Financial Services Company and
                   Minnesota Life Insurance Company, previously filed as Exhibit
                   26(h)(13)(v) to Minnesota Life Variable Life Account's Form
                   N-6, File Number 33-64395, Post-Effective Amendment Number
                   13, on April 21, 2006, is hereby incorporated by reference.


26(h)(11)(vi)      Letter dated December 7, 2005 amending Participation
                   Agreement among MFS Variable Insurance Trust, Massachusetts
                   Financial Services Company and Minnesota Life Insurance
                   Company, previously filed as Exhibit 26(h)(13)(vi) to
                   Minnesota Life Variable Life Account's Form N-6, File Number
                   33-64395, Post-Effective Amendment Number 13, on April 21,
                   2006, is hereby incorporated by reference.

26(h)(11)(vii)     Amendment No. 5 to Participation Agreement among MFS Variable
                   Insurance Trust, Massachusetts Financial Services Company and
                   Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(p)(vi) to Variable Annuity Account's Form N-
                   4, File Number 333-136242, Pre-Effective Amendment Number 2,
                   is hereby incorporated by reference.

26(h)(11)(viii)    Rule 22c-2 Shareholder Information Agreement between MFS Fund
                   Distributors, Inc. and Minnesota Life Insurance Company
                   previously filed on September 6, 2007 as exhibit 24(c)(8)(v)
                   to Variable Annuity Account's Form N-4, File Number 333-
                   140230, Pre-Effective Amendment Number 1, is hereby
                   incorporated by reference.

26(h)(11)(ix)      Fee letter dated September 1, 2010 referencing the
                   Participation Agreement by and among the MFS Variable
                   Insurance Trust, Minnesota Life Insurance and
                   Massachusetts Financial Services Company previously filed
                   on April 25, 2011 as exhibit 24(c)(8)(l)(vii) to Variable
                   Annuity Account's Form N-4, File Number 333-91784,
                   Post-Effective Amendment Numbers 26 and 171, is hereby
                   incorporated by reference.

26(h)(11)(x)       Amendment No. 6 to Participation Agreement by and among
                   MFS Variable Insurance Trust, Minnesota Life Insurance
                   Company and Massachusetts Financial Services Company
                   effective September 1, 2010 previously filed on April 25,
                   2011 as exhibit 24(c)(8)(l)(viii) to Variable Annuity
                   Account's Form N-4, File Number 333-91784, Post-Effective
                   Amendment Numbers 26 and 171, is hereby incorporated by
                   reference.

26(h)(12)(i)       Participation Agreement as of May 1, 2000 between Franklin
                   Templeton Variable Insurance Products Trust, Franklin
                   Templeton Distributors, Inc. and Minnesota Life Insurance
                   Company, previously filed as Exhibit 27(h)(14)(i) to
                   Registrant's Form N-6, File Number 333-96383, Post-Effective
                   Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(12)(ii)      Amendment to Participation Agreement as of May 1, 2000
                   between Franklin Templeton Variable Insurance Products Trust,
                   Franklin Templeton Distributors, Inc. and Minnesota Life
                   Insurance Company, previously filed as Exhibit 27(h)(14)(ii)
                   to Registrant's Form N-6, File Number 333-96383, Post-
                   Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(12)(iii)     Amendment No. 2 to Participation Agreement between Franklin
                   Templeton Variable Insurance Products Trust, Franklin
                   Templeton Distributors, Inc. and Minnesota Life Insurance
                   Company, previously filed as Exhibit 27(h)(14)(iii) to
                   Registrant's Form N-6, File Number 333-96383, Post-Effective
                   Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(12)(iv)      Amendment No. 3 to Participation Agreement by and among
                   Franklin Templeton Variable Insurance Products Trust,
                   Franklin Templeton Distributors, Inc., Minnesota Life
                   Insurance Company and Securian Financial Services, Inc,
                   previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life
                   Variable Life Account's Form N-6, File Number 33-3233, Post-
                   Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(12)(v)       Amendment No. 4 to Participation Agreement among Franklin
                   Templeton Variable Insurance Products Trust,

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                   Franklin/Templeton Distributors, Inc., Minnesota Life
                   Insurance Company and Securian Financial Services, Inc.,
                   previously filed as Exhibit 26(h)(14)(v) to Minnesota Life
                   Variable Life Account's Form N-6, File Number 33-64395, Post-
                   Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(12)(vi)      Amendment No. 5 to Participation Agreement among Franklin
                   Templeton Variable Insurance Products Trust,
                   Franklin/Templeton Distributors, Inc., and Minnesota Life
                   Insurance Company filed on December 20, 2006 as exhibit
                   24(c)(q)(v) to Variable Annuity Account's Form N-4, File
                   Number 333-136242, Pre-Effective Amendment Number 2, is
                   hereby incorporated by reference.

26(h)(12)(vii)     Rule 22c-2 Agreement between Franklin Templeton Distributors,
                   Inc. and Minnesota Life Insurance Company previously filed on
                   September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity
                   Account's Form N-4, File Number 333-140230, Pre-Effective
                   Amendment Number 1, is hereby incorporated by reference.

26(h)(12)(viii)    Amendment No. 6 to Participation Agreement among Franklin
                   Templeton Variable Insurance Products Trust,
                   Franklin/Templeton Distributors, Inc., and Minnesota Life
                   Insurance Company, previously filed on October 4, 2007 as
                   Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-
                   4, File Number 333-136242, Post-Effective Amendment Number 3,
                   is hereby incorporated by reference.

26(h)(12)(ix)      Amendment to Participation Agreement by and among Franklin
                   Templeton Variable Insurance Products Trust,
                   Franklin/Templeton Distributors, Inc. Minnesota Life
                   Insurance Company and Securian Financial Services, Inc.
                   effective August 16, 2010 previously filed on April 25,
                   2011 as exhibit 24(c)(8)(m)(vii) to Variable Annuity
                   Account's Form N-4, File Number 333-91784, Post-Effective
                   Amendment Numbers 26 and 171, is hereby incorporated by
                   reference.

26(h)(13)(i)       Participation Agreement as of September 29, 2003 between
                   Minnesota Life Insurance Company and Waddell & Reed, Inc.
                   previously filed as Exhibit 27(h)(15) to Minnesota Life
                   Variable Life Account's Form N-6, File Number 333-109853,
                   Pre-Effective Amendment Number 1, on February 19, 2004, is
                   hereby incorporated by reference.

26(h)(13)(ii)      Amendment Number One to the Target Funds Participation
                   Agreement among Minnesota Life Insurance Company, Waddell &
                   Reed, Inc. and W&R Target Funds, Inc., previously filed as
                   Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life
                   Account's Form N-6, File Number 33-64395, Post-Effective
                   Amendment Number 13, on April 21, 2006, is hereby
                   incorporated by reference.

26(h)(13)(iii)     Shareholder Information Agreement among Ivy Funds
                   Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life
                   Insurance Company, filed on April 20, 2007 as Exhibit
                   26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496,
                   Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(13)(iv)      Second Amendment to the Target Funds Participation Agreement
                   among Minnesota Life Insurance Company, Waddell & Reed, Inc.
                   and W&R Target Funds, Inc. previously filed as Exhibit
                   24(c)(8)(n)(ii) to Variable Annuity Account's Form N-4, File
                   Number 333-136242, Post-Effective Amendment Number 6 on
                   February 27, 2009, is hereby incorporated by reference.

26(h)(13)(v)       Third Amendment to Target Funds Participation Agreement
                   among Waddell & Reed, Inc., Ivy Funds Variable Insurance
                   Portfolios, and Minnesota Life Insurance Company
                   previously filed on April 25, 2011 as exhibit
                   24(c)(8)(n)(iii) to Variable Annuity Account's Form N-4,
                   File Number 333-91784, Post-Effective Amendment Numbers 26
                   and 171, is hereby incorporated by reference.


26(h)(14)(i)       Amendment No. 1 to Shareholder Services Agreement between
                   Minnesota Life Insurance Company and American Century
                   Investments, Inc., previously filed as Exhibit 26(h)(11)(ii)
                   to Minnesota Life Variable Life Account's Form N-6, File
                   Number 33-64395, Post-Effective Amendment Number 13, on April
                   21, 2006, is hereby incorporated by reference.

26(h)(14)(ii)      Amendment No. 2 to Shareholder Services Agreement between
                   Minnesota Life Insurance Company and American Century
                   Investment Services, Inc. , previously filed on October 4,
                   2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's
                   Form N-4, File Number 333-136242, Post-Effective Amendment
                   Number 3, is hereby incorporated by reference.

26(h)(15)(i)       Participation Agreement among Van Kampen Life Investment
                   Trust, Van Kampen Funds, Inc., Van Kampen Asset Management,
                   Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as Exhibit 24 (c)(z) to Variable Annuity
                   Account's Form N-4, File Number 333-91784, Post-Effective
                   Amendment Number 2, is hereby incorporated by reference.

26(h)(15)(ii)      Amendment Number one to the Agreement between Van Kampen
                   Asset Management, Inc. and Minnesota Life Insurance Company
                   filed on December 20, 2006 as exhibit 24(c)(s)(i) to Variable
                   Annuity Account's Form N-4, File Number 333-136242, Pre-
                   Effective Amendment Number 2, is hereby incorporated by
                   reference.

26(h)(15)(iii)     Amendment Number Two to Participation Agreement among
                   Minnesota Life Insurance Company, Van Kampen Life Investment
                   Trust, Van Kampen Funds, Inc. and Van Kampen Asset
                   Management, previously filed on April 27, 2010 as
                   Exhibit 26(h)(15)(iii) to Minnesota Life Variable Life Account's
                   Form N-6, File Number 33-3233, Post-Effective Amendment
                   Number 30, is hereby incorporated by reference.

26(h)(16)(i)       Van Kampen Life Investment Trust Shareholder Information
                   Agreement among Van Kampen Funds Inc., Van Kampen Life
                   Investment Trust, and Minnesota Life Insurance Agreement
                   previously filed on September 6, 2007 as exhibit 24(c)(8)(y)
                   to Variable Annuity Account's Form N-4, File Number 333-
                   140230, Pre-Effective Amendment Number 1, is hereby
                   incorporated by reference.

26(h)(17)(i)       Agreement among The Universal Institutional Funds, Inc.,
                   Morgan Stanley Distribution, Inc., Morgan Stanley Investment
                   Management Inc., and Minnesota Life Insurance Company ,
                   previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to
                   Variable Annuity Account's Form N-4, File Number 333-136242,
                   Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(h)(17)(ii)      Amendment Number One to Participation Agreement among
                   Minnesota Life Insurance Company, The Universal Institutional
                   Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan
                   Stanley Investment Management Inc., previously filed on
                   April 27, 2010 as Exhibit (26)(h)(17)(ii) to Minnesota Life
                   Variable Life Account's Form N-6, File Number 33-3233,
                   Post-Effective Amendment Number 30, is hereby incorporated by reference.

26(h)(18)(i)       Fund Participation Agreement among Minnesota Life Insurance
                   Company, Financial Investors Variable Insurance Trust, Alps
                   Advisers, Inc. and Alps Distributors, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity


                   Account's Form N-4, File Number 333-136242, Post-Effective
                   Amendment Number 3, is hereby incorporated by reference.

26(h)(18)(ii)      Amendment Number One to the Participation Agreement among
                   Minnesota Life Insurance Company, Financial Investors
                   Variable Insurance Trust, ALPS Advisers, Inc. and ALPS
                   Distributors, Inc. filed on February 25, 2010 as exhibit
                   24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File
                   Number 333-136242, Post-Effective Amendments 11 and 161 is
                   hereby incorporated by reference.

26(h)(18)(iii)     Amendment Number Two to Participation Agreement among
                   Minnesota Life Insurance Company, Financial Investors
                   Variable Insurance Trust, ALPS Advisors, Inc. and ALPS
                   Distributors, Inc., previously filed on April 27, 2010 as
                   Exhibit 26(h)(18)(iii) to Minnesota Life Variable Life
                   Account's Form N-6, File Number 33-3233, Post-Effective
                   Amendment Number 30, is hereby incorporated by reference.

26(h)(19)(i)       Fund Participation Agreement among Neuberger Berman Advisers
                   Management Trust, Neuberger Berman Management Inc. and
                   Minnesota Life Insurance Company, previously filed on October
                   9, 2009 as Exhibit 24(c)(8)(cc) to Variable Annuity Account's
                   Form N-4, File Number 333-136242, Post-Effective Amendment
                   Number 8, is hereby incorporated by reference.

26(h)(20)(i)       Shareholder Information Agreement between Advantus Series
                   Fund, Inc. and Minnesota Life Insurance Company, filed on
                   April 20, 2007 as Exhibit 26(h)(l)(iv) to Registrant's Form
                   N-6, File Number 33-85496, Post-Effective Amendment Number 17
                   is hereby incorporated by reference.

26(h)(21)(i)       Participation Agreement among Minnesota Life Insurance
                   Company, Securian Financial Services, Inc., and
                   AllianceBernstein Investments, Inc. , previously filed on
                   October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity
                   Account's Form N-4, File Number 333-136242, Post-Effective
                   Amendment Number 3, is hereby incorporated by reference.

26(h)(21)(ii)      Amendment Number One to Participation Agreement among
                   Minnesota Life Insurance Company, Securian Financial
                   Services, Inc., AllianceBernstein L.P. and AllianceBernstein
                   Investments, Inc., previously filed on April 27, 2010 as
                   Exhibit 26(h)(21)(ii) to Minnesota Life Variable Life
                   Account's Form N-6, File Number 33-3233, Post-Effective
                   Amendment Number 30, is hereby incorporated by reference.

26(h)(22)(i)       Participation Agreement among Minnesota Life Insurance
                   Company, PIMCO Variable Insurance Trust and Allianz Global
                   Investors Distributors LLC previously filed on April 25,
                   2011 as exhibit 24(c)(8)(ff) to Variable Annuity Account's
                   Form N-4, File Number 333-91784, Post-Effective Amendment
                   Numbers 26 and 171, is hereby incorporated by reference.

26(h)(22)(ii)      Selling Agreement for Advisor Class Shares of PIMCO
                   Variable Insurance Trust between Allianz Global Investors
                   Distributors LLC and Minnesota Life Insurance Company
                   previously filed on April 25, 2011 as exhibit 24(c)(8)(dd)
                   to Variable Annuity Account's Form N-4, File Number
                   333-91784, Post-Effective Amendment Numbers 26 and 171, is
                   hereby incorporated by reference.

26(h)(22)(iii)     PIMCO Services Agreement for Advisor Class Shares of PIMCO
                   Variable Insurance Trust between Pacific Investment
                   Management Company LLC and Minnesota Life Insurance
                   Company previously filed on April 25, 2011 as exhibit
                   24(c)(8)(ee) to Variable Annuity Account's Form N-4, File
                   Number 333-91784, Post-Effective Amendment Numbers 26 and
                   171, is hereby incorporated by reference.

26(h)(23)(i)       Participation Agreement by and between Goldman Sachs
                   Variable Insurance Trust, Goldman, Sachs & Co., and
                   Minnesota Life Insurance Company previously filed on April
                   25, 2011 as exhibit 24(c)(8)(gg) to Variable Annuity
                   Account's Form N-4, File Number 333-91784, Post-Effective
                   Amendment Numbers 26 and 171, is hereby incorporated by
                   reference.

26(h)(23)(ii)      Administrative Services Agreement between Goldman Sachs
                   Asset Management, L.P. and Minnesota Life Insurance
                   Company previously filed on April 25, 2011 as exhibit
                   24(c)(8)(hh) to Variable Annuity Account's Form N-4, File
                   Number 333-91784, Post-Effective Amendment Numbers 26 and
                   171, is hereby incorporated by reference.

26(h)(23)(iii)     Services Agreement between Goldman, Sachs & Co. and
                   Minnesota Life Insurance Company. previously filed on
                   April 25, 2011 as exhibit 24(c)(8)(ii) to Variable Annuity
                   Account's Form N-4, File Number 333-91784, Post-Effective
                   Amendment Numbers 26 and 171, is hereby incorporated by
                   reference.

26(h)(24)(i)       Fund Participation and Service Agreement among Minnesota
                   Life Insurance Company, American Funds Distributors, Inc.,
                   American Funds Service Company, Capital Research and
                   Management Company, and American Funds Insurance Series
                   previously filed on April 25, 2011 as exhibit 24(c)(8)(jj)
                   to Variable Annuity Account's Form N-4, File Number
                   333-91784, Post-Effective Amendment Numbers 26 and 171, is
                   hereby incorporated by reference.

26(h)(24)(ii)      Business Agreement among Minnesota Life Insurance Company,
                   Securian Financial Services, Inc., American Funds
                   Distributors, Inc. and Capital Research and Management
                   Company previously filed on April 25, 2011 as exhibit
                   24(c)(8)(kk) to Variable Annuity Account's Form N-4, File
                   Number 333-91784, Post-Effective Amendment Numbers 26 and
                   171, is hereby incorporated by reference.

26(h)(24)(iii)     American Funds Rule 22c-2 Agreement among American Funds
                   Service Company and Minnesota Life Insurance Company
                   previously filed on April 25, 2011 as exhibit 24(c)(8)(ll)
                   to Variable Annuity Account's Form N-4, File Number
                   333-91784, Post-Effective Amendment Numbers 26 and 171, is
                   hereby incorporated by reference.

26(i)(1)(i)        Investment Accounting Agreement between Securian Financial
                   Group, Inc. and State Street Bank and Trust Company,
                   previously filed as Exhibit 24(c)8(q) to Variable Annuity
                   Account's Form N-4, File Number 333-91784, Post-Effective
                   Amendment Number 1, on February 25, 2003, is hereby
                   incorporated by reference.

26(i)(1)(ii)       First Amendment to Investment Accounting Agreement between
                   Securian Financial Group, Inc. and State Street Bank and
                   Trust Company, previously filed on August 15, 2006 as Exhibit
                   26(i)(l)(b) to the Securian Life Variable Universal Life
                   Account's Form N-6, File Number 333-132009, Pre-Effective
                   Amendment Number 1, is hereby incorporated by reference.

26(i)(2)(i)        Administration Agreement between Securian Financial Group,
                   Inc. and State Street Bank and Trust Company, previously


                   filed as Exhibit 24(c)8(r) to Variable Annuity Account's Form
                   N-4, File Number 333-91784, Post-Effective Amendment Number
                   1, on February 25, 2003, is hereby incorporated by reference.

26(i)(2)(ii)       First Amendment to Administration Agreement between Securian
                   Financial Group, Inc. and State Street Bank and Trust
                   Company, previously filed on August 15, 2006 as Exhibit
                   26(i)(2)(b) to the Securian Life Variable Universal Life
                   Account's Form N-6, File Number 333-132009, Pre-Effective
                   Amendment Number 1, is hereby incorporated by reference.

26(j)              Not Applicable.

26(k)              Opinion and Consent of Timothy E. Wuestenhagen, Esq.

26(l)              Actuarial opinion of Robert J. Ehren, FSA, CLU.

26(m)              Calculation.

26(n)              Consent of KPMG LLP.

26(o)              Not Applicable.

26(p)              Not Applicable.

26(q) Redeemability exemption, previously filed as Exhibit 26(q) to Registrant's Form N-6, File Number 33-3233, Post-Effective
                   Amendment Number 25 on April 20, 2007, is hereby incorporated by reference.

26(r)              Minnesota Life Insurance Company - Power of Attorney to Sign
                   Registration Statements.